FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149
                                   ---------

                      FRANKLIN TAX-FREE TRUST
                      -----------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
          (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 11/30/06
                          --------



Item 1. Schedule of Investments.


Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3

Franklin Arizona Tax-Free Income Fund ....................................     7

Franklin Colorado Tax-Free Income Fund ...................................    13

Franklin Connecticut Tax-Free Income Fund ................................    17

Franklin Double Tax-Free Income Fund .....................................    21

Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    25

Franklin Federal Limited-Term Tax-Free Income Fund .......................    35

Franklin Florida Insured Tax-Free Income Fund ............................    38

Franklin Florida Tax-Free Income Fund ....................................    41

Franklin Georgia Tax-Free Income Fund ....................................    49

Franklin High Yield Tax-Free Income Fund .................................    53

Franklin Insured Tax-Free Income Fund ....................................    79

Franklin Kentucky Tax-Free Income Fund ...................................    94

Franklin Louisiana Tax-Free Income Fund ..................................    97

Franklin Maryland Tax-Free Income Fund ...................................   101

Franklin Massachusetts Insured Tax-Free Income Fund ......................   105

Franklin Michigan Insured Tax-Free Income Fund ...........................   109

Franklin Minnesota Insured Tax-Free Income Fund ..........................   117

Franklin Missouri Tax-Free Income Fund ...................................   123

Franklin New Jersey Tax-Free Income Fund .................................   129

Franklin North Carolina Tax-Free Income Fund .............................   136

Franklin Ohio Insured Tax-Free Income Fund ...............................   142

Franklin Oregon Tax-Free Income Fund .....................................   155

Franklin Pennsylvania Tax-Free Income Fund ...............................   162

Franklin Virginia Tax-Free Income Fund ...................................   168

Selected Portfolio Abbreviations .........................................   173

Notes to Statements of Investments .......................................   174

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 99.1%
    MUNICIPAL BONDS 99.1%
    ALABAMA 90.3%
    Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
      9/01/24 ..................................................................................     $  2,500,000     $   2,672,725
    Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.25%, 8/15/24 ............................................................        1,755,000         1,877,253
    Alabama HFA, SFMR, Refunding, Series D-2, GNMA Secured, 5.75%, 10/01/23 ....................          625,000           637,706
    Alabama State Docks Department Docks Facilities Revenue, MBIA Insured,
        6.30%, 10/01/21 ........................................................................        4,500,000         4,595,040
        Pre-Refunded, 5.50%, 10/01/22 ..........................................................        1,000,000         1,054,100
    Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.00%, 8/15/23 ............................................................        4,435,000         4,695,911
    Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ............................        3,470,000         3,704,121
    Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 .....................................        2,055,000         2,185,554
    Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 ..............................................        2,560,000         2,706,227
    Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 ..........................................        1,500,000         1,560,195
    Auburn University General Fee Revenue,
        AMBAC Insured, 5.00%, 6/01/34 ..........................................................        2,000,000         2,117,700
        Series A, FSA Insured, 5.00%, 6/01/32 ..................................................        5,590,000         6,018,585
    Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ................        2,000,000         2,123,140
    Baldwin County Eastern Shore Health Care Authority Hospital Revenue, Pre-Refunded, 5.75%,
      4/01/27 ..................................................................................        1,000,000         1,046,810
    Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ............................................        1,990,000         2,127,031
    Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
      12/01/32 .................................................................................        7,000,000         7,380,940
    Birmingham Southern College Private Educational Building Authority Tuition Revenue,
      Refunding, 5.35%, 12/01/19 ...............................................................        1,000,000         1,013,150
    Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29 ......        4,290,000         4,600,081
    Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
      12/01/23 .................................................................................        4,000,000         4,340,680
    Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 ..........................        2,145,000         2,267,887
    Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ......        2,000,000         2,184,020
    DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 ..................        4,330,000         4,595,516
    Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
        9/01/24 ................................................................................        4,235,000         4,498,163
        9/01/28 ................................................................................        2,000,000         2,119,420
        9/01/33 ................................................................................        2,500,000         2,641,700
    Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ...............................        1,500,000         1,593,420
    Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
      9/01/14 ..................................................................................        2,000,000         2,083,080
    Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ...............................        1,415,000         1,480,981
    Florence GO, wts., Series B, FGIC Insured, 5.00%, 9/01/23 ..................................        2,500,000         2,673,675
    Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ........................        2,000,000         2,141,700
    Gulf Shores GO, wts., AMBAC Insured, 6.00%, 9/01/21 ........................................          770,000           781,912
    Houston County Health Care Authority Revenue,
        AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 ..........................................        1,000,000         1,079,250
        AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 ...........................................        3,150,000         3,410,127
        Series A, AMBAC Insured, 5.25%, 10/01/30 ...............................................        5,000,000         5,472,050


                                         Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

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    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ALABAMA (CONTINUED)
    Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 .................     $  1,000,000     $   1,058,510
    Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
        5.40%, 6/01/22 .........................................................................        4,000,000         4,372,880
        5.00%, 6/01/24 .........................................................................        1,100,000         1,177,693
        5.50%, 6/01/27 .........................................................................        3,820,000         4,186,796
    Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center, MBIA Insured,
      5.00%,
        10/01/25 ...............................................................................        5,000,000         5,310,250
        10/01/29 ...............................................................................        4,000,000         4,239,000
    Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 ......        3,000,000         3,161,640
    Jefferson County Limited Obligation School Warrant Revenue, Series A, 5.00%, 1/01/24 .......        2,000,000         2,119,560
    Jefferson County Sewer Revenue,
        Capital Improvement wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 ........        6,000,000         6,288,300
        wts., ETM, 7.50%, 9/01/13 ..............................................................          200,000           221,080
        wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 .............................        6,000,000         6,080,100
        wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .............................        3,000,000         3,224,160
    Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A,
      MBIA Insured,
        5.625%, 7/01/21 ........................................................................        3,000,000         3,231,540
        5.375%, 7/01/29 ........................................................................        3,095,000         3,249,162
        Pre-Refunded, 5.375%, 7/01/29 ..........................................................        1,905,000         2,009,985
    Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
        12/01/29 ...............................................................................        1,540,000         1,649,694
        12/01/31 ...............................................................................        3,910,000         4,173,104
    Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
      AMBAC Insured, 5.00%, 9/01/34 ............................................................        2,000,000         2,127,760
    Madison GO, wts.,
        AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 ............................................        2,410,000         2,599,836
      a Refunding, XLCA Insured, 4.75%, 12/01/36 ...............................................        2,455,000         2,537,881
    Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ...........        2,170,000         2,317,169
    Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
        5.10%, 3/01/22 .........................................................................        2,265,000         2,404,660
        5.125%, 3/01/31 ........................................................................        8,230,000         8,745,527
    Mobile Housing Assistance Corp. MFHR, Refunding, Series A, FSA Insured, 7.625%,
      2/01/21 ..................................................................................        1,160,000         1,160,394
    Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
      AMBAC Insured, Pre-Refunded, 6.00%, 3/01/26 ..............................................        6,000,000         6,094,560
    Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 ......................................        1,975,000         2,100,472
    Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 .....................        1,935,000         2,079,332
    Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 .........................        2,150,000         2,333,352
    Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 .............................        5,000,000         5,360,100
    Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
        5/15/30 ................................................................................        1,500,000         1,601,025
        5/15/35 ................................................................................        2,000,000         2,121,480


4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

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    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ALABAMA (CONTINUED)
    Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ........................     $  4,275,000     $   4,599,045
    Russellville GO, wts., MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 .........................        2,500,000         2,550,000
    Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 .........................................        2,610,000         2,785,027
    St. Clair County Board of Education wts., Tax Anticipation wts.,
        Refunding, Series C, FSA Insured, 5.85%, 2/01/29 .......................................        1,530,000         1,613,232
        Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 ....................................        3,285,000         3,474,939
    Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ............................        1,700,000         1,829,200
    Tallahassee GO, Water Gas and Sewer wts., AMBAC Insured, Pre-Refunded, 5.25%, 5/01/31 ......        1,135,000         1,212,668
    Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC
      Project, Series A, CIFG Insured, 5.00%, 9/01/32 ..........................................        5,000,000         5,329,050
    Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ...................        2,215,000         2,349,628
    Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 ...............................        4,740,000         5,056,490
    University of Alabama General Revenue, Series A,
        MBIA Insured, 5.00%, 7/01/29 ...........................................................        1,000,000         1,066,770
        XLCA Insured, 5.00%, 7/01/32 ...........................................................        5,600,000         6,014,960
    University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 ................        1,940,000         2,079,913
    University of North Alabama Revenue,
        General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ...................................        4,395,000         4,612,377
        Student Housing, FGIC Insured, 5.00%, 11/01/29 .........................................        2,995,000         3,175,898
    Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
      Series A, 5.65%, 11/01/22 ................................................................        3,465,000         3,505,783
    Warrior River Water Authority Water Revenue, FSA Insured,
        5.40%, 8/01/29 .........................................................................        4,250,000         4,473,040
        5.50%, 8/01/34 .........................................................................        4,735,000         4,992,205
                                                                                                                      -------------
                                                                                                                        255,537,077
                                                                                                                      -------------
    U.S. TERRITORIES 8.8%
    PUERTO RICO 7.3%
    Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................        1,495,000         1,606,572
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................        1,885,000         2,015,800
        Refunding, FSA Insured, 5.25%, 7/01/27 .................................................        1,005,000         1,077,370
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................        1,115,000         1,178,354
        Series A, 5.125%, 7/01/31 ..............................................................        3,550,000         3,691,183
        Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................        1,450,000         1,550,616
    Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, 5.125%,
      7/01/26 ..................................................................................        5,000,000         5,365,050
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.25%, 7/01/27 ....................................................          760,000           803,898
        Refunding, Series G, 5.00%, 7/01/26 ....................................................        1,000,000         1,043,390
        Series D, Pre-Refunded, 5.25%, 7/01/27 .................................................        2,305,000         2,497,836
                                                                                                                      -------------
                                                                                                                         20,830,069
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.5%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
        10/01/13 ...............................................................................     $  1,700,000     $   1,767,116
        10/01/22 ...............................................................................        2,300,000         2,384,180
                                                                                                                      -------------
                                                                                                                          4,151,296
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                         24,981,365
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $265,539,867) ............................................                        280,518,442
                                                                                                                      -------------
    SHORT TERM INVESTMENT (COST $1,720,000) 0.6%
    MUNICIPAL BOND 0.6%
    ALABAMA 0.6%
  b Homewood Educational Building Authority Revenue, Educational Facilities, Samford
      University, AMBAC Insured, Daily VRDN and Put, 3.60%, 12/01/21 ...........................        1,720,000         1,720,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $267,259,867) 99.7% ................................................                        282,238,442
    OTHER ASSETS, LESS LIABILITIES 0.3% ........................................................                            944,714
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 283,183,156
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.6%
    MUNICIPAL BONDS 97.6%
    ARIZONA 79.2%
    Arizona Health Facilities Authority Hospital System Revenue,
        John C. Lincoln Health Network, 5.75%, 12/01/32 ........................................     $  3,280,000     $   3,521,834
        Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ............................        1,340,000         1,387,503
    Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
      7/01/20 ..................................................................................        6,390,000         7,079,481
    Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded, 5.00%,
      7/01/19 ..................................................................................        2,000,000         2,123,960
    Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
      AMBAC Insured, 5.125%, 6/01/25 ...........................................................        2,000,000         2,112,640
    Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
      5.00%, 8/01/33 ...........................................................................        1,000,000         1,051,150
    Arizona State University COP,
        Arizona State University Project, Series 2002, MBIA Insured, 5.00%, 7/01/20 ............        5,475,000         5,804,814
        Arizona State University Project, Series 2002, MBIA Insured, 5.00%, 7/01/21 ............        5,965,000         6,315,086
        Arizona State University Project, Series 2002, MBIA Insured, 5.10%, 7/01/23 ............        3,545,000         3,781,700
        Arizona State University Project, Series 2002, MBIA Insured, 5.10%, 7/01/24 ............        1,875,000         1,998,263
        Arizona State University Project, Series 2002, MBIA Insured, 5.10%, 7/01/25 ............        2,640,000         2,810,808
        Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ................        1,350,000         1,366,241
        Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ........................       17,250,000        18,387,292
        Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/27 ..............        2,915,000         3,124,064
    Arizona State University Revenues,
        FGIC Insured, 5.00%, 7/01/23 ...........................................................        2,890,000         3,053,690
        FGIC Insured, 5.00%, 7/01/25 ...........................................................        2,250,000         2,372,827
        System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 ....................................        1,000,000         1,067,310
        System, Refunding, AMBAC Insured, 5.00%, 7/01/27 .......................................        1,895,000         2,047,036
    Arizona Student Loan Acquisition Authority Student Loan Revenue,
        junior sub., Refunding, Series B-1, 6.15%, 5/01/29 .....................................        1,000,000         1,065,950
        Refunding, senior series A-1, 5.90%, 5/01/24 ...........................................        1,500,000         1,599,000
    Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
      MBIA Insured, 5.00%, 7/01/28 .............................................................        7,000,000         7,409,150
    Casa Grande IDA,
        IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ................................................          500,000           500,485
        PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ................................................        1,800,000         1,801,728
    Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
      7/20/41 ..................................................................................        2,235,000         2,367,089
    Downtown Phoenix Hotel Corp. Revenue,
        senior series A, FGIC Insured, 5.00%, 7/01/40 ..........................................       26,485,000        28,233,540
        Sub Series B, FGIC Insured, 5.00%, 7/01/36 .............................................       25,095,000        26,810,494
        Sub Series B, FGIC Insured, 5.00%, 7/01/40 .............................................       12,845,000        13,693,027
    Glendale IDA Hospital Revenue, John C Lincoln Health, Refunding, Series B, 5.00%,
      12/01/37 .................................................................................        3,000,000         3,103,140
    Glendale IDAR, Midwestern University, Series A,
        5.375%, 5/15/28 ........................................................................        8,000,000         8,300,320
        Connie Lee Insured, 6.00%, 5/15/16 .....................................................          455,000           464,232
        Connie Lee Insured, 6.00%, 5/15/26 .....................................................          340,000           346,746
        MBIA Insured, 5.375%, 5/15/28 ..........................................................        1,050,000         1,085,049


                                         Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
      7/01/33 ..................................................................................     $  1,000,000     $   1,058,450
    Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 .................        2,000,000         2,131,180
    Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ......        1,500,000         1,594,515
    Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ....        1,000,000         1,063,010
    Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured, 5.00%,
      8/01/26 ..................................................................................        4,425,000         4,759,220
    Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
      5.25%, 7/01/22 ...........................................................................        1,100,000         1,138,731
    Maricopa County GO, USD No. 41, Gilbert,
        6.25%, 7/01/15 .........................................................................          160,000           166,968
        Pre-Refunded, 6.25%, 7/01/15 ...........................................................        1,840,000         1,915,826
    Maricopa County Hospital Revenue, Sun Health Corp.,
        5.30%, 4/01/29 .........................................................................        7,095,000         7,281,102
        Pre-Refunded, 6.125%, 4/01/18 ..........................................................       11,270,000        11,582,742
        Refunding, 5.80%, 4/01/08 ..............................................................        3,870,000         3,967,640
        Refunding, 5.90%, 4/01/09 ..............................................................        2,120,000         2,175,014
        Refunding, 6.125%, 4/01/18 .............................................................        4,380,000         4,500,100
        Refunding, 5.00%, 4/01/35 ..............................................................       12,090,000        12,521,976
    Maricopa County IDA,
        MFHR, Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
          1/01/18 ..............................................................................        2,000,000         2,261,860
        MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 ......          570,000           576,287
        MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ............        1,650,000         1,705,407
        SFMR, GNMA Secured, 6.25%, 12/01/30 ....................................................           40,000            40,000
    Maricopa County IDA Health Facilities Revenue,
        Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 .........................        7,000,000         7,561,540
        Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 ..........................       12,250,000        13,256,827
        Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 .............        1,785,000         1,820,165
        Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 .............        9,600,000         9,770,016
        Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ..................        9,535,000         9,790,252
        Catholic Healthcare West Project, Series A, Pre-Refunded, 5.00%, 7/01/16 ...............          780,000           786,638
        Mayo Clinic, 5.00%, 11/15/36 ...........................................................       25,750,000        27,403,665
    Maricopa County IDA Hospital Facility Revenue,
        Mayo Clinic Hospital, 5.25%, 11/15/37 ..................................................       16,000,000        16,556,640
        Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ...................................        3,000,000         3,071,880
        Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ................        1,890,000         2,327,441
    Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A,
      GNMA Secured, 5.00%, 8/20/35 .............................................................        1,725,000         1,819,944
    Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project,
      Series A, AMBAC Insured, 5.05%, 5/01/29 ..................................................       11,500,000        12,166,310
    Mesa Utility System Revenue,
        FGIC Insured, 5.00%, 7/01/21 ...........................................................        5,000,000         5,309,900
        MBIA Insured, 5.00%, 7/01/26 ...........................................................       10,000,000        10,708,200
        MBIA Insured, 5.00%, 7/01/27 ...........................................................       10,500,000        11,236,470
        MBIA Insured, 5.00%, 7/01/28 ...........................................................       11,000,000        11,756,690


8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Mohave County IDA Health Care Revenue, Chris Ridge and Silver, Refunding, GNMA Secured,
      6.375%, 11/01/31 .........................................................................     $    585,000     $     603,264
    Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 ..............        6,075,000         6,530,868
    Northern Arizona University COP,
        AMBAC Insured, 5.00%, 9/01/30 ..........................................................        6,360,000         6,801,193
        Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/25 ...........        2,130,000         2,301,976
        Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ...........        2,355,000         2,541,516
    Northern Arizona University Revenues, FGIC Insured, 5.00%, 6/01/30 .........................        1,000,000         1,051,360
    Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ...............................        1,300,000         1,341,392
    Phoenix Airport Revenue,
        Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ......................................          700,000           700,595
        Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ......................................        1,680,000         1,681,495
        Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ......................................        1,785,000         1,786,589
        Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ......................................          570,000           570,507
        Series D, MBIA Insured, 6.30%, 7/01/10 .................................................        1,800,000         1,801,602
        Series D, MBIA Insured, 6.40%, 7/01/11 .................................................        3,825,000         3,828,404
        Series D, MBIA Insured, 6.40%, 7/01/12 .................................................          820,000           820,730
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B,
      FGIC Insured, 5.25%,
        7/01/22 ................................................................................        3,000,000         3,187,110
        7/01/23 ................................................................................        5,000,000         5,306,700
        7/01/27 ................................................................................       15,250,000        16,138,617
    Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
      Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
        7/01/27 ................................................................................        3,945,000         3,457,161
        7/01/28 ................................................................................        2,000,000         1,761,260
        7/01/29 ................................................................................        2,000,000         1,769,160
        7/01/36 ................................................................................        5,000,000         4,538,950
        7/01/37 ................................................................................        7,000,000         6,367,410
    Phoenix Civic Improvement Corp. Excise Tax Revenue,
        Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 .....................        2,985,000         3,149,205
        Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ...................       18,310,000        19,346,895
        Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/30 ....        5,525,000         5,922,468
        Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/35 ....       12,000,000        12,827,280
    Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
        FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 .............................................        3,000,000         3,275,160
        FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 .............................................        3,670,000         4,006,612
        FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 .............................................       24,715,000        26,981,860
        MBIA Insured, 5.00%, 7/01/28 ...........................................................        2,000,000         2,136,220
        MBIA Insured, 5.00%, 7/01/29 ...........................................................        3,405,000         3,639,230
        Refunding, FGIC Insured, 5.00%, 7/01/20 ................................................        9,710,000        10,244,633
        Refunding, FGIC Insured, 5.125%, 7/01/21 ...............................................       10,000,000        10,581,200
        Refunding, FGIC Insured, 5.00%, 7/01/24 ................................................        7,050,000         7,407,858
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
        FGIC Insured, 5.00%, 7/01/26 ...........................................................        3,250,000         3,434,080
        MBIA Insured, 5.00%, 7/01/29 ...........................................................        5,000,000         5,382,250


                                         Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Phoenix GO,
        5.25%, 7/01/22 .........................................................................     $  5,420,000     $   5,763,845
        Various Purposes, Series B, 5.00%, 7/01/27 .............................................        8,360,000         8,859,259
    Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured,
      6.90%, 1/01/23 ...........................................................................        1,140,000         1,140,958
    Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 .................................           25,000            25,000
    Phoenix IDA Government Office Lease Revenue,
        Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 .....................        3,445,000         3,708,267
        Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 .............................        4,300,000         4,540,198
        Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 .............................        4,000,000         4,201,960
        Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.375%, 9/15/22 .....................        2,000,000         2,127,140
        Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 ......................       22,300,000        23,815,285
        Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 .........................        4,615,000         4,964,125
    Phoenix IDA Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%,
      12/01/16 .................................................................................        3,500,000         3,636,535
    Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
      6/01/09 ..................................................................................        1,120,000         1,127,302
    Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 ..............................          610,000           610,598
    Pima County IDA,
        MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 .............................        2,720,000         2,774,400
        SFMR, Refunding, Series A, 7.625%, 2/01/12 .............................................          215,000           215,473
        SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 .........................................           30,000            30,000
    Salt River Project Agricultural Improvement and Power District Electric System Revenue,
      Salt River Project,
        Refunding, Series A, 5.00%, 1/01/23 ....................................................        6,000,000         6,364,440
        Refunding, Series A, 5.00%, 1/01/31 ....................................................        1,375,000         1,452,014
      a Series A, 5.00%, 1/01/37 ...............................................................       10,000,000        10,770,100
    San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
      5.00%, 7/01/38 ...........................................................................        8,650,000         9,201,264
    Scottsdale GO, Refunding, 5.00%, 7/01/22 ...................................................        3,000,000         3,207,570
    Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Pre-Refunded,
        5.70%, 12/01/21 ........................................................................        2,000,000         2,209,860
        5.80%, 12/01/31 ........................................................................       14,865,000        16,492,123
    Scottsdale Municipal Property Corp. Excise Tax Revenue,
        Pre-Refunded, 5.00%, 7/01/24 ...........................................................        5,000,000         5,470,600
        Pre-Refunded, 5.00%, 7/01/30 ...........................................................        7,580,000         8,413,194
        Series A, Pre-Refunded, 5.00%, 7/01/34 .................................................        2,000,000         2,188,240
    Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
        12/01/25 ...............................................................................        1,420,000         1,515,268
        12/01/30 ...............................................................................        1,815,000         1,928,365
        12/01/35 ...............................................................................        2,000,000         2,112,620
    Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue,
      University of Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ................        3,000,000         3,242,580
    Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
        7/01/28 ................................................................................        4,275,000         4,537,570
        7/01/34 ................................................................................       11,510,000        12,182,759


10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
        5.40%, 11/20/22 ........................................................................     $  1,090,000     $   1,143,802
        5.45%, 11/20/32 ........................................................................        1,285,000         1,351,781
    Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ............       10,000,000        10,486,800
    Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
      AMBAC Insured, 5.00%, 7/15/32 ............................................................        1,000,000         1,048,750
    Tucson Water Revenue,
        Series A, FGIC Insured, 5.00%, 7/01/23 .................................................        3,600,000         3,770,424
        Series D, FGIC Insured, 5.25%, 7/01/23 .................................................        3,000,000         3,123,480
        Series D, FGIC Insured, 5.25%, 7/01/24 .................................................        2,700,000         2,804,409
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 ....................................        7,000,000         7,276,710
    University of Arizona COP,
        Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ...............        1,115,000         1,174,563
        University of Arizona Projects, Series B, AMBAC Insured, 5.125%, 6/01/22 ...............        2,250,000         2,409,097
        University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ................        7,070,000         7,487,130
        University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ................        7,000,000         7,404,740
        University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ................        5,565,000         5,877,030
    University of Arizona University Revenues, Arizona Board of Regents System, Series A,
      FGIC Insured, 5.80%, 6/01/24 .............................................................        2,000,000         2,130,040
    Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
      8/01/33 ..................................................................................        2,000,000         2,176,740
    Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ...........           75,000            75,132
    Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
      5.50%, 8/01/21 ...........................................................................        2,015,000         2,201,972
    Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
      7/01/25 ..................................................................................        3,100,000         3,222,047
                                                                                                                      -------------
                                                                                                                        789,184,624
                                                                                                                      -------------
    U.S. TERRITORIES 18.4%
    PUERTO RICO 18.0%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 ................................................................        5,000,000         5,231,550
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 .................        3,355,000         3,547,342
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
        5.00%, 7/01/36 .........................................................................       10,000,000        10,616,800
        5.50%, 7/01/36 .........................................................................        8,550,000         9,518,202
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       19,600,000        21,432,208
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................        5,000,000         5,476,050
    Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 ..............       15,000,000        16,040,400
    Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 .................................................................................           40,000            40,811
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Hospital Revenue,
        Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 .....................        4,770,000         4,786,981
        Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..............        2,790,000         2,795,134


                                        Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................     $  8,190,000     $   8,722,023
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................       21,810,000        23,771,155
        Series I, 5.375%, 7/01/34 ..............................................................       40,000,000        43,371,200
        Series I, 5.00%, 7/01/36 ...............................................................        7,000,000         7,355,180
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
        5.50%, 8/01/29 .........................................................................        3,660,000         3,886,993
        Pre-Refunded, 5.50%, 8/01/29 ...........................................................       11,340,000        12,384,074
                                                                                                                      -------------
                                                                                                                        178,976,103
                                                                                                                      -------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/13 ....        2,500,000         2,598,700
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
      7/01/17 ..................................................................................        1,500,000         1,542,960
                                                                                                                      -------------
                                                                                                                          4,141,660
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                        183,117,763
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $910,707,403) ............................................                        972,302,387
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 0.9%
    MUNICIPAL BONDS 0.9%
    ARIZONA 0.3%
  b Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
      Weekly VRDN and Put, 3.48%, 10/01/26 .....................................................        2,100,000         2,100,000
  b Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation,
      Series A, FGIC Insured, Weekly VRDN and Put, 3.48%, 10/01/15 .............................          670,000           670,000
                                                                                                                      -------------
                                                                                                                          2,770,000
                                                                                                                      -------------
    U.S. TERRITORIES 0.6%
    PUERTO RICO 0.6%
  b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 3.29%, 12/01/15 .....................................................        2,500,000         2,500,000
  b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................        3,600,000         3,600,000
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                          6,100,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,870,000) .............................................                          8,870,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $919,577,403) 98.5% ................................................                        981,172,387
    OTHER ASSETS, LESS LIABILITIES 1.5% ........................................................                         15,219,884
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 996,392,271
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.4%
    MUNICIPAL BONDS 98.4%
    COLORADO 95.4%
    Arapahoe County MFR, Housing Development Reserve South Creek, Series A, FSA Insured,
      6.45%, 6/01/32 ...........................................................................     $  3,105,000     $   3,288,195
    Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
      12/01/32 .................................................................................       15,000,000        15,948,150
    Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
        10/01/32 ...............................................................................        1,690,000         1,860,098
        10/01/40 ...............................................................................        8,200,000         8,969,570
    Arvada IDR, Wanco Inc. Project,
        5.25%, 12/01/07 ........................................................................           45,000            45,228
        5.80%, 12/01/17 ........................................................................          480,000           490,541
    Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 ...................................        4,935,000         5,297,574
    Aurora Sewer Improvement Revenue, first lien, MBIA Insured, 5.00%, 8/01/29 .................        7,285,000         7,924,259
    Boulder County Development Revenue, University Corp. for Atmospheric Research,
      MBIA Insured, 5.00%, 9/01/33 .............................................................        1,500,000         1,580,865
    Boulder County Hospital Revenue, Longmont United Hospital Project, Pre-Refunded,
        5.50%, 12/01/12 ........................................................................        1,000,000         1,026,610
        5.60%, 12/01/17 ........................................................................        3,385,000         3,478,054
    Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ...................        2,500,000         2,652,675
    Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ........        8,655,000         9,425,555
    Broomfield COP,
        Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ......................        1,535,000         1,622,771
        Refunding, AMBAC Insured, 6.00%, 12/01/29 ..............................................        2,000,000         2,134,280
    Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
      5.00%, 12/01/27 ..........................................................................       10,000,000        10,571,500
    Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
      12/01/31 .................................................................................        7,500,000         7,908,150
    Centennial Downs Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/28 .......        1,560,000         1,666,876
    Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ....................        6,915,000         7,365,236
    Colorado Educational and Cultural Facilities Authority Revenue,
        Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
          7/01/27 ..............................................................................        6,545,000         6,895,550
        Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
          7/01/32 ..............................................................................       10,005,000        10,510,252
        University of Denver Project, AMBAC Insured, Pre-Refunded, 5.375%, 3/01/23 .............        1,050,000         1,126,020
        University of Denver Project, Refunding, Series B, FGIC Insured, 5.25%, 3/01/35 ........        3,250,000         3,608,735
    Colorado Health Facilities Authority Revenue,
        Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 ...................        1,800,000         1,856,448
        Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ..........           88,000            88,212
        Evangelical Lutheran, Series A, 5.25%, 6/01/34 .........................................        3,500,000         3,717,875
        Evangelical Lutheran Project, 5.25%, 6/01/31 ...........................................        4,000,000         4,274,200
        Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
          12/01/25 .............................................................................        3,050,000         3,249,958
        Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
          12/01/26 .............................................................................        3,205,000         3,412,428
        Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
          12/01/27 .............................................................................        3,365,000         3,577,130
        Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%,
          12/01/30 .............................................................................        3,000,000         3,181,560


                                        Quarterly Statements of Investments | 13

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Colorado Health Facilities Authority Revenue, (continued)
        Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 ......................     $    890,000     $     938,905
        Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 ......................        1,000,000         1,048,250
        Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
          Pre-Refunded, 5.75%, 5/15/24 .........................................................        5,000,000         5,302,350
        Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ......................................        8,000,000         8,185,120
        Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ...................................        1,660,000         1,688,270
        Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ...................................        1,615,000         1,639,500
        Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 ............................        2,500,000         2,864,300
        Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 .............................        5,500,000         6,270,550
    Colorado HFAR,
        MF, Project II, Series A-2, 5.30%, 10/01/23 ............................................        1,645,000         1,722,052
        MF, Project II, Series A-2, 5.375%, 10/01/32 ...........................................        3,605,000         3,735,393
        MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 .............................        2,630,000         2,762,079
        MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 .........................        1,000,000         1,024,140
        MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 ......................................        1,535,000         1,594,773
    Colorado Springs Hospital Revenue,
        6.375%, 12/15/30 .......................................................................        3,785,000         4,172,319
        Pre-Refunded, 6.375%, 12/15/30 .........................................................        3,715,000         4,128,962
    Colorado Springs Utilities Revenue,
        Refunding and Improvement, Series A, 5.375%, 11/15/26 ..................................       10,000,000        10,142,700
        sub. lien, System Improvement, Series B, 5.00%, 11/15/33 ...............................        4,000,000         4,225,440
    Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons Academic
      Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 ................................        5,000,000         5,348,150
    Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
        6.15%, 9/01/11 .........................................................................          125,000           125,737
        6.30%, 9/01/14 .........................................................................           25,000            25,156
    Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
      Series A, FGIC Insured, 5.80%, 11/01/20 ..................................................        2,000,000         2,152,860
    Colorado Water Resources and Power Development Authority Water Resources Revenue,
        Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 .............       10,475,000        11,259,368
        East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ........        2,590,000         2,801,292
        Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 .......................        5,000,000         5,357,150
    Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 ..........................................       13,975,000        14,988,607
    Denver City and County Airport Revenue,
        Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ...................................        4,500,000         4,786,245
        Refunding, Series B, 5.50%, 11/15/33 ...................................................        5,000,000         5,366,100
        Series D, 7.75%, 11/15/13 ..............................................................        1,000,000         1,128,570
    Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 .........        7,000,000         7,575,190
    Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured, 5.00%,
      12/01/30 .................................................................................       15,000,000        16,114,650
    Denver Health and Hospital Authority Healthcare Revenue,
        Refunding, Series A, 6.25%, 12/01/33 ...................................................        3,250,000         3,637,367
        Series A, 6.00%, 12/01/23 ..............................................................        1,000,000         1,074,670
        Series A, 6.00%, 12/01/31 ..............................................................        5,400,000         5,736,042
    Douglas County School District No. RE-1 Douglas and Elbert Counties GO, Improvement,
      Series B, FSA Insured, 5.00%, 12/15/30 ...................................................        1,835,000         1,965,120
  a Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
      11/01/35 .................................................................................       11,275,000        12,112,394


14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    E-470 Public Highway Authority Revenue,
        Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 .......................     $  3,000,000     $     783,030
        Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 .......................        7,800,000         2,156,856
        Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 .......................       14,075,000         3,472,162
        Refunding, Senior Series A, MBIA Insured, 5.00%, 9/01/26 ...............................        5,000,000         5,089,800
        Senior Series A, MBIA Insured, 5.75%, 9/01/29 ..........................................        4,575,000         4,984,234
        Senior Series A, MBIA Insured, 5.75%, 9/01/35 ..........................................       10,825,000        11,793,296
    El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
      12/20/32 .................................................................................        1,890,000         1,971,327
    El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 .....................        4,000,000         4,261,320
    El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ....................        1,500,000         1,634,985
    Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 ....................        5,325,000         5,407,857
    Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
        12/01/19 ...............................................................................        1,500,000         1,608,945
        12/01/24 ...............................................................................        1,000,000         1,072,630
    Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ............        1,000,000         1,027,210
    La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
        5.75%, 4/01/14 .........................................................................        2,090,000         2,162,878
        6.00%, 4/01/19 .........................................................................        1,000,000         1,040,770
        6.10%, 4/01/24 .........................................................................        1,000,000         1,040,480
    Logan County School District No. RE-1 Valley Sterling GO, MBIA Insured, 5.00%, 12/15/30 ....        6,470,000         6,976,472
    Northwest Parkway Public Highway Authority Revenue, Series A,
        AMBAC Insured, 5.125%, 6/15/26 .........................................................        7,550,000         8,057,133
        AMBAC Insured, 5.125%, 6/15/31 .........................................................        4,465,000         4,751,474
        FSA Insured, 5.25%, 6/15/41 ............................................................        3,460,000         3,713,203
    Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured, 5.375%, 12/01/30 ........        2,940,000         3,131,159
    Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
      11/01/21 .................................................................................        4,300,000         4,687,430
    Pueblo County COP, Public Parking, 6.90%, 7/01/15 ..........................................          360,000           360,763
    Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
      12/01/19 .................................................................................        3,995,000         4,277,247
    Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, AMBAC
      Insured, 5.00%, 11/01/31 .................................................................        7,000,000         7,615,440
    Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
      Refunding, 7.875%, 9/01/08 ...............................................................        2,750,000         2,952,482
    Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
      Renewal, MBIA Insured, 5.00%, 12/01/29 ...................................................        6,100,000         6,535,113
    Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ...........................        7,010,000         7,510,023
    University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 ........................        6,070,000         6,417,447
    University of Colorado Enterprise System Revenue, AMBAC Insured, 5.00%, 6/01/28 ............        5,240,000         5,676,178
    University of Colorado Hospital Authority Revenue, Series A,
        5.60%, 11/15/25 ........................................................................        1,900,000         2,021,087
        5.00%, 11/15/37 ........................................................................        2,000,000         2,091,860
        5.25%, 11/15/39 ........................................................................        3,000,000         3,195,240
    University of Northern Colorado Revenue,
        Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
          6/01/31 ..............................................................................        3,000,000         3,125,910
        FSA Insured, 5.00%, 6/01/30 ............................................................        4,580,000         4,920,523


                                        Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 .................     $  5,000,000     $   5,392,000
    Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ..........................        1,555,000         1,663,150
                                                                                                                      -------------
                                                                                                                        446,333,440
                                                                                                                      -------------
    U.S. TERRITORIES 3.0%
    PUERTO RICO 1.9%
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
        7/01/22 ................................................................................        1,335,000         1,364,223
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................        2,120,000         2,257,715
        Series I, 5.375%, 7/01/34 ..............................................................        5,000,000         5,421,400
                                                                                                                      -------------
                                                                                                                          9,043,338
                                                                                                                      -------------
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
        5.40%, 10/01/12 ........................................................................        2,500,000         2,594,775
        5.50%, 10/01/22 ........................................................................        2,500,000         2,591,500
                                                                                                                      -------------
                                                                                                                          5,186,275
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                         14,229,613
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $431,667,152) ............................................                        460,563,053
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 1.7%
    MUNICIPAL BONDS 1.7%
    COLORADO 1.5%
  b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal
      Bond Program,
        Daily VRDN and Put, 3.65%, 2/01/35 .....................................................        1,440,000         1,440,000
        Series A-4, Daily VRDN and Put, 3.65%, 2/01/34 .........................................        4,900,000         4,900,000
        Series A-7, Weekly VRDN and Put, 3.65%, 7/01/29 ........................................          500,000           500,000
                                                                                                                      -------------
                                                                                                                          6,840,000
                                                                                                                      -------------
    U.S. TERRITORIES 0.2%
    PUERTO RICO 0.2%
  b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................        1,000,000         1,000,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,840,000) .............................................                          7,840,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $439,507,152) 100.1% ...............................................                        468,403,053
    OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................................                           (610,045)
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 467,793,008
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.5%
    MUNICIPAL BONDS 97.5%
    CONNECTICUT 78.4%
    Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 .......................     $  1,000,000     $   1,089,400
    Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
      5.125%, 10/01/26 .........................................................................        3,000,000         3,149,310
    Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
        5.75%, 12/01/23 ........................................................................          750,000           796,898
        Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 .................        2,000,000         2,144,160
        Church Homes Inc., Refunding, 5.80%, 4/01/21 ...........................................        4,000,000         4,092,640
        Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ..........................        1,100,000         1,121,395
    Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
      Series A, 5.85%, 9/01/28 .................................................................        5,500,000         5,799,090
    Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
      Refunding, Radian Insured, 5.00%, 9/01/21 ................................................        2,000,000         2,063,780
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project,
        6.15%, 4/01/35 .........................................................................        1,000,000         1,026,380
        6.00%, 9/01/36 .........................................................................       10,000,000        10,242,700
    Connecticut State GO,
        Series A, FSA Insured, 4.75%, 12/15/22 .................................................        1,000,000         1,073,410
        Series B, 5.00%, 6/15/22 ...............................................................        2,000,000         2,117,600
        Series B, FSA Insured, 5.00%, 5/01/26 ..................................................        3,040,000         3,311,077
        Series B, Pre-Refunded, 5.00%, 6/15/20 .................................................       10,000,000        10,627,300
        Series D, 5.00%, 11/01/26 ..............................................................        2,000,000         2,170,700
    Connecticut State Health and Educational Facilities Authority Revenue,
        Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ...............................        5,000,000         5,189,700
        Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 ............................        1,000,000         1,050,420
        Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ..........................        3,250,000         3,461,478
        Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ................        1,250,000         1,329,650
        Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 .................        1,000,000         1,054,870
        Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 ..................        1,000,000         1,075,010
        Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 .............        3,500,000         3,704,470
        Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
          7/01/25 ..............................................................................        3,215,000         3,500,813
        Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
          7/01/30 ..............................................................................        2,500,000         2,650,175
        Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
          7/01/25 ..............................................................................        5,980,000         6,524,240
        Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .............        2,500,000         2,632,050
        Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 .............        8,000,000         8,471,360
        Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ...........................        3,000,000         3,189,840
        Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 ...............................        4,210,000         4,434,940
        Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 ..........................        5,000,000         5,451,300
        Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ........................        3,595,000         3,743,078
        Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 .................        1,000,000         1,056,390
        Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ........................        3,000,000         3,079,770
        Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 .........................        3,200,000         3,284,928
        Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ..............................          450,000           547,821
      a Middlesex Hospital, Series L, FSA Insured, 5.00%, 7/01/32 ..............................        2,500,000         2,695,075


                                        Quarterly Statements of Investments | 17

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CONNECTICUT (CONTINUED)
    Connecticut State Health and Educational Facilities Authority Revenue, (continued)
        Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 ....................     $  2,730,000     $   2,977,010
        Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 ....................        3,415,000         3,695,576
        New Horizons Village Project, 7.30%, 11/01/16 ..........................................        2,905,000         2,909,880
        Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ..........................        1,675,000         1,787,962
        Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ...........        4,000,000         4,090,440
        Sacred Heart University, Series C, 6.50%, 7/01/16 ......................................          235,000           240,034
        Sacred Heart University, Series C, 6.625%, 7/01/26 .....................................          785,000           801,728
        Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 ........................        1,000,000         1,034,160
        Series B, MBIA Insured, 5.00%, 7/01/33 .................................................        2,000,000         2,127,600
        St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ...............................        4,615,000         4,501,148
        Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 ...............................        5,425,000         5,729,668
        Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ................................        1,855,000         1,987,614
        University of Connecticut Foundation, Series A, 5.375%, 7/01/29 ........................        1,250,000         1,302,763
        Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 .................        1,000,000         1,062,130
        Westover School, Series A, Radian Insured, 5.70%, 7/01/30 ..............................        2,000,000         2,157,860
        William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 ......................        4,720,000         5,056,017
        Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ..........................        5,000,000         5,051,800
        Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 .....................       10,000,000        10,821,600
        Yale University, Series Y-1, 5.00%, 7/01/35 ............................................       15,000,000        16,158,000
    Connecticut State HFAR,
        Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ...........        1,840,000         1,884,786
        Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ............................        2,715,000         2,818,143
        Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 .......................        4,650,000         4,769,923
        Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 .....        1,000,000         1,077,210
        Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 .....        1,000,000         1,068,830
    Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
      Loan Program, Series A,
        AMBAC Insured, 6.00%, 11/15/18 .........................................................          690,000           706,229
        MBIA Insured, 5.50%, 11/15/17 ..........................................................          915,000           948,233
    Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
        7/01/26 ................................................................................        6,025,000         6,550,018
        7/01/27 ................................................................................        4,060,000         4,410,419
    Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
        Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ..................................        1,000,000         1,082,950
        Series B, AMBAC Insured, 5.00%, 12/01/20 ...............................................        5,000,000         5,346,300
        Series B, AMBAC Insured, 5.00%, 12/01/22 ...............................................        1,000,000         1,064,280
    Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
      Series A, MBIA Insured, 5.00%,
        11/15/24 ...............................................................................        3,315,000         3,595,880
        8/15/35 ................................................................................        6,750,000         7,263,742
    Hartford GO, AMBAC Insured, 5.00%,
        7/15/23 ................................................................................        1,000,000         1,093,300
        7/15/25 ................................................................................        1,000,000         1,086,590


18 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CONNECTICUT (CONTINUED)
    New Haven GO, Series C, MBIA Insured,
        5.00%, 11/01/22 ........................................................................     $  2,975,000     $   3,190,866
        ETM, 5.00%, 11/01/22 ...................................................................           25,000            28,717
    South Central Regional Water Authority Water System Revenue,
        Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 ....................................        3,500,000         3,752,525
        Series A, MBIA Insured, 5.00%, 8/01/33 .................................................        6,000,000         6,394,200
    University of Connecticut Revenue, Student Fee,
        Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 .....................................       10,000,000        10,707,400
        Series A, 5.00%, 5/15/23 ...............................................................       10,000,000        10,625,400
        Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ..................................        1,500,000         1,651,260
                                                                                                                      -------------
                                                                                                                        273,563,409
                                                                                                                      -------------
    U.S. TERRITORIES 19.1%
    PUERTO RICO 17.3%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
      5.50%, 5/15/39 ...........................................................................        4,000,000         4,185,240
    Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................        1,165,000         1,245,839
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................................        1,000,000         1,072,820
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................          835,000           882,445
        Series A, 5.00%, 7/01/29 ...............................................................        1,000,000         1,051,400
        Series A, 5.125%, 7/01/31 ..............................................................        3,195,000         3,322,065
        Series A, 5.00%, 7/01/33 ...............................................................        1,000,000         1,044,920
        Series A, 5.00%, 7/01/34 ...............................................................          750,000           787,560
        Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................        1,000,000         1,076,360
        Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................        1,000,000         1,069,390
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Refunding, Series A, 5.00%, 7/01/38 ....................................................        2,500,000         2,552,700
        Series G, 5.00%, 7/01/33 ...............................................................        1,000,000         1,044,920
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 7/01/31 ............................................................        5,000,000         5,427,400
    Puerto Rico Electric Power Authority Power Revenue,
        Series HH, FSA Insured, 5.25%, 7/01/29 .................................................       13,000,000        13,849,680
        Series II, 5.25%, 7/01/31 ..............................................................        1,000,000         1,069,360
        Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................        1,000,000         1,074,940
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .....        3,595,000         3,678,260
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ................        1,000,000         1,036,660
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................        1,995,000         2,124,595
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................        6,005,000         6,544,970
        Series I, 5.00%, 7/01/36 ...............................................................        1,000,000         1,050,740
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 .............................................................        5,000,000         5,324,150
                                                                                                                      -------------
                                                                                                                         60,516,414
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.8%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
        10/01/13 ...............................................................................     $  2,500,000     $   2,598,700
        10/01/22 ...............................................................................        2,500,000         2,591,500
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
      7/01/21 ..................................................................................        1,000,000         1,012,600
                                                                                                                      -------------
                                                                                                                          6,202,800
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                         66,719,214
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $323,070,789) ............................................                        340,282,623
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 1.9%
    MUNICIPAL BONDS 1.9%
    CONNECTICUT 1.9%
  b Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
        Series V-1, Daily VRDN and Put, 3.65%, 7/01/36 .........................................        4,925,000         4,925,000
        Series V-2, Daily VRDN and Put, 3.65%, 7/01/36 .........................................        1,800,000         1,800,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,725,000) .............................................                          6,725,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $329,795,789) 99.4% ................................................                        347,007,623
    OTHER ASSETS, LESS LIABILITIES 0.6% ........................................................                          2,014,875
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 349,022,498
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.9%
    MUNICIPAL BONDS 95.9%
    U.S. TERRITORIES 95.9%
    GUAM 5.9%
    Guam Education Financing Foundation COP, 5.00%, 10/01/23 ...................................     $  2,500,000     $   2,680,275
    Guam International Airport Authority Revenue,
        Series A, MBIA Insured, 5.25%, 10/01/20 ................................................        1,725,000         1,882,648
        Series A, MBIA Insured, 5.25%, 10/01/22 ................................................          700,000           762,650
        Series B, MBIA Insured, 5.25%, 10/01/22 ................................................        1,000,000         1,089,500
        Series B, MBIA Insured, 5.25%, 10/01/23 ................................................        1,000,000         1,088,870
        Series C, MBIA Insured, 5.25%, 10/01/21 ................................................        5,000,000         5,237,250
        Series C, MBIA Insured, 5.00%, 10/01/23 ................................................        5,000,000         5,259,100
    Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
        5.125%, 10/01/29 .......................................................................        1,975,000         2,071,261
        5.25%, 10/01/34 ........................................................................        7,000,000         7,374,150
                                                                                                                      -------------
                                                                                                                         27,445,704
                                                                                                                      -------------
    PUERTO RICO 75.5%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 ................................................................        5,000,000         5,231,550
    Puerto Rico Commonwealth GO, Public Improvement,
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/26..............................................        3,000,000         3,218,460
        Series A, 5.375%, 7/01/28 ..............................................................        1,300,000         1,374,529
        Series A, 5.00%, 7/01/29 ...............................................................        4,500,000         4,731,300
        Series A, 5.00%, 7/01/34 ...............................................................        5,000,000         5,250,400
        Series A, FGIC Insured, 5.125%, 7/01/31 ................................................        3,315,000         3,509,093
        Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ..................................        1,685,000         1,801,922
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 ...........................................................................       11,850,000        13,191,894
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Refunding, Series H, 5.00%, 7/01/35 ....................................................          100,000           104,492
        Refunding, Series K, 5.00%, 7/01/30 ....................................................        1,000,000         1,057,060
        Refunding, Series L, MBIA Insured, 5.25%, 7/01/23 ......................................        6,000,000         7,029,960
        Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       10,000,000        10,934,800
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       11,990,000        13,131,568
        Series J, 5.00%, 7/01/34 ...............................................................        1,000,000         1,050,080
        Series K, 5.00%, 7/01/35 ...............................................................        5,815,000         6,142,501
        Series K, 5.00%, 7/01/40 ...............................................................        9,500,000        10,021,075
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
        ETM, 5.50%, 10/01/32 ...................................................................       10,000,000        10,759,500
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
        5.00%, 7/01/37 .........................................................................       12,000,000        12,730,440
        Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 ..................................        9,000,000         9,234,090
        Series B, 5.00%, 7/01/37 ...............................................................        9,000,000         9,500,310
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
        AMBAC Insured, 5.00%, 7/01/31 ..........................................................       20,000,000        21,709,600
        CIFG Insured, 5.00%, 7/01/27 ...........................................................          900,000           976,185
    Puerto Rico Electric Power Authority Power Revenue,
        Refunding, Series SS, MBIA Insured, 5.00%, 7/01/23 .....................................        4,900,000         5,311,698
        Series HH, FSA Insured, 5.25%, 7/01/29 .................................................        1,605,000         1,709,903


                                        Quarterly Statements of Investments | 21

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Electric Power Authority Power Revenue, (continued)
        Series II, 5.25%, 7/01/31 ..............................................................     $ 15,500,000     $  16,575,080
        Series II, FSA Insured, 5.125%, 7/01/26 ................................................        1,000,000         1,073,010
        Series NN, 5.125%, 7/01/29 .............................................................        5,125,000         5,455,152
        Series NN, MBIA Insured, 5.00%, 7/01/32 ................................................        4,000,000         4,245,680
        Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................        5,670,000         6,099,219
        Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................        1,725,000         1,854,272
    Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 ....................................       10,000,000        10,252,200
    Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 .........................       10,790,000        11,109,708
    Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 .................................................................................        2,060,000         2,101,756
    Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
      First Portfolio, Pre-Refunded, 6.25%, 4/01/29 ............................................        1,915,000         1,931,048
    Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
      Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .................................          900,000           945,522
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Hospital Revenue,
        Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .....................        2,500,000         2,509,950
        Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ......................          500,000           502,085
        Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..............        8,445,000         8,460,539
        Mennonite General Hospital Project, 5.625%, 7/01/17 ....................................          665,000           641,619
        Mennonite General Hospital Project, 5.625%, 7/01/27 ....................................        1,950,000         1,811,999
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue,
        Guaynabo Municipal Government, 5.625%, 7/01/15 .........................................        6,550,000         6,708,379
        Guaynabo Municipal Government, 5.625%, 7/01/22 .........................................        3,160,000         3,229,172
        Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...........................................        1,250,000         1,278,950
        Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ...........................................        4,120,000         4,216,861
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue,
        Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ...................        2,000,000         2,133,400
        Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ....................        7,850,000         8,076,786
        Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ........................        5,970,000         6,548,015
        International American University of Puerto Rico Project, MBIA Insured, 4.25%,
          10/01/24 .............................................................................        1,000,000         1,019,300
        International American University of Puerto Rico Project, MBIA Insured, 4.375%,
          10/01/25 .............................................................................        1,000,000         1,029,670
        International American University of Puerto Rico Project, MBIA Insured, 4.50%,
          10/01/29 .............................................................................        3,750,000         3,836,700
        University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 .......................        6,000,000         6,219,960
    Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
        5.00%, 8/01/22 .........................................................................        3,000,000         3,258,660
        Pre-Refunded, 5.50%, 8/01/23 ...........................................................        7,400,000         7,850,956


22 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
        8/01/27 ................................................................................     $  5,500,000     $   5,809,815
        8/01/30 ................................................................................       12,000,000        12,952,080
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................        3,430,000         3,652,813
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................        9,070,000         9,885,574
        Series I, 5.25%, 7/01/33 ...............................................................        4,500,000         4,830,795
        Series I, 5.375%, 7/01/34 ..............................................................        5,000,000         5,421,400
        Series I, 5.00%, 7/01/36 ...............................................................        4,000,000         4,202,960
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 .................        1,250,000         1,250,963
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
        Series A, Pre-Refunded, 5.00%, 6/01/26 .................................................        2,865,000         2,952,755
        Series E, 5.50%, 8/01/29 ...............................................................        2,155,000         2,288,653
        Series E, Pre-Refunded, 5.50%, 8/01/29 .................................................        6,845,000         7,475,219
                                                                                                                      -------------
                                                                                                                        351,411,085
                                                                                                                      -------------
    VIRGIN ISLANDS 14.5%
    Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
        6.45%, 3/01/16 .........................................................................          160,000           160,445
        6.50%, 3/01/25 .........................................................................          390,000           391,552
    Virgin Islands PFAR,
        Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ........................        5,000,000         5,343,100
        Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........................        9,220,000         9,808,051
        Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ................        2,500,000         2,635,425
        Gross Receipts Taxes Loan Note, FGIC Insured, 5.00%, 10/01/27 ..........................        4,500,000         4,908,150
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................        3,000,000         3,111,420
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................        6,750,000         6,997,050
        senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ....................        3,950,000         4,099,626
        senior lien, Matching Fund Loan Notes, Series A, 5.25%, 10/01/24 .......................        2,000,000         2,135,900
    Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
        5.25%, 9/01/18 .........................................................................        3,930,000         4,153,735
        5.00%, 9/01/23 .........................................................................       10,000,000        10,451,000
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
        7/01/18 ................................................................................        4,175,000         4,220,800
        7/01/21 ................................................................................        1,000,000         1,012,600
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
        5.25%, 7/01/12 .........................................................................        4,000,000         4,084,600
        5.50%, 7/01/17 .........................................................................        4,000,000         4,114,560
                                                                                                                      -------------
                                                                                                                         67,628,014
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $422,798,158) ............................................                        446,484,803
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $3,250,000) 0.7%
    MUNICIPAL BOND 0.7%
    U.S. TERRITORIES 0.7%
    PUERTO RICO 0.7%
  a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
      MBIA Insured, Weekly VRDN and Put, 3.29%, 12/01/15 .......................................     $  3,250,000     $   3,250,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $426,048,158) 96.6% ................................................                        449,734,803
    OTHER ASSETS, LESS LIABILITIES 3.4% ........................................................                         15,796,603
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 465,531,406
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.1%
    MUNICIPAL BONDS 98.1%
    ALABAMA 5.0%
    Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B,
      AMBAC Insured,
        4.625%, 8/15/13 ........................................................................     $  5,900,000     $   6,183,908
        4.125%, 2/15/14 ........................................................................        3,000,000         3,084,930
    East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
      Series A, MBIA Insured,
        4.50%, 9/01/13 .........................................................................        1,925,000         1,996,013
        4.625%, 9/01/14 ........................................................................        2,010,000         2,094,480
        4.50%, 9/01/15 .........................................................................        2,100,000         2,176,419
    Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
        4.80%, 6/01/13 .........................................................................        2,400,000         2,522,760
        5.00%, 6/01/17 .........................................................................        2,900,000         3,143,919
    Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 ......        2,195,000         2,372,071
    Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ..........        2,000,000         2,182,200
    Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ............................          600,000           648,480
    University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ..............        4,070,000         4,427,753
                                                                                                                      -------------
                                                                                                                         30,832,933
                                                                                                                      -------------
    ARIZONA 4.6%
    Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ............        5,000,000         5,118,500
    Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
      9/01/16 ..................................................................................        2,505,000         2,787,238
    Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 .................        5,605,000         5,899,207
    Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
      FGIC Insured, 4.75%, 7/01/12 .............................................................        4,000,000         4,232,360
    Maricopa County Hospital Revenue, Sun Health Corp., Refunding, 5.00%, 4/01/18 ..............        2,000,000         2,104,100
    Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
      7/01/15 ..................................................................................        3,000,000         3,096,720
    Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
      7/01/14 ..................................................................................        1,000,000         1,024,380
    Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 .................................          715,000           734,648
    Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
        7/01/14 ................................................................................        1,110,000         1,137,062
        7/01/15 ................................................................................        1,000,000         1,022,620
        7/01/16 ................................................................................        1,000,000         1,020,270
                                                                                                                      -------------
                                                                                                                         28,177,105
                                                                                                                      -------------
    ARKANSAS 1.9%
    Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
     Corrections, Series B, FSA Insured, 5.00%,
        11/01/17 ...............................................................................        1,955,000         2,146,257
        11/01/19 ...............................................................................        2,065,000         2,253,927
    Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
      6.20%, 8/01/17 ...........................................................................        1,105,000         1,166,228


                                        Quarterly Statements of Investments | 25

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARKANSAS (CONTINUED)
    Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 ..........................     $  2,500,000     $   2,558,900
    University of Arkansas University Revenues,
        Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
          MBIA Insured, 5.00%, 11/01/16 ........................................................        1,000,000         1,090,520
        Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 .........        2,295,000         2,416,681
                                                                                                                      -------------
                                                                                                                         11,632,513
                                                                                                                      -------------
    CALIFORNIA 6.5%
    California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
      5.125%, 5/01/18 ..........................................................................        3,000,000         3,273,810
    California State GO,
        Refunding, 5.00%, 2/01/17 ..............................................................        3,000,000         3,213,450
        Various Purpose, 5.25%, 11/01/17 .......................................................       10,000,000        10,981,300
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
      5.00%, 6/01/12 ...........................................................................        1,500,000         1,609,155
    Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
      4.25%, 7/01/17 ...........................................................................        6,530,000         6,741,507
    Los Angeles USD, GO, Series A, MBIA Insured,
        4.125%, 7/01/15 ........................................................................        2,500,000         2,579,100
        4.25%, 7/01/16 .........................................................................        2,500,000         2,591,325
    North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
      Pre-Refunded, 4.00%, 8/01/15 .............................................................        2,000,000         2,070,660
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
      Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter, 1/15/17 .....................        3,000,000         3,056,400
    Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ............        2,870,000         3,186,446
    Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 ......................................        1,000,000         1,104,660
                                                                                                                      -------------
                                                                                                                         40,407,813
                                                                                                                      -------------
    COLORADO 4.4%
    Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA Insured,
      4.375%, 9/01/17 ..........................................................................       17,000,000        17,797,640
    Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 .........        3,000,000         3,274,200
    Denver City and County Medical Facilities GO, 4.00%, 8/01/16 ...............................        6,000,000         6,090,900
                                                                                                                      -------------
                                                                                                                         27,162,740
                                                                                                                      -------------
    FLORIDA 9.9%
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 .....................        5,915,000         6,443,564
    Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ..................        1,000,000         1,046,170
    Collier County School Board COP, Refunding, FSA Insured, 5.00%, 2/15/16 ....................        5,000,000         5,457,600
    Florida State Department of Management Services Division Facilities Management Revenue,
      Florida Facilities Pool, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/17 ..............        5,660,000         6,236,980
    Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006,
      FGIC Insured, 5.00%, 3/01/19 .............................................................        5,000,000         5,402,800
    Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ........        3,000,000         3,009,270
    Marion County Public Improvement Revenue, Refunding, MBIA Insured,
        4.20%, 12/01/12 ........................................................................        1,400,000         1,441,076
        4.30%, 12/01/13 ........................................................................        1,800,000         1,856,556


26 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 ................................     $  1,115,000     $   1,136,074
    Orange County School Board COP, Series B, FGIC Insured, 5.00%,
        8/01/18 ................................................................................        5,150,000         5,641,001
        8/01/19 ................................................................................        5,985,000         6,535,381
    Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
      10/01/14 .................................................................................        7,000,000         7,116,130
    Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
      Pre-Refunded,
        6.20%, 12/01/08 ........................................................................          275,000           280,500
        6.30%, 12/01/09 ........................................................................          580,000           591,600
    Tampa Bay Water Utility System Revenue,
        FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ............................................        1,000,000         1,098,060
        Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ..................................        4,140,000         4,363,850
        Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ..................................        3,400,000         3,583,838
                                                                                                                      -------------
                                                                                                                         61,240,450
                                                                                                                      -------------
    GEORGIA 1.2%
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
      12/01/13 .................................................................................        1,020,000         1,042,389
    South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ........        2,650,000         2,917,438
    Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
      11/01/07 .................................................................................        3,105,000         3,107,763
                                                                                                                      -------------
                                                                                                                          7,067,590
                                                                                                                      -------------
    HAWAII 0.4%
    Hawaii State Department of Budget and Finance Special Purpose Revenue, Kaiser Permanente,
      Series A, ETM, 5.10%, 3/01/14 ............................................................        2,500,000         2,600,175
                                                                                                                      -------------
    ILLINOIS 0.7%
    Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 .........................        3,125,000         3,211,969
    Illinois Health Facilities Authority Revenue, Victory Health Services, Series A,
      Pre-Refunded, 5.25%, 8/15/09 .............................................................        1,170,000         1,194,640
                                                                                                                      -------------
                                                                                                                          4,406,609
                                                                                                                      -------------
    KENTUCKY 0.4%
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement,
        5.70%, 10/01/10 ........................................................................        1,000,000         1,018,650
        5.75%, 10/01/11 ........................................................................        1,500,000         1,531,620
                                                                                                                      -------------
                                                                                                                          2,550,270
                                                                                                                      -------------
    LOUISIANA 2.6%
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
      AMBAC Insured, 5.00%, 6/01/19 ............................................................       11,000,000        12,015,850
    St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ...............        4,000,000         4,171,240
                                                                                                                      -------------
                                                                                                                         16,187,090
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND 1.9%
    Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
      Refunding, CIFG Insured, 5.00%,
        6/01/19 ................................................................................     $  1,445,000     $   1,582,058
        6/01/20 ................................................................................        1,000,000         1,090,680
    Maryland State Health and Higher Educational Facilities Authority Revenue,
        Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%,
          7/01/15 ..............................................................................        1,000,000         1,099,500
        Peninsula Regional Medical Center, 5.00%, 7/01/18 ......................................        1,600,000         1,743,440
        Peninsula Regional Medical Center, 5.00%, 7/01/19 ......................................        1,430,000         1,553,423
        Peninsula Regional Medical Center, 5.00%, 7/01/20 ......................................        1,000,000         1,083,820
        Western Maryland Health, Series A, Refunding, MBIA Insured, 5.00%, 1/01/19 .............        3,020,000         3,295,787
                                                                                                                      -------------
                                                                                                                         11,448,708
                                                                                                                      -------------
    MASSACHUSETTS 1.6%
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
      Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .........        3,000,000         3,227,910
    Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
      first mortgage, Refunding, Series A, 5.50%, 7/01/08 ......................................        1,045,000         1,053,235
    Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
      Project, Refunding, Series A,
        5.15%, 12/01/07 ........................................................................        2,000,000         2,018,600
        5.20%, 12/01/08 ........................................................................        2,000,000         2,045,820
    Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
      10/01/12 .................................................................................        1,745,000         1,801,363
                                                                                                                      -------------
                                                                                                                         10,146,928
                                                                                                                      -------------
    MICHIGAN 9.0%
    Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
      5.00%, 5/01/17 ...........................................................................        3,295,000         3,363,009
    Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
      Hospital, Refunding, Series B, 5.30%, 11/01/07 ...........................................          815,000           822,995
    Detroit GO, Series B, FSA Insured, 5.00%,
        4/01/18 ................................................................................        2,635,000         2,872,493
        4/01/19 ................................................................................        2,515,000         2,735,490
    Ferris State University Revenue, General,
        AMBAC Insured, Pre-Refunded, 5.00%, 10/01/18 ...........................................          520,000           530,104
        Refunding, AMBAC Insured, 5.00%, 10/01/18 ..............................................        2,120,000         2,155,128
    Garden City School District GO, Refunding, FSA Insured, 5.00%,
        5/01/15 ................................................................................        1,250,000         1,375,913
        5/01/18 ................................................................................        1,455,000         1,574,135
    Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
        5/01/16 ................................................................................        1,925,000         2,084,448
        5/01/17 ................................................................................        2,025,000         2,188,640
    Michigan Municipal Bond Authority Revenue, School District City of Detroit, FSA Insured,
      5.00%, 6/01/17 ...........................................................................       10,000,000        10,871,300
    Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
      MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ..............................................        1,200,000         1,292,652


28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%,
      5/01/16 ..................................................................................     $  1,630,000     $   1,765,013
    Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/19 ..................................................................................        2,275,000         2,485,369
    Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
      MBIA Insured, 4.25%, 9/01/13 .............................................................        1,245,000         1,292,621
    South Lyon Community Schools GO, Refunding,
        FGIC Insured, 5.00%, 5/01/16 ...........................................................        3,040,000         3,366,709
        FSA Insured, 5.00%, 5/01/17 ............................................................        4,385,000         4,800,084
    Wayne-Westland Community Schools GO, Refunding,
        4.50%, 5/01/12 .........................................................................        1,035,000         1,080,354
        4.625%, 5/01/13 ........................................................................        1,095,000         1,158,017
        FSA Insured, 5.00%, 5/01/16 ............................................................        2,825,000         3,086,793
    Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ..........        4,290,000         4,428,395
                                                                                                                      -------------
                                                                                                                         55,329,662
                                                                                                                      -------------
    MINNESOTA 4.0%
    Chaska ISD No. 112 GO, Refunding, Series A,
        5.00%, 2/01/16 .........................................................................        4,000,000         4,167,880
        FSA Insured, 4.00%, 2/01/14 ............................................................        2,060,000         2,106,165
    Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ...........................................        3,000,000         3,193,050
    Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
      4.625%, 2/01/17 ..........................................................................        1,000,000         1,039,190
    Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
        2/01/14 ................................................................................        2,340,000         2,499,611
        2/01/15 ................................................................................        2,425,000         2,588,033
        2/01/16 ................................................................................        2,460,000         2,620,613
    Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 .......................        2,215,000         2,331,664
    Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
        4.00%, 2/01/13 .........................................................................        2,070,000         2,112,476
        4.125%, 2/01/14 ........................................................................        2,175,000         2,231,311
                                                                                                                      -------------
                                                                                                                         24,889,993
                                                                                                                      -------------
    MISSOURI 4.7%
    Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 ..........................        1,675,000         1,771,363
    Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
      MBIA Insured, 5.00%, 3/01/16 .............................................................        2,000,000         2,171,620
    Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
        Pre-Refunded, 5.00%, 12/01/08 ..........................................................        1,000,000         1,013,670
        Pre-Refunded, 5.00%, 12/01/08 ..........................................................          940,000           940,000
        Refunding, 5.00%, 12/01/08 .............................................................        1,060,000         1,064,770
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
      Project, MBIA Insured, 5.00%,
        1/01/17 ................................................................................        1,500,000         1,651,500
        1/01/19 ................................................................................        1,000,000         1,093,740


                                        Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
      MBIA Insured,
        4.375%, 4/01/12 ........................................................................     $    335,000     $     346,923
        4.50%, 4/01/14 .........................................................................          545,000           566,440
        4.60%, 4/01/15 .........................................................................        1,360,000         1,415,583
        4.70%, 4/01/16 .........................................................................        1,165,000         1,215,339
    Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 ...........................       15,245,000        15,899,468
                                                                                                                      -------------
                                                                                                                         29,150,416
                                                                                                                      -------------
    NEW JERSEY 4.9%
    Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
      Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
        12/01/29 ...............................................................................        2,625,000         2,835,315
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
      5.90%, 1/01/15 ...........................................................................          830,000           838,757
    New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
      6/15/17 ..................................................................................        5,000,000         5,389,550
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
        Refunding, Series C, FSA Insured, 4.50%, 12/15/10 ......................................       10,000,000        10,345,900
        Series D, FSA Insured, 5.00%, 6/15/19 ..................................................        5,630,000         6,109,563
        Series D, FSA Insured, Pre-Refunded, 5.00%, 6/15/19 ....................................        4,370,000         4,815,784
                                                                                                                      -------------
                                                                                                                         30,334,869
                                                                                                                      -------------
    NEW YORK 13.7%
    Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ...............        1,560,000         1,673,287
    Long Island Power Authority Electric System Revenue, General,
        Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .....................................        7,000,000         7,658,070
        Series E, FGIC Insured, 5.00%, 12/01/18 ................................................        8,500,000         9,363,515
    Middletown City School District GO, Refunding, Series A, FSA Insured, 4.00%, 11/01/15 ......        2,050,000         2,093,214
    MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 ..........        2,215,000         2,309,359
    MTA Revenue, Transportation,
        Series C, 5.00%, 11/15/16 ..............................................................        1,150,000         1,266,380
        Series F, 5.00%, 11/15/15 ..............................................................        1,250,000         1,369,762
    MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 .....................        1,500,000         1,591,815
    New York City GO,
        Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 .....................................            5,000             5,432
        Refunding, Series H, 5.00%, 8/01/17 ....................................................        4,330,000         4,663,193
        Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ..................................        1,245,000         1,358,332
        Series F, 4.75%, 1/15/16 ...............................................................        3,000,000         3,157,350
        Series H, 5.90%, 8/01/09 ...............................................................          495,000           507,118
        Series H, 5.00%, 8/01/16 ...............................................................        3,000,000         3,241,170
        Series H, Pre-Refunded, 5.90%, 8/01/09 .................................................            5,000             5,128
        Series I, 5.00%, 8/01/18 ...............................................................       10,000,000        10,742,000
        Series J, 6.00%, 8/01/08 ...............................................................          985,000         1,009,743
        Series J, Pre-Refunded, 6.00%, 8/01/08 .................................................        2,015,000         2,067,209
        Series O, 5.00%, 6/01/19 ...............................................................        5,000,000         5,390,450
    New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 .............        4,500,000         4,698,765


30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B, FHA Insured,
      4.25%, 8/01/14 ...........................................................................     $  2,355,000     $   2,427,746
    New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
        Refunding, Series D, 5.60%, 2/15/07 ....................................................          115,000           115,435
        Series D, MBIA Insured, 5.00%, 8/15/17 .................................................        2,000,000         2,060,340
    New York State Energy Research and Development Authority PCR, New York State Electric and
      Gas, MBIA Insured, 4.10%, 3/15/15 ........................................................        7,000,000         7,123,410
    Yonkers GO,
        Refunding, Series A, MBIA Insured, 5.00%, 8/01/17 ......................................        6,435,000         7,034,485
        Series B, FSA Insured, 4.00%, 10/15/16 .................................................        1,890,000         1,921,298
                                                                                                                      -------------
                                                                                                                         84,854,006
                                                                                                                      -------------
    NORTH CAROLINA 3.7%
    Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
        8/01/15 ................................................................................          915,000           982,381
        8/01/17 ................................................................................        1,020,000         1,095,113
        8/01/19 ................................................................................        1,030,000         1,105,849
    Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ...................................        4,000,000         4,269,440
    North Carolina Eastern Municipal Power Agency Power System Revenue,
        Refunding, Series D, 6.00%, 1/01/09 ....................................................          600,000           612,168
        Series D, 6.45%, 1/01/14 ...............................................................        1,000,000         1,086,250
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
      6.50%, 1/01/09 ...........................................................................        5,000,000         5,277,650
    Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ............................        1,275,000         1,367,514
    Wake County GO, Public Improvement, 4.50%, 3/01/14 .........................................        6,400,000         6,716,096
                                                                                                                      -------------
                                                                                                                         22,512,461
                                                                                                                      -------------
    OHIO 4.9%
    Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
      12/01/14 .................................................................................        1,000,000         1,030,230
    Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 .................................        2,180,000         2,304,609
    Cleveland Municipal School District GO, FSA Insured, 5.00%,
        12/01/14 ...............................................................................        1,915,000         2,094,876
        12/01/15 ...............................................................................        1,510,000         1,646,655
        12/01/16 ...............................................................................        1,400,000         1,523,816
    Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
        5.25%, 7/01/08 .........................................................................          575,000           583,113
        5.40%, 7/01/10 .........................................................................          775,000           793,623
        5.50%, 7/01/11 .........................................................................          500,000           512,690
    Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 ........        1,000,000         1,022,380
    Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 ..........................        2,565,000         2,757,734
    Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 .......................        1,360,000         1,454,071
    Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
      12/01/15 .................................................................................        2,670,000         2,954,889
    Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured, 4.50%,
      12/01/21 .................................................................................        2,360,000         2,460,324


                                        Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Ohio State Building Authority Revenue, State Facilities, Administration Building Fund
      Project, Refunding, Series B, FSA Insured, 4.00%, 10/01/12 ...............................     $  1,000,000     $   1,024,500
    University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
      1/01/14 ..................................................................................        2,000,000         2,147,320
    University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
      6/01/17 ..................................................................................        3,000,000         3,286,470
    Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 ..............        1,000,000         1,086,320
    Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 .............................................        1,275,000         1,457,963
                                                                                                                      -------------
                                                                                                                         30,141,583
                                                                                                                      -------------
    OKLAHOMA 0.3%
    Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
      MBIA Insured,
        5.60%, 3/01/10 .........................................................................          775,000           800,157
        6.00%, 3/01/15 .........................................................................          700,000           733,614
                                                                                                                      -------------
                                                                                                                          1,533,771
                                                                                                                      -------------
    OREGON 3.4%
    Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
      11/01/15 .................................................................................        2,475,000         2,531,950
    Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
      11/01/19 .................................................................................        2,340,000         2,565,857
    Portland GO, Arena, Refunding, Series B, 5.00%, 6/01/16 ....................................        3,075,000         3,368,632
    Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
        6/15/18 ................................................................................        3,135,000         3,449,127
        6/15/19 ................................................................................        3,290,000         3,611,367
    Salem Water and Sewer Revenue,
        MBIA Insured, 4.10%, 6/01/16 ...........................................................        1,035,000         1,064,104
        Refunding, FSA Insured, 4.375%, 6/01/11 ................................................        2,160,000         2,236,961
        Refunding, FSA Insured, 4.50%, 6/01/12 .................................................        2,250,000         2,358,022
                                                                                                                      -------------
                                                                                                                         21,186,020
                                                                                                                      -------------
    PENNSYLVANIA 1.9%
    Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
      12/01/13 .................................................................................        5,000,000         5,248,800
    Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
      7/01/07 ..................................................................................          555,000           558,768
    Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
        9/01/14 ................................................................................        4,000,000         4,116,560
        9/01/15 ................................................................................        2,000,000         2,046,200
                                                                                                                      -------------
                                                                                                                         11,970,328
                                                                                                                      -------------
    SOUTH CAROLINA 0.5%
    Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
      AMBAC Insured, 5.25%, 1/01/10 ............................................................        1,000,000         1,041,940
    Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
      1/01/14 ..................................................................................        2,000,000         2,047,640
                                                                                                                      -------------
                                                                                                                          3,089,580
                                                                                                                      -------------


32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE 0.6%
    Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
      Program, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 .............................     $  3,425,000     $   3,670,675
                                                                                                                      -------------
    TEXAS 2.5%
    Edgewood ISD Bexar County GO, Series A, 5.00%,
        2/15/16 ................................................................................        1,225,000         1,323,110
        2/15/17 ................................................................................        1,285,000         1,384,549
    Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
      AMBAC Insured, 5.00%, 9/01/11 ............................................................        6,000,000         6,373,380
    Laredo ISD Public Facility Corp. Lease Revenue,
        Series A, AMBAC Insured, 5.00%, 8/01/15 ................................................        1,000,000         1,055,080
        Series C, AMBAC Insured, 5.00%, 8/01/19 ................................................        1,000,000         1,057,270
    Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
      11/01/10 .................................................................................        2,500,000         2,521,325
    Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit,
      Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ....................................        1,500,000         1,624,020
                                                                                                                      -------------
                                                                                                                         15,338,734
                                                                                                                      -------------
    UTAH 0.5%
    Salt Lake County College Revenue,
        Refunding, 5.00%, 10/01/19 .............................................................        2,585,000         2,687,650
        Westminster College Project, 5.50%, 10/01/12 ...........................................          340,000           348,106
                                                                                                                      -------------
                                                                                                                          3,035,756
                                                                                                                      -------------
    WASHINGTON 1.2%
    King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
      12/01/16 .................................................................................        3,000,000         3,269,760
    Washington State GO, Series A, FSA Insured, 5.00%, 7/01/16 .................................        4,000,000         4,378,880
                                                                                                                      -------------
                                                                                                                          7,648,640
                                                                                                                      -------------
    WEST VIRGINIA 0.1%
    West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
      5.05%, 7/01/08 ...........................................................................          365,000           367,329
                                                                                                                      -------------
    U.S. TERRITORIES 1.1%
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .....................        4,000,000         4,128,920
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
      7/01/09 ..................................................................................        2,400,000         2,431,080
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                          6,560,000
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $585,291,992) ............................................                        605,474,747
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 0.6%
    MUNICIPAL BONDS 0.6%
    FLORIDA 0.1%
  a Jacksonville Health Facilities Authority Hospital Revenue, Genesis Rehabilitation Hospital,
      Refunding, Daily VRDN and Put, 3.65%, 5/01/21 ............................................          600,000           600,000
  a Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
      Refunding, AMBAC Insured, Daily VRDN and Put, 3.65%, 12/01/15 ............................          200,000           200,000
                                                                                                                      -------------
                                                                                                                            800,000
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA 0.1%
  a Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.66%, 11/01/15 ..................     $    300,000     $     300,000
                                                                                                                      -------------
    MICHIGAN 0.1%
  a Michigan State University Revenues, Series A, Daily VRDN and Put, 3.60%, 8/15/32 ...........          600,000           600,000
                                                                                                                      -------------
    MISSOURI 0.1%
  a Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Washington University, Series B, Daily VRDN and Put, 3.60%, 2/15/33 ......................          400,000           400,000
                                                                                                                      -------------
    NEW JERSEY 0.1%
  a New Jersey EDA Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN and Put,
      3.60%, 9/01/31 ...........................................................................          900,000           900,000
                                                                                                                      -------------
    NEW YORK 0.0% b
  a New York City GO, Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
      3.62%, 8/01/14 ...........................................................................          200,000           200,000
                                                                                                                      -------------
    TENNESSEE 0.1%
  a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
      Put, 3.65%, 7/01/31 ......................................................................          700,000           700,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,900,000)                                                                        3,900,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $589,191,992) 98.7% ................................................                        609,374,747
    OTHER ASSETS, LESS LIABILITIES 1.3% ........................................................                          8,168,669
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 617,543,416
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

b Rounds to less than 0.1% of net assets.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 75.4%
    MUNICIPAL BONDS 75.4%
    ALABAMA 1.2%
    Etowah County Board of Education Special Tax School Warrants, Refunding, FSA Insured,
      2.60%, 9/01/08 ...........................................................................     $    250,000     $     244,405
                                                                                                                      -------------
    COLORADO 1.8%
    Strasburg School District No. 31J GO, MBIA Insured, zero cpn.,
        12/01/07 ...............................................................................          220,000           212,414
        12/01/08 ...............................................................................          170,000           158,323
                                                                                                                      -------------
                                                                                                                            370,737
                                                                                                                      -------------
    FLORIDA 0.5%
    Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%, 12/01/06 ..............          100,000           100,000
                                                                                                                      -------------
    LOUISIANA 4.9%
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
      AMBAC Insured, 5.00%, 6/01/09 ............................................................        1,000,000         1,033,520
                                                                                                                      -------------
    MISSOURI 1.1%
    Platte County COP, Public Improvements, 2.40%, 10/01/08 ....................................          200,000           194,198
    Springfield COP, Enterprise System Project, 3.85%, 2/01/08 .................................           50,000            50,139
                                                                                                                      -------------
                                                                                                                            244,337
                                                                                                                      -------------
    NEVADA 8.1%
    Henderson Local ID Special Assessment,
        No. T-1, Lake Las Vegas, Refunding, Senior Series A-1, FSA Insured, 3.75%, 8/01/09 .....        1,230,000         1,236,445
        No. T-6, Limited Obligation, Refunding, Senior Series A, FSA Insured, 2.85%, 11/01/09 ..          275,000           267,578
    Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ...................          205,000           199,319
                                                                                                                      -------------
                                                                                                                          1,703,342
                                                                                                                      -------------
    NEW YORK 16.7%
    New York State Dormitory Authority Revenues,
        Hospital, Maimonides, MBIA Insured, 3.50%, 8/01/09 .....................................          300,000           299,538
        Non State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
          11/01/11 .............................................................................          750,000           787,357
        The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
          5.00%, 8/15/09 .......................................................................          750,000           777,473
    New York State Urban Development Corp. Correctional and Youth Facilities Service Revenue,
      Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 ..........................................          400,000           402,204
    New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C-1
      Empire State, 2.80%, 12/15/09 ............................................................          245,000           238,059
    Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 .....................        1,000,000         1,002,490
                                                                                                                      -------------
                                                                                                                          3,507,121
                                                                                                                      -------------
    OHIO 5.8%
    Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured,
      2.50%, 5/15/08 ...........................................................................          500,000           489,280
    Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 ..................          370,000           359,581
    Warren GO, AMBAC Insured, 2.00%, 12/01/06 ..................................................          365,000           365,000
                                                                                                                      -------------
                                                                                                                          1,213,861
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 35

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON 0.5%
    Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 .............     $    105,000     $     103,270
                                                                                                                      -------------
    PENNSYLVANIA 1.2%
    Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 .......          250,000           244,573
                                                                                                                      -------------
    RHODE ISLAND 0.5%
    Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
      Series 44-A, 2.40%, 10/01/07 .............................................................          100,000            98,513
                                                                                                                      -------------
    SOUTH DAKOTA 1.7%
    South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 .........................................          365,000           355,798
                                                                                                                      -------------
    UTAH 0.8%
    Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ...................          180,000           175,541
                                                                                                                      -------------
    VIRGINIA 2.2%
    Virginia State Public School Authority Revenue, School Financing 1997, Refunding, Series C,
      5.00%, 8/01/08 ...........................................................................          455,000           465,497
                                                                                                                      -------------
    WASHINGTON 13.3%
    Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09 .......        1,000,000           889,560
    Washington State Health Care Facilities Authority Revenue, Kadlec Medical Center, Series A,
      Assured Guaranty Insured, 5.00%, 12/01/10 ................................................        1,000,000         1,046,290
    Washington State Higher Education Facilities Authority Revenue, University of Puget
      Sound Project,
        Mandatory Put 4/01/08, Refunding, 5.00%, 10/01/30 ......................................          750,000           762,045
        Refunding, 3.80%, 10/01/07 .............................................................          100,000           100,149
                                                                                                                      -------------
                                                                                                                          2,798,044
                                                                                                                      -------------
    WEST VIRGINIA 1.0%
    West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia University
      Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 .........................................          205,000           203,395
                                                                                                                      -------------
    WYOMING 2.5%
    Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured, 5.00%,
      12/15/10 .................................................................................          500,000           526,215
                                                                                                                      -------------
    U.S. TERRITORIES 11.6%
    GUAM 1.1%
    Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .....          240,000           231,957
                                                                                                                      -------------
    PUERTO RICO 10.5%
    Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
      Series C, MBIA Insured, 5.00%, 7/01/28 ...................................................          660,000           673,880
    Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
      5.00%, 12/01/08 ..........................................................................          950,000           971,451
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11 .....          545,000           564,304
                                                                                                                      -------------
                                                                                                                          2,209,635
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                          2,441,592
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $15,863,903) .............................................                         15,829,761
                                                                                                                      -------------


36 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 24.5%
    MUNICIPAL BONDS 24.5%
    MASSACHUSETTS 4.3%
  a Massachusetts State GO, Consolidated Loan, Series B, Daily VRDN and Put, 3.73%,
      3/01/26 ..................................................................................     $    900,000     $     900,000
                                                                                                                      -------------
    NEW YORK 15.5%
  a New York City Transitional Finance Authority Revenue, New York City Recovery, Refunding,
      Series 3, Sub Series 3 B, Daily VRDN and Put, 3.72%, 11/01/22 ............................          800,000           800,000
    New York State Dormitory Authority Revenues, State Supported Debt, Lease, State University
      Dormitory Facilities, Series A, 4.50%, 7/01/07 ...........................................          700,000           703,479
    Rockland County GO, RAN, 4.50%, 3/22/07 ....................................................        1,000,000         1,002,510
    Syracuse GO, BAN, Series A, 4.50%, 6/20/07 .................................................          750,000           753,405
                                                                                                                      -------------
                                                                                                                          3,259,394
                                                                                                                      -------------
    OHIO 0.5%
  a Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
      Series C, Daily VRDN and Put, 3.62%, 6/01/23 .............................................          100,000           100,000
                                                                                                                      -------------
    PENNSYLVANIA 4.2%
  a Delaware Valley Regional Finance Authority Local Government Revenue, Mandatory Put
      7/01/07, Series A, AMBAC Insured, Semi-Annual VRDN and Put, 6.84%, 7/01/27 ...............          900,000           892,098
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $5,153,457) .............................................                          5,151,492
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $21,017,360) 99.9% .................................................                         20,981,253
    OTHER ASSETS, LESS LIABILITIES 0.1% ........................................................                             16,555
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $  20,997,808
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 37

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.1%
    MUNICIPAL BONDS 98.1%
    FLORIDA 98.1%
    Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 ...................     $  2,500,000     $   2,616,475
    Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 .............................        1,000,000         1,064,830
    Broward County HFAR, FSA Insured,
        5.65%, 11/01/22 ........................................................................          405,000           412,359
        5.70%, 11/01/29 ........................................................................          225,000           229,219
    Broward County School Board COP,
        MBIA Insured, 5.00%, 7/01/28 ...........................................................        2,000,000         2,121,640
        Series A, FSA Insured, 5.00%, 7/01/22 ..................................................        2,000,000         2,114,060
        Series A, FSA Insured, 5.00%, 7/01/26 ..................................................        2,850,000         3,007,605
        Series A, FSA Insured, 5.00%, 7/01/30 ..................................................        2,000,000         2,137,880
    Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 .........................        2,000,000         2,159,340
    Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
      FSA Insured, 5.00%, 8/15/29 ..............................................................        1,500,000         1,596,375
    Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
      9/01/29 ..................................................................................        1,890,000         1,924,020
    Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ..................        1,000,000         1,021,760
    Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
      11/15/32 .................................................................................        1,000,000         1,063,600
    Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ...........................        1,315,000         1,400,357
    Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
      10/01/30 .................................................................................           45,000            45,829
    Escambia County Utilities Authority Utility System Revenue,
        FGIC Insured, 5.00%, 1/01/31 ...........................................................        1,775,000         1,848,485
        Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ......................................        2,000,000         2,111,600
    Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ...........        1,600,000         1,633,440
    Florida HFC Revenue,
        Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 .............        1,205,000         1,268,202
        Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ...........................        1,070,000         1,120,408
    Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
      5.00%, 8/01/32 ...........................................................................        3,570,000         3,767,421
    Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ................        2,000,000         2,132,100
    Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
      7/01/30 ..................................................................................        2,000,000         2,133,480
    Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
      8/01/25 ..................................................................................        2,000,000         2,134,740
    Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
      Series A, MBIA Insured, 5.00%, 7/01/21 ...................................................        3,000,000         3,197,280
    Florida State Department of General Services Division Facilities Management Revenue,
      Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 .............          550,000           583,611
    Gulf Breeze Revenue,
        FGIC Insured, 5.80%, 12/01/20 ..........................................................        1,250,000         1,353,925
        Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 .................        1,915,000         1,937,731
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .............................        1,150,000         1,233,122
    Hillsborough County School Board COP, MBIA Insured,
        5.00%, 7/01/26 .........................................................................        1,670,000         1,786,382
        Pre-Refunded, 5.375%, 7/01/26 ..........................................................        1,000,000         1,045,960


38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 ......     $  1,090,000     $   1,104,344
    Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
      10/01/25 .................................................................................        4,000,000         4,241,960
    Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
      5.00%, 10/01/32 ..........................................................................        1,000,000         1,058,350
    Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 .........        1,500,000         1,595,145
    Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 .........................        2,000,000         2,098,440
    Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
      8/01/25 ..................................................................................        1,000,000         1,010,530
    Key West Utility Board Electric Revenue, Refunding and Capital Improvement System,
      MBIA Insured, 5.00%, 10/01/31 ............................................................        2,000,000         2,164,400
    Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ......................        4,080,000         4,359,113
    Lee County Airport Revenue,
        Refunding, FSA Insured, 5.00%, 10/01/33 ................................................        3,530,000         3,771,099
        Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 ...................................        4,000,000         4,352,680
    Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%, 12/01/32 ........        2,000,000         2,164,340
    Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ........................................        2,595,000         2,762,300
    Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ........................        1,500,000         1,587,210
    Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .........................        3,000,000         3,141,690
    Miami-Dade County Aviation Revenue, Miami International Airport,
        Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ...........................................        3,500,000         3,723,230
        Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 .....................................        1,625,000         1,710,117
        Series B, FGIC Insured, 5.75%, 10/01/29 ................................................        2,500,000         2,717,625
    Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
      7/01/33 ..................................................................................        2,000,000         2,143,880
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA Insured,
      5.00%,
        6/01/31 ................................................................................        1,650,000         1,764,097
        6/01/35 ................................................................................        2,000,000         2,132,380
    Nassau County Public Improvement Revenue, MBIA Insured, 5.00%, 5/01/31 .....................        5,000,000         5,222,550
    Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ...........        2,000,000         2,156,580
    Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ......................        4,220,000         4,309,337
    Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ..............................        1,000,000         1,062,370
    Orange County Tourist Development Tax Revenue, AMBAC Insured,
        5.50%, 10/01/32 ........................................................................        2,000,000         2,189,540
        Pre-Refunded, 5.50%, 10/01/31 ..........................................................        1,000,000         1,053,520
    Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
      12/01/17 .................................................................................          480,000           483,514
    Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ..............        3,000,000         3,170,250
    Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ...........        2,000,000         2,113,460
    Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
      Pre-Refunded, 5.125%, 11/01/30 ...........................................................        1,000,000         1,071,700
    Palm Beach County School Board COP, Series A,
        AMBAC Insured, 5.125%, 8/01/24 .........................................................        5,000,000         5,321,950
        FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .............................................        3,000,000         3,275,040
    Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ................        2,000,000         2,123,940


                                        Quarterly Statements of Investments | 39

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Pembroke Pines Public Improvement Revenue,
        Series A, AMBAC Insured, 5.00%, 10/01/29 ...............................................     $  2,000,000     $   2,144,200
        Series B, AMBAC Insured, 5.00%, 10/01/34 ...............................................        2,000,000         2,138,640
    Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ................................        3,000,000         3,186,600
    Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ........        1,000,000         1,091,400
    Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 .......................        2,000,000         2,149,760
    Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ........................        1,000,000         1,049,180
    Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
        10/01/30 ...............................................................................        1,000,000         1,071,400
        10/01/34 ...............................................................................        2,000,000         2,138,640
    Port Orange GO, MBIA Insured, 5.00%, 4/01/33 ...............................................        1,755,000         1,890,346
    St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%,
      10/01/29 .................................................................................        1,250,000         1,340,125
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
      Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 .......        5,000,000         5,264,650
    St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
      10/01/32 .................................................................................        2,240,000         2,474,147
    Tampa-Hillsborough County Expressway Authority Revenue, Refunding, AMBAC Insured,
      5.00%, 7/01/25 ...........................................................................        3,000,000         3,255,390
    Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ............................        1,000,000         1,061,720
    University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
        10/01/27 ...............................................................................        1,000,000         1,070,600
        10/01/30 ...............................................................................        1,485,000         1,589,841
    University of Central Florida COP, University of Central Florida Convocation Corp.,
      Series A, FGIC Insured, 5.00%, 10/01/35 ..................................................        1,500,000         1,597,860
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $159,252,441)                                                                     169,874,416
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 0.7%
    MUNICIPAL BONDS 0.7%
    FLORIDA 0.7%
  a Jacksonville Educational Facilities Revenue, Jacksonville University Project, Weekly VRDN
      and Put, 3.48%, 10/01/22 .................................................................          300,000           300,000
  a Orange County School Board COP, Series B,
        AMBAC Insured, Daily VRDN and Put, 3.60%, 8/01/25 ........................................        140,000           140,000
        MBIA Insured, Daily VRDN and Put, 3.60%, 8/01/27 .......................................          290,000           290,000
  a Sarasota County Public Hospital Board Revenue, Hospital, Sarasota Memorial Hospital,
      Series A, AMBAC Insured, Daily VRDN and Put, 3.75%, 7/01/37 ..............................          400,000           400,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,130,000) .............................................                          1,130,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $160,382,441) 98.8% ................................................                        171,004,416
    OTHER ASSETS, LESS LIABILITIES 1.2% ........................................................                          2,016,527
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 173,020,943
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.9%
    MUNICIPAL BONDS 98.9%
    FLORIDA 92.7%
    Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A,
      MBIA Insured, 5.80%, 12/01/26 ............................................................   $ 10,000,000     $    10,215,800
    Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 .............................      2,000,000           2,127,040
    Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
      Project, MBIA Insured, 5.00%, 4/01/26 ....................................................      5,000,000           5,244,600
    Brevard County School Board COP,
        AMBAC Insured, 5.00%, 7/01/26 ..........................................................     10,000,000          10,535,600
        Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .....................................      4,415,000           4,727,935
        Series A, FGIC Insured, 5.00%, 7/01/30 .................................................      4,500,000           4,801,320
    Broward County Educational Facilities Authority Revenue, Educational Facilities,
      Nova Southeastern, Refunding, Series B, 5.60%, 4/01/29 ...................................      3,180,000           3,410,296
    Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
      5.50%, 8/15/20 ...........................................................................      9,360,000          10,003,781
    Broward County HFA,
        MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ..................      3,000,000           3,108,960
        MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 .........................      1,980,000           2,047,538
        MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ..........................      5,730,000           5,923,674
        MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ..........................        995,000           1,016,621
        MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ...........................      1,990,000           2,026,238
        SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 .............................        430,000              92,248
    Broward County HFAR, Series D,
        6.90%, 6/01/09 .........................................................................         25,000              25,112
        7.375%, 6/01/21 ........................................................................        160,000             161,166
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 .....................     21,500,000          22,688,950
    Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
      zero cpn., 10/01/08 ......................................................................      1,235,000           1,128,555
    Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ....................      3,500,000           3,568,915
    Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ................      1,460,000           1,485,375
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
      8/15/23 ..................................................................................      9,595,000          10,458,934
    Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
      6.50%, 10/01/25 ..........................................................................      2,435,000           2,451,144
    Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 .................      5,000,000           5,226,250
    Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
      MBIA Insured, 5.80%, 5/01/16 .............................................................      5,980,000           6,452,839
    Dade County Aviation Revenue, Miami International Airport,
        Series B, FSA Insured, 5.125%, 10/01/22 ................................................      4,750,000           4,863,050
        Series C, FSA Insured, 5.125%, 10/01/27 ................................................      9,550,000           9,802,406
    Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/26 ..................     13,000,000          13,277,550
    Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
      11/15/32 .................................................................................      3,250,000           3,456,700
    Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
        5.60%, 7/01/17 .........................................................................      1,000,000           1,020,950
        5.70%, 7/01/27 .........................................................................      2,000,000           2,041,480
    Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ......................      3,000,000           3,149,850


                                        Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Escambia County Health Facilities Authority Health Facility Revenue,
        Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ...................................   $  8,750,000     $     8,957,200
        Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...........      1,235,000           1,327,131
    Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
      AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .............................................     25,000,000          26,720,750
    Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
      10/01/30 .................................................................................        305,000             310,618
    Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
      Refunding, MBIA Insured, 5.00%, 6/01/31 ..................................................      6,580,000           7,059,419
    Florida HFAR,
        General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 .....................        240,000             241,841
        Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ............................      1,955,000           2,008,704
        MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ..............................      3,235,000           3,238,753
        Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ...........................      5,000,000           5,128,250
        Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 .........................      2,000,000           2,057,760
        Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 .........................      1,300,000           1,331,837
    Florida HFC Revenue,
        Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 .....................      1,245,000           1,304,536
        Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ....................      4,965,000           5,191,752
        Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn., 7/01/30 ....      2,715,000             535,208
        Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ........................      3,440,000           3,632,606
        Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn., 7/01/17 ......      1,430,000             826,011
        Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn., 1/01/29 ......     19,065,000           5,637,521
        Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ..............................      1,610,000           1,689,180
        Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ....................      3,000,000           3,196,890
    Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
      5.00%, 2/01/21 ...........................................................................      1,355,000           1,422,208
    Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
      11/01/29 .................................................................................      1,500,000           1,606,410
    Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
      Program, FGIC Insured, 5.50%, 10/01/23 ...................................................      7,000,000           7,322,560
    Florida State Board of Education Capital Outlay GO, Public Education,
        Refunding, Series D, 5.75%, 6/01/22 ....................................................     25,900,000          27,850,788
        Refunding, Series D, 6.00%, 6/01/23 ....................................................     15,000,000          18,930,900
        Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ......................................      5,000,000           5,309,850
        Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ...................................      5,000,000           5,409,050
    Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ................     20,000,000          21,321,000
    Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
      7/01/20 ..................................................................................      7,000,000           7,536,970
    Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
      5.00%, 6/01/34 ...........................................................................     15,000,000          16,114,200
    Florida State Board Regent Housing Revenue,
        University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 ..........................      8,650,000           9,208,184
        University of Florida, FGIC Insured, 5.75%, 7/01/25 ....................................      3,400,000           3,683,526
        University of Florida, FGIC Insured, 5.25%, 7/01/30 ....................................      2,060,000           2,197,484
    Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
      Series A, MBIA Insured, 5.00%, 7/01/21 ...................................................      4,000,000           4,263,040


42 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Florida State Department of General Services Division Facilities Management Revenue,
      Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 .............   $ 10,000,000     $    10,611,100
    Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 ......      6,000,000           6,251,520
    Florida State Mid-Bay Bridge Authority Revenue,
        Exchangeable, Refunding, Series D, 6.10%, 10/01/22 .....................................     13,695,000          14,241,020
        Exchangeable, Series A, 5.95%, 10/01/13 ................................................     10,380,000          10,947,682
        Exchangeable, Series A, 6.05%, 10/01/22 ................................................      7,000,000           7,293,790
        Exchangeable, Series D, ETM, 6.10%, 10/01/22 ...........................................      3,545,000           4,346,418
        Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 .............................      9,845,000           4,251,465
        Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 .............................      2,500,000           1,022,600
        Series A, ETM, 6.875%, 10/01/22 ........................................................      6,000,000           7,834,680
    Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
      AMBAC Insured, 5.00%, 10/01/26 ...........................................................      5,000,000           5,291,750
    Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Series B,
      5.00%, 7/01/30 ...........................................................................      3,455,000           3,607,055
    Fort Pierce Utilities Authority Revenue,
        AMBAC Insured, 5.00%, 10/01/27 .........................................................      7,000,000           7,376,810
        Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 .....................      3,090,000           1,744,305
        Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 .....................      2,585,000           1,394,013
        Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 .....................      3,090,000           1,593,389
        Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 .....................      3,060,000           1,508,274
        Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 .....................      2,560,000           1,205,632
    Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A,
      5.00%, 6/01/38 ...........................................................................     11,395,000          11,804,308
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 .............................     12,050,000          12,873,738
    Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding,
      GNMA Secured, 5.30%, 12/20/18 ............................................................      1,240,000           1,321,009
    Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
        Pre-Refunded, 5.25%, 11/15/20 ..........................................................     10,000,000          10,413,700
        Series A, Pre-Refunded, 6.00%, 11/15/31 ................................................     16,000,000          17,881,920
    Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
      5.125%, 3/01/20 ..........................................................................      1,000,000           1,053,690
    Hillsborough County HFA Mortgage Revenue, SF, Series A,
        GNMA Secured, 5.875%, 4/01/30 ..........................................................        995,000           1,026,173
        zero cpn., 4/01/32 .....................................................................        625,000             132,688
    Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 .......     16,000,000          16,987,040
    Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
      10/01/28 .................................................................................      7,000,000           7,549,290
    Hillsborough County School Board COP,
        Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 ..........................      5,000,000           5,173,050
        Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ...........................      5,000,000           5,158,150
        MBIA Insured, 5.00%, 7/01/26 ...........................................................     10,830,000          11,584,743
        MBIA Insured, 5.00%, 7/01/29 ...........................................................     10,000,000          10,590,400
        MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ............................................      8,000,000           8,367,680
        Series B, MBIA Insured, 5.125%, 7/01/26 ................................................      5,000,000           5,313,300
    Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
      10/01/15 .................................................................................      1,000,000           1,021,240


                                        Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Jacksonville Capital Improvement Revenue,
        Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ....................................   $  3,460,000     $     3,669,295
        Series A, AMBAC Insured, 5.00%, 10/01/30 ...............................................     10,000,000          10,519,600
    Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
      5.00%, 11/15/36 ..........................................................................     20,000,000          21,284,400
    Jacksonville Electric Authority Revenue, Water and Sewer, Series B, FGIC Insured,
      Pre-Refunded, 5.40%, 10/01/20 ............................................................      3,000,000           3,038,130
    Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
      5.00%, 10/01/32 ..........................................................................     17,250,000          18,256,537
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 .............................      5,000,000           5,273,100
    Jacksonville Transportation Revenue, MBIA Insured,
        5.25%, 10/01/29 ........................................................................     17,955,000          19,131,950
        5.00%, 10/01/31 ........................................................................     25,000,000          26,208,000
    Jacksonville Water and Sewer System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
      10/01/25 .................................................................................      1,500,000           1,603,980
    Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 .....................      5,000,000           5,013,800
    Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 ........      5,770,000           4,275,282
    Lakeland Hospital System Revenue, Lakeland Regional Health System,
        Pre-Refunded, 5.75%, 11/15/27 ..........................................................      6,925,000           7,779,129
        Pre-Refunded, 5.50%, 11/15/32 ..........................................................     12,070,000          13,398,424
        Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 ..................................     10,000,000          10,647,900
    Lee County Airport Revenue,
        Refunding, FSA Insured, 5.00%, 10/01/33 ................................................     20,000,000          21,366,000
        Series A, FSA Insured, 6.00%, 10/01/32 .................................................     11,405,000          12,404,876
    Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health System,
      Series A, MBIA Insured, Pre-Refunded, 5.875%, 4/01/24 ....................................     18,000,000          18,491,220
    Lee County IDA Health Care Facilities Revenue, Shell Point Village Project, Refunding,
      Series A, 5.50%,
        11/15/21 ...............................................................................      7,500,000           7,738,800
        11/15/29 ...............................................................................      4,000,000           4,122,920
    Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 .........................      7,500,000           8,043,750
    Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured, 5.00%,
      4/01/24 ..................................................................................     15,000,000          16,052,100
    Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ........      4,150,000           4,367,004
    Marion County Utility System Revenue,
        FGIC Insured, 5.00%, 12/01/31 ..........................................................      5,000,000           5,290,700
        Series A, MBIA Insured, 5.00%, 12/01/28 ................................................      5,000,000           5,336,750
    Melbourne Water and Sewer Revenue,
        Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ...........................      1,500,000             658,065
        Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ...........      1,785,000             920,453
        Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ...........      4,500,000           1,936,260
        FGIC Insured, 5.25%, 10/01/30 ..........................................................      6,000,000           6,384,900
    Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 ..........        885,000             901,859
    Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .........................      7,000,000           7,330,610
    Miami-Dade County Aviation Revenue, Miami International Airport,
        Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ...........................................      4,440,000           4,723,183
        Refunding, FGIC Insured, 5.375%, 10/01/27 ..............................................      5,000,000           5,353,650


44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Miami-Dade County Aviation Revenue, Miami International Airport, (continued)
        Refunding, FGIC Insured, 5.375%, 10/01/32 ..............................................   $  5,000,000     $     5,337,600
        Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 .....................................     10,000,000          10,523,800
    Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
      5.75%, 4/01/29 ...........................................................................     10,000,000          10,720,000
    Miami-Dade County HFA,
        MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ..............................      2,015,000           2,090,945
        MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ..............................        430,000             441,335
        MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ..............................      1,500,000           1,536,870
    Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 .........      4,500,000           4,827,735
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
      MBIA Insured, 5.00%, 6/01/35 .............................................................     20,970,000          22,358,004
    Miami-Dade County Special Obligation Revenue,
        Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 ...................      5,000,000           5,285,200
        Sub Series B, MBIA Insured, zero cpn., 10/01/36 ........................................      5,635,000           1,172,362
        Sub Series C, MBIA Insured, zero cpn., 10/01/28 ........................................      8,305,000           2,659,676
        sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 ......................     22,365,000           8,613,656
    North Broward Hospital District Revenue,
        Improvement, 6.00%, 1/15/31 ............................................................      2,290,000           2,487,742
        Improvement, Pre-Refunded, 6.00%, 1/15/31 ..............................................     23,240,000          25,488,005
        MBIA Insured, Pre-Refunded, 5.375%, 1/15/24 ............................................      3,945,000           3,992,261
        MBIA Insured, Pre-Refunded, 5.75%, 1/15/27 .............................................      7,650,000           7,744,783
        Refunding, MBIA Insured, 5.375%, 1/15/24 ...............................................      6,055,000           6,124,754
        Refunding, MBIA Insured, 5.75%, 1/15/27 ................................................     11,720,000          11,861,578
    North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group,
      6.00%,
        8/15/16 ................................................................................      2,000,000           2,056,620
        8/15/24 ................................................................................      1,750,000           1,792,753
    Orange County Health Facilities Authority Revenue,
        Adventist Health System Inc., 6.25%, 11/15/24 ..........................................      5,500,000           6,185,905
        Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 ...........................      3,000,000           3,334,260
        Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 ............................     10,750,000          11,996,785
        Hospital, Adventist Health System Inc., 5.625%, 11/15/32 ...............................     15,000,000          16,454,850
        Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 ......................      5,000,000           5,321,300
        Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 ......................      6,000,000           6,776,460
        Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 ...............     11,750,000          12,592,827
        Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ............        250,000             268,630
    Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ..............        630,000             633,024
    Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .....................     12,000,000          12,626,160
    Orange County Tourist Development Tax Revenue,
        AMBAC Insured, 5.50%, 10/01/32 .........................................................     20,000,000          21,895,400
        AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ...........................................     10,500,000          11,061,960
        Refunding, AMBAC Insured, 5.00%, 10/01/31 ..............................................      5,000,000           5,376,050
        Refunding, MBIA Insured, 5.125%, 10/01/20 ..............................................     10,000,000          10,210,000
        Refunding, XLCA Insured, 5.00%, 10/01/31 ...............................................     12,970,000          13,981,401
        senior lien, AMBAC Insured, 5.125%, 10/01/25 ...........................................      5,500,000           5,891,655
        senior lien, AMBAC Insured, 5.125%, 10/01/30 ...........................................     10,000,000          10,672,200


                                        Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Orlando and Orange County Expressway Authority Expressway Revenue,
        junior lien, FGIC Insured, 5.00%, 7/01/28 ..............................................   $  8,000,000     $     8,225,280
        senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 .......................................        265,000             282,159
        Series B, AMBAC Insured, 5.00%, 7/01/35 ................................................      9,185,000           9,705,514
    Osceola County IDAR, Community Provider Pooled Loan Program,
        Series A, FSA Insured, 7.75%, 7/01/10 ..................................................        796,000             797,098
        Series C, FSA Insured, 7.60%, 7/01/10 ..................................................        450,000             450,594
    Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ..............................     10,000,000          10,339,600
    Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ..............     10,000,000          10,567,500
    Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
      Series A, 5.90%, 6/01/38 .................................................................        985,000           1,018,145
    Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 .................      3,650,000           3,721,978
    Palm Beach County IDR,
        Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.55%,
         12/01/16 ..............................................................................      1,755,000           1,790,100
        Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.625%,
         12/01/26 ..............................................................................      4,000,000           4,080,000
        South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..............................      5,000,000           5,283,650
    Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
      Pre-Refunded, 5.125%, 11/01/30 ...........................................................      6,250,000           6,698,125
    Palm Beach County School Board COP,
        Series A, AMBAC Insured, 5.125%, 8/01/24 ...............................................     15,000,000          15,965,850
        Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ...................................      5,000,000           5,458,400
        Series A, FSA Insured, 5.00%, 8/01/31 ..................................................     17,500,000          18,802,350
        Series C, FSA Insured, 5.00%, 8/01/27 ..................................................     10,000,000          10,480,500
    Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
        6/01/27 ................................................................................      4,450,000           4,732,575
        6/01/32 ................................................................................      2,795,000           2,968,206
    Pensacola Airport Revenue, Series A, MBIA Insured, Pre-Refunded, 5.75%, 10/01/27 ...........      5,615,000           5,826,292
    Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
      5.00%, 11/15/30 ..........................................................................     11,500,000          12,021,525
    Pinellas County HFA, SFHR, Multi County, Series B-1, GNMA Insured, zero cpn.,
      9/01/31 ..................................................................................        425,000              83,313
    Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
      12/01/21 .................................................................................      2,350,000           2,564,790
    Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%,
      12/01/30 .................................................................................     15,000,000          15,404,100
    Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ........................      4,000,000           4,196,720
    Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ................      1,000,000           1,069,320
    Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
        ETM, zero cpn., 9/01/10 ................................................................     25,475,000          21,256,340
        zero cpn., 9/01/10 .....................................................................     13,020,000          10,218,487
    Port St. Lucie Utility Revenue,
        MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 .........................................     20,000,000           5,859,400
        System, Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 ..............................     11,580,000          12,534,887
        System, Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 ..............................      8,805,000           9,523,664


46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Sarasota County Utility System Revenue,
        FGIC Insured, Pre-Refunded, 5.75%, 10/01/27 ............................................   $ 18,000,000     $    18,502,380
        Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 .....................................      5,280,000           5,390,352
    Sarasota Special Obligated Revenue, Refunding, AMBAC Insured, zero cpn.,
        11/01/09 ...............................................................................      1,365,000           1,226,029
        11/01/12 ...............................................................................      1,780,000           1,429,322
        11/01/15 ...............................................................................      2,180,000           1,544,159
    South Broward Hospital District Revenue,
        5.60%, 5/01/27 .........................................................................      5,000,000           5,479,250
        5.625%, 5/01/32 ........................................................................     16,250,000          17,652,700
    St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
        6/01/22 ................................................................................      4,000,000           1,903,080
        6/01/23 ................................................................................      4,255,000           1,902,581
        6/01/24 ................................................................................      1,500,000             632,910
        6/01/25 ................................................................................      2,130,000             849,316
    St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
      10/01/32 .................................................................................     10,000,000          11,045,300
    St. Petersburg Public Utilities Revenue, Refunding, MBIA Insured, 5.00%, 10/01/35 ..........     10,795,000          11,590,268
    Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 ...................      3,520,000           3,789,878
    Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured, 5.25%,
      8/01/24 ..................................................................................      4,320,000           4,404,629
    Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ................      2,550,000           2,879,511
    Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 ...........................     10,000,000          10,698,300
    Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ....................................      2,490,000           2,641,243
    Tampa Bay Water Utility System Revenue,
        FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ............................................     15,000,000          16,470,900
        Series B, FGIC Insured, 5.00%, 10/01/31 ................................................     10,000,000          10,483,200
    Tampa Sports Authority Revenue,
        Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%, 10/01/15 .............      1,000,000           1,128,080
        Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%, 10/01/20 .............      1,715,000           2,070,948
        Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%, 10/01/26 .............      2,695,000           3,379,530
        Sales Tax Payments, Stadium Project, MBIA Insured, Pre-Refunded, 5.25%, 1/01/27 ........      2,000,000           2,022,380
    Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%,
      10/01/16 .................................................................................      1,330,000           1,597,224
    University of Central Florida COP, University of Central Florida Convocation Corp., Series A,
      FGIC Insured, 5.00%, 10/01/35 ............................................................      8,820,000           9,395,417
    Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 ....................................      1,540,000           1,568,136
    Viera East CDD Special Assessment,
        Refunding, 7.00%, 5/01/26 ..............................................................      6,790,000           7,431,655
        Series B, ETM, 6.75%, 5/01/14 ..........................................................      5,360,000           5,947,402
    Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 ...........     10,000,000          10,708,600
    Volusia County Educational Facility Authority Revenue, Educational Facilities,
        Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ...........      2,000,000           2,100,780
        Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 .........................      5,000,000           5,222,200
    Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 .........      5,000,000           5,283,750
    West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ....................      1,845,000           1,955,940


                                        Quarterly Statements of Investments | 47

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 .........................    $ 10,850,000     $    11,487,980
    West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
      3/01/35 .................................................................................       1,000,000           1,050,510
    West Palm Beach Utility System Revenue, FGIC Insured, Pre-Refunded, 5.50%,
      10/01/29 ................................................................................       5,000,000           5,129,500
                                                                                                                    ---------------
                                                                                                                      1,591,725,611
                                                                                                                    ---------------
    U.S. TERRITORIES 6.2%
    PUERTO RICO 5.6%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
        7/01/25 ...............................................................................       5,000,000           5,263,650
        7/01/29 ...............................................................................      10,000,000          10,514,000
        7/01/33 ...............................................................................      13,000,000          13,583,960
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Refunding, Series K, 5.00%, 7/01/30 ...................................................       5,000,000           5,285,300
        Series A, MBIA Insured, 5.00%, 7/01/38 ................................................      12,800,000          13,130,752
        Series B, Pre-Refunded, 6.00%, 7/01/39 ................................................       5,000,000           5,467,400
        Series D, Pre-Refunded, 5.375%, 7/01/36 ...............................................       5,000,000           5,476,050
        Series G, 5.00%, 7/01/33 ..............................................................       5,000,000           5,224,600
    Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .............      15,000,000          16,040,400
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ................       5,900,000           6,471,238
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ..................................................       1,210,000           1,288,601
        Series D, Pre-Refunded, 5.375%, 7/01/33 ...............................................       3,790,000           4,130,797
        Series I, 5.00%, 7/01/36 ..............................................................       5,000,000           5,253,700
                                                                                                                    ---------------
                                                                                                                         97,130,448
                                                                                                                    ---------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ......      10,000,000          10,637,800
                                                                                                                    ---------------
    TOTAL U.S. TERRITORIES ....................................................................                         107,768,248
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,577,229,509) .........................................                       1,699,493,859
                                                                                                                    ---------------
    SHORT TERM INVESTMENT (COST $955,000) 0.1%
    MUNICIPAL BOND 0.1%
    FLORIDA 0.1%
  a Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
      Refunding, AMBAC Insured, Daily VRDN and Put, 3.65%, 12/01/15 ...........................         955,000             955,000
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $1,578,184,509) 99.0% .............................................                       1,700,448,859
    OTHER ASSETS, LESS LIABILITIES 1.0% .......................................................                          16,665,275
                                                                                                                    ---------------
    NET ASSETS 100.0% .........................................................................                     $ 1,717,114,134
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


48 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.2%
    MUNICIPAL BONDS 98.2%
    GEORGIA 96.9%
    Albany-Dougherty Inner City Authority Revenue, Albany State University Student Housing,
      Series A, XLCA Insured, 5.00%, 7/01/29 ...................................................   $      4,000,000   $   4,284,760
  a Atkinson/Coffee Counties Joint Development Authority Revenue, South Georgia College Real
      Estate Foundation LLC Project, CIFG Insured, 5.00%, 6/01/29 ..............................          2,000,000       2,141,620
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Refunding, Series C,
      FSA Insured, 5.00%, 1/01/33 ..............................................................          5,000,000       5,300,250
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
        5.50%, 1/01/26 .........................................................................          5,000,000       5,336,700
        5.60%, 1/01/30 .........................................................................          5,000,000       5,351,150
    Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, Pre-Refunded,
      5.50%, 12/01/20 ..........................................................................          1,500,000       1,625,010
    Atlanta Development Authority Revenue,
        Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..........          2,555,000       2,911,985
        Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
          1/01/23 ..............................................................................          4,150,000       4,440,915
    Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility
      Project,
      FSA Insured, 5.00%,
        12/01/22 ...............................................................................            400,000         437,500
        12/01/26 ...............................................................................          1,140,000       1,245,883
    Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
        6.00%, 5/20/17 .........................................................................          1,040,000       1,067,862
        6.125%, 5/20/27 ........................................................................          1,560,000       1,600,498
    Atlanta Water and Wastewater Revenue,
        FSA Insured, 5.00%, 11/01/24 ...........................................................          4,000,000       4,299,520
        Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .....................................          8,000,000       8,424,880
    Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 ...................          5,000,000       5,286,400
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
        5.25%, 12/01/22 ........................................................................          2,500,000       2,524,125
        5.375%, 12/01/28 .......................................................................          2,000,000       2,021,760
    Bulloch County Development Authority Lease Revenue, Georgia Southern University,
      XLCA Insured, 5.00%, 8/01/27 .............................................................          5,000,000       5,364,150
    Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 ...........             10,000          10,012
    Clayton County Development Authority Revenue,
        Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 ........................          3,500,000       3,787,420
        Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 ......................................          2,310,000       2,500,321
    Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ..........            930,000         953,854
    Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
      Inc. Project, MBIA Insured, 5.00%, 7/15/29 ...............................................          2,000,000       2,128,680
    Cobb County Development Authority University Facilities Revenue, Kennesaw State University,
      Sub Series D, MBIA Insured, 5.00%, 7/15/29 ...............................................          8,000,000       8,568,960
    Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured, ETM, 7.75%,
      2/01/07 ..................................................................................              5,000           5,033
    College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
      9/01/26 ..................................................................................          2,000,000       2,192,920
    Columbia County GO, Courthouse/Detention Center Projects, 5.00%, 2/01/24 ...................          2,000,000       2,069,480
    Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 .......................          1,130,000       1,214,603
    Columbus Water and Sewage Revenue, Refunding, MBIA Insured, 5.00%, 5/01/25 .................          1,000,000       1,076,120


                                        Quarterly Statements of Investments | 49

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    DeKalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA Secured,
      5.40%, 2/20/29 ...........................................................................   $      1,980,000   $   2,105,314
    DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
      Judicial Facility Project, 5.00%, 12/01/29 ...............................................          2,000,000       2,138,420
    DeKalb County Water and Sewer Revenue,
        Pre-Refunded, 5.125%, 10/01/31 .........................................................          6,500,000       6,936,215
        Refunding, Series B, FSA Insured, 5.00%, 10/01/35 ......................................          7,000,000       7,992,950
    Douglasville-Douglas County Water and Sewer Authority Water and Sewer Revenue,
      MBIA Insured, 5.00%, 6/01/29 .............................................................          3,410,000       3,684,062
    East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
      5.00%, 2/01/34 ...........................................................................          5,480,000       5,896,370
    Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ............          3,000,000       3,166,260
    Fayette County School District GO, zero cpn. to 9/01/10,
        4.75% thereafter, 3/01/21 ..............................................................          1,355,000       1,179,961
        4.95% thereafter, 3/01/25 ..............................................................          1,000,000         871,700
    Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ............................................          1,500,000       1,625,400
    Fulton County Development Authority Revenue,
        Georgia Tech Foundation Funding SACII Project, Series A, 5.25%, 11/01/30 ...............          5,000,000       5,381,750
        Georgia Tech Foundation Funding SACII Project, Series A, 5.00%, 11/01/31 ...............          3,000,000       3,151,860
        Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 .......................          2,240,000       2,403,050
    Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ........................          2,500,000       2,665,300
    Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates, Northeast
      Health System Inc. Project, Refunding, 5.50%, 5/15/31 ....................................          2,500,000       2,627,350
    Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
      12/01/26 .................................................................................          2,000,000       2,165,960
    Georgia Municipal Electric Authority Power Revenue, Series W,
        6.60%, 1/01/18 .........................................................................            955,000       1,114,638
        ETM, 6.60%, 1/01/18 ....................................................................             45,000          52,300
    Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
      6/01/24 ..................................................................................          1,000,000       1,043,410
    Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
      Corp. Project, Series A, 6.00%, 6/01/24 ..................................................          2,550,000       2,727,990
    Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA Insured,
      5.00%, 12/01/25 ..........................................................................          2,600,000       2,813,044
    Georgia State HFAR, MF,
        Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%, 1/01/25 .....................          1,000,000       1,002,480
        Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ...................          1,000,000       1,020,930
    Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
      MBIA Insured, 5.00%, 1/01/24 .............................................................          8,500,000       9,105,370
    Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
      Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .............................          3,750,000       4,039,162
    Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ............          2,795,000       3,043,867
    Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ..........................          2,750,000       2,984,382
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
      AMBAC Insured, 6.00%, 7/01/29 ............................................................          5,000,000       5,444,450
    Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
      10/01/23 .................................................................................          3,300,000       3,945,579


50 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ............................   $      3,000,000   $   3,239,220
    Liberty County Hospital Authority Revenue, Anticipation Certificates, Refunding,
      AMBAC Insured, 5.00%, 8/01/26 ............................................................          2,000,000       2,171,160
    Marietta Development Authority Revenue, first mortgage, Life College Inc.,
        Refunding, Series A, FSA Insured, 5.75%, 9/01/14 .......................................          1,800,000       1,826,784
        Refunding, Series A, FSA Insured, 5.80%, 9/01/19 .......................................          1,100,000       1,116,500
        Refunding, Series A, FSA Insured, 5.95%, 9/01/19 .......................................          1,000,000       1,015,350
        Series B, FSA Insured, 5.75%, 9/01/14 ..................................................            800,000         811,904
    Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
      Healthcare System, MBIA Insured, 5.50%, 8/01/25 ..........................................          6,000,000       6,357,300
    Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
      10/01/26 .................................................................................          1,000,000       1,069,970
    Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
      Series A, 6.80%, 1/01/12 .................................................................          1,500,000       1,710,225
    Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured, 5.00%,
      1/01/25 ..................................................................................          2,315,000       2,506,103
  a Newnan Water Sewer and Light Commission Public Utilities Revenue, Series B, AMBAC Insured,
      4.50%, 1/01/36 ...........................................................................          2,000,000       2,029,100
    Newton County Hospital Authority Revenue, Newton Health System Project 1999,
      AMBAC Insured, 6.10%, 2/01/24 ............................................................          4,500,000       4,840,560
    Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured,
      5.00%, 6/01/24 ...........................................................................          3,150,000       3,399,259
    Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
      University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 ........................          3,000,000       3,234,930
    Private Colleges and Universities Authority Revenue,
        Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 ......................         10,000,000      10,635,200
        Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 .......................          2,000,000       2,067,160
    Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper Co.
      Project, 5.80%, 12/01/20 .................................................................          1,500,000       1,547,505
    Richmond County Development Authority Educational Facilities Revenue, Augusta State
      University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 .................          1,000,000       1,074,940
    Rockdale County Water and Sewer Authority Revenue,
        FSA Insured, 5.00%, 7/01/29 ............................................................          4,000,000       4,314,840
        Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ..................................          5,000,000       5,318,650
    Savannah EDA Revenue,
        Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30 ..................          2,125,000       2,280,805
        XLCA Insured, 5.00%, 7/01/29 ...........................................................          3,000,000       3,213,570
    South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
      5.00%, 1/01/33 ...........................................................................          3,500,000       3,696,595
    Suwanee GO, MBIA Insured, 5.25%, 1/01/32 ...................................................          3,000,000       3,200,310
    Upper Oconee Basin Water Authority Revenue,
        FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 .............................................          1,550,000       1,621,672
        Refunding, MBIA Insured, 5.00%, 7/01/26 ................................................          1,000,000       1,077,960
    Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
      Center Project, AMBAC Insured, 5.25%, 10/01/27 ...........................................          3,000,000       3,232,920


                                       Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
      6.00%, 2/01/21 ...........................................................................   $        750,000   $     760,155
    Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
      3/01/25 ..................................................................................          3,000,000       3,218,580
                                                                                                                      -------------
                                                                                                                        263,091,122
                                                                                                                      -------------
    U.S. TERRITORIES 1.3%
    VIRGIN ISLANDS 1.3%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
        5.40%, 10/01/12 ........................................................................            850,000         882,224
        5.50%, 10/01/22 ........................................................................          1,200,000       1,243,920
        5.625%, 10/01/25 .......................................................................          1,530,000       1,587,956
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                          3,714,100
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $250,381,420) ............................................                        266,805,222
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 1.9%
    MUNICIPAL BONDS 1.9%
    GEORGIA 1.9%
  b Athens-Clarke County Unified Government Development Authority Revenue, University of
      Georgia Athletic Assn. Project,
        Daily VRDN and Put, 3.64%, 8/01/33 .....................................................            200,000         200,000
        Series B, Daily VRDN and Put, 3.64%, 7/01/35 ...........................................          1,100,000       1,100,000
  b Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
      AMBAC Insured, Weekly VRDN and Put, 3.45%, 10/01/16 ......................................            110,000         110,000
  b Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.60%,
      11/01/41 .................................................................................          3,330,000       3,330,000
  b Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.66%, 11/01/15 ................              400,000         400,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $5,140,000) .............................................                          5,140,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $255,521,420) 100.1% ...............................................                        271,945,222
    OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................................                           (399,211)
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 271,546,011
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.2%
    MUNICIPAL BONDS 97.2%
    ALABAMA 0.3%
    Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
        Series A, 6.125%, 12/01/24 .............................................................   $      3,000,000  $    3,329,370
        Series B, 6.375%, 12/01/24 .............................................................          1,750,000       1,940,470
    Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
      7/01/21 ..................................................................................         10,220,000      11,116,294
                                                                                                                     --------------
                                                                                                                         16,386,134
                                                                                                                     --------------
    ALASKA 0.2%
    Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
      Regional Power,
        5.70%, 1/01/12 .........................................................................          1,990,000       2,007,154
        5.80%, 1/01/18 .........................................................................          1,495,000       1,501,593
        5.875%, 1/01/32 ........................................................................          6,900,000       6,797,328
                                                                                                                     --------------
                                                                                                                         10,306,075
                                                                                                                     --------------
    ARIZONA 4.0%
    Apache County IDA,
        IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26 ............         16,500,000      16,563,030
        PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 ............         53,150,000      53,346,655
        PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ...........         33,800,000      33,923,032
    Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
      Pre-Refunded, 6.375%, 12/01/37 ...........................................................          2,500,000       2,886,550
    Arizona Health Facilities Authority Revenue,
        Bethesda Foundation Project, Series A, 6.375%, 8/15/15 .................................            400,000         407,712
        Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ..................................          4,000,000       4,046,720
        Catholic Healthcare West, Series A, 6.625%, 7/01/20 ....................................          3,940,000       4,365,126
    Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
      12/01/32 .................................................................................         14,500,000      15,912,445
    Coconino County Pollution Control Corp. Revenue, Tucson Electric Power Navajo, Refunding,
        Series A, 7.125%, 10/01/32 .............................................................         21,125,000      21,987,111
        Series B, 7.00%, 10/01/32 ..............................................................          9,500,000       9,890,070
    Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 ...........         10,000,000      10,683,600
    Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West, Refunding,
      Series A,
        5.50%, 7/01/26 .........................................................................          7,500,000       8,116,425
        ACA Insured, 5.00%, 7/01/16 ............................................................          6,500,000       6,628,050
    Maricopa County Pollution Control Corp. PCR, Public Service Co. of Colorado, Refunding,
      Series A, 5.75%, 11/01/22 ................................................................          9,800,000       9,908,290
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
      MBIA Insured, 5.00%, 7/01/29 .............................................................         36,500,000      39,290,425
    Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 ..............          3,990,000       4,006,159
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 ....................................         10,175,000      10,577,218
                                                                                                                     --------------
                                                                                                                        252,538,618
                                                                                                                     --------------
    ARKANSAS 0.3%
    Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
      Projects, Series A, 7.75%, 8/01/25 .......................................................          3,800,000       4,338,498
    Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 ......................          2,400,000       2,685,936


                                        Quarterly Statements of Investments | 53

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARKANSAS (CONTINUED)
    Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
      11/01/26 .................................................................................   $     10,000,000  $   10,571,300
    Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 .................          3,150,000       3,428,649
                                                                                                                     --------------
                                                                                                                         21,024,383
                                                                                                                     --------------
    CALIFORNIA 18.7%
    ABAG 1915 Act Special Assessment, Windemere Ranch AD,
        1999-1, 6.375%, 9/02/32 ................................................................          9,735,000      10,507,083
        Series 1, 7.45%, 9/02/30 ...............................................................         37,525,000      39,776,500
    Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project,
      Series A, Pre-Refunded, 7.50%, 9/01/28 ...................................................         21,325,000      23,140,397
    Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 .........         11,350,000      11,884,358
    Avenal PFAR, Pre-Refunded,
        7.00%, 9/02/10 .........................................................................            685,000         712,797
        7.25%, 9/02/27 .........................................................................          3,665,000       3,836,485
    Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
      5.35%, 9/01/36 ...........................................................................          3,680,000       3,773,398
    Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ............          4,270,000       5,115,930
    Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 .............................          5,780,000       6,560,820
    California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
      5.875%, 6/01/35 ..........................................................................          3,700,000       3,937,577
    California Educational Facilities Authority Revenue, Pooled College and University Financing,
      Refunding, Series B, 6.125%, 6/01/09 .....................................................             30,000          30,023
    California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
      California Mortgage Insured, 5.00%,
        11/01/24 ...............................................................................          2,295,000       2,433,182
        11/01/29 ...............................................................................          2,220,000       2,344,453
        11/01/33 ...............................................................................          3,130,000       3,296,860
    California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 ...................................         20,000,000      20,236,400
    California Infrastructure and Economic Development Bank Revenue, Department of Social
      Services Administration Building, AMBAC Insured, 5.00%,
        12/01/30 ...............................................................................         10,300,000      11,604,083
        12/01/35 ...............................................................................         14,110,000      15,844,966
    California State GO,
        5.00%, 2/01/33 .........................................................................         40,640,000      42,886,173
        Refunding, 5.25%, 4/01/30 ..............................................................          2,500,000       2,664,375
        Refunding, 5.25%, 4/01/32 ..............................................................          2,500,000       2,655,725
        Various Purpose, 5.125%, 11/01/24 ......................................................         18,935,000      20,326,723
        Various Purpose, 5.00%, 8/01/33 ........................................................         25,000,000      26,618,500
    California Statewide CDA Revenue,
        Elder Care Alliance, Series A, 8.25%, 11/15/32 .........................................         13,090,000      14,025,281
        Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ............................          3,045,000       3,554,885
        John F. Kennedy University, 6.75%, 10/01/33 ............................................          8,000,000       8,660,880
        Monterey Institute International, 5.50%, 7/01/31 .......................................         13,240,000      13,311,893
        Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ...................................          6,545,000       7,374,579
        Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ....................................         25,000,000      26,249,500


54 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
      AMBAC Insured, zero cpn.,
        8/01/33 ................................................................................   $     21,015,000  $    5,813,169
        8/01/34 ................................................................................         10,000,000       2,627,100
        8/01/43 ................................................................................         31,515,000       5,228,969
        8/01/45 ................................................................................         34,035,000       5,083,127
    Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ........................          2,215,000       2,265,856
    Chula Vista CFD Special Tax,
        No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ...................................          3,205,000       3,416,722
        No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 .....................................          2,675,000       2,756,935
        No. 99-1, Otay Ranch Special Assessment 1, Pre-Refunded, 6.10%, 9/01/31 ................          4,890,000       5,415,724
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...............          8,820,000      10,467,841
    El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
      9/01/31 ..................................................................................          3,500,000       3,774,225
    Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded,
        5.80%, 8/01/25 .........................................................................          3,745,000       3,947,080
        6.00%, 8/01/33 .........................................................................          5,435,000       5,735,229
    Emeryville RDA, MFHR, Emery Bay Apartments II,
        Refunding, Series A, 5.85%, 10/01/28 ...................................................         13,250,000      13,643,260
        sub. lien, Refunding, Series B, 6.35%, 10/01/28 ........................................          3,140,000       3,231,782
        sub. lien, Refunding, Series C, 7.875%, 10/01/28 .......................................          1,860,000       1,914,126
    Foothill/Eastern Corridor Agency Toll Road Revenue,
        Capital Appreciation, Refunding, zero cpn., 1/15/22 ....................................         49,115,000      20,669,557
        Capital Appreciation, Refunding, zero cpn., 1/15/31 ....................................          4,000,000         989,200
        Capital Appreciation, Refunding, zero cpn., 1/15/34 ....................................          4,500,000         924,525
        Capital Appreciation, Refunding, zero cpn., 1/15/36 ....................................          4,000,000         727,360
        Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .......         35,000,000      32,346,650
        senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ....................................         37,675,000      37,757,131
    Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 ...........................          3,500,000       3,726,695
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
        Asset-Backed, Series A-3, 7.875%, 6/01/42 ..............................................         10,000,000      12,265,900
        Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ............................         30,750,000      31,868,685
        Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 .......................         20,000,000      22,254,800
        Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 .......................         20,000,000      22,254,800
        Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ........................         21,000,000      23,518,530
        Series 2003 A-1, 6.75%, 6/01/39 ........................................................          4,735,000       5,463,953
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
      7.00%, 9/02/30 ...........................................................................          8,065,000       8,784,721
    Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 .....................          5,000,000       5,339,850
    Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 .......................          6,595,000       6,806,172
    Los Angeles MFR, Refunding,
        Series J-1B, 7.125%, 1/01/24 ...........................................................            310,000         311,473
        Series J-1C, 7.125%, 1/01/24 ...........................................................            820,000         823,895
        Series J-2B, 8.50%, 1/01/24 ............................................................          1,535,000       1,526,650
      a Series J-2C, 8.50%, 1/01/24 ............................................................          4,055,000       4,032,941


                                        Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      b Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ................   $     12,000,000  $   11,920,800
        Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 ..........          2,000,000       2,231,940
        Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ...........         10,000,000      11,350,900
        Refunding, Series C, 7.00%, 12/01/12 ...................................................          6,000,000       6,420,840
        Refunding, Series C, 7.50%, 12/01/24 ...................................................         30,000,000      34,052,700
      b United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ................          9,500,000       8,975,885
    Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
      6/01/30 ..................................................................................          7,530,000       8,107,325
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .............................          4,000,000       4,331,640
    Poway USD Special Tax,
        CFD No. 10, Area A, 6.10%, 9/01/31 .....................................................          1,995,000       2,068,217
        CFD No. 11, Area A, 5.375%, 9/01/28 ....................................................          2,965,000       3,074,023
        CFD No. 11, Area A, 5.375%, 9/01/34 ....................................................          2,235,000       2,305,470
        CFD No. 14, Del Sur, 5.25%, 9/01/36 ....................................................          7,500,000       7,724,775
    Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 ...................................          7,335,000       7,418,912
    Romoland School District Special Tax, CFD 1,
        Improvement Area 1, 5.35%, 9/01/28 .....................................................          7,015,000       7,229,869
        Improvement Area 1, 5.40%, 9/01/36 .....................................................          6,175,000       6,363,955
        Improvement Area 2, 5.35%, 9/01/38 .....................................................          7,900,000       8,098,843
    San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
      Series A, 7.00%, 9/02/17 .................................................................            595,000         599,123
    San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
        7/01/09 ................................................................................          3,750,000       3,405,638
        7/01/10 ................................................................................          4,500,000       3,940,695
        7/01/12 ................................................................................          4,500,000       3,638,565
        7/01/13 ................................................................................          4,250,000       3,297,193
        7/01/14 ................................................................................          2,250,000       1,664,528
    San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
      7/01/31 ..................................................................................          8,920,000       9,854,638
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
        Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
          1/15/16 ..............................................................................         22,500,000      22,925,475
        Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter,
          1/15/17 ..............................................................................         20,000,000      20,376,000
        Convertible Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
          5.75% thereafter, 1/15/23 ............................................................         20,000,000      20,184,600
        Convertible Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
          5.75% thereafter, 1/15/24 ............................................................         20,000,000      20,156,000
        junior lien, ETM, zero cpn., 1/01/07 ...................................................          9,400,000       9,376,406
        junior lien, ETM, zero cpn., 1/01/08 ...................................................         10,400,000      10,022,272
        junior lien, ETM, zero cpn., 1/01/09 ...................................................         21,800,000      20,242,172
        junior lien, ETM, zero cpn., 1/01/10 ...................................................         15,000,000      13,438,650
        junior lien, ETM, zero cpn., 1/01/12 ...................................................         30,100,000      24,955,007
        junior lien, ETM, zero cpn., 1/01/24 ...................................................         52,700,000      25,876,754
        junior lien, ETM, zero cpn., 1/01/25 ...................................................         45,200,000      21,212,812
        junior lien, ETM, zero cpn., 1/01/26 ...................................................        131,900,000      59,253,437


56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
        junior lien, ETM, zero cpn., 1/01/27 ...................................................   $    139,100,000  $   59,686,419
        senior lien, 5.00%, 1/01/33 ............................................................         11,930,000      11,930,477
    Saugus USD Special Tax, 6.00%, 9/01/33 .....................................................          3,150,000       3,353,238
    Seal Beach CFD No. 05 01 Special Tax, Pacific Gateway Business Center, 5.30%,
      9/01/36 ..................................................................................          2,000,000       2,061,020
    Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
      9/02/33 ..................................................................................          6,000,000       6,296,520
    Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.375%,
      9/01/32 ..................................................................................          4,100,000       4,767,972
    Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%,
      9/01/34 ..................................................................................          6,520,000       6,877,100
    West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 ......................          3,000,000       3,372,810
                                                                                                                     --------------
                                                                                                                      1,175,520,074
                                                                                                                     --------------
    COLORADO 3.8%
    Colorado Health Facilities Authority Revenue,
        Adventist Health-Sunbelt, Refunding, Series D, 5.25%, 11/15/35 .........................         20,000,000      21,423,400
        Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.45%,
          7/01/08 ..............................................................................            520,000         520,525
        Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.75%,
          7/01/20 ..............................................................................          3,000,000       3,103,320
        Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.875%,
          7/01/28 ..............................................................................          2,990,000       3,094,411
    Denver City and County Airport Revenue,
        Refunding, Series B, 5.50%, 11/15/33 ...................................................         20,000,000      21,464,400
        Series D, 7.75%, 11/15/13 ..............................................................            500,000         564,285
    Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
      Series A, 6.875%, 10/01/32 ...............................................................         11,760,000      12,231,341
    Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured,
      5.00%, 12/01/35 ..........................................................................         15,000,000      16,026,450
    Denver Health and Hospital Authority Healthcare Revenue, Refunding, Series A, 6.25%,
      12/01/33 .................................................................................          4,000,000       4,476,760
    E-470 Public Highway Authority Revenue, Capital Appreciation,
        Refunding, Series B, MBIA Insured, zero cpn., 9/01/37 ..................................         15,720,000       3,615,600
        Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 ..................................         20,000,000       4,361,800
        Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 ..................................         30,000,000       6,222,600
        Series A, MBIA Insured, zero cpn., 9/01/28 .............................................         15,000,000       5,910,900
        Series B, MBIA Insured, zero cpn., 9/01/29 .............................................         10,000,000       3,298,400
        Series B, MBIA Insured, zero cpn., 9/01/30 .............................................         17,300,000       5,381,857
        Series B, MBIA Insured, zero cpn., 9/01/31 .............................................         10,000,000       2,929,600
    Eagle County Airport Terminal Corp. Revenue, Series A,
        7.00%, 5/01/21 .........................................................................            745,000         817,258
        7.125%, 5/01/31 ........................................................................          1,410,000       1,548,377
    Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
      6.95%, 8/01/19 ...........................................................................         41,200,000      44,229,024
    Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 ...........................          2,795,000       2,971,532


                                        Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    McKay Landing Metropolitan District No. 002 GO,
        Limited Tax, 7.50%, 12/01/19 ...........................................................   $      3,190,000  $    3,446,827
        Refunding, Subordinated, Series A, 7.50%, 12/01/34 .....................................          2,000,000       2,087,760
    Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A,
      AMBAC Insured, 5.00%, 11/01/36 ...........................................................         40,000,000      43,243,600
    Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation, 7.20%,
      12/01/19 .................................................................................            450,000         481,581
    Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation, 7.35%,
      12/01/19 .................................................................................          3,190,000       3,417,288
    Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
      12/01/28 .................................................................................          7,640,000       8,235,996
    University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/31 ...............          9,000,000       9,503,640
a,c Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ........          3,000,000       3,146,340
                                                                                                                     --------------
                                                                                                                        237,754,872
                                                                                                                     --------------
    CONNECTICUT 1.7%
    Connecticut State Development Authority PCR,
        Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 .......................         53,825,000      56,752,003
        Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ................         12,500,000      13,179,750
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project, 6.15%, 4/01/35 ..................................................................          3,000,000       3,079,140
    Connecticut State Health and Educational Facilities Authority Revenue,
        Sacred Heart University, Series C, 6.50%, 7/01/16 ......................................            420,000         428,996
        St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ...............................          5,650,000       5,510,615
        Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ..........................          1,000,000       1,015,950
    Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1, 6.30%,
      11/15/17 .................................................................................         16,060,000      16,509,198
    Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
      Series A, MBIA Insured, 5.00%, 8/15/35 ...................................................          6,735,000       7,247,601
                                                                                                                     --------------
                                                                                                                        103,723,253
                                                                                                                     --------------
    FLORIDA 7.4%
    Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
        6.00%, 5/01/16 .........................................................................         24,400,000      26,054,808
        6.20%, 5/01/22 .........................................................................         23,590,000      26,148,335
    Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 ...........................          3,175,000       3,417,824
    Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 ...................          1,400,000       1,493,590
    Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, Pre-Refunded,
      7.00%, 5/01/31 ...........................................................................         11,935,000      12,717,936
    Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 .................          2,390,000       2,569,226
    Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ....................          2,565,000       2,636,640
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
      8/15/32 ..................................................................................         10,550,000      11,453,185
    East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 ..............................          1,425,000       1,473,664
    Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ........................................          3,690,000       3,814,943
    Fleming Plantation CDD Special Assessment, Series B, 7.375%, 5/01/31 .......................          9,900,000      10,630,620
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      6.00%, 6/01/23 ...........................................................................          5,000,000       6,310,300


58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
      Phase One, 8.00%, 5/01/20 ................................................................   $      3,675,000  $    3,698,704
    Groves CDD Special Assessment Revenue,
        Series A, 7.75%, 5/01/32 ...............................................................          1,750,000       1,785,140
        Series B, 7.625%, 5/01/08 ..............................................................            900,000         907,794
    Halifax Hospital Medical Center Hospital Revenue,
        Refunding and Improvement, Series A, 5.375%, 6/01/46 ...................................         18,000,000      19,162,440
        Series A, Pre-Refunded, 7.25%, 10/01/24 ................................................          4,700,000       5,387,328
        Series A, Pre-Refunded, 7.25%, 10/01/29 ................................................          1,400,000       1,604,736
    Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 ...................          1,500,000       1,522,095
    Hillsborough County IDAR, Refunding, Series B, 5.25%,
        10/01/28 ...............................................................................          1,500,000       1,601,670
        10/01/34 ...............................................................................          7,250,000       7,714,725
    Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
      5/01/11 ..................................................................................         11,010,000      11,736,220
    Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 ...............          3,000,000       3,051,930
    Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
        ETM, 6.875%, 8/01/10 ...................................................................            590,000         625,199
        Pre-Refunded, 7.00%, 8/01/20 ...........................................................          2,445,000       2,711,798
        Pre-Refunded, 7.25%, 8/01/31 ...........................................................          5,725,000       6,392,020
    Indigo CDD Capital Improvement Revenue, Refunding,
        Series A, 7.00%, 5/01/31 ...............................................................            925,000         943,602
        Series C, 7.00%, 5/01/30 ...............................................................          4,840,000       4,937,332
    Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ...................................          1,880,000       2,016,469
    Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ..........................................          1,620,000       1,763,921
    Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
      Series A, 6.75%, 1/01/19 .................................................................         14,360,000      14,997,440
    Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 .......................            440,000         448,004
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
      CIFG Insured, 5.00%, 10/01/30 ............................................................         11,505,000      12,290,791
    Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ..................          8,315,000       8,962,905
    Mediterra South CDD Capital Improvement Revenue,
        6.85%, 5/01/31 .........................................................................          2,565,000       2,741,677
        Series B, 6.95%, 5/01/31 ...............................................................          7,295,000       7,599,129
    Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 ..............................          1,550,000       1,608,652
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
      MBIA Insured, 5.00%, 6/01/32 .............................................................         14,000,000      14,926,660
    Midtown Miami Community Development Special Assessment Revenue,
        Series A, 6.25%, 5/01/37 ...............................................................          7,500,000       8,227,425
        Series B, 6.50%, 5/01/37 ...............................................................          4,000,000       4,483,920
    Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 .....................            475,000         480,083
    North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
      5/01/19 ..................................................................................            770,000         786,024
    Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit Development
      No. 43, 6.10%, 8/01/21 ...................................................................          2,585,000       2,724,332
    Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 .........................          1,155,000       1,171,089
    Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32 ..........          3,230,000       3,569,053


                                        Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Orange County Health Facilities Authority Revenue, Hospital,
        Adventist Health System Inc., 5.625%, 11/15/32 .........................................   $     10,000,000  $   10,969,900
        Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 .............................         15,000,000      16,740,600
    Orange County Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.00%,
      10/01/29 .................................................................................         13,925,000      14,993,744
    Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 ......................          1,300,000       1,330,875
    Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ...................          2,850,000       3,041,435
    Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 .................          1,367,430       1,458,487
    Pelican Marsh CDD Special Assessment Revenue,
        Series A, 7.10%, 5/01/20 ...............................................................          3,310,000       3,558,051
        Series A, 7.20%, 5/01/31 ...............................................................          6,275,000       6,728,745
        Series B, 6.90%, 5/01/11 ...............................................................          1,980,000       2,028,134
        Series C, 7.00%, 5/01/19 ...............................................................         10,325,000      10,596,238
        Series D, 6.95%, 5/01/19 ...............................................................          3,575,000       3,667,485
    Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 ..........................            660,000         677,338
    Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ................................         10,140,000      10,907,902
    Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 ....................................          3,000,000       3,100,860
    Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 .............          1,795,000       1,824,438
    Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 .............................          3,570,000       3,680,813
    Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
      12/01/22 .................................................................................          3,865,000       4,049,554
    River Place St. Lucie CDD Special Assessment Revenue,
        Series A, 7.625%, 5/01/21 ..............................................................          1,135,000       1,209,921
        Series A, 7.625%, 5/01/30 ..............................................................          1,590,000       1,697,182
        Series B, 7.25%, 5/01/10 ...............................................................            970,000         986,063
    Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 .........................            635,000         674,053
    Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
      5/01/31 ..................................................................................          2,770,000       3,041,238
    Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ......................................          8,170,000       8,333,318
    South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ..........................          2,735,000       2,922,621
    St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
      5/01/18 ..................................................................................          1,985,000       2,045,602
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
      Water Management Benefit, Refunding, Series B,
        6.00%, 5/01/09 .........................................................................            520,000         523,453
        6.25%, 5/01/25 .........................................................................          5,080,000       5,316,880
    Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ...................................          2,165,000       2,289,163
    Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ..................          2,990,000       3,170,357
    Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .......................          1,330,000       1,417,195
    University of Central Florida Assn. Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/35 ......          9,190,000       9,789,556
    Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 .........................          8,495,000       9,178,253
    Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 ...................          2,000,000       2,054,360
    Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .......................................          8,560,000       9,281,865
    Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ...............................          6,475,000       7,031,202
    Village Center CDD Recreational Revenue,
        Sub Series B, 6.30%, 1/01/07 ...........................................................            630,000         631,229
        Sub Series B, 6.25%, 1/01/13 ...........................................................          6,110,000       6,380,917


60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Village Center CDD Recreational Revenue, (continued)
        Sub Series B, 8.25%, 1/01/17 ...........................................................   $      1,940,000  $    1,983,631
        Sub Series C, 7.375%, 1/01/19 ..........................................................          2,205,000       2,310,443
    Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 .......................          2,680,000       2,846,964
    Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 .......................          2,870,000       3,093,143
    Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ........................          1,170,000       1,256,568
    Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ................................          2,000,000       2,039,980
    Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 .............................          1,400,000       1,501,402
    Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 .....................          2,000,000       2,094,960
                                                                                                                     --------------
                                                                                                                        465,757,496
                                                                                                                     --------------
    GEORGIA 2.3%
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
        Refunding, Series C, FSA Insured, 5.00%, 1/01/33 .......................................         36,000,000      38,161,800
        Series J, FSA Insured, 5.00%, 1/01/29 ..................................................         16,445,000      17,522,805
    Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ............................          1,235,000       1,276,817
    Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 .........................         33,890,000      36,166,391
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
      12/01/28 .................................................................................          1,470,000       1,485,994
    Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland
      Inc., Refunding, 5.70%, 12/01/15 .........................................................          1,575,000       1,672,036
    Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health
      Care System Project, ETM,
        6.25%, 10/01/18 ........................................................................          6,000,000       6,902,520
        6.375%, 10/01/28 .......................................................................          8,000,000       9,991,840
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
      MBIA Insured, 5.00%, 7/01/34 .............................................................         26,145,000      27,942,992
    McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
      Products, 6.95%, 12/01/23 ................................................................          5,120,000       5,719,552
                                                                                                                     --------------
                                                                                                                        146,842,747
                                                                                                                     --------------
    HAWAII 1.1%
    Honolulu City and County GO, Series A, MBIA Insured, 5.00%,
        7/01/26 ................................................................................         12,020,000      12,947,944
        7/01/27 ................................................................................         12,640,000      13,596,848
    Honolulu City and County Wastewater System Revenue,
        First Bond Resolution, Senior Series A, MBIA Insured, 5.00%, 7/01/31 ...................         20,000,000      21,593,600
        Senior Series A, FGIC Insured, 5.00%, 7/01/30 ..........................................         20,425,000      21,925,012
                                                                                                                     --------------
                                                                                                                         70,063,404
                                                                                                                     --------------
    IDAHO 0.3%
    Nez Perce County PCR,
        Potlatch 84, 7.00%, 12/01/14 ...........................................................          2,500,000       2,805,650
        Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 .....................................         17,500,000      17,894,625
                                                                                                                     --------------
                                                                                                                         20,700,275
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS 2.7%
    Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
      3/01/33 ..................................................................................   $      3,350,000  $    3,576,058
    Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
      3/01/33 ..................................................................................          5,544,000       5,918,109
    Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
        6.25%, 3/01/32 .........................................................................          3,655,000       3,764,175
        6.75%, 3/01/32 .........................................................................          5,415,000       5,790,151
    Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
        6.625%, 3/01/31 ........................................................................          4,361,000       4,581,449
        7.00%, 3/01/31 .........................................................................          4,807,000       5,123,926
    Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, 7.05%,
      3/01/31 ..................................................................................          5,853,000       6,275,001
    Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 ....         11,000,000      11,008,580
    Cary Special Tax,
        Refunding, Radian Insured, 5.00%, 3/01/30 ..............................................          3,160,000       3,322,045
        Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
         3/01/30 ...............................................................................          2,869,000       3,268,996
        Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30 ........          5,319,000       5,976,162
    Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
      3/01/27 ..................................................................................          6,000,000       7,094,340
    Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%,
      3/01/36 ..................................................................................          7,785,000       8,009,208
    Illinois Finance Authority Revenue,
        Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 ...................................          5,000,000       5,306,900
        Northwestern University, 5.00%, 12/01/42 ...............................................         10,500,000      11,188,275
    Illinois Health Facilities Authority Revenue,
        Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ..................          3,370,000       3,451,318
        Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 .........................          8,595,000       8,771,541
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center, ETM, 7.00%, 7/01/26 ...................................................          7,500,000      10,142,400
    Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 .............          3,000,000       3,242,910
    Montgomery Special Assessment, Improvement, Lakewood Creek Project, 7.75%,
      3/01/30 ..................................................................................          4,767,000       5,235,215
    Otter Creek Water Reclamation District Kane Country Revenue, Separate Waterworks and
      Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39 ...................................          5,000,000       5,342,550
    Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
      3/01/34 ..................................................................................          8,000,000       8,418,000
    Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 .............          2,425,000       2,513,585
    Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
        6.00%, 3/01/33 .........................................................................          4,500,000       4,557,105
        6.625%, 3/01/33 ........................................................................          5,280,000       5,690,995
    Wonder Lake Special Services Area No. 2 Special Tax, Neumann Homes Project, 6.125%,
      3/01/35 ..................................................................................          9,500,000       9,764,385
    Yorkville United City Special Services Area Special Tax,
        No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ........................          4,400,000       4,649,392
        No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ...........................          3,837,000       4,147,682
        No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 .....................................          4,980,000       5,169,240
                                                                                                                     --------------
                                                                                                                        171,299,693
                                                                                                                     --------------


62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    INDIANA 1.7%
    Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
      8/01/36 ..................................................................................   $      5,000,000  $    5,270,700
    Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
        8/15/19 ................................................................................          3,000,000       3,082,170
        8/15/28 ................................................................................          5,000,000       5,105,750
    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
      Indiana, Refunding, 5.25%, 11/15/35 ......................................................         12,000,000      12,593,280
    Indiana Health Facility Financing Authority Hospital Revenue,
        6.25%, 3/01/25 .........................................................................          3,200,000       3,534,304
        6.00%, 3/01/34 .........................................................................         12,000,000      12,993,360
        Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 ......................         48,500,000      52,206,370
        Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ....................          1,500,000       1,549,260
    Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
      Refunding, 5.60%, 12/01/32 ...............................................................          8,200,000       8,575,478
                                                                                                                     --------------
                                                                                                                        104,910,672
                                                                                                                     --------------
    KANSAS 0.2%
  d Overland Park Transportation Development District Special Assessment, Grass Creek Project,
        4.85%, 9/01/16 .........................................................................            735,000         735,000
        5.125%, 9/01/28 ........................................................................          1,565,000       1,571,667
    Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
      FSA Insured, 5.00%, 9/01/32 ..............................................................         10,000,000      10,666,200
                                                                                                                     --------------
                                                                                                                         12,972,867
                                                                                                                     --------------
    KENTUCKY 1.6%
  b Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc.
      Project,
        Series A, 7.50%, 2/01/12 ...............................................................          7,050,000       5,232,651
        Series A, 7.50%, 2/01/20 ...............................................................         35,275,000      25,481,954
        Series A, 7.125%, 2/01/21 ..............................................................         28,830,000      20,830,540
        Series A, 6.125%, 2/01/22 ..............................................................         12,940,000       9,254,041
        Series B, 7.25%, 2/01/22 ...............................................................          5,315,000       3,840,247
    Kentucky Economic Development Finance Authority Health System Revenue,
      Norton Healthcare Inc.,
        Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 .....................................         10,650,000      12,295,745
        Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 .....................................          3,995,000       4,605,995
        Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 ..................................          5,325,000       6,186,425
        Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 ..................................          6,005,000       6,994,444
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 .............          6,835,000       6,913,329
                                                                                                                     --------------
                                                                                                                        101,635,371
                                                                                                                     --------------
    LOUISIANA 1.6%
    Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 ..........         13,990,000      15,482,873
    Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge General,
      MBIA Insured, 5.25%, 7/01/33 .............................................................         32,240,000      34,849,506
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
      AMBAC Insured, 5.00%, 6/01/22 ............................................................         10,000,000      10,857,200
    Louisiana State Gas and Fuels Tax Revenue, Series A, FSA Insured, 5.00%, 5/01/36 ...........         15,000,000      16,153,500


                                        Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA (CONTINUED)
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .....   $      4,850,000  $    4,858,778
    West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
      9/01/28 ..................................................................................         20,750,000      20,805,402
                                                                                                                     --------------
                                                                                                                        103,007,259
                                                                                                                     --------------
    MAINE 0.6%
    Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .......................          4,800,000       4,854,480
    Skowhegan PCR, S.D. Warren Co.,
        Series A, 6.65%, 10/15/15 ..............................................................         24,570,000      24,982,530
        Series B, 6.65%, 10/15/15 ..............................................................          4,940,000       5,022,943
                                                                                                                     --------------
                                                                                                                         34,859,953
                                                                                                                     --------------
    MARYLAND 0.8%
    Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
      Improvement, Series B, ETM, 8.50%, 9/01/07 ...............................................            535,000         554,297
    Maryland State CDA Department of Housing and CDR, Housing, Series A, 5.875%,
      7/01/16 ..................................................................................          2,270,000       2,317,466
    Maryland State EDC Revenue,
        Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.50%, 12/01/14 ...................          1,915,000       2,137,274
        Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.625%, 12/01/22 ..................          6,740,000       7,570,975
        Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.75%, 12/01/31 ...................         16,160,000      18,209,088
        senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 4.75%,
          12/01/11 .............................................................................          1,250,000       1,256,612
        senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
          12/01/16 .............................................................................          3,000,000       3,073,470
        senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
          12/01/31 .............................................................................         10,000,000      10,133,400
        senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.00%,
          12/01/16 .............................................................................          1,000,000       1,024,490
        senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.25%,
          12/01/31 .............................................................................          2,000,000       2,065,940
    Maryland State Health and Higher Educational Facilities Authority Revenue, Edenwald,
      Series A, 5.40%, 1/01/37 .................................................................          1,200,000       1,259,388
    Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
      ETM, 8.50%, 9/01/07 ......................................................................          2,000,000       2,038,640
                                                                                                                     --------------
                                                                                                                         51,641,040
                                                                                                                     --------------
    MASSACHUSETTS 1.2%
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
      Series A, 7.00%, 3/01/21 .................................................................          2,000,000       2,496,200
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
      Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .........          3,000,000       3,227,910
    Massachusetts State Development Finance Agency Revenue,
        Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ...........................          1,030,000       1,059,551
        Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ..........................          1,620,000       1,668,325
        Curry College, Series A, ACA Insured, 5.00%, 3/01/36 ...................................          2,000,000       2,088,620
        Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 .........          1,850,000       1,910,273
        Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ..........          3,500,000       3,617,775


64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Health and Educational Facilities Authority Revenue,
        St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23 ......................   $      6,235,000  $    6,271,599
        Sterling and Francine Clark Art Institute, Series A, 5.00%, 7/01/36 ....................          8,000,000       8,597,840
a,b Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue,
      Massachusetts Paper Co. Project, senior lien, 8.50%, 11/01/12 ............................         39,820,661          99,552
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      FSA Insured, 5.00%, 8/15/30 ..............................................................         30,950,000      33,225,753
    Massachusetts State Water Resources Authority Revenue, General, Refunding, Series A,
      AMBAC Insured, 5.00%, 8/01/31 ............................................................          8,000,000       8,668,480
                                                                                                                     --------------
                                                                                                                         72,931,878
                                                                                                                     --------------
    MICHIGAN 3.7%
    Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
      Pre-Refunded, 6.25%, 4/15/27 .............................................................         10,500,000      11,883,375
    Detroit Sewer Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
      7/01/35 ..................................................................................         26,750,000      28,554,287
    Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
      5.00%, 7/01/33 ...........................................................................         11,000,000      11,822,030
    Garden City Hospital Financing Authority Hospital Revenue, Refunding,
        5.625%, 9/01/10 ........................................................................          2,710,000       2,749,268
        5.75%, 9/01/17 .........................................................................          1,000,000       1,004,230
    Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
      Refunding, 6.50%,
        1/01/31 ................................................................................          1,000,000       1,058,820
        1/01/37 ................................................................................          1,000,000       1,056,430
    Michigan State Building Authority Revenue,
        Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ................         13,495,000      14,492,955
        Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 ................         16,585,000      17,632,177
        Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ....................................          9,500,000      10,299,615
    Michigan State Hospital Finance Authority Revenue,
        Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ........         18,000,000      19,452,060
        Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ...........          7,500,000       7,513,425
        Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ...........         30,205,000      30,309,207
        Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ...........            500,000         493,510
        Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ......................            500,000         480,090
        Marquette, 5.00%, 5/15/34 ..............................................................          6,000,000       6,195,900
        Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .................................          1,000,000       1,051,050
        Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ....................          7,310,000       7,412,925
        Sinai Hospital, Refunding, 6.625%, 1/01/16 .............................................          2,990,000       3,022,172
        Sinai Hospital, Refunding, 6.70%, 1/01/26 ..............................................          7,250,000       7,325,473
    Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
      Control Project, Refunding, Series C, 5.45%, 9/01/29 .....................................         11,000,000      11,725,670
    Midland County EDR, Refunding, Series A, 6.875%, 7/23/09 ...................................         35,000,000      35,857,500
    Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
      Series A, ETM, 5.60%, 2/15/13 ............................................................          1,420,000       1,491,909
                                                                                                                     --------------
                                                                                                                        232,884,078
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA 1.6%
    Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ........   $      9,000,000  $   10,140,840
    Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
      12/01/40 .................................................................................          5,000,000       5,101,900
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
      Sub Series C, FGIC Insured, 5.00%, 1/01/31 ...............................................         21,185,000      22,558,424
    Minneapolis Health Care Facility Revenue,
        Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 .................................          5,075,000       5,233,188
        Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ......................         18,380,000      20,423,672
        Jones-Harrison Residence Project, 5.70%, 10/01/35 ......................................          1,000,000       1,016,160
    Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
      11/15/30 .................................................................................          8,200,000       8,811,310
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
        Refunding, Series A, 6.375%, 11/15/29 ..................................................            175,000         194,840
        Series A, Pre-Refunded, 6.375%, 11/15/29 ...............................................          6,325,000       7,029,731
    Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
      2/01/18 ..................................................................................            320,000         320,438
    Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 ...................          5,000,000       5,280,750
 a  Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 .................          3,170,000       3,348,344
    St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 .............         10,000,000      11,040,000
    St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
      9/01/07 ..................................................................................            205,000         196,132
                                                                                                                     --------------
                                                                                                                        100,695,729
                                                                                                                     --------------
    MISSISSIPPI 0.5%
    Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .............         33,295,000      33,360,258
                                                                                                                     --------------
    MISSOURI 0.3%
    Lake of the Ozarks Community Board Corp. Bridge System Revenue,
        Pre-Refunded, 6.25%, 12/01/16 ..........................................................          1,000,000       1,018,590
        Pre-Refunded, 6.40%, 12/01/25 ..........................................................          3,000,000       3,060,000
        Refunding, 5.25%, 12/01/20 .............................................................          8,350,000       8,427,571
    West Plains IDA Hospital Revenue, Ozarks Medical Center,
        6.30%, 11/15/11 ........................................................................            695,000         727,005
        6.75%, 11/15/24 ........................................................................          1,870,000       1,943,959
        Refunding, 5.50%, 11/15/12 .............................................................            500,000         506,545
                                                                                                                     --------------
                                                                                                                         15,683,670
                                                                                                                     --------------
    MONTANA 0.2%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
      3/01/31 ..................................................................................         10,220,000      10,905,251
                                                                                                                     --------------
    NEBRASKA 0.0% e
    Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical Center,
      6.375%, 12/15/08 .........................................................................            920,000         922,052
                                                                                                                     --------------
    NEVADA 2.3%
    Clark County ID Special Assessment,
        Local ID No. 132, Summerlin South, 6.875%, 2/01/21 .....................................          3,850,000       3,983,903
        Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 ......................................          4,200,000       4,342,968
        Local ID No. 151, Summerlin, 5.00%, 8/01/20 ............................................            765,000         785,043
        Local ID No. 151, Summerlin, 5.00%, 8/01/25 ............................................          2,405,000       2,507,862


66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEVADA (CONTINUED)
    Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ...........   $      5,125,000  $    5,141,246
    Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
      Project, second tier, 7.375%, 1/01/40 ....................................................         30,000,000      30,792,000
    Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
      7/01/24 ..................................................................................          7,000,000       7,650,510
    Henderson Local ID Special Assessment,
        No. T-2, 9.50%, 8/01/11 ................................................................            510,000         512,632
        No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ...........................          3,080,000       3,186,845
        No. T-12, Series A, 7.375%, 8/01/18 ....................................................         38,220,000      40,914,128
        No. T-16, 4.90%, 3/01/16 ...............................................................          1,390,000       1,426,265
        No. T-16, 5.00%, 3/01/18 ...............................................................          1,000,000       1,030,110
        No. T-16, 5.00%, 3/01/19 ...............................................................          1,000,000       1,027,550
        No. T-16, 5.10%, 3/01/22 ...............................................................          1,500,000       1,545,615
        No. T-16, 5.125%, 3/01/25 ..............................................................          1,580,000       1,627,937
        No. T-17, 5.00%, 9/01/15 ...............................................................            720,000         742,572
        No. T-17, 5.00%, 9/01/16 ...............................................................            740,000         762,644
        No. T-17, 5.00%, 9/01/25 ...............................................................          1,400,000       1,437,226
    Las Vegas Local Improvement Bonds Special Assessment,
        Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ............................          2,605,000       2,628,653
        Special ID No. 607, 6.25%, 6/01/24 .....................................................          5,000,000       5,164,350
        Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 .....................................          8,275,000       8,606,000
    Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ..................          3,100,000       3,134,410
    Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured,
      Pre-Refunded, 6.40%, 7/01/29 .............................................................         15,415,000      16,701,228
                                                                                                                     --------------
                                                                                                                        145,651,697
                                                                                                                     --------------
    NEW HAMPSHIRE 0.3%
    New Hampshire Higher Education and Health Facilities Authority Revenue,
        Hillcrest Terrace, 7.50%, 7/01/24 ......................................................         16,050,000      16,566,328
        Littleton Hospital Assn., Series B, 5.90%, 5/01/28 .....................................          2,000,000       2,065,720
        New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ..................            980,000         987,693
                                                                                                                     --------------
                                                                                                                         19,619,741
                                                                                                                     --------------
    NEW JERSEY 5.2%
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
        Series 1, 6.00%, 1/01/19 ...............................................................          2,180,000       2,206,640
        Series 1, 6.00%, 1/01/29 ...............................................................          5,000,000       5,052,700
        Series 2, 6.125%, 1/01/19 ..............................................................          2,125,000       2,158,362
        Series 2, 6.125%, 1/01/29 ..............................................................          5,105,000       5,176,572
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
      Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................................          9,965,000      10,705,300
    New Jersey EDA Revenue,
        Cigarette Tax, 5.50%, 6/15/24 ..........................................................         23,000,000      24,298,350
        Cigarette Tax, 5.50%, 6/15/31 ..........................................................          6,500,000       6,923,865
        Cigarette Tax, 5.75%, 6/15/34 ..........................................................         10,000,000      10,803,800
        first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ...............................          1,500,000       1,523,415
        first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ................................          7,635,000       8,105,392
        School Facilities Construction, Series S, 5.00%, 9/01/36 ...............................         10,000,000      10,766,000


                                        Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
        6.625%, 9/15/12 ........................................................................   $     25,525,000  $   27,661,442
        6.25%, 9/15/19 .........................................................................         42,000,000      43,586,340
        6.40%, 9/15/23 .........................................................................         79,890,000      83,214,223
    New Jersey Health Care Facilities Financing Authority Revenue,
        South Jersey Hospital, 5.00%, 7/01/46 ..................................................          6,000,000       6,273,780
        South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ...................................          7,500,000       8,342,325
        South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ....................................         18,000,000      20,134,080
        Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 ..........................          5,000,000       5,535,800
    New Jersey State Turnpike Authority Turnpike Revenue,
        Refunding, Series A, FSA Insured, 5.00%, 1/01/25 .......................................         13,700,000      14,744,488
        Series C, FSA Insured, 5.00%, 1/01/35 ..................................................         10,195,000      10,935,769
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding,
        6.00%, 6/01/37 .........................................................................         10,000,000      10,935,600
        6.125%, 6/01/42 ........................................................................          9,050,000       9,951,923
                                                                                                                     --------------
                                                                                                                        329,036,166
                                                                                                                     --------------
    NEW MEXICO 2.3%
    Farmington PCR,
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
          12/01/16 .............................................................................         24,045,000      24,680,990
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
          4/01/22 ..............................................................................         66,125,000      67,964,598
        Public Service Co. Project, Series A, 6.60%, 10/01/29 ..................................          6,000,000       6,541,260
        Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ...................................         37,000,000      38,547,710
    New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
      Series A, Radian Insured,
        5.25%, 7/01/30 .........................................................................          4,360,000       4,657,439
        5.00%, 7/01/35 .........................................................................          3,470,000       3,602,172
                                                                                                                     --------------
                                                                                                                        145,994,169
                                                                                                                     --------------
    NEW YORK 9.6%
    Corinth IDA Environmental Improvement Revenue, International Paper Co. Project,
      Refunding, Series A, 5.75%, 2/01/22 ......................................................          2,000,000       2,121,120
    Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 .............         25,000,000      29,881,500
    MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
        7/15/21 ................................................................................            428,010         236,886
        1/15/22 ................................................................................            649,658         351,309
    MTA Revenue,
        Series A, MBIA Insured, 4.75%, 11/15/28 ................................................         15,000,000      15,861,750
        Series B, AMBAC Insured, 5.00%, 11/15/30 ...............................................         10,000,000      10,784,500
        Transportation, Series F, 5.00%, 11/15/30 ..............................................          7,000,000       7,472,990
    MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%, 7/01/27 ......         22,700,000      23,338,551
    New York City GO,
        Fiscal 2003, Series I, 5.00%, 3/01/24 ..................................................          5,000,000       5,264,900
        Fiscal 2003, Series I, 5.00%, 3/01/25 ..................................................          9,000,000       9,466,650
        Refunding, Series G, 5.00%, 8/01/21 ....................................................         10,000,000      10,783,700
        Refunding, Series H, 6.25%, 8/01/15 ....................................................          1,535,000       1,575,724


68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City GO, (continued)
        Refunding, Series H, 6.125%, 8/01/25 ...................................................   $        380,000  $      389,777
        Refunding, Series J, 6.00%, 8/01/21 ....................................................              5,000           5,125
        Series B, 7.00%, 2/01/18 ...............................................................            115,000         115,140
        Series D, 7.625%, 2/01/14 ..............................................................              5,000           5,007
        Series F, 7.50%, 2/01/21 ...............................................................             85,000          85,122
        Series G, 7.50%, 2/01/22 ...............................................................             10,000          10,014
        Series G, Pre-Refunded, 6.125%, 10/15/11 ...............................................         20,480,000      21,133,312
        Series G, Pre-Refunded, 6.20%, 10/15/14 ................................................         10,000,000      10,325,300
        Series H, Pre-Refunded, 6.25%, 8/01/15 .................................................         23,465,000      24,110,757
        Series H, Pre-Refunded, 6.125%, 8/01/25 ................................................          5,220,000       5,359,478
        Series I, 6.25%, 4/15/17 ...............................................................             35,000          35,669
        Series I, Pre-Refunded, 6.25%, 4/15/17 .................................................         25,335,000      25,837,393
        Series I, Pre-Refunded, 6.25%, 4/15/27 .................................................         22,920,000      23,374,504
        Series J, Pre-Refunded, 6.00%, 8/01/21 .................................................          9,995,000      10,253,971
    New York City IDA, Civic Facility Revenue,
        Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ..............................          6,515,000       6,675,269
        Series C, 6.80%, 6/01/28 ...............................................................          5,000,000       5,411,750
        Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ....................          1,490,000       1,581,993
    New York City IDA Revenue, Liberty, Seven World Trade Center, Series A, 6.50%, 3/01/35 .....         50,000,000      53,538,500
    New York City IDA Special Facility Revenue,
        American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 ..............         15,000,000      17,517,600
        American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 .............         20,000,000      24,173,000
        American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 ..............         15,000,000      18,066,450
        American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12 ....         74,000,000      84,265,280
        British Airways PLC Project, 7.625%, 12/01/32 ..........................................         15,000,000      16,994,700
    New York City IDAR,
        Liberty, Seven World Trade Center, Series A, 6.25%, 3/01/15 ............................         10,000,000      10,675,000
        Queens Baseball Staduim-Pilot, AMBAC Insured, 5.00%, 1/01/31 ...........................          9,500,000      10,313,770
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
        Series C, 5.00%, 6/15/30 ...............................................................         15,000,000      16,074,600
        Series E, 5.00%, 6/15/34 ...............................................................         10,000,000      10,551,800
    New York State Dormitory Authority Revenues,
        Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .........................          8,940,000       9,160,907
        Supported Debt, Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ............            115,000         117,786
        Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .........          2,185,000       2,238,991
    New York State HFA Service Contract Obligation Revenue, Series A, 6.00%, 3/15/26 ...........            220,000         224,723
    New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
      Pre-Refunded, 5.70%, 1/01/27 .............................................................          4,750,000       4,852,268
    Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 .......          1,000,000       1,033,540
    Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
      Refunding,
        6.80%, 11/01/14 ........................................................................          4,600,000       4,824,434
        7.00%, 11/01/30 ........................................................................          7,000,000       7,331,450
    Port Authority of New York and New Jersey Revenue, Consolidated, 140th, XLCA Insured,
      5.00%, 12/01/27 ..........................................................................         17,020,000      18,497,336


                                        Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines
      Inc., Eastern Project, La Guardia,
        9.00%, 12/01/10 ........................................................................   $     10,000,000  $   10,218,500
        9.125%, 12/01/15 .......................................................................         27,650,000      28,259,683
    Utica IDA Civic Facility Revenue, Utica College Civic Facility,
        6.75%, 12/01/21 ........................................................................          1,250,000       1,394,450
        6.85%, 12/01/31 ........................................................................          2,000,000       2,231,400
                                                                                                                     --------------
                                                                                                                        604,405,329
                                                                                                                     --------------
    NORTH CAROLINA 1.9%
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ..........................         15,310,000      16,363,175
    North Carolina Eastern Municipal Power Agency Power System Revenue,
        Refunding, Series A, 5.75%, 1/01/26 ....................................................         37,500,000      39,675,000
        Refunding, Series B, 5.75%, 1/01/24 ....................................................         35,750,000      37,845,665
        Series D, 6.70%, 1/01/19 ...............................................................          2,000,000       2,187,480
        Series D, 6.75%, 1/01/26 ...............................................................          5,000,000       5,483,550
    North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
        3/01/16 ................................................................................          1,040,000       1,096,035
        9/01/17 ................................................................................            730,000         739,059
    North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
      Maryfield, Series A,
        5.75%, 10/01/23 ........................................................................          3,625,000       3,779,969
        6.00%, 10/01/23 ........................................................................          2,500,000       2,650,750
    North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
      United Methodist, Refunding, Series C,
        5.25%, 10/01/24 ........................................................................            920,000         952,771
        5.50%, 10/01/32 ........................................................................          1,600,000       1,673,232
    North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 .................          7,000,000       7,424,410
                                                                                                                     --------------
                                                                                                                        119,871,096
                                                                                                                     --------------
    NORTH DAKOTA 0.1%
    Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
        7/01/25 ................................................................................          2,250,000       2,381,648
        7/01/29 ................................................................................          2,500,000       2,638,275
                                                                                                                     --------------
                                                                                                                          5,019,923
                                                                                                                     --------------
    OHIO 1.6%
    Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
        ETM, 6.40%, 12/01/06 ...................................................................          1,685,000       1,685,000
        Pre-Refunded, 6.50%, 12/01/07 ..........................................................            670,000         683,400
        Pre-Refunded, 6.90%, 12/01/16 ..........................................................          2,500,000       2,550,000
    Centerville City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/30 ......          9,260,000       9,976,168
    Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ................................         11,500,000      12,467,150
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
      Refunding,
        Series C, 6.05%, 10/01/09 ..............................................................         14,250,000      15,189,930
        Series E, 6.05%, 10/01/09 ..............................................................          5,250,000       5,596,290
        Series F, 6.05%, 10/01/09 ..............................................................          1,000,000       1,065,960


70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Franklin County Health Care Facilities Revenue,
        Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 .............................   $      1,000,000  $    1,154,930
        Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ............................          3,100,000       3,177,717
        Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ............................            950,000         973,085
        Presbyterian Retirement Services, Series A, Pre-Refunded, 6.625%, 7/01/13 ..............          1,000,000       1,033,550
    Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
      5/01/35 ..................................................................................         10,000,000      10,641,400
  d Hamilton County Sales Tax Revenue, Refunding, Sub Series A, AMBAC Insured, 5.00%,
      12/01/32 .................................................................................         10,000,000      10,842,500
    Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Series A,
      Pre-Refunded,
        6.625%, 7/01/14 ........................................................................          1,000,000       1,034,140
        6.75%, 7/01/20 .........................................................................          2,000,000       2,074,720
    Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
      Medical Center, 5.25%, 5/15/26 ...........................................................          2,750,000       2,959,798
    Montgomery County Health System Revenue,
        Series B-1, 8.10%, 7/01/18 .............................................................            245,000         250,549
        Series B-2, 8.10%, 7/01/18 .............................................................            295,000         301,682
        St. Leonard, Series B, 8.10%, 7/01/18 ..................................................            400,000         409,060
    Ohio State Air Quality Development Authority Revenue, PCR, Cleveland Electric, Refunding,
      Series B, 6.00%, 8/01/20 .................................................................          6,250,000       6,459,750
    Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 .............................          5,000,000       5,401,700
    Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
      6.25%, 11/01/13 ..........................................................................          3,900,000       4,043,637
    Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, Pre-Refunded,
      6.875%, 7/01/16 ..........................................................................          1,500,000       1,554,075
                                                                                                                     --------------
                                                                                                                        101,526,191
                                                                                                                     --------------
    OKLAHOMA 0.2%
    Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
      Series B, 6.60%, 7/01/31 .................................................................          5,000,000       5,535,100
    Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31 ...............          5,325,000       5,740,244
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
      6.00%, 8/15/14 ...........................................................................          4,000,000       4,096,840
                                                                                                                     --------------
                                                                                                                         15,372,184
                                                                                                                     --------------
    OREGON 0.4%
    Oregon State Department of Administrative Services COP, Series A,
        AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ............................................          9,400,000      10,212,536
        FSA Insured, 5.00%, 5/01/30 ............................................................          8,195,000       8,805,118
    Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Linfield College Project, Series A,
        6.75%, 10/01/25 ........................................................................              5,000           5,505
        Pre-Refunded, 6.75%, 10/01/25 ..........................................................          5,215,000       5,839,913
                                                                                                                     --------------
                                                                                                                         24,863,072
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA 4.2%
    Allegheny County Hospital Development Authority Revenue, Health System,
        Refunding, Series A, MBIA Insured, 6.50%, 11/15/30 .....................................   $     10,000,000  $   11,191,700
        Series B, 9.25%, 11/15/15 ..............................................................         23,110,000      27,619,916
        Series B, 9.25%, 11/15/22 ..............................................................         24,000,000      28,683,600
    Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
      7/15/20 ..................................................................................          5,500,000       5,626,005
    Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
      5.00%, 12/01/30 ..........................................................................         12,775,000      13,761,613
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ...............          2,725,000       2,839,423
    Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
      Asbury Health Center Project, Pre-Refunded, 7.40%, 12/01/15 ..............................          5,250,000       5,250,000
    Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
        6.50%, 1/01/08 .........................................................................            425,000         436,479
        6.10%, 7/01/13 .........................................................................         20,500,000      21,343,985
        6.20%, 7/01/19 .........................................................................          9,500,000       9,876,485
    Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31 .......          1,650,000       1,875,027
    Lehigh County IDA, PCR, Pennsylvania Power and Light Electrical Utilities Corp. Project,
      Refunding, Series A, FGIC Insured, 4.70%, 9/01/29 ........................................         16,000,000      16,710,080
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
      Reliant Energy Seward, Series A, 6.75%, 12/01/36 .........................................         65,000,000      70,716,100
    Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
      Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
      11/15/16 .................................................................................         13,000,000      13,280,280
    Philadelphia IDA Health Care Facility Revenue, Pauls Run, Refunding, Series A, 5.85%,
      5/15/13 ..................................................................................          2,200,000       2,254,230
    Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/27 ...........         10,020,000      10,793,544
    Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%,
      12/01/21 .................................................................................          3,000,000       3,264,180
    State Public School Building Authority School Revenue, Philadelphia School District Project,
      FSA Insured, 5.00%, 6/01/33 ..............................................................         13,750,000      14,528,938
    Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
      6.05%, 4/01/14 ...........................................................................          5,025,000       5,063,592
                                                                                                                     --------------
                                                                                                                        265,115,177
                                                                                                                     --------------
    RHODE ISLAND 0.2%
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
      Lifespan Obligation Group,
        MBIA Insured, Pre-Refunded, 5.75%, 5/15/23 .............................................          3,095,000       3,186,550
        Pre-Refunded, 6.50%, 8/15/32 ...........................................................          8,000,000       9,193,280
        Refunding, MBIA Insured, 5.75%, 5/15/23 ................................................            405,000         416,486
                                                                                                                     --------------
                                                                                                                         12,796,316
                                                                                                                     --------------
    SOUTH CAROLINA 0.9%
    Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
      Opportunities Tax Hike, 5.25%, 12/01/29 ..................................................         16,500,000      17,653,845
    Greenville County School District Installment Purchase Revenue, Building Equity Sooner
      Tomorrow, Refunding, 5.00%, 12/01/28 .....................................................         17,500,000      18,603,175


72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    SOUTH CAROLINA (CONTINUED)
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
      Project, 5.00%, 12/01/26 .................................................................   $     15,015,000  $   15,493,678
    Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
      6.375%, 5/15/30 ..........................................................................          3,750,000       4,365,413
                                                                                                                     --------------
                                                                                                                         56,116,111
                                                                                                                     --------------
    TENNESSEE 1.1%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 .....................          5,990,000       6,614,637
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
      Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 ......................................          5,000,000       5,288,050
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
      Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
        7/01/27 ................................................................................         19,365,000       8,005,878
        7/01/28 ................................................................................         19,400,000       7,667,074
        7/01/29 ................................................................................         19,365,000       7,314,741
        7/01/30 ................................................................................         19,370,000       6,991,602
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
        1/01/25 ................................................................................          5,000,000       1,889,150
        1/01/26 ................................................................................          2,610,000         927,464
    Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ...................         20,000,000      23,090,600
                                                                                                                     --------------
                                                                                                                         67,789,196
                                                                                                                     --------------
    TEXAS 2.3%
    Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products,
      6.95%, 5/01/23 ...........................................................................          1,750,000       1,948,223
    Austin Convention Enterprises Inc. Convention Center Revenue,
      d first tier, Refunding, Series A, XLCA Insured, 5.00%, 1/01/34 ..........................         16,000,000      17,000,960
      d first tier, Refunding, Series B, 5.75%, 1/01/34 ........................................          3,500,000       3,663,205
        first tier, Series A, 6.70%, 1/01/32 ...................................................         10,000,000      10,798,300
    Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
      FSA Insured, ETM, 6.00%, 11/15/15 ........................................................          8,750,000       8,934,187
    Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%,
      7/01/32 ..................................................................................          9,000,000       9,958,050
    Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
      5.00%, 9/01/31 ...........................................................................         12,500,000      13,432,625
    Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ................................          2,245,000       2,264,285
    Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 .................          4,750,000       5,494,182
    El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
      Bienvivir Senior Health,
        7.00%, 8/15/12 .........................................................................            765,000         820,868
        7.50%, 8/15/18 .........................................................................          2,300,000       2,507,851
        7.75%, 8/15/31 .........................................................................          3,000,000       3,330,270
    Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
      Pre-Refunded, 6.25%, 8/15/29 .............................................................         10,975,000      11,917,094
    Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding,
      5.60%, 3/01/27 ...........................................................................         11,000,000      11,754,160


                                        Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Sabine River Authority PCR,
        TXU Electric, Refunding, Series C, 5.20%, 5/01/28 ......................................   $     15,000,000  $   15,762,750
        TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ........................          1,000,000       1,083,650
        TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ........................          3,000,000       3,313,170
    Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
      4/01/33 ..................................................................................         10,000,000      10,820,700
    Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
      8/15/32 ..................................................................................         51,000,000      12,539,370
                                                                                                                     --------------
                                                                                                                        147,343,900
                                                                                                                     --------------
    VERMONT 0.3%
    Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
      Series A, AMBAC Insured, 6.00%, 12/01/23 .................................................         15,000,000      16,316,550
                                                                                                                     --------------
    VIRGINIA 1.4%
    Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
      5.00%, 4/01/33 ...........................................................................          5,000,000       5,343,850
    Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
      5.00%, 6/15/30 ...........................................................................         12,255,000      13,197,164
    James City County EDA Residential Care Facility Revenue, first mortgage,
      Williamsburg Landing, Series A,
        5.35%, 9/01/26 .........................................................................            750,000         783,458
        5.50%, 9/01/34 .........................................................................            750,000         785,415
    Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
      6.00%, 4/01/33 ...........................................................................          9,000,000       9,991,710
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed,
        5.50%, 6/01/26 .........................................................................          2,500,000       2,660,250
        5.625%, 6/01/37 ........................................................................          3,000,000       3,190,230
    Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
      Westminster Canterbury Project,
        Refunding, 5.00%, 11/01/22 .............................................................          1,000,000       1,018,670
        Refunding, 5.25%, 11/01/26 .............................................................          1,000,000       1,037,390
        Refunding, 5.375%, 11/01/32 ............................................................          1,000,000       1,039,680
        Series A, Pre-Refunded, 7.125%, 11/01/23 ...............................................          5,000,000       5,588,300
        Series A, Pre-Refunded, 7.25%, 11/01/32 ................................................          9,000,000      10,089,720
    Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 ...........................         31,000,000      31,610,080
                                                                                                                     --------------
                                                                                                                         86,335,917
                                                                                                                     --------------
    WASHINGTON 1.5%
    Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC Insured,
      5.00%, 9/01/35 ...........................................................................          7,685,000       8,211,499
    Energy Northwest Electric Revenue, Columbia Generating Station,
        Refunding, Series A, 5.00%, 7/01/24 ....................................................         15,260,000      16,463,251
        Series C, 5.00%, 7/01/24 ...............................................................          5,000,000       5,394,250
    Port Seattle Revenue, intermediate lien, Refunding, Series A, MBIA Insured, 5.00%,
      3/01/30 ..................................................................................         15,000,000      16,032,300


74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 .............................   $      5,720,000  $    6,175,198
    Washington State GO,
        AMBAC Insured, 5.00%, 1/01/31 ..........................................................         17,020,000      18,290,373
        Motor Vehicle Fuel Tax, Series C, 5.00%, 6/01/29 .......................................          5,180,000       5,538,197
        Motor Vehicle Fuel Tax, Series C, 5.00%, 6/01/30 .......................................          5,370,000       5,741,335
    Washington State Health Care Facilities Authority Revenue,
        Kadlec Medical Center, Series A, Assured Guaranty Insured, 5.00%, 12/01/30 .............          4,000,000       4,252,160
        Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%,
          10/01/36 .............................................................................         10,000,000      10,712,700
                                                                                                                     --------------
                                                                                                                         96,811,263
                                                                                                                     --------------
    WEST VIRGINIA 0.2%
    West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
      FGIC Insured, 5.00%, 10/01/34 ............................................................         10,000,000      10,693,200
                                                                                                                     --------------
    WISCONSIN 1.2%
    Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
      5.00%, 12/01/30 ..........................................................................         16,705,000      17,995,127
    Green Bay Water System Revenue,
        FSA Insured, Pre-Refunded, 5.00%, 11/01/29 .............................................          3,750,000       4,116,413
        Refunding, FSA Insured, 5.00%, 11/01/29 ................................................          1,250,000       1,337,463
    Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
      6.70%, 5/01/24 ...........................................................................          4,100,000       4,400,776
    Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 .................         26,210,000      26,754,906
    Wisconsin State Health and Educational Facilities Authority Revenue,
        Fort Healthcare Inc. Project, 5.75%, 5/01/24 ...........................................          5,000,000       5,353,950
        New Castle Place Project, Series A, 7.00%, 12/01/31 ....................................          2,500,000       2,673,975
        Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .........................................          9,530,000      10,134,678
                                                                                                                     --------------
                                                                                                                         72,767,288
                                                                                                                     --------------
    U.S. TERRITORIES 3.2%
    DISTRICT OF COLUMBIA 1.3%
    District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ............         18,000,000      19,211,220
    District of Columbia GO,
        Refunding, Series A, 6.00%, 6/01/07 ....................................................          1,535,000       1,552,161
        Series A, ETM, 6.00%, 6/01/07 ..........................................................            280,000         283,321
    District of Columbia Hospital Revenue, Medlantic Healthcare Group, Series A, MBIA Insured,
      ETM, 5.875%, 8/15/19 .....................................................................          8,850,000       9,077,445
    District of Columbia Revenue, Methodist Home Issue, 6.00%, 1/01/29 .........................          4,750,000       4,838,825
    District of Columbia Tobacco Settlement Financing Corp. Revenue,
        Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 .................        175,000,000      15,813,000
        Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 .................         66,000,000       5,639,700
        Refunding, Asset-Backed Bonds, 6.50%, 5/15/33 ..........................................         22,000,000      26,299,020
                                                                                                                     --------------
                                                                                                                         82,714,692
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    GUAM 0.2%
    Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
        6.00%, 7/01/25 .........................................................................   $      4,000,000  $    4,415,200
        5.875%, 7/01/35 ........................................................................          8,000,000       8,653,680
                                                                                                                     --------------
                                                                                                                         13,068,880
                                                                                                                     --------------
    NORTHERN MARIANA ISLANDS 0.1%
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
      3/15/28 ..................................................................................          8,010,000       8,948,852
                                                                                                                     --------------
    PUERTO RICO 1.0%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding,
        5.50%, 5/15/39 .........................................................................         11,500,000      12,032,565
        5.625%, 5/15/43 ........................................................................          3,500,000       3,674,370
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ..................         20,000,000      21,001,600
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series J, 5.00%, 7/01/34 .................................................................         11,500,000      12,075,920
    Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125%, 7/01/29 .............         11,500,000      12,240,830
                                                                                                                     --------------
                                                                                                                         61,025,285
                                                                                                                     --------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
        5.75%, 10/01/13 ........................................................................         15,000,000      15,692,700
        5.875%, 10/01/18 .......................................................................          7,000,000       7,338,590
        6.00%, 10/01/22 ........................................................................         14,500,000      15,211,950
                                                                                                                     --------------
                                                                                                                         38,243,240
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                        204,000,949
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $5,679,577,721) ..........................................                      6,115,772,537
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 2.1%
    MUNICIPAL BONDS 2.1%
    CONNECTICUT 0.0% e
  f Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
      Series V-1, Daily VRDN and Put, 3.65%, 7/01/36 ...........................................          2,100,000       2,100,000
                                                                                                                     --------------
    FLORIDA 0.2%
  f Jacksonville Health Facilities Authority Hospital Revenue,
        Baptist Medical Center Project, Daily VRDN and Put, 3.60%, 8/15/21 .....................          1,600,000       1,600,000
        Charity Obligation Group, Series C, MBIA Insured, Weekly VRDN and Put, 3.60%,
          8/15/19 ..............................................................................          6,625,000       6,625,000
        Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.65%, 5/01/21 .........            585,000         585,000
  f Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
      Refunding, AMBAC Insured, Daily VRDN and Put, 3.65%, 12/01/15 ............................          2,400,000       2,400,000
                                                                                                                     --------------
                                                                                                                         11,210,000
                                                                                                                     --------------
    GEORGIA 0.0% e
  f Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.66%, 11/01/15 ..................          2,000,000       2,000,000
                                                                                                                     --------------


76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY 0.1%
  f Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Health Alliance,
      Series D, MBIA Insured, Weekly VRDN and Put, 3.45%, 1/01/22 ..............................   $      8,275,000  $    8,275,000
                                                                                                                     --------------
    LOUISIANA 0.2%
  f Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
      3.66%, 12/01/15 ..........................................................................         10,800,000      10,800,000
                                                                                                                     --------------
    MASSACHUSETTS 0.2%
  f Massachusetts State GO, Consolidated Loan, Series B, Daily VRDN and Put, 3.73%,
      3/01/26 ..................................................................................          2,500,000       2,500,000
  f Massachusetts State Health and Educational Facilities Authority Revenue,
      Capital Assets Program,
        Series D, MBIA Insured, Daily VRDN and Put, 3.66%, 1/01/35 .............................            100,000         100,000
        Series E, Daily VRDN and Put, 3.57%, 1/01/35 ...........................................         10,915,000      10,915,000
                                                                                                                     --------------
                                                                                                                         13,515,000
                                                                                                                     --------------
    MICHIGAN 0.0% e
  f Michigan State University Revenues, Series A, Daily VRDN and Put, 3.60%, 8/15/32 ...........            200,000         200,000
                                                                                                                     --------------
    MISSOURI 0.3%
  f Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
        St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.72%, 10/01/35 ......          1,580,000       1,580,000
        Washington University, Series B, Daily VRDN and Put, 3.60%, 2/15/33 ....................          9,680,000       9,680,000
  f Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.60%,
      6/01/19 ..................................................................................          4,800,000       4,800,000
                                                                                                                     --------------
                                                                                                                         16,060,000
                                                                                                                     --------------
    NEVADA 0.0% e
  f Las Vegas Valley Water District GO, Water Improvement Series C, Daily VRDN and Put, 3.60%,
      6/01/36 ..................................................................................          1,900,000       1,900,000
                                                                                                                     --------------
    NEW JERSEY 0.3%
  f New Jersey EDA Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN and Put,
      3.60%, 9/01/31 ...........................................................................         20,325,000      20,325,000
                                                                                                                     --------------
    NEW YORK 0.5%
  f Long Island Power Authority Electric System Revenue,
        Sub Series 2, Daily VRDN and Put, 3.55%, 5/01/33 .......................................          5,650,000       5,650,000
        Sub Series 3B, Daily VRDN and Put, 3.65%, 5/01/33 ......................................          3,900,000       3,900,000
  f New York City GO, Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
      3.55%, 8/01/14 ...........................................................................          1,000,000       1,000,000
  f New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.66%,
      11/01/39 .................................................................................          2,600,000       2,600,000
  f Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
      Series 2, Daily VRDN and Put, 3.65%, 5/01/19 .............................................         17,100,000      17,100,000
                                                                                                                     --------------
                                                                                                                         30,250,000
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO 0.1%
  f Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
      Series C, Daily VRDN and Put, 3.62%, 6/01/23 .............................................   $      3,600,000  $    3,600,000
  f Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
      General Corp., Refunding, Series A, Daily VRDN and Put, 3.64%, 5/15/19 ...................            600,000         600,000
                                                                                                                     --------------
                                                                                                                          4,200,000
                                                                                                                     --------------
    TENNESSEE 0.2%
  f Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
      Put, 3.65%,
        1/01/33 ................................................................................          1,395,000       1,395,000
        11/01/35 ...............................................................................          1,745,000       1,745,000
  f Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
      and Put, 3.65%,
        4/01/32 ................................................................................          4,135,000       4,135,000
        2/01/36 ................................................................................          5,000,000       5,000,000
                                                                                                                     --------------
                                                                                                                         12,275,000
                                                                                                                     --------------
    VIRGINIA 0.0%e
  f Roanoke IDA Hospital Revenue, Carilion Health System, Refunding, Series C-2, FSA Insured,
      Daily VRDN and Put, 3.60%, 7/01/27 .......................................................          1,100,000       1,100,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $134,210,000) ...........................................                        134,210,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $5,813,787,721) 99.3% ..............................................                      6,249,982,537
    OTHER ASSETS, LESS LIABILITIES 0.7% ........................................................                         45,182,866
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $6,295,165,403
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2006, the aggregate value of these securities was $10,627,177, representing 0.17% of net assets.

b Defaulted security.

c The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

d Security purchased on a when-issued or delayed delivery basis.

e Rounds to less than 0.1% of net assets.

f Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


78 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 99.0%
    MUNICIPAL BONDS 99.0%
    ALABAMA 8.7%
    Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.25%, 8/15/21 ............................................................     $  2,490,000    $    2,671,944
    Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
      6/01/18 ..................................................................................        5,000,000         5,202,200
    Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ............................................        2,000,000         2,137,720
    Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
      6/01/32 ..................................................................................        5,000,000         5,200,750
    Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
      12/01/32 .................................................................................        5,000,000         5,272,100
    Birmingham Waterworks and Sewer Board Water and Sewer Revenue, Series A, FSA Insured,
      5.00%, 1/01/40 ...........................................................................       10,000,000        10,675,800
    Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, 5.50%,
      6/01/30 ..................................................................................        1,670,000         1,779,402
    East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
        Series A, MBIA Insured, 5.25%, 9/01/28 .................................................        7,000,000         7,232,400
        Foley Utilities Board Utilities Revenue, FSA Insured, 5.00%, 11/01/29 ..................       10,720,000        11,482,942
    Helena Utilities Board Water and Sewer Revenue, MBIA Insured,
        5.25%, 4/01/27 .........................................................................        1,805,000         1,948,335
        5.25%, 4/01/33 .........................................................................        2,695,000         2,906,315
        Pre-Refunded, 5.25%, 4/01/27 ...........................................................        1,455,000         1,587,463
        Pre-Refunded, 5.25%, 4/01/33 ...........................................................        2,195,000         2,394,833
    Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
        10/01/24 ...............................................................................        5,855,000         6,355,017
        10/01/25 ...............................................................................        6,065,000         6,577,917
    Jefferson County Sewer Revenue,
        Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 .......       22,050,000        22,972,572
        wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 .............................        2,890,000         2,928,582
        wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 .............................        2,110,000         2,138,000
        wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .............................       12,690,000        13,638,197
    Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
      12/01/35 .................................................................................        9,100,000         9,726,626
  a Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 .................................       10,000,000        10,337,600
    Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and
        Clinic, AMBAC Insured, Pre-Refunded, 6.00%, 3/01/26 ....................................        4,000,000         4,063,040
        Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 .....................        2,000,000         2,170,560
    Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 .............................        5,000,000         5,360,100
    Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
      5/15/35 ..................................................................................        3,665,000         3,887,612
    Pell City GO, wts.,
        Refunding, XLCA Insured, 5.00%, 2/01/24 ................................................        1,020,000         1,094,266
        XLCA Insured, 5.00%, 2/01/34 ...........................................................        5,195,000         5,536,363
    Tuscaloosa GO, wts., FSA Insured, 5.00%, 1/01/30 ...........................................        8,875,000         9,450,366
    University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ..............        3,000,000         3,188,190
    University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ...................        5,975,000         6,345,032
                                                                                                                     --------------
                                                                                                                        176,262,244
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ALASKA 0.5%
    Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG Insured,
      6.25%, 7/01/21 ...........................................................................     $      5,000    $        5,004
    Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ..........        3,000,000         3,070,800
    Alaska Industrial Development and Export Authority Revenue, Revolving Fund, Refunding,
      Series A, MBIA Insured, 6.125%, 4/01/27 ..................................................        5,000,000         5,131,650
    Alaska State HFC Revenue, Refunding, Series A, MBIA Insured, 6.00%, 6/01/27 ................        2,230,000         2,230,000
                                                                                                                     --------------
                                                                                                                         10,437,454
                                                                                                                     --------------
    ARIZONA 3.1%
    Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM,
      7.70%, 8/01/10 ...........................................................................        6,000,000         6,556,140
    Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ........          500,000           565,160
    Downtown Phoenix Hotel Corp. Revenue,
        senior series A, FGIC Insured, 5.00%, 7/01/36 ..........................................       15,000,000        16,025,400
        Sub Series B, FGIC Insured, 5.00%, 7/01/36 .............................................        6,450,000         6,890,922
    Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
      MBIA Insured, ETM, 7.00%, 12/01/16 .......................................................          300,000           369,435
    Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
        5.75%, 1/01/25 .........................................................................       18,000,000        19,298,520
        5.625%, 1/01/29 ........................................................................       12,655,000        13,522,374
                                                                                                                     --------------
                                                                                                                         63,227,951
                                                                                                                     --------------
    ARKANSAS 1.9%
    Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
      MBIA Insured, 6.50%, 7/01/10 .............................................................        1,645,000         1,731,938
    Arkansas State University Revenue, Arkansas State University, Beebe, Series B,
      AMBAC Insured, 5.00%,
        12/01/30 ...............................................................................        3,250,000         3,490,825
        12/01/35 ...............................................................................        3,045,000         3,258,759
    Little Rock School District GO,
        Refunding, Series B, FSA Insured, 5.50%, 2/01/33 .......................................        3,970,000         4,177,155
        Series C, FSA Insured, 5.25%, 2/01/33 ..................................................        7,790,000         8,204,740
    Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25 .........        1,000,000         1,079,010
    Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
      9/01/34 ..................................................................................        2,190,000         2,301,186
    University of Arkansas University Revenues,
        AMBAC Insured, 5.00%, 11/01/36 .........................................................        8,205,000         8,828,580
        Pine Bluff Campus, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 .................        2,000,000         2,148,200
        Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 ...................        4,000,000         4,206,800
                                                                                                                     --------------
                                                                                                                         39,427,193
                                                                                                                     --------------
    CALIFORNIA 4.7%
    California State GO,
        Refunding, AMBAC Insured, 5.00%, 2/01/32 ...............................................        4,750,000         4,993,912
        Refunding, AMBAC Insured, 5.00%, 2/01/33 ...............................................        7,000,000         7,405,160
        Refunding, MBIA Insured, 5.00%, 2/01/31 ................................................       20,000,000        21,103,000
        Refunding, MBIA Insured, 5.00%, 10/01/32 ...............................................        1,910,000         2,019,405
        Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35 ...............................       34,355,000        35,894,448


80 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...............     $ 15,000,000    $   17,802,450
    Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
      5.50%, 2/01/14 ...........................................................................          250,000           268,705
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
      MBIA Insured, 5.25%, 1/15/30 .............................................................        4,000,000         4,086,480
    Val Verde USD, COP, School Construction Project, Refunding, Series B, FGIC Insured,
      5.00%, 1/01/35 ...........................................................................        2,500,000         2,660,300
                                                                                                                     --------------
                                                                                                                         96,233,860
                                                                                                                     --------------
    COLORADO 2.0%
    Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 ..................................        3,000,000         3,201,420
    Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
      FSA Insured, 5.125%, 12/01/17 ............................................................        5,000,000         5,121,200
    Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
      Series A, FSA Insured, 7.25%, 7/15/17 ....................................................           26,000            26,063
    Denver City and County Airport Revenue,
        Refunding, Series E, MBIA Insured, 5.50%, 11/15/25 .....................................        5,000,000         5,128,600
        Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ..........................................        3,590,000         4,487,536
        Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ..........................................        4,410,000         4,444,398
    E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA Insured,
      5.00%, 9/01/21 ...........................................................................        5,000,000         5,092,750
    University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
        5.20%, 11/15/17 ........................................................................        5,425,000         5,604,025
        5.25%, 11/15/22 ........................................................................        7,800,000         8,047,650
                                                                                                                     --------------
                                                                                                                         41,153,642
                                                                                                                     --------------
    FLORIDA 8.1%
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/29 .....................        5,000,000         5,352,200
    Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ................          210,000           213,650
    Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
        12/01/28 ...............................................................................       11,050,000        11,697,640
        12/01/32 ...............................................................................       13,665,000        14,453,197
    Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ............          200,000           215,702
    Florida State Board of Education Capital Outlay GO, Public Education,
        Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ......................................        5,000,000         5,285,550
        Series B, FGIC Insured, 5.00%, 6/01/23 .................................................        5,395,000         5,743,085
    Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ................        4,245,000         4,512,393
    Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B,
      FGIC Insured, 5.25%, 10/01/28 ............................................................        2,500,000         2,623,300
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 .............................        5,000,000         5,243,850
    Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 .........................       11,000,000        11,721,050
    Leon County COP, AMBAC Insured, 5.00%, 7/01/25 .............................................        8,935,000         9,624,782
    Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .......................        1,000,000         1,000,830
    Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .....................       10,000,000        10,521,800
    Orange County Tourist Development Tax Revenue, AMBAC Insured,
        5.25%, 10/01/27 ........................................................................       10,000,000        10,757,100
        Pre-Refunded, 5.50%, 10/01/31 ..........................................................        1,000,000         1,053,520


                                        Quarterly Statements of Investments | 81

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Orlando and Orange County Expressway Authority Expressway Revenue,
        junior lien, FGIC Insured, 6.50%, 7/01/10 ..............................................     $    100,000    $      109,953
        junior lien, FGIC Insured, 6.50%, 7/01/12 ..............................................          225,000           258,406
        Series B, AMBAC Insured, 5.00%, 7/01/35 ................................................       20,000,000        21,133,400
    Osceola County School Board COP, Series A, AMBAC Insured, 5.25%, 6/01/27 ...................       13,000,000        14,051,830
    Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
      12/01/33 .................................................................................        2,185,000         2,322,546
    Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
      5.00%, 11/15/30 ..........................................................................        4,000,000         4,181,400
    Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ........................        5,000,000         5,150,450
    Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ...............................        8,420,000         8,980,940
    Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
      11/01/15 .................................................................................          245,000           310,114
    Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ................        2,000,000         2,258,440
    Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%,
      10/01/29 .................................................................................        2,000,000         2,196,120
    Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
      Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ......................................        3,500,000         3,680,285
                                                                                                                     --------------
                                                                                                                        164,653,533
                                                                                                                     --------------
    GEORGIA 6.8%
    Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
      East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ...................................        6,000,000         6,349,440
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 .....       13,750,000        14,675,925
    Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 .......................................        3,775,000         3,869,715
    Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
        5.00%, 11/01/29 ........................................................................        4,750,000         4,916,440
        Pre-Refunded, 5.00%, 11/01/29 ..........................................................        5,250,000         5,464,673
    Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
      10/01/14 .................................................................................        1,535,000         1,749,363
    Cherokee County Water and Sewage Authority Revenue,
        FGIC Insured, 5.00%, 8/01/27 ...........................................................        1,500,000         1,564,890
        MBIA Insured, 6.90%, 8/01/18 ...........................................................           15,000            15,018
    Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 ..........        3,500,000         3,744,300
    East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
      5.00%, 2/01/30 ...........................................................................       11,360,000        12,250,283
    Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn.,
      Refunding, AMBAC Insured, 5.125%, 10/01/32 ...............................................        9,000,000         9,507,060
    Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
      Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ................................       15,000,000        15,916,800
    Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
      2/01/30 ..................................................................................        3,500,000         3,753,750
    Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
      MBIA Insured, 5.00%,
        7/01/27 ................................................................................       13,470,000        14,271,330
        7/01/28 ................................................................................       14,175,000        15,010,474
        7/01/32 ................................................................................        8,575,000         9,061,374


82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Rockdale County Water and Sewer Authority Revenue, Series A, MBIA Insured, Pre-Refunded,
      5.375%, 7/01/29 ..........................................................................     $  6,350,000    $    6,754,685
    South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
      5.00%, 1/01/33 ...........................................................................        8,000,000         8,449,360
                                                                                                                     --------------
                                                                                                                        137,324,880
                                                                                                                     --------------
    HAWAII 0.6%
    Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
        5/01/12 ................................................................................        1,000,000         1,099,990
        5/01/13 ................................................................................        1,000,000         1,115,890
    Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric
      Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ....................................        2,000,000         2,043,280
    Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 .............        6,250,000         6,499,625
    Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 .....................        1,755,000         1,911,072
                                                                                                                     --------------
                                                                                                                         12,669,857
                                                                                                                     --------------
    ILLINOIS 0.6%
    Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured, 5.25%,
      12/01/30 .................................................................................        2,000,000         2,065,220
    Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
      1/01/09 ..................................................................................          320,000           337,040
    Illinois Health Facilities Authority Revenue,
        Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
          11/15/28 .............................................................................        5,000,000         5,144,500
        Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ..........................................           50,000            57,282
    Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
      Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ....................        4,225,000         4,299,656
    Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ........          300,000           376,128
                                                                                                                     --------------
                                                                                                                         12,279,826
                                                                                                                     --------------
    KANSAS 0.0% b
    Kansas State Development Finance Authority Health Facilities Revenue, Stormont Vail
      Healthcare Inc., Refunding, Series G, MBIA Insured, 5.80%, 11/15/21 ......................            5,000             5,008
                                                                                                                     --------------
    KENTUCKY 1.8%
    Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured,
        5.375%, 6/01/22 ........................................................................        2,000,000         2,054,860
        5.50%, 6/01/28 .........................................................................          750,000           770,872
    Kentucky Economic Development Finance Authority Health System Revenue,
      Norton Healthcare Inc.,
        Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 .....................................        8,505,000         9,816,131
        Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ..................................        4,255,000         4,930,524
        Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ..................................       12,195,000        14,068,152
    Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
      Series A, MBIA Insured, 5.50%, 5/15/34 ...................................................        5,000,000         5,442,500
                                                                                                                     --------------
                                                                                                                         37,083,039
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA 1.3%
    Louisiana Local Government Environmental Facilities and CDA Revenue, Parking Facilities
      Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ..........................     $  5,485,000    $    5,867,085
    Louisiana State Gas and Fuels Tax Revenue, Series A,
        AMBAC Insured, 5.00%, 6/01/27 ..........................................................       10,000,000        10,468,300
        FSA Insured, 4.75%, 5/01/39 ............................................................       10,000,000        10,407,600
                                                                                                                     --------------
                                                                                                                         26,742,985
                                                                                                                     --------------
    MAINE 0.0% b
    Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
      FSA Insured, 6.20%, 7/01/25 ..............................................................          100,000           101,034
                                                                                                                     --------------
    MARYLAND 1.7%
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
      9/01/32 ..................................................................................       10,000,000        10,791,100
    Baltimore Project Revenue, Wastewater Projects,
        Refunding, FGIC Insured, 5.125%, 7/01/42 ...............................................       11,000,000        11,640,530
        Series C, AMBAC Insured, 5.00%, 7/01/36 ................................................        5,000,000         5,419,100
    Baltimore Revenue, Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ......        5,880,000         6,324,528
    Maryland State Health and Higher Educational Facilities Authority Revenue, University of
      Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ..........................          200,000           261,756
                                                                                                                     --------------
                                                                                                                         34,437,014
                                                                                                                     --------------
    MASSACHUSETTS 4.0%
    Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 .....        1,125,000         1,156,028
    Massachusetts State Development Finance Agency Revenue, Boston University, Series T-1,
      AMBAC Insured, 5.00%, 10/01/35 ...........................................................       10,000,000        10,752,100
    Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
        ETM, 5.00%, 8/01/27 ....................................................................        3,535,000         3,789,767
        Pre-Refunded, 5.00%, 8/01/27 ...........................................................          855,000           916,620
    Massachusetts State Health and Educational Facilities Authority Revenue,
        Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 ................................        4,250,000         4,415,070
        Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ..................          750,000           848,175
        Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ....................        4,415,000         4,580,386
        Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%,
          8/01/28 ..............................................................................          585,000           611,003
        Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ..........................        3,000,000         3,100,800
        Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ....................        9,700,000         9,875,861
        Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ..............................        8,000,000         8,279,280
    Massachusetts State Industrial Finance Agency Revenue, Suffolk University, AMBAC Insured,
      Pre-Refunded, 5.25%, 7/01/17 .............................................................        3,000,000         3,088,560
    Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
      MBIA Insured, 5.625%,
        7/01/20 ................................................................................        1,590,000         1,635,236
        7/01/21 ................................................................................        1,560,000         1,604,382
        7/01/23 ................................................................................        2,155,000         2,216,310
        7/01/24 ................................................................................        2,910,000         2,992,789


84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
      Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .......................................     $  2,100,000    $    2,143,554
    Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
      5.00%, 8/01/32 ...........................................................................       18,000,000        18,892,800
                                                                                                                     --------------
                                                                                                                         80,898,721
                                                                                                                     --------------
    MICHIGAN 11.8%
    Allen Park Public School District GO, School Building and Site, MBIA Insured, 5.00%,
      5/01/33 ..................................................................................        8,430,000         8,926,358
    Bendle Public School District GO, School Building and Site, Refunding, FGIC Insured,
      5.00%, 5/01/35 ...........................................................................        3,875,000         4,172,988
    Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
      11/01/33 .................................................................................        8,135,000         8,715,595
    Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 ..............        8,650,000         9,213,720
    Chippewa Valley Schools GO,
        AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27 ............................................        1,000,000         1,020,640
        School Building and Site, FSA Insured, 5.00%, 5/01/34 ..................................        5,000,000         5,350,100
    Detroit City School District GO, Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ......        6,500,000         6,989,385
    Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ...................       12,390,000        13,038,864
    Detroit Sewage Disposal Revenue, senior lien, Refunding, Series A,
        FGIC Insured, 5.125%, 7/01/31 ..........................................................        6,000,000         6,322,920
        FSA Insured, 5.00%, 7/01/32 ............................................................       10,000,000        10,560,800
    Detroit Water Supply System Revenue, senior lien, Series A,
        FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .............................................       10,185,000        10,900,700
        FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .............................................        9,815,000        10,526,097
        MBIA Insured, 5.00%, 7/01/34 ...........................................................       10,150,000        10,755,244
    Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 ...............        7,250,000         7,518,033
    Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 .................       18,285,000        19,481,205
    Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
      AMBAC Insured, 5.25%, 6/01/17 ............................................................          500,000           513,070
    Jonesville Community Schools GO, Refunding, MBIA Insured, 5.00%, 5/01/29 ...................        3,050,000         3,288,388
    Lanse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%,
      5/01/35 ..................................................................................       10,000,000        10,737,100
    Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
      10/01/23 .................................................................................        5,095,000         5,341,190
  a Michigan State Building Authority Revenue, Refunding, Series IA, FGIC Insured, 5.00%,
      10/15/36 .................................................................................       10,000,000        10,824,800
    Michigan State Hospital Finance Authority Revenue,
        Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ........        2,000,000         2,073,360
        Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .............       10,000,000        10,227,100
        Refunding, MBIA Insured, 5.00%, 11/15/36 ...............................................       13,000,000        13,865,930
        St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ......................        2,500,000         2,625,400
    Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison
      Co., Fund, Pollution, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 ................          250,000           332,488
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
      Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..........       10,000,000        10,652,500
    Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
      11/01/30 .................................................................................       20,000,000        21,499,000


                                        Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
      MBIA Insured, 5.25%, 11/15/31 ............................................................     $  4,000,000    $    4,229,560
    Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 ..........        3,400,000         3,547,492
    Yale Public Schools District GO, FSA Insured, Pre-Refunded, 5.375%, 5/01/27 ................        3,845,000         3,873,876
    Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 .........................        3,180,000         3,198,444
                                                                                                                     --------------
                                                                                                                        240,322,347
                                                                                                                     --------------
    MINNESOTA 4.6%
    Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
      1/20/31 ..................................................................................        2,000,000         2,026,140
    Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 .............................        2,475,000         2,621,322
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
        Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 .................................       18,700,000        19,872,490
        Series C, FGIC Insured, 5.25%, 1/01/26 .................................................        8,000,000         8,458,320
        Series C, FGIC Insured, 5.25%, 1/01/32 .................................................        4,500,000         4,759,560
    Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
      4.625%, 2/01/17 ..........................................................................        1,635,000         1,699,076
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
        Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .....................................          180,000           186,917
        Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ..................................       12,100,000        12,587,025
    Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
      2/01/22 ..................................................................................          180,000           180,229
    Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ...................................        7,340,000         7,558,659
    Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ..........................       11,850,000        12,834,142
    South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
        2/01/22 ................................................................................       10,970,000        11,601,652
        2/01/23 ................................................................................        6,000,000         6,342,540
    Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 ......................................        2,915,000         3,084,478
                                                                                                                     --------------
                                                                                                                         93,812,550
                                                                                                                     --------------
    MISSISSIPPI 0.6%
    Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
      Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ........................................          200,000           248,392
    Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
      Series A, XLCA Insured, 5.00%, 3/01/36 ...................................................       10,915,000        11,654,819
                                                                                                                     --------------
                                                                                                                         11,903,211
                                                                                                                     --------------
    MISSOURI 0.1%
    St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ...................        1,330,000         1,341,172
                                                                                                                     --------------
    MONTANA 0.5%
    Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
      ETM, 6.875%, 6/01/20 .....................................................................        2,395,000         2,591,749
    Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
      ETM, 6.875%, 6/01/20 .....................................................................        6,105,000         6,607,137
                                                                                                                     --------------
                                                                                                                          9,198,886
                                                                                                                     --------------


86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEBRASKA 0.2%
    Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
      MBIA Insured, ETM, 6.70%, 6/01/22 ........................................................     $  2,500,000    $    3,097,225
                                                                                                                     --------------
    NEVADA 0.8%
    Carson City Hospital Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.40%, 3/01/17 ........        1,000,000         1,014,350
    Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ...................................          250,000           307,212
    Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ....................        4,000,000         4,436,600
    Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
      Project, first tier, AMBAC Insured, 5.625%, 1/01/34 ......................................        5,000,000         5,399,750
    Truckee Meadows Water Authority Revenue, Series A, FSA Insured, 5.125%, 7/01/30 ............        5,000,000         5,271,200
                                                                                                                     --------------
                                                                                                                         16,429,112
                                                                                                                     --------------
    NEW JERSEY 1.9%
    Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
      AMBAC Insured, 6.00%, 12/01/20 ...........................................................        2,525,000         2,552,800
    Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 .........................................        3,575,000         3,737,126
    New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
      5.00%, 9/01/34 ...........................................................................        1,500,000         1,583,235
    New Jersey EDA Revenue,
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ................        3,450,000         3,689,637
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ................       21,250,000        22,668,862
        Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ......................        4,000,000         4,228,160
    New Jersey State Turnpike Authority Turnpike Revenue,
        2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ...............................           50,000            58,537
        2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 .....................................           20,000            23,613
        Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ..................................          230,000           271,545
                                                                                                                     --------------
                                                                                                                         38,813,515
                                                                                                                     --------------
    NEW YORK 5.4%
    Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ..............          900,000           990,117
    Dutchess County IDA Civic Facility Revenue, Bard College Project, AMBAC Insured, 5.375%,
      6/01/27 ..................................................................................        3,945,000         4,054,198
    MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 .......................................       20,000,000        21,289,200
    MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 .......................        7,000,000         7,378,490
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
      Pre-Refunded, 5.75%, 8/01/29 .............................................................        5,000,000         5,375,200
    New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series B,
        AMBAC Insured, Pre-Refunded, 5.25%, 6/15/29 ............................................        5,000,000         5,096,250
        FGIC Insured, Pre-Refunded, 5.25%, 6/15/29 .............................................       10,405,000        10,605,296
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
        Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ......................................        2,230,000         2,375,151
        Series A, FGIC Insured, 5.125%, 8/01/33 ................................................       14,590,000        15,707,740
    New York State Dormitory Authority Revenues,
        Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%,
         8/15/31 ...............................................................................        6,310,000         6,738,827
        Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
         5.25%, 8/15/31 ........................................................................        5,935,000         6,388,731
        Pace University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/22 ............................        7,500,000         7,742,550
        Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ............................        2,500,000         2,581,550


                                        Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
        Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 5.25%, 8/15/31 .........................................................     $  2,755,000    $    2,965,620
        Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 .................................        4,000,000         4,150,480
    Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
      11/15/32 .................................................................................        5,000,000         5,308,250
    Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Series A,
      FSA Insured, Pre-Refunded, 5.125%, 10/01/26 ..............................................        1,495,000         1,526,036
                                                                                                                     --------------
                                                                                                                        110,273,686
                                                                                                                     --------------
    NORTH CAROLINA 0.7%
    North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
      AMBAC Insured, 5.00%, 6/01/17 ............................................................        5,000,000         5,155,350
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
      ETM, 6.50%, 1/01/10 ......................................................................           20,000            21,727
    Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
        11/01/25 ...............................................................................        5,000,000         5,256,450
        11/01/31 ...............................................................................        4,000,000         4,201,840
                                                                                                                     --------------
                                                                                                                         14,635,367
                                                                                                                     --------------
    NORTH DAKOTA 0.3%
    Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
      MBIA Insured, 5.625%, 8/15/27 ............................................................        5,390,000         5,563,342
                                                                                                                     --------------
    OHIO 6.1%
    Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
      12/01/33 .................................................................................        5,000,000         5,317,900
    Cleveland Airport System Revenue, Series A, FSA Insured,
        5.125%, 1/01/27 ........................................................................        4,000,000         4,081,600
        5.00%, 1/01/31 .........................................................................       15,405,000        15,978,220
    Cleveland Waterworks Revenue,
        2005, Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 .................        1,460,000         1,491,594
        2005, Refunding and Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%,
         1/01/23 ...............................................................................          120,000           123,056
        Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/23 ....................................        1,170,000         1,199,800
    Columbus City School District GO, School Facilities Construction and Improvement,
      FGIC Insured, Pre-Refunded, 5.00%,
        12/01/28 ...............................................................................        8,000,000         8,671,840
        12/01/31 ...............................................................................       10,295,000        11,159,574
    Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 .....................................        2,400,000         2,444,400
    Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
        12/01/29 ...............................................................................        1,460,000         1,574,011
        12/01/33 ...............................................................................        2,000,000         2,150,200
    Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
      5.00%, 12/01/27 ..........................................................................        3,250,000         3,332,355
    Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
      10/15/17 .................................................................................        3,015,000         3,133,128
    Jefferson Area Local School District GO, School Facilities Construction and Improvement,
      FGIC Insured, 5.00%, 12/01/31 ............................................................        4,085,000         4,397,911


88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Licking Heights Local School District GO, School Facilities Construction and Improvement,
      Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ...................................     $  3,465,000    $    3,735,547
    Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding,
      AMBAC Insured, 5.375%, 11/15/29 ..........................................................        5,000,000         5,227,850
    Maumee City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/27 .............................................................        3,250,000         3,470,935
    Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ................        7,500,000         7,871,550
    Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 .................................        3,230,000         3,423,768
    Olentangy Local School District GO, School Facilities Construction and Improvement,
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 ....................................       11,450,000        12,704,233
    Reynoldsburg City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/31 .............................................................        4,000,000         4,282,520
    Springfield City School District GO, FGIC Insured, 5.20%, 12/01/23 .........................        3,860,000         4,182,156
    Streetsboro City School District GO, School Improvement, MBIA Insured, 5.125%,
      12/01/21 .................................................................................        3,700,000         3,934,691
    Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
      5.00%, 12/01/32 ..........................................................................        4,000,000         4,261,840
    University of Cincinnati COP, University Center Project, MBIA Insured, Pre-Refunded,
      5.125%, 6/01/24 ..........................................................................        2,950,000         2,973,305
    West Holmes Local School District GO, MBIA Insured, Pre-Refunded, 5.375%, 12/01/17 .........        3,100,000         3,158,683
                                                                                                                     --------------
                                                                                                                        124,282,667
                                                                                                                     --------------
    OKLAHOMA 0.1%
    McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ..........................          300,000           358,509
    Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
      MBIA Insured, 6.20%, 3/01/20 .............................................................        1,625,000         1,706,120
                                                                                                                     --------------
                                                                                                                          2,064,629
                                                                                                                     --------------
    OREGON 1.0%
    Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 ....................        5,000,000         5,053,300
    Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
      11/15/12 .................................................................................          700,000           707,490
    Oregon Health and Science University Revenue,
        Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 ......................................          460,000           469,467
        Series A, MBIA Insured, 5.00%, 7/01/32 .................................................        8,000,000         8,453,760
    Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
      Pre-Refunded, 5.80%, 5/01/24 .............................................................        5,000,000         5,095,300
                                                                                                                     --------------
                                                                                                                         19,779,317
                                                                                                                     --------------
    PENNSYLVANIA 1.5%
    Allegheny County Hospital Development Authority Revenue, Health System, Refunding,
      Series A, MBIA Insured, 6.50%, 11/15/30 ..................................................       10,000,000        11,191,700
    Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
      9/01/19 ..................................................................................          500,000           603,630
    Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
      5.00%, 8/01/32 ...........................................................................        4,000,000         4,233,880
    Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.25%, 11/01/24 .........        2,000,000         2,155,340
    Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
      Tax, AMBAC Insured, 5.25%, 2/01/31 .......................................................        6,000,000         6,281,100


                                        Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ............     $     85,000    $       96,810
    State Public School Building Authority School Revenue, Philadelphia School District
      Project, FSA Insured, 5.00%, 6/01/33 .....................................................        5,000,000         5,283,250
                                                                                                                     --------------
                                                                                                                         29,845,710
                                                                                                                     --------------
    RHODE ISLAND 0.9%
    Providence GO, Series A, FSA Insured, Pre-Refunded, 5.70%, 7/15/19 .........................        3,000,000         3,069,180
    Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
      MBIA Insured, 5.80%, 9/01/22 .............................................................        7,785,000         8,039,024
    Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
      Project, CIFG Insured, 5.00%, 7/01/31 ....................................................        5,730,000         6,134,710
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
      Lifespan Obligation Group,
        MBIA Insured, Pre-Refunded, 5.75%, 5/15/23 .............................................        1,650,000         1,698,807
        Refunding, MBIA Insured, 5.75%, 5/15/23 ................................................          100,000           102,836
                                                                                                                     --------------
                                                                                                                         19,044,557
                                                                                                                     --------------
    SOUTH CAROLINA 0.5%
    Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
      1/01/21 ..................................................................................          200,000           251,270
    Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
      Series A, FSA Insured, ETM, 7.125%, 7/01/17 ..............................................        2,760,000         3,195,859
    South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
      Series A, AMBAC Insured, 5.20%, 11/01/27 .................................................        5,000,000         5,375,200
    Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
      5.50%, 6/01/27 ...........................................................................          500,000           509,765
                                                                                                                     --------------
                                                                                                                          9,332,094
                                                                                                                     --------------
    SOUTH DAKOTA 0.7%
    Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 ...................................        5,000,000         5,219,100
    Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ..................................        4,800,000         4,803,360
    South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 .........................        2,720,000         3,131,944
                                                                                                                     --------------
                                                                                                                         13,154,404
                                                                                                                     --------------
    TENNESSEE 0.6%
    Johnson City Health and Educational Facilities Board Hospital Revenue,
        Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
         7/01/28 ...............................................................................        8,500,000         8,799,370
    Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .................................        2,780,000         2,876,688
                                                                                                                     --------------
                                                                                                                         11,676,058
                                                                                                                     --------------
    TEXAS 9.3%
    Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
        5.625%, 11/15/21 .......................................................................        2,355,000         2,494,487
        5.80%, 11/15/29 ........................................................................       13,750,000        14,631,100
    Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
        5.125%, 5/15/27 ........................................................................       11,125,000        11,703,722
        5.25%, 5/15/31 .........................................................................        5,000,000         5,277,050


90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's
      Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23 ..................................     $  5,000,000    $    5,224,300
    Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
      6.30%, 1/01/17 ...........................................................................       12,230,000        13,614,314
    Dallas-Fort Worth International Airport Revenue,
        Joint Series A, FGIC Insured, 6.00%, 11/01/21 ..........................................        2,210,000         2,350,600
        Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ..............       12,000,000        12,882,360
    Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A,
      MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ..............................................       22,000,000        23,184,700
    Harris County Hospital District Mortgage Revenue, AMBAC Insured,
        7.40%, 2/15/10 .........................................................................          910,000           965,419
        ETM, 7.40%, 2/15/10 ....................................................................          315,000           330,196
    Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured, 5.25%,
      11/15/30 .................................................................................       21,325,000        22,597,889
    Houston Airport System Revenue, sub. lien, Refunding, Series B, FSA Insured, 5.50%,
      7/01/30 ..................................................................................        4,700,000         4,998,309
    Houston Water and Sewer System Revenue, junior lien,
        Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ..................................       10,000,000        10,807,700
        Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 .................................        6,800,000         6,986,524
    Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
      8/01/29 ..................................................................................        1,000,000         1,042,470
    Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
      Refunding,
        Series A, MBIA Insured, 5.25%, 11/01/29 ................................................        3,185,000         3,244,336
        Series B, MBIA Insured, 5.15%, 11/01/29 ................................................        2,750,000         2,796,255
    North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured, 5.00%,
      12/15/33 .................................................................................       10,000,000        10,575,900
    Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 ......................        2,605,000         2,677,054
    Pflugerville GO, FGIC Insured,
        5.25%, 8/01/27 .........................................................................        3,320,000         3,568,004
        5.20%, 8/01/32 .........................................................................        3,000,000         3,192,930
    Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
      AMBAC Insured, 5.45%, 2/15/25 ............................................................        1,450,000         1,482,712
    San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
      Pre-Refunded, 5.125%, 8/15/20 ............................................................        2,870,000         2,901,972
    Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A,
      MBIA Insured, 6.40%, 1/01/22 .............................................................          870,000           879,283
    Tarrant County Health Facilities Development Corp. Health Systems Revenue,
      Harris Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ........................        3,250,000         3,892,720
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
      Project,
        Series B, FSA Insured, 5.50%, 11/01/17 .................................................        1,000,000         1,032,460
        Series C, FSA Insured, 5.60%, 11/01/27 .................................................        1,430,000         1,480,279
        Series D, FSA Insured, 5.375%, 11/01/27 ................................................        8,500,000         8,896,950
    United ISD, GO, 5.125%, 8/15/26 ............................................................        3,000,000         3,176,430
                                                                                                                     --------------
                                                                                                                        188,888,425
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    UTAH 0.7%
    Intermountain Power Agency Power Supply Revenue, Series B,
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/19 ..............................................    $    950,000    $      980,714
        Refunding, MBIA Insured, 5.75%, 7/01/19 .................................................       2,300,000         2,372,749
    Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 ...............          35,000            45,643
    Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
        8/15/21 .................................................................................       5,000,000         5,110,500
        8/15/26 .................................................................................       5,000,000         5,093,500
                                                                                                                     --------------
                                                                                                                         13,603,106
                                                                                                                     --------------
    VIRGINIA 0.8%
    Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
      Series B, FSA Insured, 5.00%, 4/01/35 .....................................................       6,000,000         6,408,660
    Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
      5/15/28 ...................................................................................       3,510,000         3,781,288
    Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.40%,
      6/01/27 ...................................................................................       3,850,000         3,961,226
    Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project,
      MBIA Insured,
        5.00%, 10/01/18 .........................................................................       1,000,000         1,041,360
        5.25%, 10/01/28 .........................................................................       1,420,000         1,484,156
                                                                                                                     --------------
                                                                                                                         16,676,690
                                                                                                                     --------------
    WASHINGTON 2.3%
    King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ................       6,420,000         6,783,821
    Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
      12/01/15 ..................................................................................       1,000,000         1,021,390
    Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ..........................................       2,000,000         2,003,620
    Seattle Water System Revenue, FGIC Insured, Pre-Refunded, 5.625%, 8/01/26 ...................       2,000,000         2,066,560
    Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
      6.65%, 1/01/16 ............................................................................       4,250,000         4,994,430
    Tacoma GO, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/22 ...........................       3,400,000         3,470,278
    Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .................       6,000,000         6,395,160
    Washington State Health Care Facilities Authority Revenue,
        Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ........................       5,000,000         5,327,950
        Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ......................      13,000,000        13,508,560
                                                                                                                     --------------
                                                                                                                         45,571,769
                                                                                                                     --------------
    WEST VIRGINIA 1.6%
    Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
      AMBAC Insured, 6.75%, 8/01/24 .............................................................      11,560,000        11,572,947
    Shepherd University Board of Governors Revenue, Residence Facilities Projects,
      MBIA Insured, 5.00%, 6/01/35 ..............................................................       9,445,000        10,112,101
    West Virginia State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/21 ...............       5,000,000         5,232,450
    West Virginia State Water Development Authority Water Development Revenue,
      Loan Program II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 ....................       5,000,000         5,340,400
                                                                                                                     --------------
                                                                                                                         32,257,898
                                                                                                                     --------------


92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INSURED TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WISCONSIN 0.2%
    Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
      FGIC Insured, 6.90%, 8/01/21 .............................................................     $  3,000,000    $    3,969,390
                                                                                                                     --------------
    U.S. TERRITORIES 0.0% b
    DISTRICT OF COLUMBIA 0.0% b
    District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 .................          160,000           161,802
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,893,092,388) ..........................................                      2,008,637,170
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 0.2%
    MUNICIPAL BONDS 0.2%
    LOUISIANA 0.0% b
  c Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
      3.66%, 12/01/15 ..........................................................................          500,000           500,000
                                                                                                                     --------------
    MASSACHUSETTS 0.0% b
  c Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
      Program, Series D, MBIA Insured, Daily VRDN and Put, 3.66%, 1/01/35 ......................          300,000           300,000
                                                                                                                     --------------
    MISSOURI 0.2%
  c Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Washington University, Series B, Daily VRDN and Put, 3.60%, 2/15/33 ......................          700,000           700,000
  c Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.60%,
      6/01/19 ..................................................................................        2,600,000         2,600,000
                                                                                                                     --------------
                                                                                                                          3,300,000
                                                                                                                     --------------
    TENNESSEE 0.0% b
  c Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
      Put, 3.65%, 7/01/31 ......................................................................          100,000           100,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,200,000) .............................................                          4,200,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $1,897,292,388) 99.2% ..............................................                      2,012,837,170
    OTHER ASSETS, LESS LIABILITIES 0.8% ........................................................                         16,872,011
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $2,029,709,181
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments  |
                                    See Notes to Statements of Investments. | 93

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.9%
    MUNICIPAL BONDS 97.9%
    KENTUCKY 79.5%
    Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 ...........     $  1,065,000     $   1,129,965
    Boone County GO, Public Project, 5.00%,
        4/01/20 ................................................................................        1,310,000         1,392,176
        4/01/21 ................................................................................        1,000,000         1,060,250
    Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
      FGIC Insured, 4.70%, 1/01/28 .............................................................        3,000,000         3,137,730
    Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
      5.00%,
        12/01/22 ...............................................................................        1,200,000         1,273,140
        12/01/27 ...............................................................................        2,000,000         2,115,360
    Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20 ....................        1,140,000         1,217,429
    Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
      FSA Insured, 5.00%,
        8/01/19 ................................................................................        1,500,000         1,591,965
        8/01/24 ................................................................................        2,000,000         2,112,940
    Campbell County School District Finance Corp. School Building Revenue, FSA Insured, 5.00%,
      8/01/26 ..................................................................................        2,845,000         3,085,118
    Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
      5.125%, 8/01/20 ..........................................................................        1,015,000         1,078,580
    Elizabethtown Public Properties Holding Inc. Revenue, first mortgage, Administrative Office
      of the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 .................        2,000,000         2,063,280
    Fayette County School District Finance Corp. School Building Revenue,
        Pre-Refunded, 5.50%, 9/01/18 ...........................................................        2,500,000         2,651,075
        Refunding, Series B, FSA Insured, 4.00%, 1/01/17 .......................................        1,000,000         1,023,560
        Series A, AMBAC Insured, 5.25%, 4/01/20 ................................................        2,160,000         2,319,883
    Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 .......................        1,000,000         1,050,620
    Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
      Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ........................................          405,000           405,239
    Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded, 5.75%,
      2/01/20 ..................................................................................        1,500,000         1,612,905
    Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured, 5.00%,
      1/01/31 ..................................................................................        2,620,000         2,710,757
    Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured, 5.00%,
      3/01/25 ..................................................................................        1,330,000         1,412,886
    Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
      1/01/28 ..................................................................................        2,035,000         2,094,849
    Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
      Refunding, AMBAC Insured, 5.75%, 1/01/26 .................................................        1,000,000         1,021,320
    Jefferson County School District Financial Corp. School Building Revenue, Series A,
      FSA Insured, 5.25%, 7/01/18 ..............................................................        1,500,000         1,585,230
    Kenton County Airport Board Airport Revenue, Cincinnati/Northern Kentucky International
      Airport, Series B, MBIA Insured, 5.75%, 3/01/13 ..........................................        1,230,000         1,248,302
    Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
      XLCA Insured, 5.00%, 11/01/29 ............................................................        1,000,000         1,113,780
    Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
        Series A, 6.00%, 6/01/30 ...............................................................        2,000,000         2,178,260
        Series C, 6.00%, 6/01/30 ...............................................................        1,285,000         1,401,742
        Series E, 5.70%, 6/01/22 ...............................................................        1,000,000         1,089,040


94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
      Project Notes, FGIC Insured, 5.00%, 10/01/25 .............................................     $  3,000,000     $   3,262,860
    Kentucky Economic Development Finance Authority Health System Revenue,
      Norton Healthcare Inc.,
        Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 .....................................          160,000           184,786
        Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 ..................................          245,000           285,369
        Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 ..................................          935,000         1,079,224
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 .............        2,000,000         2,022,920
    Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
      Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 12/01/18 .......................        2,000,000         2,061,260
    Kentucky Housing Corp. Housing Revenue,
        Refunding, Series P, 4.60%, 7/01/34 ....................................................        1,205,000         1,222,015
        Series U, 4.90%, 7/01/32 ...............................................................        4,115,000         4,212,772
    Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
        6/01/19 ................................................................................        1,140,000         1,200,773
        6/01/20 ................................................................................        1,250,000         1,317,700
        6/01/21 ................................................................................        1,190,000         1,252,939
    Kentucky Rural Water Finance Corp. Public Project Revenue,
        Flexible Term Program, Series A, 5.00%, 2/01/26 ........................................        1,055,000         1,114,956
        Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 ............................        1,500,000         1,587,240
    Kentucky State Property and Buildings Commission Revenues,
        Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 .................................        3,540,000         3,770,241
        Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 .............................        1,535,000         1,619,502
        Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 ....................        2,300,000         2,444,900
        Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 .............................        1,100,000         1,194,435
    Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
      Series A, AMBAC Insured, 5.00%, 7/01/25 ..................................................        2,000,000         2,161,960
    Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ........................        1,730,000         1,841,862
    Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters
      of Mercy, Cincinnati, 5.00%, 10/01/35 ....................................................        1,500,000         1,577,175
    Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System
      Revenue, Series A,
        AMBAC Insured, 5.00%, 5/15/36 ..........................................................        3,000,000         3,229,080
        FGIC Insured, 5.00%, 5/15/30 ...........................................................        2,750,000         2,818,805
        FGIC Insured, 5.00%, 5/15/38 ...........................................................        3,000,000         3,205,770
    Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase
      3-A, AMBAC Insured, 5.00%, 6/01/34 .......................................................        3,755,000         4,034,184
        Series A, AMBAC Insured, 5.00%, 6/01/25 ................................................        1,000,000         1,080,340
    Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ...........        3,290,000         3,463,942
    Louisville Waterworks Board Water System Revenue, Louisville Water Co., Refunding,
      FSA Insured,
        5.25%, 11/15/24 ........................................................................        2,500,000         2,646,600
        5.50%, 11/15/25 ........................................................................        2,000,000         2,127,180
    McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
      6.40%, 11/01/07 ..........................................................................          500,000           500,625
    Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ...........................        1,500,000         1,587,360
    Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ............        1,270,000         1,309,116


                                        Quarterly Statements of Investments | 95

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
      5/01/24 ..................................................................................     $  5,680,000     $   6,093,447
    Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ........          800,000           835,864
                                                                                                                      -------------
                                                                                                                        114,524,583
                                                                                                                      -------------
    U.S. TERRITORIES 18.4%
    PUERTO RICO 13.9%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.375%, 5/15/33 ...............................................................        1,780,000         1,856,522
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
        5.125%, 7/01/31 ........................................................................        3,125,000         3,249,281
        Pre-Refunded, 5.125%, 7/01/31 ..........................................................        1,875,000         2,005,106
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................        2,500,000         2,738,025
        Series K, 5.00%, 7/01/27 ...............................................................        3,000,000         3,175,620
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ........        5,000,000         5,396,700
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.25%, 7/01/36 ....................................................          455,000           480,585
        Series D, Pre-Refunded, 5.25%, 7/01/36 .................................................          995,000         1,078,242
                                                                                                                      -------------
                                                                                                                         19,980,081
                                                                                                                      -------------
    VIRGIN ISLANDS 4.5%
    Virgin Islands PFAR,
        Gross Receipts Taxes Loan Notes, FGIC Insured, 5.00%, 10/01/28 .........................        4,000,000         4,359,360
        senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ....................        2,000,000         2,075,760
                                                                                                                      -------------
                                                                                                                          6,435,120
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                         26,415,201
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $133,689,336) ............................................                        140,939,784
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 1.0%
    MUNICIPAL BONDS 1.0%
    KENTUCKY 1.0%
  a Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.60%, 6/01/32 .........          415,000           415,000
  a Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust, Series A,
      Weekly VRDN and Put, 3.65%, 2/01/32 ......................................................          666,000           666,000
  a Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.65%, 9/01/34 ..................          365,000           365,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,446,000) .............................................                          1,446,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $135,135,336) 98.9% ................................................                        142,385,784
    OTHER ASSETS, LESS LIABILITIES 1.1% ........................................................                          1,596,241
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 143,982,025
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


96 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.8%
    MUNICIPAL BONDS 96.8%
    LOUISIANA 92.6%
    Bossier City Public Improvement Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded,
      5.00%,
        12/01/19 ...............................................................................     $  1,145,000     $   1,178,365
        12/01/21 ...............................................................................        1,875,000         1,929,638
        12/01/22 ...............................................................................        1,515,000         1,559,147
    Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ....................        1,900,000         2,030,644
    Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
      Project, MBIA Insured, 5.25%,
        5/01/21 ................................................................................        1,505,000         1,611,148
        5/01/33 ................................................................................        2,500,000         2,651,175
    De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
      5.65%, 12/01/21 ..........................................................................        1,000,000         1,028,720
    De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
      9/01/29 ..................................................................................       11,500,000        12,362,500
    Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
      FHA Insured, ETM, 7.20%, 8/01/10 .........................................................        1,380,000         1,548,153
    East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A,
      6.10%, 10/01/29 ..........................................................................          195,000           198,578
    East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 .......        3,325,000         3,555,356
    East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
      FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ...............................................        1,000,000         1,065,360
    East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A,
      AMBAC Insured, 5.00%, 2/01/24 ............................................................        2,000,000         2,145,100
    Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
      AMBAC Insured, 5.00%, 7/15/33 ............................................................        5,000,000         5,199,350
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
      11/01/27 .................................................................................        5,000,000         5,302,000
    Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA Insured,
      5.00%, 4/01/29 ...........................................................................        3,060,000         3,250,393
    Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured, 5.00%,
      10/01/29 .................................................................................        2,925,000         3,117,611
    Jefferson Sales Tax District Special Sales Tax Revenue,
        AMBAC Insured, 5.00%, 12/01/22 .........................................................        2,000,000         2,157,580
        Refunding, FSA Insured, 5.00%, 12/01/22 ................................................        3,000,000         3,095,580
        Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 .......................................        4,195,000         4,410,120
    Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc. Project,
      MBIA Insured, 5.00%, 10/01/22 ............................................................        1,500,000         1,608,270
    Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 .............           30,000            34,131
    Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 .................................        5,000,000         5,335,850
    Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 .........................           55,000            58,682
    Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
      4/01/29 ..................................................................................        2,200,000         2,400,310
    Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ..............          535,000           536,113


                                        Quarterly Statements of Investments | 97

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA (CONTINUED)
    Louisiana Local Government Environmental Facilities and CDA Revenue,
        Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ...........     $  1,000,000     $   1,079,920
        Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ........................        2,215,000         2,320,345
        Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ..................................        4,040,000         4,385,016
        MBIA Insured, 5.00%, 12/01/26 ..........................................................        3,000,000         3,161,610
        Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 .....        2,000,000         2,138,400
        Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .....        2,000,000         2,139,320
        Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 .........        3,000,000         3,198,030
    Louisiana Local Government Environmental Facilities CDA Revenue, Baton Rouge Apartments,
      Series A, MBIA Insured, 6.375%, 1/01/30 ..................................................        4,265,000         4,557,408
    Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%,
      4/01/29 ..................................................................................        1,000,000         1,089,900
    Louisiana Public Facilities Authority Hospital Revenue,
        Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ........................          595,000           610,375
        Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/19 ..........        3,155,000         3,257,569
        Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 .............................        4,500,000         4,650,705
        Touro Infirmary Project, Series A, 5.625%, 8/15/29 .....................................        6,000,000         6,050,100
    Louisiana Public Facilities Authority Revenue,
        Centenary College Project, Refunding, 5.75%, 2/01/29 ...................................        7,300,000         7,502,794
        Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 ...................        1,500,000         1,550,190
        Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ....................        1,540,000         1,653,252
        FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ................        5,000,000         5,404,700
        Grambling University Project, Black and Gold Facilities Project, Series A, CIFG Insured,
          5.00%, 7/01/30 .......................................................................        5,000,000         5,353,150
        Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ..............        1,900,000         1,903,116
        Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 .................        2,500,000         2,710,525
        Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 .................        3,000,000         3,180,840
        Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 ........        1,000,000         1,030,450
        Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ........        6,015,000         6,195,029
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
      AMBAC Insured, 5.00%, 6/01/23 ............................................................        5,000,000         5,420,300
    Louisiana State Gas and Fuels Tax Revenue, Series A,
        AMBAC Insured, 5.00%, 6/01/27 ..........................................................        3,500,000         3,663,905
        FGIC Insured, 5.00%, 5/01/27 ...........................................................        2,000,000         2,135,620
        FSA Insured, 5.00%, 5/01/31 ............................................................       10,000,000        10,793,400
    Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
        7/15/24 ................................................................................        3,475,000         3,749,872
        7/15/25 ................................................................................        2,765,000         2,976,854
    Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
        AMBAC Insured, 5.00%, 5/01/21 ..........................................................        2,500,000         2,632,375
        Series A, MBIA Insured, 5.375%, 3/01/19 ................................................        3,000,000         3,135,810
    Louisiana State University and Agricultural and Mechanical College Board Revenue,
        AMBAC Insured, 5.00%, 7/01/22 ..........................................................        5,000,000         5,351,800
        Auxiliary, FGIC Insured, 5.00%, 7/01/31 ................................................        3,000,000         3,229,140
        Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 .....................................        1,500,000         1,598,130
    Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 .............................        1,535,000         1,672,290


98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA (CONTINUED)
    New Orleans GO,
        Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ...........................................    $  1,000,000     $   1,029,740
        Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ......................................       1,485,000         1,603,488
        Public Improvement, FGIC Insured, 5.25%, 12/01/21 .......................................       1,295,000         1,390,429
        Public Improvement, FGIC Insured, 5.125%, 12/01/26 ......................................       2,000,000         2,105,460
        Refunding, MBIA Insured, 5.125%, 9/01/21 ................................................       2,000,000         2,125,820
    Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
      11/01/14 ..................................................................................         580,000           592,168
    Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%,
      9/01/20 ...................................................................................       1,000,000         1,022,390
    Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ....................       1,950,000         1,957,956
    Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
      Refunding, FSA Insured, 5.75%, 5/15/21 ....................................................       2,500,000         2,654,275
    Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC
      Insured, Pre-Refunded, 5.75%, 9/01/24 .....................................................       1,410,000         1,544,444
    Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
      ETM, 7.25%, 8/01/10 .......................................................................         595,000           634,097
    Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
      10/01/16 ..................................................................................       1,000,000         1,054,180
    St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
      9/01/10 ...................................................................................         435,000           495,287
    St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ................       2,500,000         2,607,025
    St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
        7/01/10 .................................................................................          40,000            42,412
        7/01/11 .................................................................................          50,000            57,707
    State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
      Cajundome, MBIA Insured, Pre-Refunded, 5.65%, 9/01/26 .....................................       3,080,000         3,188,200
    Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
      Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ..........................       2,155,000         2,369,660
    University of Louisiana System Board of Supervisors Lease Revenue,
        LaFayette Cajundome Convention, MBIA Insured, Pre-Refunded, 6.25%, 9/01/29 ..............       1,200,000         1,307,544
        Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ...................       1,000,000         1,046,680
                                                                                                                      -------------
                                                                                                                        219,681,076
                                                                                                                      -------------
    U.S. TERRITORIES 4.2%
    PUERTO RICO 2.9%
    Puerto Rico Commonwealth GO, Public Improvement,
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..............................................       4,400,000         4,720,408
        Series A, 5.00%, 7/01/33 ................................................................       2,000,000         2,089,840
                                                                                                                      -------------
                                                                                                                          6,810,248
                                                                                                                      -------------
    VIRGIN ISLANDS 1.3%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....       3,000,000         3,111,420
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES ......................................................................                         9,921,668
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $217,775,605) .............................................                       229,602,744
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 99

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 1.7%
    MUNICIPAL BONDS 1.7%
    LOUISIANA 1.4%
  a Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 3.66%,
      12/01/15 .................................................................................     $  2,200,000     $   2,200,000
  a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 3.60%, 9/01/17 .........................        1,200,000         1,200,000
                                                                                                                      -------------
                                                                                                                          3,400,000
                                                                                                                      -------------
    U.S. TERRITORIES 0.3%
    PUERTO RICO 0.3%
  a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 3.29%, 12/01/15 .....................................................          109,000           109,000
  a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................          570,000           570,000
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                            679,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,079,000) .............................................                          4,079,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $221,854,605) 98.5% ................................................                        233,681,744
    OTHER ASSETS, LESS LIABILITIES 1.5% ........................................................                          3,673,152
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 237,354,896
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


100 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.0%
    MUNICIPAL BONDS 98.0%
    MARYLAND 85.3%
    Anne Arundel County GO, Refunding, 4.625%, 3/01/32 .........................................     $  2,000,000     $   2,088,520
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%,
      9/01/39 ..................................................................................       25,095,000        27,539,504
    Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ..................        1,000,000         1,065,220
    Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding, Series A,
      7.00%, 8/01/11 ...........................................................................        2,025,000         2,027,470
    Baltimore GO, Consolidated Public Improvement,
        Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ..................................        1,500,000         1,552,410
        Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ...................................        3,300,000         3,519,285
        Series B, 7.15%, 10/15/08 ..............................................................        1,000,000         1,064,590
    Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%,
      10/01/11 .................................................................................        1,850,000         1,928,773
    Baltimore Project Revenue,
        Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ..........................        7,630,000         8,074,295
        Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............        4,000,000         4,168,560
        Wastewater Projects, Series B, MBIA Insured, 5.00%, 7/01/35 ............................        2,600,000         2,796,820
        Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ...........................        5,000,000         5,435,700
        Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/36 ...........................        6,125,000         6,638,397
        Water Projects, Series A, MBIA Insured, 5.00%, 7/01/35 .................................        4,240,000         4,564,148
    Baltimore Revenue,
        Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ...............        5,000,000         5,285,450
        Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .....................       10,000,000        10,756,000
    Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
        5.375%, 1/01/16 ........................................................................        2,000,000         2,093,700
        5.50%, 1/01/19 .........................................................................        1,000,000         1,036,300
        5.625%, 1/01/25 ........................................................................        2,000,000         2,104,440
    Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 .........................        1,125,000         1,167,851
    Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%,
      6/01/11 ..................................................................................        1,900,000         1,901,862
    Maryland State CDA Department of Housing and CDR,
        Housing, Series A, 6.00%, 7/01/32 ......................................................        4,000,000         4,140,040
        Residential, Series D, 5.25%, 9/01/29 ..................................................        3,545,000         3,617,672
        Series B, 5.35%, 9/01/30 ...............................................................          895,000           913,840
        SF Program, First Series, 5.00%, 4/01/17 ...............................................           40,000            41,231
        SF Program, Second Series, 5.00%, 4/01/17 ..............................................        3,000,000         3,085,020
    Maryland State EDC Student Housing Revenue,
        University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
          7/01/30 ..............................................................................        3,245,000         3,503,562
        University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
          7/01/35 ..............................................................................        3,675,000         3,946,619
        University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25 ..        2,500,000         2,708,100
        University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28 ..        2,000,000         2,161,540
        University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ..        3,000,000         3,230,010
    Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
      AMBAC Insured, 5.00%, 7/01/19 ............................................................        1,710,000         1,807,094
    Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
      Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 .........................        3,000,000         3,085,920


                                       Quarterly Statements of Investments | 101

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Maryland State Health and Higher Educational Facilities Authority Revenue,
        Anne Arundel Health System, Series A, 5.125%, 7/01/34 ..................................     $  2,500,000     $   2,630,375
        Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ..............................        8,365,000         8,615,113
        Carroll County General Hospital, 6.00%, 7/01/26 ........................................        2,000,000         2,154,500
        Carroll County General Hospital, 5.80%, 7/01/32 ........................................        5,000,000         5,362,800
        Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .................................          715,000           780,051
        Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ............................        2,205,000         2,381,444
        Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ............................        2,025,000         2,173,979
        Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/19 ......................        1,515,000         1,582,311
        Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/29 ......................        2,250,000         2,349,967
        Doctors Community Hospital, Refunding, 5.75%, 7/01/13 ..................................        2,480,000         2,482,009
        Edenwald, Series A, 5.40%, 1/01/31 .....................................................        1,000,000         1,051,850
        Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .................................       11,000,000        12,375,440
        Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...........................        9,395,000        10,013,849
        Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...........................        5,000,000         5,355,600
        Loyola College, Series A, 5.00%, 10/01/40 ..............................................        8,525,000         8,990,806
        Maryland Institute College of Art, 5.00%, 6/01/35 ......................................        2,000,000         2,098,600
        Maryland Institute College of Art, 5.625%, 6/01/36 .....................................        3,600,000         3,809,376
        Maryland Institute College of Art, 5.00%, 6/01/40 ......................................        6,000,000         6,286,260
        Mercy Medical Center, Refunding, 5.625%, 7/01/31 .......................................        5,500,000         5,766,805
        North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ...................................        1,000,000         1,107,650
        North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ...................................        1,320,000         1,462,098
        Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 .............          655,000           687,403
        Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .............        5,000,000         5,350,700
        Peninsula Regional Medical Center, 5.00%, 7/01/36 ......................................        7,000,000         7,380,940
        Roland Park Place Project, Refunding, 5.625%, 7/01/18 ..................................        2,500,000         2,513,650
        Roland Park Place Project, Refunding, 5.625%, 7/01/24 ..................................        2,680,000         2,693,132
        Union Hospital Cecil County Issue, 5.00%, 7/01/35 ......................................        3,015,000         3,158,273
        University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ....................       11,000,000        12,275,670
        Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 .....................        5,000,000         5,148,500
        Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 .....................        7,100,000         7,263,655
        Western Maryland Health, Series A, MBIA Insured, 4.75%, 7/01/36 ........................       10,000,000        10,333,900
    Maryland State Health and Higher Revenue, John Hopkins University, Series A, 5.00%,
      7/01/32 ..................................................................................       29,000,000        30,360,970
    Maryland State Stadium Authority Lease Revenue, Convention Center Expansion,
      AMBAC Insured, 5.875%, 12/15/14 ..........................................................        4,655,000         4,658,026
    Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
        5.75%, 3/01/22 .........................................................................        5,000,000         5,024,800
        5.80%, 3/01/26 .........................................................................        2,045,000         2,055,389
    Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
      AMBAC Insured, 5.00%, 7/01/28 ............................................................        3,975,000         4,264,579
    Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27 .....        8,000,000         8,466,480
    Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA
      Insured,  5.00%,
        7/01/27 ................................................................................        5,890,000         6,323,092
        7/01/31 ................................................................................        7,455,000         7,982,963
        7/01/32 ................................................................................        7,165,000         7,667,553
        7/01/34 ................................................................................        7,500,000         8,020,950


102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Montgomery County GO,
        4.75%, 4/01/22 .........................................................................     $  3,000,000     $   3,182,490
        Consolidated, Public Improvement, Series A, 5.00%, 6/01/24 .............................        5,000,000         5,447,000
        Pre-Refunded, 4.75%, 2/01/17 ...........................................................        5,000,000         5,284,850
    Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured, 6.00%,
      7/01/37 ..................................................................................        2,500,000         2,552,275
    Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC
      Insured, 5.00%, 7/01/32 ..................................................................        6,450,000         6,849,964
    Prince George's County GO, Consolidated Public Improvement,
        4.40%, 9/15/22 .........................................................................       10,000,000        10,311,800
        MBIA Insured, 5.00%, 4/15/18 ...........................................................        2,100,000         2,162,013
    Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, MBIA Insured,
      4.75%, 6/30/30 ...........................................................................        4,000,000         4,127,360
    St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
      AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 ..............................................        2,000,000         2,143,540
    Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
        4/01/27 ................................................................................          425,000           467,050
        4/01/32 ................................................................................        1,500,000         1,648,410
                                                                                                                      -------------
                                                                                                                        403,688,203
                                                                                                                      -------------
    U.S. TERRITORIES 12.7%
    PUERTO RICO 11.2%
    Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................        1,520,000         1,633,438
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................        4,360,000         4,662,540
        Refunding, FSA Insured, 5.25%, 7/01/27 .................................................        1,015,000         1,088,090
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................        2,870,000         3,033,073
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................        5,000,000         5,444,650
        Series G, 5.00%, 7/01/33 ...............................................................        7,000,000         7,314,440
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 7/01/31 ............................................................        5,000,000         5,427,400
    Puerto Rico Electric Power Authority Power Revenue,
        Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ......................................        5,000,000         5,393,550
        Series HH, FSA Insured, 5.25%, 7/01/29 .................................................       10,780,000        11,484,581
        Series II, 5.25%, 7/01/31 ..............................................................        3,000,000         3,208,080
        Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................        2,000,000         2,149,880
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.25%, 7/01/36 ....................................................          520,000           549,240
        Series D, Pre-Refunded, 5.25%, 7/01/36 .................................................        1,480,000         1,603,817
                                                                                                                      -------------
                                                                                                                         52,992,779
                                                                                                                      -------------


                                       Quarterly Statements of Investments | 103

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.5%
    Virgin Islands PFAR,
        Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ...........................     $  2,000,000     $   2,165,200
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................        1,700,000         1,763,138
        senior lien, Refunding, Series A, 5.50%, 10/01/14 ......................................        3,300,000         3,426,720
                                                                                                                      -------------
                                                                                                                          7,355,058
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                         60,347,837
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $440,379,843) ............................................                        464,036,040
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 0.3%
    MUNICIPAL BONDS 0.3%
    MARYLAND 0.3%
  a Baltimore County Revenue, Oak Crest Village Inc. Project, Series A, Weekly VRDN and Put,
      3.48%, 1/01/29 ...........................................................................          835,000           835,000
  a Maryland State Economic Development Corp. Revenue,
        Multi-Modal, U.S. Pharmacopeial, AMBAC Insured, Daily VRDN and Put, 3.65%,
          7/01/36 ..............................................................................          200,000           200,000
        U.S. Pharmacopeial Project, Refunding, Series B, AMBAC Insured, Daily VRDN and Put,
          3.75%, 7/01/34 .......................................................................          125,000           125,000
  a Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series A,
      AMBAC Insured, Daily VRDN and Put, 3.64%, 7/01/34 ........................................          380,000           380,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,540,000) .............................................                          1,540,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $441,919,843) 98.3% ................................................                        465,576,040
    OTHER ASSETS, LESS LIABILITIES 1.7% ........................................................                          7,957,999
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 473,534,039
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


104 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.3%
    MUNICIPAL BONDS 98.3%
    MASSACHUSETTS 98.3%
    Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ..................................................   $      1,465,000  $    1,590,477
    Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
      5.00%, 5/01/27 ...........................................................................          3,970,000       4,210,622
    Boston GO, Series A, MBIA Insured, 5.00%,
        2/01/21 ................................................................................          3,000,000       3,164,100
        2/01/22 ................................................................................          2,940,000       3,096,584
    Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 .....................          1,750,000       1,806,665
    Dudley Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ........          3,140,000       3,603,715
    Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25 ......................          4,000,000       4,295,840
    Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 .........          1,000,000       1,078,440
    Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 .......          9,805,000      10,446,149
    Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 ...................................          2,055,000       2,179,841
    Lawrence GO,
        AMBAC Insured, 5.00%, 2/01/21 ..........................................................          1,000,000       1,045,680
      a State Qualified, Refunding, FSA Insured, 5.00%, 2/01/21 ................................          4,000,000       4,369,360
    Lowell GO,
        FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 .............................................          1,595,000       1,721,037
        State Qualified, AMBAC Insured, 5.00%, 2/01/21 .........................................          1,330,000       1,416,902
        State Qualified, AMBAC Insured, 5.00%, 2/01/22 .........................................          1,405,000       1,494,765
    Ludlow GO, School Project, Limited Tax, MBIA Insured,
        7.30%, 11/01/07 ........................................................................            210,000         216,985
        7.30%, 11/01/08 ........................................................................            210,000         224,496
        7.40%, 11/01/09 ........................................................................            210,000         232,676
    Mansfield GO, Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.125%, 8/15/17 ..........          1,685,000       1,720,217
    Martha's Vineyard Land Bank Revenue, AMBAC Insured,
        4.875%, 5/01/22 ........................................................................          2,000,000       2,122,320
        5.00%, 5/01/32 .........................................................................          2,000,000       2,117,760
        5.00%, 5/01/34 .........................................................................          7,000,000       7,453,810
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
        Series C, FGIC Insured, 5.25%, 3/01/15 .................................................          2,000,000       2,231,840
        Series D, MBIA Insured, 5.00%, 3/01/27 .................................................          5,000,000       5,067,050
    Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
      FGIC Insured, 5.00%, 7/01/27 .............................................................          5,000,000       5,355,650
    Massachusetts State College Building Authority Project Revenue,
        Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ...................          2,000,000       2,099,280
        Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ......................................          5,000,000       6,301,700
        Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ...........................................          5,000,000       5,220,200
        Series A, AMBAC Insured, 5.00%, 5/01/36 ................................................          8,000,000       8,602,240
    Massachusetts State Development Finance Agency Revenue,
        Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 ..........................          3,600,000       3,870,756
        Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 ..........................         25,305,000      27,149,734
        Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ...........................          2,000,000       2,068,160
        Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
          2/01/34 ...............................................................................        22,400,000      23,701,440
        MBIA Insured, 5.20%, 7/01/32 ...........................................................          2,250,000       2,424,353
        Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 .................................          4,000,000       4,373,360
        Series A, GNMA Secured, 6.90%, 10/20/41 ................................................          2,090,000       2,401,389


                                       Quarterly Statements of Investments | 105

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Development Finance Agency Revenue, (continued)
        Western New England, Series A, Assured Guaranty, 5.00%, 9/01/33 .........................  $      9,000,000  $    9,582,570
        Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ................         1,500,000       1,613,370
    Massachusetts State GO,
        Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 ..................         5,000,000       5,494,950
        Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ................         9,645,000      10,495,207
        Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 ..........................         3,430,000       3,677,200
        Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 .................           965,000       1,034,548
        MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..............................................         4,100,000       4,395,487
        Refunding, Series B, FSA Insured, 5.25%, 9/01/21 ........................................        10,000,000      11,538,400
    Massachusetts State Health and Educational Facilities Authority Revenue,
        Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 .................................         5,000,000       5,345,200
        Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 .................         3,000,000       3,075,990
        Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ...............         1,000,000       1,000,610
        Catholic Health East, Series A, AMBAC Insured, 5.00%, 11/15/28 ..........................         6,575,000       6,790,857
        Harvard University, Series FF, 5.125%, 7/15/37 ..........................................         3,000,000       3,199,050
        New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 .............        10,000,000      10,509,600
        Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ........................         1,250,000       1,301,638
        Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .....................         5,000,000       5,090,650
        Springfield College, AMBAC Insured, 5.00%, 10/15/27 .....................................         2,500,000       2,560,700
        Tufts University, Series I, 5.25%, 2/15/30 ..............................................         4,000,000       4,232,240
        University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ...................         3,000,000       3,194,430
        University of Massachusetts, Worcester Campus, Series B, FGIC Insured, 5.25%,
          10/01/31 ..............................................................................         3,500,000       3,738,980
        University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
          10/01/29 ..............................................................................         4,000,000       4,370,400
        University of Massachusetts Project, Series C, MBIA Insured, 5.25%, 10/01/31 ............         1,500,000       1,622,325
        Wellesley College, Series F, 5.125%, 7/01/39 ............................................         7,500,000       7,790,475
        Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 ..............................         1,770,000       1,912,591
    Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
      4/01/21 ...................................................................................           430,000         561,997
    Massachusetts State HFA Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%,
      7/01/30 ...................................................................................         2,000,000       2,140,500
    Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket Electric
      Co., Series A, AMBAC Insured, 5.875%, 7/01/17 .............................................         4,000,000       4,084,280
    Massachusetts State Industrial Finance Agency Revenue,
        Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 ......................................         1,560,000       1,602,182
        St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 ..................................         2,665,000       2,694,608
        Suffolk University, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/27 .........................         4,000,000       4,118,080
        Trustees Deerfield Academy, 5.25%, 10/01/27 .............................................         2,800,000       2,893,184
        Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................         4,000,000       4,167,920
        WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ...................         2,500,000       2,584,175
        Worcester Polytechnical Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 .............         3,720,000       3,833,237
        Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ...         2,000,000       2,065,560
        Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 ..         4,000,000       4,121,920


106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Port Authority Revenue,
        Series A, AMBAC Insured, 5.00%, 7/01/35 ................................................   $     14,915,000  $   15,965,613
        Series A, FSA Insured, 5.125%, 7/01/17 .................................................          2,000,000       2,104,100
        Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 .....................          2,215,000       2,278,393
        Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 .....................          2,000,000       2,056,900
        Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 ......................          7,450,000       7,667,168
        Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 ......................            845,000         869,632
        US Airways Project, MBIA Insured, 6.00%, 9/01/21 .......................................          4,700,000       4,970,814
        US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ............................          4,500,000       4,595,490
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      FSA Insured, 5.00%, 8/15/30 ..............................................................         13,250,000      14,224,272
    Massachusetts State Special Obligation Dedicated Tax Revenue,
        FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 .............................................          5,000,000       5,504,400
        Refunding, FGIC Insured, 5.50%, 1/01/25 ................................................          5,615,000       6,780,393
        Refunding, FGIC Insured, 5.50%, 1/01/34 ................................................          8,000,000       9,833,440
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
        Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ......................................          9,000,000       9,180,630
        sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 ...........................          4,600,000       4,696,278
        sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..........................         10,000,000      10,207,400
    Massachusetts State Water Pollution Abatement Trust Revenue,
        Pool Program Bonds, Series 6, 5.50%, 8/01/30 ...........................................          2,620,000       2,799,863
        Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 .............................          1,075,000       1,157,205
        Pool Program Bonds, Series 7, 5.125%, 2/01/31 ..........................................          4,300,000       4,537,059
        Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ............................          1,700,000       1,808,630
        Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ...............          3,995,000       4,242,610
        Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ............          1,005,000       1,071,250
    Massachusetts State Water Resources Authority Revenue,
        General, Refunding, Series A, MBIA Insured, 5.00%, 8/01/34 .............................         10,700,000      11,601,047
        Refunding, Series J, FSA Insured, 5.00%, 8/01/32 .......................................          9,000,000       9,446,400
        Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ...................................          9,275,000      10,046,495
    Monson GO, AMBAC Insured, 5.25%, 11/01/23 ..................................................          1,675,000       1,845,967
    New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 .......................          3,685,000       3,915,497
    Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
      10/01/18 .................................................................................          2,000,000       2,099,500
    Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
      5.375%, 6/15/33 ..........................................................................         15,475,000      16,424,701
    Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 ...................................          2,795,000       3,054,404
    Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ......................................          2,075,000       2,213,174
    Springfield GO, Municipal Purpose Loan,
        FGIC Insured, 5.00%, 8/01/21 ...........................................................          5,000,000       5,335,250
        FSA Insured, Pre-Refunded, 5.00%, 11/15/18 .............................................          1,500,000       1,556,505
    Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, 5.00%,
      11/01/21 .................................................................................          2,775,000       2,957,290
    University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
      5.25%,
        11/01/23 ...............................................................................          2,155,000       2,378,926
        11/01/28 ...............................................................................          5,035,000       5,558,187


                                       Quarterly Statements of Investments | 107

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,
      AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29 .............................................   $      3,000,000  $    3,344,400
    Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ........          1,960,000       2,088,674
    Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ................................................          1,230,000       1,316,518
    Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ...........................          1,335,000       1,358,242
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $479,744,496) ............................................                        512,003,421
    SHORT TERM INVESTMENTS 1.6%                                                                                      --------------

    SHORT TERM INVESTMENTS 1.6%
    MUNICIPAL BONDS 1.6%
    MASSACHUSETTS 1.6%
  b Massachusetts State GO, Consolidated Loan,
        Series A, Daily VRDN and Put, 3.73%, 3/01/26 ...........................................            500,000         500,000
        Series B, Daily VRDN and Put, 3.73%, 3/01/26 ...........................................          5,000,000       5,000,000
  b Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
      Program, Series D, MBIA Insured, Daily VRDN and Put, 3.66%, 1/01/35 ......................            700,000         700,000
  b Massachusetts State Water Resources Authority Revenue, Multi Modal, General, Refunding,
      Sub Series C, Daily VRDN and Put, 3.73%, 8/01/20 .........................................          2,000,000       2,000,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,200,000) .............................................                          8,200,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $487,944,496) 99.9% ................................................                        520,203,421
    OTHER ASSETS, LESS LIABILITIES 0.1% ........................................................                            302,636
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $  520,506,057
                                                                                                                     ==============


See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


108 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.3%
    MUNICIPAL BONDS 98.3%
    MICHIGAN 91.8%
    Adrian City School District GO, FSA Insured, 5.00%,
        5/01/26 ................................................................................   $      1,960,000  $    2,097,455
        5/01/29 ................................................................................          2,125,000       2,271,200
        5/01/34 ................................................................................          6,690,000       7,128,128
    Allegan Public School GO, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ......................          4,165,000       4,202,485
    Allendale Public School District GO,
        2006, School Building and Site, FGIC Insured, 5.125%, 5/01/27 ..........................          1,865,000       1,983,726
        2006, School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ............          1,360,000       1,465,862
        School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ..................          3,225,000       3,476,034
        School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ..................          5,490,000       5,917,342
    Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 ......................          1,665,000       1,679,153
    Anchor Bay School District GO, School Building and Site,
        Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ...................................          2,000,000       2,114,800
        Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ..................................          5,000,000       5,348,400
        Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ..................................          3,750,000       4,017,300
    Avondale School District GO,
        AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ............................................          4,000,000       4,036,000
    School Building and Site, FSA Insured, 5.00%, 5/01/29 ......................................          9,000,000       9,545,580
        Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31 .....          6,000,000       6,500,520
    Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
        11/01/27 ...............................................................................          5,000,000       5,377,950
        11/01/33 ...............................................................................          2,590,000       2,774,848
    Brown City Community School District GO, Building and Site, FGIC Insured,
        5.00%, 5/01/31 .........................................................................          3,200,000       3,349,856
        Pre-Refunded, 5.00%, 5/01/26 ...........................................................          4,445,000       4,738,859
    Caledonia Community Schools GO, MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 .................          4,500,000       4,542,300
    Carmen-Ainsworth Community School District GO, FGIC Insured, 5.00%, 5/01/27 ................          2,950,000       3,123,785
    Central Michigan University Revenue,
        FGIC Insured, 5.00%, 10/01/27 ..........................................................            500,000         510,705
        General, AMBAC Insured, 5.00%, 10/01/34 ................................................          8,905,000       9,588,459
        Series A, AMBAC Insured, 5.05%, 10/01/32 ...............................................         10,000,000      10,651,700
    Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 ..............          1,400,000       1,480,360
    Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
      5/01/21 ..................................................................................          3,550,000       3,774,786
    Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ...........          5,000,000       5,215,500
    Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ..........          6,500,000       6,955,130
    Coopersville Area Public Schools, School Building and Site, FSA Insured, 5.00%,
      5/01/31 ..................................................................................          5,000,000       5,396,700
    De Witt Public Schools GO, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/21 .....................          6,905,000       6,965,764
    Dearborn EDC Hospital Revenue, Oakwood Obligation Group,
        Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 ......................................          1,000,000       1,000,620
        Series A, FGIC Insured, 5.75%, 11/15/15 ................................................            100,000         101,082
    Detroit City School District GO,
        School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          5/01/23 ..............................................................................          2,650,000       2,869,924
        School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ..........          2,000,000       2,117,760
        Series A, FSA Insured, 6.00%, 5/01/29 ..................................................         10,000,000      12,567,700
        Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ...................................         38,330,000      41,215,866


                                       Quarterly Statements of Investments | 109

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ...................   $     10,610,000  $   11,184,744
    Detroit Sewage Disposal Revenue,
        senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ..........................         16,300,000      17,214,104
        Series A, MBIA Insured, 5.00%, 7/01/27 .................................................         22,000,000      22,353,980
        Series A, MBIA Insured, Pre-Refunded, 5.50%, 7/01/20 ...................................            215,000         219,541
    Detroit Water Supply System Revenue,
        FGIC Insured, ETM, 6.25%, 7/01/12 ......................................................          1,455,000       1,562,772
        second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ....................................         20,000,000      21,829,000
        second lien, Series B, MBIA Insured, 5.00%, 7/01/34 ....................................          8,875,000       9,404,216
        senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ....................................         11,400,000      11,915,280
        senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 .....................          1,500,000       1,615,905
        senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ......................          9,625,000      10,311,693
        senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 ....................................          4,930,000       5,009,324
        senior lien, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 ......................            820,000         835,022
        Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 ...................................          5,270,000       5,717,528
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...............          5,500,000       5,621,825
    East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
      5/01/29 ..................................................................................          4,775,000       5,049,085
    Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, Pre-Refunded,
      5.00%,
        6/01/28 ................................................................................          6,730,000       7,295,185
        6/01/33 ................................................................................         14,700,000      15,934,506
    Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
        5.00%, 5/01/26 .........................................................................          2,700,000       2,889,351
        5.00%, 5/01/29 .........................................................................            820,000         874,243
        Pre-Refunded, 5.00%, 5/01/29 ...........................................................          1,930,000       2,108,158
    Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 ...............          5,000,000       5,184,850
    Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
      2/15/25 ..................................................................................            100,000         100,403
    Fennville Public Schools GO, School Building and Site, FGIC Insured, 5.00%,
        5/01/30 ................................................................................          3,200,000       3,411,680
        5/01/34 ................................................................................          3,250,000       3,456,408
    Ferris State University Revenue,
        AMBAC Insured, Pre-Refunded, 5.85%, 10/01/22 ...........................................          2,500,000       2,543,325
        AMBAC Insured, Pre-Refunded, 5.90%, 10/01/26 ...........................................          6,840,000       6,959,563
        FGIC Insured, 5.25%, 10/01/26 ..........................................................          1,500,000       1,589,535
        FGIC Insured, 5.25%, 10/01/31 ..........................................................          3,255,000       3,433,341
    Fowlerville Community School District GO, FGIC Insured, 5.00%,
        5/01/30 ................................................................................          1,990,000       2,125,599
        5/01/34 ................................................................................          8,145,000       8,689,167
    Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 .....................          4,000,000       4,293,920
    Gladstone Area Public Schools GO, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/26 ..............          1,500,000       1,512,015
    Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
      5/01/28 ..................................................................................          4,250,000       4,548,052
    Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ..........................          2,000,000       2,125,440
    Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
        5.00%, 10/01/28 ........................................................................          3,590,000       3,791,794
        Pre-Refunded, 5.00%, 10/01/28 ..........................................................          2,410,000       2,594,871


110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
      6.875%, 6/01/24 ..........................................................................   $      7,500,000  $    7,511,700
    Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
        1/01/30 ................................................................................          7,500,000       8,084,700
        1/01/34 ................................................................................          7,795,000       8,379,157
    Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 ............................          3,500,000       3,775,065
    Grosse Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 .........          5,250,000       5,302,500
    Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 ........................          2,000,000       2,035,220
    Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%,
      8/01/47 ..................................................................................          4,400,000       4,525,884
    Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 .......         30,000,000      32,376,900
    Haslett Public School District GO, MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 ..............          3,900,000       3,934,320
    Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ............            700,000         701,687
    Hazel Park School District GO, FSA Insured, 5.00%,
        5/01/27 ................................................................................          9,000,000       9,491,490
        5/01/32 ................................................................................         12,475,000      13,143,785
    Healthsource Saginaw Inc. Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 ..................          4,145,000       4,435,233
    Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
        5.70%, 5/01/21 .........................................................................          2,025,000       2,042,820
        5.50%, 5/01/26 .........................................................................          1,000,000       1,008,010
    Howell Public Schools GO, MBIA Insured, Pre-Refunded,
        5.875%, 5/01/22 ........................................................................          2,000,000       2,109,080
        6.00%, 5/01/25 .........................................................................          1,600,000       1,616,000
    Huron School District GO, FSA Insured, Pre-Refunded,
        5.25%, 5/01/21 .........................................................................          1,500,000       1,605,000
        5.375%, 5/01/26 ........................................................................          2,500,000       2,687,650
    Huron Valley School District GO, FGIC Insured, Pre-Refunded,
        5.875%, 5/01/16 ........................................................................            100,000         100,950
        5.75%, 5/01/22 .........................................................................          2,450,000       2,472,050
    Jackson Brownfield RDAR, FGIC Insured,
        5.125%, 6/01/22 ........................................................................          2,290,000       2,442,560
        5.125%, 6/01/24 ........................................................................          1,215,000       1,295,943
        5.25%, 6/01/26 .........................................................................          2,820,000       3,029,526
        5.375%, 6/01/30 ........................................................................          5,830,000       6,332,138
    Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/34 ..................................................................................          6,620,000       7,040,436
    Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 ..........          4,000,000       4,192,880
    Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
        Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ..................          3,805,000       4,018,499
        Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.25%, 5/15/18 .................            115,000         118,935
        Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.50%, 5/15/28 .................         10,000,000      10,377,100
        Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 ....................            135,000         139,097
    Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 ............................         21,885,000      22,363,625
    Lake Shore Public Schools GO, Macomb County, FSA Insured, Pre-Refunded, 5.50%,
      5/01/20 ..................................................................................          2,000,000       2,016,020
    Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ..........          1,000,000       1,047,400
    Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 ..........          3,320,000       3,525,840


                                       Quarterly Statements of Investments | 111

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Lakeview Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ..................   $        100,000  $      100,900
    Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
      Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .......................................          2,115,000       2,219,333
    Lincoln Consolidated School District GO, FSA Insured, Pre-Refunded, 5.00%, 5/01/28 .........          1,000,000       1,020,640
    Lincoln Park School District GO,
        FGIC Insured, Pre-Refunded, 5.00%, 5/01/26 .............................................            255,000         260,263
        Refunding, FGIC Insured, 5.00%, 5/01/26 ................................................            645,000         654,765
    Livonia Municipal Building Authority GO, FGIC Insured, 5.25%, 5/01/30 ......................          3,950,000       4,140,193
    Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
        5/01/25 ................................................................................          3,125,000       3,335,313
        5/01/30 ................................................................................          3,250,000       3,468,725
    Merrill Community School District GO, FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ...........          4,000,000       4,033,600
    Michigan Higher Education Student Loan Authority Revenue, Series XVII-E,
      AMBAC Insured,
        5.40%, 6/01/19 .........................................................................          5,000,000       5,210,750
        5.50%, 6/01/25 .........................................................................          5,000,000       5,247,650
    Michigan Municipal Bond Authority Revenue,
        Clean Water State Revolving Fund, 5.00%, 10/01/24 ......................................         11,355,000      12,054,014
        Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 .................          3,790,000       3,812,967
    Michigan State Building Authority Revenue,
        Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ................          2,500,000       2,684,875
        Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ..................          3,000,000       3,074,820
        Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ..................          5,000,000       5,241,150
        Facilities Program, Series III, FSA Insured, Pre-Refunded, 5.00%, 10/15/26 .............         14,000,000      15,080,380
        Refunding, AMBAC Insured, 5.00%, 10/15/33 ..............................................         16,000,000      17,244,960
    Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
      5/15/31 ..................................................................................          8,000,000       8,663,200
    Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ............................         12,000,000      12,777,720
    Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
      4/01/16 ..................................................................................            200,000         205,684
    Michigan State Hospital Finance Authority Revenue,
        Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ........         15,175,000      16,399,167
        Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
          8/15/24 ..............................................................................         15,000,000      15,464,550
        Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
          8/15/27 ..............................................................................         10,000,000      10,287,800
        Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ...................          6,000,000       6,077,820
        Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ...................          1,750,000       1,772,698
        Mercy Health Services, Series T, MBIA Insured, Pre-Refunded, 5.75%, 8/15/15 ............         10,525,000      10,789,704
        Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ...................................            300,000         305,193
        Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ......................          8,605,000       8,778,391
        Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 ............         11,000,000      11,789,030
        Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ...........          4,890,000       5,155,087
        Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 .....................................          7,065,000       7,419,946
        Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 .....................................          1,000,000       1,048,270
        Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 .......          7,500,000       7,750,650
        Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ............          7,500,000       7,726,500


112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Michigan State Hospital Finance Authority Revenue, (continued)
        Refunding, MBIA Insured, 5.00%, 11/15/36 ...............................................   $      6,500,000  $    6,932,965
        St. John's Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 ................         14,500,000      14,910,785
        St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ......................          3,445,000       3,617,801
        St. John's Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ......................          9,545,000      10,392,501
    Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison
      Co., Fund, Pollution, Refunding,
        Series AA, FGIC Insured, 6.95%, 5/01/11 ................................................          5,000,000       5,674,350
        Series BB, AMBAC Insured, 7.00%, 5/01/21 ...............................................          3,000,000       3,989,850
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
      Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..........         12,350,000      13,155,837
    Michigan State Trunk Line Revenue,
        Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 .....................................          3,300,000       3,385,866
        Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 .....................................          3,050,000       3,146,075
        Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 ...................................         16,265,000      17,302,707
        Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ...................................         34,680,000      37,279,266
    Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
      10/01/34 .................................................................................          3,675,000       3,901,343
    Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ................          3,500,000       3,743,670
    Northview Public Schools District GO,
        MBIA Insured, 5.80%, 5/01/21 ...........................................................            235,000         238,205
        Refunding, FGIC Insured, 5.00%, 5/01/21 ................................................          3,450,000       3,520,277
    Oakridge Public Schools GO, FSA Insured, Pre-Refunded,
        5.00%, 5/01/23 .........................................................................            500,000         510,320
        5.125%, 5/01/28 ........................................................................            500,000         511,170
    Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%,
      5/01/34 ..................................................................................          9,835,000      10,492,076
    Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, Pre-Refunded, 5.00%,
      5/01/32 ..................................................................................          7,775,000       8,379,195
    Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
        5/01/26 ................................................................................          5,425,000       5,783,647
        5/01/31 ................................................................................          4,865,000       5,186,625
    Pennfield Schools District GO, School Building and Site, FGIC Insured,
        5.00%, 5/01/29 .........................................................................          1,150,000       1,226,073
        Pre-Refunded, 5.00%, 5/01/34 ...........................................................          2,500,000       2,730,775
    Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 ......................          2,955,000       3,162,234
    Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
        6/01/23 ................................................................................          1,620,000       1,767,955
        6/01/27 ................................................................................          2,635,000       2,875,655
    Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 .................................          1,600,000       1,680,192
    River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ....................          6,575,000       6,977,916
    Rockford Public Schools GO, FGIC Insured, Pre-Refunded, 5.25%,
        5/01/22 ................................................................................          1,250,000       1,258,763
        5/01/27 ................................................................................          3,000,000       3,021,030
    Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/31 ..................................................................................          5,000,000       5,408,950


                                       Quarterly Statements of Investments | 113

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
      MBIA Insured, 5.25%,
        11/15/31 ...............................................................................   $     12,750,000  $   13,481,722
        11/15/35 ...............................................................................         17,600,000      18,505,168
    Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/36 .....          6,950,000       7,484,455
    Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
      MBIA Insured,
        5.375%, 7/01/19 ........................................................................          4,850,000       5,128,341
        5.50%, 7/01/24 .........................................................................          1,750,000       1,836,765
    Saginaw Valley State University Revenue,
        General, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/19 ...................................          2,195,000       2,295,465
        General, Refunding, AMBAC Insured, 5.25%, 7/01/19 ......................................            345,000         359,759
        Series A, MBIA Insured, 5.125%, 7/01/30 ................................................          4,315,000       4,502,703
    Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
        5.75%, 5/01/21 .........................................................................          3,575,000       3,607,175
        5.375%, 5/01/26 ........................................................................          1,000,000       1,007,510
    South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 .....................          2,000,000       2,108,640
    South Redford School District GO,
        FGIC Insured, Pre-Refunded, 5.50%, 5/01/22 .............................................          3,155,000       3,180,272
        School Building and Site, MBIA Insured, 5.00%, 5/01/30 .................................          3,500,000       3,750,215
    Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 ..........          6,535,000       7,016,695
    Sparta Area Schools GO, School Building and Site, FGIC Insured, 5.00%, 5/01/30 .............          2,730,000       2,916,022
    St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
      6.40%, 8/01/24 ...........................................................................         10,000,000      10,629,000
    Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 .................          4,715,000       5,079,988
    Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
        5/01/29 ................................................................................          2,900,000       3,105,175
        5/01/34 ................................................................................          3,945,000       4,209,591
    Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ................          2,595,000       2,720,131
    Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
        5/01/25 ................................................................................          5,925,000       6,300,171
        5/01/30 ................................................................................          4,500,000       4,784,940
    Thornapple Kellogg School GO, School Building and Site,
        FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ..............................................          6,250,000       6,735,687
        Refunding, FSA Insured, 5.00%, 5/01/23 .................................................          4,000,000       4,232,120
    Troy City School District GO, School Building and Site, MBIA Insured, 5.00%, 5/01/26 .......          7,100,000       7,703,926
    Warren Consolidated School District GO, FSA Insured,
        4.875%, 5/01/22 ........................................................................         11,850,000      12,377,088
        Pre-Refunded, 5.00%, 5/01/26 ...........................................................         14,450,000      15,405,289
    Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ................          2,450,000       2,625,665
    Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A,
      MBIA Insured,
        5.25%, 12/01/25 ........................................................................         17,000,000      18,243,380
        5.00%, 12/01/30 ........................................................................         10,750,000      11,349,957
    Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
      MBIA Insured, 5.25%, 12/01/18 ............................................................          5,500,000       5,695,965
    Wayne State University Revenue, FGIC Insured, 5.125%, 11/15/29 .............................         17,900,000      18,724,832


114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
        5/01/19 ................................................................................   $      2,100,000  $    2,266,383
        5/01/20 ................................................................................          2,000,000       2,158,460
    West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ................          1,400,000       1,464,344
    West Ottawa Public School District GO,
        FGIC Insured, 5.60%, 5/01/21 ...........................................................            695,000         700,365
        FGIC Insured, 5.60%, 5/01/26 ...........................................................          3,575,000       3,601,848
        FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 .............................................          6,000,000       6,050,400
        School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ..........................          6,025,000       6,374,631
    Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
      1/01/23 ..................................................................................          8,500,000       8,868,390
    Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 ......................          9,375,000       9,932,437
    Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ...............................         12,550,000      13,082,747
    Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 .....................          5,750,000       5,878,455
    Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 .............          5,700,000       6,136,620
    Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
      5/01/32 ..................................................................................          6,065,000       6,375,043
    Ypsilanti School District GO, FGIC Insured, Pre-Refunded,
        5.75%, 5/01/20 .........................................................................          4,700,000       4,742,300
        5.375%, 5/01/26 ........................................................................          6,750,000       6,800,692
    Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, 5.00%,
      9/01/27 ..................................................................................          2,115,000       2,236,824
    Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 .........................          3,350,000       3,606,845
                                                                                                                     --------------
                                                                                                                      1,317,529,642
                                                                                                                     --------------
    U.S. TERRITORIES 6.5%
    PUERTO RICO 6.5%
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Refunding, Series D, FSA Insured, 5.00%, 7/01/32 .......................................         20,000,000      21,112,200
        Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ..................................         25,000,000      27,232,750
    Puerto Rico Electric Power Authority Power Revenue,
        Series NN, MBIA Insured, 5.00%, 7/01/32 ................................................         20,800,000      22,077,536
        Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................         14,000,000      15,059,800
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .................          7,950,000       7,958,825
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                         93,441,111
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,326,862,042) ..........................................                      1,410,970,753
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 0.9%
    MUNICIPAL BONDS 0.9%
    MICHIGAN 0.9%
  a Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
      3.60%, 7/01/33 ...........................................................................   $      6,900,000  $    6,900,000
  a Michigan State University Revenues, Series A, Daily VRDN and Put, 3.60%, 8/15/32 ...........          5,820,000       5,820,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $12,720,000) ............................................                         12,720,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $1,339,582,042) 99.2% ..............................................                      1,423,690,753
    OTHER ASSETS, LESS LIABILITIES 0.8% ........................................................                         12,133,732
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $1,435,824,485
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


116 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.8%
    MUNICIPAL BONDS 98.8%
    MINNESOTA 95.8%
    Alexandria Lake Area Sanitation District Sanitation Sewer Board GO, Facilities, Series A,
      XLCA Insured, 4.375%, 2/01/25 ............................................................   $      1,025,000  $    1,041,349
    Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
        4.875%, 2/01/24 ........................................................................          2,195,000       2,323,320
        5.00%, 2/01/34 .........................................................................          2,000,000       2,124,560
    Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
      FSA Insured, 5.00%, 2/01/20 ..............................................................          6,130,000       6,441,281
    Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services,
      Radian Insured, 5.00%, 9/01/24 ...........................................................          2,000,000       2,091,100
    Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
      5.70%, 12/01/17 ..........................................................................            120,000         124,936
    Big Lake ISD No. 727 GO, MBIA Insured, 5.70%, 2/01/21 ......................................          3,085,000       3,095,767
  a Bloomington ISD No. 271 GO, School Building, Refunding, Series C, FSA Insured, 4.25%,
      2/01/24 ..................................................................................          3,635,000       3,659,536
    Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 .......          1,045,000       1,096,424
    Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ...............................          1,000,000       1,063,360
    Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ............................          4,255,000       4,385,331
    Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
        5.90%, 9/20/19 .........................................................................            400,000         423,196
        5.95%, 9/20/29 .........................................................................          1,275,000       1,346,107
        6.00%, 9/20/34 .........................................................................          1,000,000       1,056,250
    Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 ..............          2,015,000       2,175,596
    Cambridge ISD No. 911 GO,
        Capital Appreciation, Series B, MBIA Insured, zero cpn., 2/01/30 .......................          2,240,000         732,278
        Series A, MBIA Insured, 4.25%, 2/01/24 .................................................          1,235,000       1,246,819
    Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ..........................          3,805,000       4,061,952
    Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ...........................          1,000,000       1,058,060
    Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 .............          3,615,000       3,823,802
    Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 .........          3,010,000       3,149,092
    Columbia Heights ISD No. 013 GO, FSA Insured, 5.50%, 2/01/23 ...............................          4,500,000       4,514,310
    Commissioner of Iron Range Resources and Rehabilitation Educational Facilities Revenue,
      XLCA Insured, 4.50%, 10/01/21 ............................................................          1,290,000       1,332,015
    Dakota County Housing and RDA, SFMR, GNMA Secured,
        5.75%, 4/01/18 .........................................................................            175,000         178,950
        5.85%, 10/01/30 ........................................................................            300,000         306,840
    Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 .....................................          1,325,000       1,420,625
    Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ..................          3,075,000       3,253,534
    Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
        5.95%, 9/20/29 .........................................................................          1,700,000       1,793,721
        6.00%, 9/20/34 .........................................................................          1,480,000       1,561,652
    Eden Prairie MFHR,
        Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 .......................          2,000,000       2,026,140
        Parkway Apartments Project, Refunding, Series A, GNMA Secured, 5.80%, 2/20/32 ..........          7,380,000       7,683,318
    Farmington ISD No. 192 GO,
        MBIA Insured, 5.25%, 2/01/24 ...........................................................          5,915,000       6,292,968
        School Building, Series B, FSA Insured, 5.00%, 2/01/23 .................................          3,000,000       3,235,020
        School Building, Series B, FSA Insured, 4.75%, 2/01/27 .................................         17,075,000      18,047,933


                                       Quarterly Statements of Investments | 117

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured,
      6.10%, 1/01/26 ...........................................................................   $      2,180,000  $    2,181,591
    Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 ..................          2,700,000       2,798,739
    Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured, Pre-Refunded,
      5.00%, 11/01/25 ..........................................................................          8,000,000       8,709,760
    Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
        5.60%, 11/20/17 ........................................................................            750,000         773,948
        5.70%, 11/20/32 ........................................................................          3,000,000       3,091,980
    Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 ......................................          3,880,000       4,135,304
    Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
      8/01/27 ..................................................................................          1,085,000       1,156,502
    Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
      MBIA Insured, 5.00%, 2/01/34 .............................................................          3,285,000       3,539,949
    Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ........................          4,195,000       4,511,932
    Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 .....................................          3,705,000       3,941,749
    Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ...........................         10,180,000      10,995,113
    Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 ......................................          3,240,000       3,443,699
    Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, Pre-Refunded, 5.55%,
      2/01/17 ..................................................................................            280,000         286,496
    Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 .............................          2,700,000       2,859,624
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
        Series A, AMBAC Insured, 5.20%, 1/01/24 ................................................          5,000,000       5,141,000
        Series A, FGIC Insured, 5.125%, 1/01/31 ................................................          7,000,000       7,254,800
        Series A, FGIC Insured, 5.25%, 1/01/32 .................................................          7,000,000       7,376,670
        Series C, FGIC Insured, 5.25%, 1/01/26 .................................................          2,000,000       2,114,580
        Series C, FGIC Insured, 5.25%, 1/01/32 .................................................          9,000,000       9,519,120
    Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
      BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ..............................................            650,000         767,936
    Minneapolis GO,
        Sports Arena Project, Refunding, 5.125%, 10/01/20 ......................................          8,340,000       8,526,232
        Sports Arena Project, Refunding, 5.20%, 10/01/24 .......................................          3,750,000       3,837,825
        Various Purpose, 5.125%, 12/01/28 ......................................................          3,000,000       3,191,700
    Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
      11/15/34 .................................................................................         12,645,000      13,558,222
    Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 .................          5,000,000       5,069,950
    Minneapolis Revenue, University Gateway Project, Series A, Pre-Refunded, 5.25%,
      12/01/24 .................................................................................          3,000,000       3,049,710
    Minneapolis Special School District No. 001 COP,
        Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ......................................          2,715,000       2,805,464
        Series A, FSA Insured, 5.00%, 2/01/21 ..................................................          1,950,000       2,062,281
    Minnesota Agriculture and Economic Development Board Revenue,
        Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 .................         14,625,000      15,286,635
        Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
          12/01/22 .............................................................................          4,870,000       5,035,726
        Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
          5.15%, 12/01/22 ......................................................................            310,000         320,980
        Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .................            365,000         379,027
        Health Care System, Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ..............         17,635,000      18,344,809


118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
        10/01/22 ...............................................................................   $      1,745,000  $    1,897,897
        10/01/23 ...............................................................................          1,825,000       1,983,483
        10/01/24 ...............................................................................          1,900,000       2,062,032
        10/01/25 ...............................................................................          1,155,000       1,252,598
        10/01/26 ...............................................................................          1,715,000       1,858,580
        10/01/32 ...............................................................................          5,540,000       5,978,048
    Minnesota State GO, 5.00%, 6/01/26 .........................................................         14,585,000      15,919,819
    Minnesota State HFAR,
        Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ......................            730,000         731,511
        Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ......................            225,000         225,308
        Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ......................            230,000         230,292
        SFM, Series B, 5.00%, 7/01/13 ..........................................................             60,000          61,599
        SFM, Series D, 5.45%, 1/01/26 ..........................................................          2,280,000       2,325,874
        SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ...........................................          3,235,000       3,296,206
        SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ...........................................            315,000         318,443
    Minnesota State Higher Education Facilities Authority Revenue,
        Bethel, Mandatory Put 4/01/19, Refunding, 5.10%, 4/01/28 ...............................          7,700,000       7,799,638
        St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/21 .........          1,750,000       1,883,105
        St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/26 .........          1,500,000       1,614,090
    Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
        5.90%, 10/20/19 ........................................................................          1,750,000       1,851,430
        5.95%, 10/20/29 ........................................................................          5,955,000       6,296,519
    Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 ....................          1,890,000       2,001,038
    New Brighton GO, Tax Increment, Series A, MBIA Insured, 5.00%, 2/01/32 .....................          4,110,000       4,450,061
    New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
        6.05%, 1/01/17 .........................................................................            410,000         414,473
        6.20%, 1/01/31 .........................................................................          5,470,000       5,529,568
    Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
      Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 .................................          1,230,000       1,307,010
    North St. Paul Maplewood ISD No. 622 GO, Refunding, Series A, 5.125%, 2/01/25 ..............          2,275,000       2,280,574
    Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured, 5.00%,
      1/01/12 ..................................................................................          1,030,000       1,066,277
    Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ................................          3,000,000       3,171,270
    Park Rapids ISD No. 309 GO, MBIA Insured,
        4.75%, 2/01/21 .........................................................................          2,500,000       2,561,625
        5.00%, 2/01/25 .........................................................................          3,000,000       3,089,370
    Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
      10/20/38 .................................................................................          4,280,000       4,440,286
    Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
      3/01/20 ..................................................................................          1,595,000       1,718,182
    Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
        6.25%, 6/01/16 .........................................................................          1,600,000       1,620,192
        6.125%, 6/01/24 ........................................................................          1,815,000       1,836,816
    Princeton ISD No. 477 GO, Mille Lacs County, FSA Insured, 5.125%, 2/01/24 ..................          1,190,000       1,193,106


                                       Quarterly Statements of Investments | 119

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Prior Lake ISD No. 719 GO,
        FGIC Insured, 5.125%, 2/01/19 ..........................................................   $      1,140,000  $    1,218,865
        FSA Insured, 5.50%, 2/01/20 ............................................................          2,255,000       2,387,820
        FSA Insured, 5.50%, 2/01/21 ............................................................          2,590,000       2,742,551
        Series C, MBIA Insured, 5.00%, 2/01/21 .................................................          2,000,000       2,126,240
        Series C, MBIA Insured, 5.00%, 2/01/23 .................................................          6,025,000       6,398,972
    Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
      Pre-Refunded, 5.875%, 1/01/31 ............................................................          2,160,000       2,307,485
    Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%,
        2/01/21 ................................................................................          3,420,000       3,521,745
        2/01/22 ................................................................................          3,000,000       3,085,950
    Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 .........................          3,000,000       3,203,070
    Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
      11/15/27 .................................................................................          4,000,000       4,142,200
    Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
        2/01/28 ................................................................................          1,385,000       1,487,476
        2/01/29 ................................................................................          1,455,000       1,561,608
    Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ...........................          1,000,000       1,041,690
    Rush City ISD No. 139 GO, School Building, MBIA Insured,
        5.00%, 2/01/21 .........................................................................          1,680,000       1,795,752
        5.125%, 2/01/26 ........................................................................          4,245,000       4,564,394
    Sartell ISD No. 748 GO, Refunding, Series A, FSA Insured,
        4.125%, 8/01/20 ........................................................................          1,785,000       1,813,132
        4.25%, 2/01/22 .........................................................................          2,810,000       2,858,472
    Sauk Rapids ISD No. 47 GO,
        School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ......................          3,200,000       3,476,384
        School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ......................          2,175,000       2,244,100
        Series A, MBIA Insured, 5.75%, 2/01/23 .................................................          2,740,000       2,967,557
        Series A, MBIA Insured, 5.75%, 2/01/26 .................................................          5,000,000       5,415,250
    Scott County GO, MBIA Insured, 5.00%, 2/01/33 ..............................................          5,555,000       5,892,522
    Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
      5.70%, 2/01/29 ...........................................................................          1,380,000       1,459,157
    Scott County Housing and Redevelopment Authority GO,
        River City Centre Project, Series A, FSA Insured, Pre-Refunded, 5.375%, 2/01/27 ........          1,520,000       1,552,270
        Savage City, Hamilton Apartments Project, AMBAC Insured, Pre-Refunded, 5.70%,
         2/01/33 ...............................................................................          2,285,000       2,411,909
    Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue Balloon,
      River City Centre Project, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/27 .........            675,000         690,282
    Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
      River City Centre Project, Series E, FSA Insured, Pre-Refunded, 5.375%, 2/01/25 ..........          1,170,000       1,194,839
    Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
      6.00%, 2/01/28 ...........................................................................          2,530,000       2,657,942
    South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ..............          4,000,000       4,228,360
    Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
      Apartments, Series B, MBIA Insured, 5.75%, 1/01/31 .......................................          2,415,000       2,492,232


120 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Southern Minnesota Municipal Power Agency Power Supply System Revenue,
        Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 ............   $      5,875,000  $    3,607,837
        Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 ............         14,035,000       8,214,405
        Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 ............          4,000,000       2,047,600
        Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 ............          5,000,000       2,237,800
        Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 ............          6,600,000       2,826,384
        Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ...........         15,935,000      10,233,457
        Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ............................................          1,000,000       1,072,880
    St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 ......................................          2,250,000       2,356,785
    St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
      5/01/30 ..................................................................................         17,785,000      19,132,747
    St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC
      Insured, 5.00%, 7/01/15 ..................................................................          1,165,000       1,177,442
    St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding,
      Series A, FGIC Insured, 5.00%, 3/01/22 ...................................................          1,000,000       1,018,220
    St. Michael ISD No. 885 GO,
        FSA Insured, 5.00%, 2/01/23 ............................................................          3,300,000       3,509,088
        School Building, Refunding, FSA Insured, 5.00%, 2/01/24 ................................          3,735,000       4,037,012
        School Building, Series A, FSA Insured, 4.75%, 2/01/29 .................................          5,000,000       5,257,450
    St. Paul ISD No. 625 GO,
        School Building, Series B, FSA Insured, 4.25%, 2/01/21 .................................          1,000,000       1,020,700
        Series C, FSA Insured, 6.00%, 2/01/20 ..................................................          1,600,000       1,680,576
    St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 .............................          6,805,000       7,069,919
    Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 .......................          1,140,000       1,216,984
    Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
        2/01/23 ................................................................................          1,160,000       1,243,717
        2/01/25 ................................................................................          1,300,000       1,393,821
    Washington County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/22 ...................          3,200,000       3,350,976
    Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
      Refunding,
        5.35%, 2/01/22 .........................................................................          1,000,000       1,018,560
        5.40%, 8/01/27 .........................................................................          2,015,000       2,052,842
    Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 ............................          2,725,000       2,945,343
    Western Minnesota Municipal Power Agency Revenue,
        MBIA Insured, 5.00%, 1/01/26 ...........................................................          8,565,000       9,084,039
        Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 .....................................          2,745,000       2,871,956
        Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 .....................................          4,500,000       4,589,010
        Series A, FSA Insured, 5.00%, 1/01/36 ..................................................          5,000,000       5,376,650
        Series A, MBIA Insured, 5.00%, 1/01/30 .................................................          5,200,000       5,503,576
    Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
        2/01/19 ................................................................................          2,000,000       2,137,320
        2/01/22 ................................................................................          2,550,000       2,713,531
        2/01/25 ................................................................................          3,000,000       3,185,640
        2/01/32 ................................................................................          5,415,000       5,728,799
    Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 ..........................          5,000,000       5,148,950
                                                                                                                     --------------
                                                                                                                        577,504,757
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 121

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 3.0%
    PUERTO RICO 2.6%
    Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ..............................................   $      1,545,000  $    1,644,112
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................            580,000         620,246
        Refunding, FSA Insured, 5.00%, 7/01/23 .................................................            955,000       1,009,225
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................            420,000         443,864
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
      5.00%, 7/01/25 ...........................................................................          5,000,000       5,404,900
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ........          1,000,000       1,079,340
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
      XLCA Insured, 5.25%, 7/01/25 .............................................................          2,500,000       2,932,050
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .................          1,215,000       1,216,349
    Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
        5.50%, 8/01/27 .........................................................................            625,000         762,894
        ETM, 5.50%, 8/01/27 ....................................................................            375,000         457,735
                                                                                                                     --------------
                                                                                                                         15,570,715
                                                                                                                     --------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
        10/01/20 ...............................................................................          1,160,000       1,284,410
        10/01/21 ...............................................................................          1,000,000       1,105,110
                                                                                                                     --------------
                                                                                                                          2,389,520
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                         17,960,235
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $565,698,295) ............................................                        595,464,992
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 0.6%
    MUNICIPAL BONDS 0.6%
    MINNESOTA 0.6%
  b Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put,
      3.41%, 9/01/24 ...........................................................................            400,000         400,000
  b Minneapolis GO, Library, Weekly VRDN and Put, 3.33%, 12/01/32 ..............................            100,000         100,000
  b Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 3.41%,
      11/01/31 .................................................................................            285,000         285,000
  b Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
      3.33%, 10/01/23 ..........................................................................          2,600,000       2,600,000
  b Minnesota State Higher Education Facilities Authority Revenue, State Olaf College,
      Refunding, Series 5-M2, Daily VRDN and Put, 3.65%, 10/01/20 ..............................            400,000         400,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,785,000) .............................................                          3,785,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $569,483,295) 99.4% ................................................                        599,249,992
    OTHER ASSETS, LESS LIABILITIES 0.6% ........................................................                          3,720,745
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $  602,970,737
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


122 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 99.0%
    MUNICIPAL BONDS 99.0%
    MISSOURI 86.2%
    Bi-State Development Agency Missouri Illinois Metropolitan District Revenue, Metrolink
      Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 .............................   $      4,500,000  $    4,782,690
    Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
      10/20/22 .................................................................................          1,515,000       1,648,547
    Branson Reorganized School District No. R-4 GO, FSA Insured, 5.00%, 3/01/24 ................          4,500,000       4,865,445
    Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center,
      Series A, 5.50%,
        6/01/27 ................................................................................          6,350,000       6,840,728
        6/01/32 ................................................................................          5,000,000       5,389,350
    Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
      5.30%, 5/15/28 ...........................................................................          6,875,000       7,071,831
    Curators of the University of Missouri System Facilities Revenue,
        Series A, 5.00%, 11/01/31 ..............................................................         17,845,000      18,967,094
        System Facilities, Refunding, Series A, 5.00%, 11/01/25 ................................         15,970,000      17,230,512
        System Facilities, Series A, 5.00%, 11/01/26 ...........................................          4,500,000       4,851,675
    Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ..........................................          1,000,000       1,064,290
    Florissant COP, FGIC Insured, 5.00%, 8/01/22 ...............................................          1,285,000       1,366,109
    Grandview COP, FGIC Insured, 5.00%, 1/01/23 ................................................          2,410,000       2,560,071
    Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 ..........................          1,000,000       1,053,620
    Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured, 6.10%,
      9/20/26 ..................................................................................          1,745,000       1,786,461
    Hazelwood School District GO, Missouri Direct Deposit Page, Series A, FGIC Insured, 5.00%,
      3/01/24 ..................................................................................          3,000,000       3,232,650
    Hickory County School District R-1 Skyline GO, Direct Deposit Program,
        6.05%, 3/01/20 .........................................................................            800,000         859,112
        Refunding, 6.05%, 3/01/20 ..............................................................            300,000         322,548
    High Ridge Fire Protection District GO, FSA Insured, Pre-Refunded, 5.375%, 11/01/20 ........          1,000,000       1,016,710
    Howard Bend Levee District Special Tax, Pre-Refunded,
        5.65%, 3/01/13 .........................................................................          1,000,000       1,053,110
        5.85%, 3/01/19 .........................................................................          4,000,000       4,229,480
    Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
      3/01/20 ..................................................................................          2,000,000       2,124,640
    Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit, Refunding
      and Improvement, FSA Insured, 5.00%, 3/01/21 .............................................          5,700,000       6,097,290
    Jackson County Special Obligation Revenue,
      a Harry S Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 ..........................         26,595,000      28,927,116
        MBIA Insured, 5.00%, 12/01/27 ..........................................................          3,105,000       3,285,835
    Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
      3/01/20 ..................................................................................          1,025,000       1,099,179
    Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
      AMBAC Insured, 5.00%, 12/01/26 ...........................................................          4,500,000       4,679,505
    Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA Insured,
      5.00%, 3/01/25 ...........................................................................          1,050,000       1,135,270
    Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
        5.50%, 2/15/29 .........................................................................          2,000,000       2,153,460
        5.75%, 2/15/35 .........................................................................          2,500,000       2,757,625


                                       Quarterly Statements of Investments | 123

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Kansas City Sanitary Sewer System Revenue, Series B, MBIA Insured, 5.00%, 1/01/25 ..........   $        620,000  $      668,602
    Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
      Center Project, MBIA Insured, 5.00%, 7/01/27 .............................................          1,730,000       1,857,207
    Lake of the Ozarks Community Board Corp. Bridge System Revenue,
        Pre-Refunded, 6.25%, 12/01/16 ..........................................................          2,000,000       2,037,180
        Pre-Refunded, 6.40%, 12/01/25 ..........................................................          5,000,000       5,100,000
        Refunding, 5.25%, 12/01/14 .............................................................            750,000         766,485
        Refunding, 5.25%, 12/01/26 .............................................................            800,000         805,136
    Lee's Summit IDAR, John Knox Village Project,
        6.55%, 8/15/10 .........................................................................          1,000,000       1,011,930
        6.625%, 8/15/13 ........................................................................          2,000,000       2,027,820
        5.70%, 8/15/22 .........................................................................          1,500,000       1,604,190
    Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ..............          1,995,000       2,119,288
    Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
      5.00%, 5/01/34 ...........................................................................         24,730,000      26,464,315
    Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
      Series A, MBIA Insured, 5.00%, 12/01/30 ..................................................          9,500,000      10,000,365
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
        Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 ...............................         25,465,000      27,466,294
        Plum Point Project, MBIA Insured, 5.00%, 1/01/28 .......................................          5,235,000       5,658,826
        Plum Point Project, MBIA Insured, 5.00%, 1/01/34 .......................................         24,945,000      26,826,601
    Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
      FSA Insured, 6.00%, 3/01/16 ..............................................................          2,220,000       2,232,321
    Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
      4/01/23 ..................................................................................          1,200,000       1,285,476
    Missouri State Board of Public Buildings State Office Building, Special Obligation,
      Series A, 5.125%, 5/01/26 ................................................................          3,960,000       4,203,857
    Missouri State Development Finance Board Infrastructure Facilities Revenue,
      Midtown Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 ....................         10,000,000      10,683,200
    Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
      St. Louis Project, Series A, 5.40%, 9/01/18 ..............................................          7,420,000       7,707,673
    Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
      Paper Product, 5.20%, 3/15/29 ............................................................          3,000,000       3,417,000
    Missouri State Environmental Improvement and Energy Resources Authority PCR,
      National Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ........          2,100,000       2,111,697
    Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
      State Revolving Fund,
        Series A, 7.00%, 10/01/10 ..............................................................            475,000         475,556
        Series A, 6.55%, 7/01/14 ...............................................................            890,000         890,854
        Series A, 5.75%, 1/01/16 ...............................................................            150,000         150,971
        Series B, 7.125%, 12/01/10 .............................................................            230,000         230,000
        Series B, 5.80%, 1/01/15 ...............................................................            125,000         125,190
        Series B, 6.05%, 7/01/16 ...............................................................            485,000         485,383
        Series B, 7.20%, 7/01/16 ...............................................................            825,000         825,965
        Series B, 5.50%, 7/01/21 ...............................................................            710,000         756,164
        Series B, Pre-Refunded, 5.50%, 7/01/21 .................................................            730,000         781,502


124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Missouri State GO,
        State Water Pollution Control, Series A, 5.00%, 6/01/26 ................................   $      3,785,000  $    3,970,806
        Stormwater Control, Series A, 5.00%, 6/01/26 ...........................................          1,895,000       1,988,026
    Missouri State HDC,
        MFHR, FHA Insured, 8.50%, 12/01/29 .....................................................             65,000          67,070
        SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ..........................            115,000         117,375
        SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ...........................................            240,000         245,513
    Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
        Maryville University of St. Louis Project, 6.50%, 6/15/22 ..............................          1,750,000       1,875,930
        Maryville University of St. Louis Project, 6.75%, 6/15/30 ..............................          4,500,000       4,874,085
        Washington University, Refunding, Series B, 5.00%, 3/01/30 .............................         14,000,000      14,628,880
        Washington University, Series A, 5.00%, 11/15/37 .......................................          9,150,000       9,424,866
        Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ..........................         13,550,000      14,673,024
        Webster University, MBIA Insured, 5.30%, 4/01/27 .......................................          8,000,000       8,539,440
    Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
        Children's Mercy Hospital, 5.30%, 5/15/28 ..............................................         12,420,000      12,733,232
        Freeman Health Systems Project, 5.25%, 2/15/28 .........................................          2,750,000       2,810,555
        Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 ....          4,585,000       4,826,859
        Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 ....          4,900,000       5,231,681
        Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ....................................            410,000         415,207
        Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 .........................            330,000         334,330
        Lake Regional Health Systems Project, 5.60%, 2/15/25 ...................................          1,250,000       1,332,825
        Lake Regional Health Systems Project, 5.70%, 2/15/34 ...................................          2,750,000       2,955,947
        Lutheran Senior Services, Refunding, 5.875%, 2/01/23 ...................................          1,000,000       1,023,410
        St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ..............          8,500,000       9,079,615
    Missouri State Health and Educational Facilities Authority Revenue,
        Senior Living Facilities, Lutheran, Refunding, Series B, 5.125%, 2/01/22 ...............          2,900,000       3,079,336
        Senior Living Facilities, Lutheran, Refunding, Series B, 5.125%, 2/01/27 ...............          2,700,000       2,850,228
        Senior Living Facilities, Lutheran Senior, Series A, 5.00%, 2/01/25 ....................          1,500,000       1,563,120
        Senior Living Facilities, Lutheran Senior, Series A, 5.375%, 2/01/35 ...................          4,655,000       4,953,060
        Series A, 5.00%, 2/15/33 ...............................................................         15,125,000      15,972,302
        SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ...........         16,385,000      17,692,523
    Missouri State Highways and Transportation Commission State Road Revenue, Series A, 5.00%,
        2/01/21 ................................................................................         10,000,000      10,575,800
        2/01/22 ................................................................................          3,000,000       3,169,830
    Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
      GNMA Secured,
        5.90%, 9/01/25 .........................................................................          1,350,000       1,399,221
        5.95%, 3/01/28 .........................................................................            960,000         995,299
    Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ..................          1,920,000       2,059,680
    North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
        5.00%, 11/15/20 ........................................................................          1,000,000       1,065,710
        5.00%, 11/15/21 ........................................................................          1,000,000       1,066,960
        5.00%, 11/15/22 ........................................................................          1,000,000       1,063,210
        5.00%, 11/15/28 ........................................................................          1,965,000       2,083,077
        5.125%, 11/15/33 .......................................................................          2,755,000       2,958,512


                                       Quarterly Statements of Investments | 125

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 .......   $      1,600,000  $    1,678,736
    Riverside-Quindaro Bend Levee District Levee District Improvement Revenue, L-385 Project,
      Refunding, Radian Insured, 5.00%, 3/01/27 ................................................          5,000,000       5,390,250
    Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
        5.625%, 8/15/18 ........................................................................          3,000,000       2,973,150
        5.70%, 8/15/28 .........................................................................          5,250,000       5,109,405
    Springfield Public Building Corp. Leasehold Revenue,
        Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 .............................          2,600,000       2,787,174
        Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 .......          3,230,000       3,490,758
        Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 ........          3,645,000       3,942,213
    Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 ...........................          5,000,000       5,232,350
    Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ...          1,500,000       1,601,745
    St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
      MBIA Insured, 5.25%, 12/01/28 ............................................................          1,000,000       1,067,200
    St. Louis Airport Revenue,
        Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 ....................          5,000,000       5,243,100
        Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 ......         18,835,000      20,199,596
        Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 ....................          2,540,000       2,664,384
        Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/29 ......          8,320,000      10,191,750
    St. Louis Board of Education GO, Missouri Direct Deposit Program, Series A, MBIA Insured,
      5.00%, 4/01/25 ...........................................................................          5,630,000       6,105,228
    St. Louis County IDA, MFHR,
        Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ...............................          1,095,000       1,129,712
        South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 .............          1,250,000       1,282,425
    St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
      5.375%, 9/20/31 ..........................................................................          3,310,000       3,531,373
    St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ...................          1,500,000       1,487,115
    St. Louis IDA Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch Project,
      5.875%, 11/01/26 .........................................................................          1,100,000       1,120,537
    St. Louis Municipal Finance Corp. Leasehold Revenue,
        Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 .............          4,750,000       5,106,440
        City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ...........................          1,000,000       1,083,510
    Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn.,
        5.30%, 5/15/18 .........................................................................          3,000,000       3,060,840
        5.40%, 5/15/28 .........................................................................          1,500,000       1,528,485
    Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
      5.00%, 3/01/20 ...........................................................................          1,300,000       1,385,111
    University of Missouri Revenues, System Facilities,
        Pre-Refunded, 5.80%, 11/01/27 ..........................................................          1,000,000       1,029,710
        Refunding, Series B, 5.00%, 11/01/27 ...................................................          7,865,000       8,279,879


126 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
        5.50%, 11/15/12 ........................................................................   $      1,000,000  $    1,013,090
        5.60%, 11/15/17 ........................................................................          1,700,000       1,724,293
        5.65%, 11/15/22 ........................................................................          1,500,000       1,507,200
    West Plains Waterworks System Revenue, AMBAC Insured, Pre-Refunded, 5.625%,
      3/01/21 ..................................................................................          1,250,000       1,330,200
                                                                                                                     --------------
                                                                                                                        580,202,504
                                                                                                                     --------------
    U.S. TERRITORIES 12.8%
    PUERTO RICO 12.1%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
      7/01/26 ..................................................................................          2,785,000       3,015,821
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
        5.375%, 7/01/28 ........................................................................          1,975,000       2,088,227
        5.125%, 7/01/31 ........................................................................          5,000,000       5,198,850
        Pre-Refunded, 5.375%, 7/01/28 ..........................................................          1,025,000       1,106,877
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 ...........................................................................         11,750,000      13,080,570
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................          2,500,000       2,738,025
        Series G, 5.00%, 7/01/42 ...............................................................          2,500,000       2,607,925
    Puerto Rico Electric Power Authority Power Revenue,
        Series II, 5.25%, 7/01/31 ..............................................................         10,000,000      10,693,600
        Series NN, 5.125%, 7/01/29 .............................................................          3,250,000       3,459,365
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 ...          2,500,000       2,554,725
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................          2,150,000       2,289,664
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................          5,885,000       6,414,179
        Series I, 5.375%, 7/01/34 ..............................................................         10,000,000      10,842,800
        Series I, 5.00%, 7/01/36 ...............................................................         14,450,000      15,183,193
                                                                                                                     --------------
                                                                                                                         81,273,821
                                                                                                                     --------------
    VIRGIN ISLANDS 0.7%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
        5.40%, 10/01/12 ........................................................................          2,500,000       2,594,775
        5.50%, 10/01/22 ........................................................................          2,500,000       2,591,500
                                                                                                                     --------------
                                                                                                                          5,186,275
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                         86,460,096
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $627,999,456) ............................................                        666,662,600
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 1.5%
    MUNICIPAL BONDS 1.5%
    MISSOURI 1.5%
  b Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
        St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.72%, 10/01/35 ......   $      3,100,000  $    3,100,000
        Washington University, Series B, Daily VRDN and Put, 3.60%, 2/15/33 ....................          2,100,000       2,100,000
  b Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.60%,
        6/01/19 ................................................................................          4,700,000       4,700,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,900,000) .............................................                          9,900,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $637,899,456) 100.5% ...............................................                        676,562,600
    OTHER ASSETS, LESS LIABILITIES (0.5)% ......................................................                         (3,421,638)
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $  673,140,962
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


128 |  See Notes to Statements of Investments.
    |  Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.1%
    MUNICIPAL BONDS 98.1%
    DELAWARE 1.2%
    Delaware River and Bay Authority Revenue,
        MBIA Insured, 5.00%, 1/01/27 ...........................................................   $     10,000,000  $   10,572,700
        Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ..................................          4,000,000       4,294,640
                                                                                                                     --------------
                                                                                                                         14,867,340
                                                                                                                     --------------
    NEW JERSEY 74.4%
    Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 ..............................          4,100,000       4,194,095
    Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
      MBIA Insured, ETM, 7.40%, 7/01/16 ........................................................          9,500,000      11,633,415
    Bergen County Improvement Authority School District Revenue GO, Wyckoff Township
      Board of Education Project, 5.00%, 4/01/32 ...............................................          3,400,000       3,658,434
    Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31 ........          3,000,000       3,246,690
    Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 .........................         10,038,000      10,838,631
    Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 .......................          1,975,000       2,050,860
    Branchburg Township Board of Education GO, FGIC Insured, Pre-Refunded, 5.00%,
        7/15/27 ................................................................................          1,300,000       1,381,185
        7/15/28 ................................................................................          1,365,000       1,450,244
        7/15/29 ................................................................................          1,440,000       1,529,928
    Camden County Improvement Authority Health System Revenue, Catholic Health East,
      Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ......................................         11,600,000      12,008,320
    Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
      Series A, MBIA Insured, 6.80%, 3/01/21 ...................................................          5,400,000       7,119,198
    Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 ................          1,155,000       1,233,887
    East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
        6/15/23 ................................................................................          1,200,000       1,250,676
        6/15/24 ................................................................................          1,385,000       1,443,489
        6/15/25 ................................................................................          1,465,000       1,526,867
    Egg Harbor Township School District GO,
        FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ............................................          4,870,000       5,241,289
        MBIA Insured, 5.00%, 4/01/29 ...........................................................          3,195,000       3,451,974
        MBIA Insured, 5.00%, 4/01/30 ...........................................................          3,027,000       3,268,222
    Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
      2/15/30 ..................................................................................          1,500,000       1,585,785
    Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
      Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
        Series A, 6.85%, 12/01/29 ..............................................................          1,375,000       1,485,165
        Series B, 7.00%, 12/01/29 ..............................................................          1,250,000       1,348,438
    Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
        8/01/26 ................................................................................          1,155,000       1,237,583
        8/01/27 ................................................................................          1,215,000       1,301,873
    Higher Education Student Assistance Authority Student Loan Revenue, Series A,
      MBIA Insured, 6.15%, 6/01/19 .............................................................          1,335,000       1,379,255
    Highland Park School District GO, Refunding, MBIA Insured, Pre-Refunded, 5.125%,
      2/15/25 ..................................................................................          7,120,000       7,212,560
    Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ........................          4,315,000       4,602,940
    Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
      5/01/27 ..................................................................................          3,600,000       3,921,012


                                       Quarterly Statements of Investments | 129

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
      Series A, 6.125%, 1/01/29 ................................................................   $      6,510,000  $    6,573,863
    Jackson Township School District GO, FGIC Insured, Pre-Refunded, 5.00%, 4/15/25 ............          3,000,000       3,213,570
    Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 .......................          1,000,000       1,073,090
    Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
      Trenton Guaranteed, MBIA Insured, Pre-Refunded,
        6.00%, 4/01/29 .........................................................................          1,750,000       1,901,007
        5.80%, 4/01/35 .........................................................................          2,520,000       2,721,776
    Middlesex County COP, MBIA Insured,
        5.00%, 8/01/31 .........................................................................          3,250,000       3,400,702
        zero cpn., 6/15/24 .....................................................................          1,000,000         488,450
    Middlesex County Improvement Authority Revenue, Administration Building Residential
      Project, FNMA Insured,
        5.25%, 7/01/21 .........................................................................            750,000         799,440
        5.35%, 7/01/34 .........................................................................          1,575,000       1,673,816
    Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
        8/01/24 ................................................................................          4,295,000       4,360,198
        8/01/25 ................................................................................              5,000           5,076
    Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
      Pre-Refunded, 5.00%, 2/01/26 .............................................................          1,000,000       1,056,710
    Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
      7/15/29 ..................................................................................          7,875,000       8,619,424
    New Jersey EDA, PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ........................            550,000         553,339
    New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Refunding, Series B,
      6.20%, 12/01/07 ..........................................................................          1,515,000       1,530,150
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University
      of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .................................          5,000,000       5,371,450
    New Jersey EDA Revenue,
        Cigarette Tax, 5.50%, 6/15/24 ..........................................................          5,000,000       5,282,250
        Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
         1/01/16 ...............................................................................          2,500,000       2,596,750
        Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ...................          5,110,000       5,460,648
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 ................          5,000,000       5,354,100
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ................         12,500,000      13,368,250
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ................         10,000,000      10,667,700
        Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ......................         21,740,000      22,980,050
        School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
         6/15/21 ...............................................................................         14,000,000      14,860,020
        School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .................         16,500,000      17,025,525
        School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ..................         15,500,000      16,589,185
        School Facilities Construction, Series O, 5.125%, 3/01/28 ..............................          5,000,000       5,398,500
        School Facilities Construction, Series P, 5.00%, 9/01/30 ...............................          5,250,000       5,605,687
        School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 .................          5,480,000       5,905,632
        Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
         5/01/17 ...............................................................................          5,000,000       5,201,200
        Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
         5/01/18 ...............................................................................          2,000,000       2,069,040


130 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%,
      9/01/16 ..................................................................................   $      1,640,000  $    1,648,413
    New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
      AMBAC Insured, 5.75%, 3/15/20 ............................................................          4,605,000       4,677,252
    New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
      Series A, MBIA Insured, 5.80%, 3/01/24 ...................................................          1,000,000       1,030,020
    New Jersey Health Care Facilities Financing Authority Department of Human Services
      Revenue, Greystone Park Psychiatric Hospital, AMBAC Insured, 5.00%, 9/15/27 ..............          5,000,000       5,374,400
    New Jersey Health Care Facilities Financing Authority Revenue,
        Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ................................          5,000,000       5,360,800
        Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 .......................          7,500,000       7,694,475
        Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ......................................          5,725,000       5,961,614
        Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 .....................          5,000,000       5,191,200
        East Orange General Hospital, Series B, 7.75%, 7/01/20 .................................          3,860,000       3,863,860
        Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 .......................................          9,275,000       9,744,593
        Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ...................................          2,820,000       2,981,558
        Hackensack University Medical Center, 6.00%, 1/01/34 ...................................         10,000,000      10,667,000
        Holy Name Hospital, 5.00%, 7/01/36 .....................................................          5,000,000       5,200,450
        Holy Name Hospital, Refunding, 6.00%, 7/01/25 ..........................................          3,000,000       3,096,840
        Holy Name Hospital, Refunding, AMBAC Insured, 5.25%, 7/01/20 ...........................          3,000,000       3,082,170
        Hunterdon Medical Center, Series A, 5.125%, 7/01/35 ....................................          2,000,000       2,123,460
        Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ..............................          7,000,000       7,297,290
        JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ...................          7,855,000       8,070,148
        Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 ............          7,000,000       7,189,560
        Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 .................          6,500,000       6,866,470
        Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ..................         20,000,000      20,970,600
        Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ................................          5,000,000       5,365,850
        Somerset Medical Center, 5.75%, 7/01/28 ................................................         11,000,000      11,748,660
        South Jersey Hospital, 5.00%, 7/01/36 ..................................................          7,000,000       7,347,340
        South Jersey Hospital, 5.00%, 7/01/46 ..................................................         15,200,000      15,893,576
        South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ...................................         10,000,000      11,123,100
        South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ....................................         18,600,000      20,805,216
        Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ............................          2,000,000       2,032,740
        St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
         7/01/16 ...............................................................................          1,000,000       1,020,980
        St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
         7/01/26 ...............................................................................          1,000,000       1,021,140
        St. Peters University Hospital, Series A, 6.875%, 7/01/30 ..............................          1,500,000       1,655,295
    New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 ......          5,000,000       5,136,200
    New Jersey State Educational Facilities Authority Revenue,
        Capital Improvement Funding Project, Series A, FSA Insured, Pre-Refunded, 5.00%,
         9/01/20 ...............................................................................          8,000,000       8,413,840
        FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 .............................................          6,615,000       7,053,178
        Kean University, Series B, MBIA Insured, 5.00%, 7/01/30 ................................          5,240,000       5,701,015
        Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 ................................         10,000,000      10,602,300
        Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31 .........          8,000,000       8,683,840
        Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36 .........         10,000,000      10,821,600
        Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 .....................          5,000,000       5,245,250


                                       Quarterly Statements of Investments | 131

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey State Educational Facilities Authority Revenue, (continued)
        Princeton University, Refunding, Series A, 5.00%, 7/01/30 ..............................   $      5,000,000  $    5,397,350
        Princeton University, Refunding, Series D, 5.00%, 7/01/29 ..............................          1,000,000       1,073,530
        Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
         7/01/25 ...............................................................................          1,000,000       1,061,980
        Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
         7/01/31 ...............................................................................          1,500,000       1,592,970
        Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
         7/01/36 ...............................................................................          6,745,000       7,486,410
        Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
         7/01/34 ...............................................................................          2,000,000       2,188,240
        Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ...........          3,370,000       3,622,548
        Richard Stockton College, Series F, MBIA Insured, 5.00%, 7/01/31 .......................          5,395,000       5,820,396
        Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ...................          1,755,000       1,890,486
        Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ...............................          2,000,000       2,107,160
        Rowan University, Series G, MBIA Insured, 5.00%, 7/01/25 ...............................          1,470,000       1,595,656
        Rowan University, Series G, MBIA Insured, 5.00%, 7/01/26 ...............................          1,000,000       1,084,650
        Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ...............................          1,000,000       1,058,180
        Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ...............................          1,000,000       1,055,100
        Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 .................          1,870,000       1,964,921
        Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ..............................          1,100,000       1,130,635
        Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ..............................          1,575,000       1,608,437
        University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .............          2,700,000       2,800,953
    New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
      1/01/10 ..................................................................................          5,000,000       5,275,250
    New Jersey State Housing and Mortgage Finance Agency MFHR,
        Series A1, FSA Insured, 6.35%, 11/01/31 ................................................          2,000,000       2,107,100
        Series B, FSA Insured, 6.25%, 11/01/26 .................................................          1,480,000       1,558,499
        Series D, FSA Insured, 5.50%, 5/01/22 ..................................................            845,000         878,639
        Series E1, FSA Insured, 5.70%, 5/01/20 .................................................          2,790,000       2,930,281
        Series E1, FSA Insured, 5.75%, 5/01/25 .................................................          1,295,000       1,358,261
    New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
        Series CC, MBIA Insured, 5.875%, 10/01/31 ..............................................          1,355,000       1,404,878
        Series U, MBIA Insured, 5.85%, 4/01/29 .................................................          4,275,000       4,380,122
    New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
      Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ...................................          2,000,000       2,135,500
    New Jersey State Transportation Trust Fund Authority Revenue,
        Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
         12/15/33 ..............................................................................         10,000,000       3,192,000
        Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...........         10,000,000      10,676,400
        Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 ...........................          7,000,000       7,601,580
    New Jersey State Turnpike Authority Turnpike Revenue,
        Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
         5.15% thereafter, 1/01/35 .............................................................          7,500,000       5,400,525
        Series A, AMBAC Insured, 5.00%, 1/01/30 ................................................         13,500,000      14,369,400
        Series A, FGIC Insured, 5.00%, 1/01/27 .................................................          6,500,000       6,930,235


132 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey State Turnpike Authority Turnpike Revenue, (continued)
        Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...................................   $      7,500,000  $    7,952,550
        Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...................................         16,300,000      17,236,435
        Series C, FSA Insured, 5.00%, 1/01/35 ..................................................         22,675,000      24,322,565
    Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
        5.00%, 1/01/26 .........................................................................          3,245,000       3,474,032
        5.50%, 1/01/27 .........................................................................          3,240,000       3,612,697
        5.50%, 1/01/28 .........................................................................          2,000,000       2,220,840
        5.00%, 1/01/34 .........................................................................         29,155,000      30,990,016
        5.00%, 1/01/37 .........................................................................          3,965,000       4,212,059
    North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%,
      2/01/15 ..................................................................................          2,000,000       2,024,320
    North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
        8/01/22 ................................................................................          1,000,000       1,051,150
        8/01/31 ................................................................................          1,000,000       1,048,540
    North Plainfield Board of Education GO, FSA Insured, Pre-Refunded, 4.875%, 8/15/25 .........          1,020,000       1,079,272
    Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
        4/01/21 ................................................................................          2,155,000       2,281,736
        4/01/22 ................................................................................          2,142,000       2,267,971
    Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
      AMBAC Insured, 5.00%, 5/01/35 ............................................................          8,045,000       8,596,404
    Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
      Project, Series A, FSA Insured, 5.00%, 4/15/35 ...........................................          1,375,000       1,469,820
    Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E,
      AMBAC Insured, 5.75%, 12/01/22 ...........................................................          8,925,000       9,533,863
    Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ................................          1,000,000       1,063,580
    South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
      5.50%, 8/01/24 ...........................................................................          1,720,000       1,739,436
    South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
      5.00%, 11/01/29 ..........................................................................         12,000,000      12,489,600
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding, 6.00%, 6/01/37 ........         13,000,000      14,216,280
    Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin, Refunding,
      Series A, AMBAC Insured, 5.35%, 6/01/23 ..................................................          2,535,000       2,617,185
    University of Medicine and Dentistry COP,
        AMBAC Insured, 5.00%, 4/15/32 ..........................................................          4,625,000       4,874,287
        MBIA Insured, 5.00%, 6/15/29 ...........................................................          2,090,000       2,234,482
        MBIA Insured, 5.00%, 6/15/36 ...........................................................         18,000,000      19,184,040
        Series A, MBIA Insured, 5.00%, 9/01/22 .................................................          1,700,000       1,776,058
    University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
        12/01/24 ...............................................................................          2,500,000       2,660,700
        12/01/31 ...............................................................................         29,395,000      31,139,299
    Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
      2/15/35 ..................................................................................          8,730,000       9,709,593
    Washington Township Board of Education GO, Mercer County, FGIC Insured, Pre-Refunded,
      5.00%, 1/01/28 ...........................................................................          4,497,000       4,801,447


                                       Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
      10/01/29 .................................................................................   $      2,000,000  $    2,129,060
    Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 .......................................          1,220,000       1,286,087
                                                                                                                     --------------
                                                                                                                        900,105,582
                                                                                                                     --------------
    NEW YORK 4.0%
    Port Authority of New York and New Jersey Revenue,
        120th Series, MBIA Insured, 5.50%, 10/15/35 ............................................          5,000,000       5,114,750
        121st Series, MBIA Insured, 5.375%, 10/15/35 ...........................................          3,000,000       3,071,130
        Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ...............................          2,500,000       2,529,325
        Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 ................................         23,950,000      25,538,843
        Consolidated, Refunding, 135th Series, XLCA Insured, 5.00%, 9/15/29 ....................          3,900,000       4,188,483
    Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
      International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ................................          8,000,000       8,300,960
                                                                                                                     --------------
                                                                                                                         48,743,491
                                                                                                                     --------------
    PENNSYLVANIA 1.6%
    Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
        1/01/22 ................................................................................          8,500,000       9,026,745
        1/01/26 ................................................................................         10,000,000      10,610,800
                                                                                                                     --------------
                                                                                                                         19,637,545
                                                                                                                     --------------
    U.S. TERRITORIES 16.9%
    PUERTO RICO 15.8%
    Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................         13,655,000      14,602,521
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................          8,350,000       8,824,447
        Series A, 5.00%, 7/01/29 ...............................................................         10,000,000      10,514,000
        Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................          3,000,000       3,229,080
        Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................         11,555,000      12,437,340
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................         10,000,000      10,934,800
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................          5,000,000       5,476,050
        Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................          5,000,000       5,444,650
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
      ETM, 5.50%, 10/01/32 .....................................................................          1,000,000       1,075,950
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
        5.00%, 7/01/37 .........................................................................          8,000,000       8,486,960
        Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..................................         13,000,000      13,338,130
    Puerto Rico Electric Power Authority Power Revenue,
        Series II, 5.25%, 7/01/31 ..............................................................         18,000,000      19,248,480
        Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................         40,940,000      44,039,158
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ................          1,000,000       1,036,660


134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................   $      6,830,000  $    7,273,677
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................         18,170,000      19,803,846
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
      MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ...............................................          5,000,000       5,326,050
                                                                                                                     --------------
                                                                                                                        191,091,799
                                                                                                                     --------------
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR,
        Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........................          5,000,000       5,318,900
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .....................          2,500,000       2,595,100
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................          3,045,000       3,158,091
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................          2,000,000       2,073,200
                                                                                                                     --------------
                                                                                                                         13,145,291
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                        204,237,090
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,114,732,967) ..........................................                      1,187,591,048
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 0.8%
    MUNICIPAL BONDS 0.8%
    NEW JERSEY 0.3%
  a New Jersey EDA Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN and
      Put, 3.60%, 9/01/31 ......................................................................          1,400,000       1,400,000
  a New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
      MBIA Insured, Weekly VRDN and Put, 3.42%, 3/01/21 ........................................            100,000         100,000
  a New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
      Daily VRDN and Put, 3.65%, 7/01/21 .......................................................          2,200,000       2,200,000
                                                                                                                     --------------
                                                                                                                          3,700,000
                                                                                                                     --------------
    NEW YORK 0.5%
  a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
      Series 2, Daily VRDN and Put, 3.65%, 5/01/19 .............................................          5,500,000       5,500,000
                                                                                                                     --------------
    U.S. TERRITORIES 0.0% b
    PUERTO RICO 0.0% b
  a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................            200,000         200,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,400,000) .............................................                          9,400,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $1,124,132,967) 98.9% ..............................................                      1,196,991,048
    OTHER ASSETS, LESS LIABILITIES 1.1% ........................................................                         13,692,570
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $1,210,683,618
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

b Rounds to less than 0.1% of net assets.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 135

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.7%
    MUNICIPAL BONDS 98.7%
    NORTH CAROLINA 82.9%
    Appalachian State University Revenue,
        Refunding, MBIA Insured, 5.00%, 7/15/30 ................................................     $  2,000,000     $   2,158,000
        Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ...............        3,000,000         3,106,890
    Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ..................        1,000,000         1,063,000
    Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
      6/01/26 ..................................................................................        1,000,000         1,069,590
    Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
        4/01/27 ................................................................................        1,500,000         1,610,070
        4/01/28 ................................................................................        1,750,000         1,871,502
    Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 ..........................................        1,000,000         1,084,410
    Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
      Pre-Refunded, 5.00%, 7/01/29 .............................................................        5,000,000         5,229,800
    Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ........        5,115,000         5,270,701
    Charlotte Airport Revenue,
        Series A, MBIA Insured, 5.00%, 7/01/29 .................................................        5,000,000         5,343,950
        Series A, MBIA Insured, 5.00%, 7/01/34 .................................................       15,130,000        16,140,230
        Series B, MBIA Insured, 6.00%, 7/01/24 .................................................        4,000,000         4,273,280
        Series B, MBIA Insured, 6.00%, 7/01/28 .................................................        6,300,000         6,730,416
    Charlotte COP,
        Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ............................        7,230,000         7,843,393
        Governmental Facilities Projects, Series G, 5.00%, 6/01/28 .............................        3,000,000         3,166,440
        Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ...................................       10,000,000        10,654,500
    Charlotte GO, Series C, 5.00%, 7/01/27 .....................................................        2,010,000         2,141,474
    Charlotte Storm Water Fee Revenue,
        5.00%, 6/01/35 .........................................................................        5,000,000         5,399,750
        Refunding, 5.00%, 6/01/25 ..............................................................        1,000,000         1,062,480
    Charlotte Water and Sewer GO, Pre-Refunded, 5.00%, 2/01/21 .................................        4,000,000         4,144,960
    Charlotte Water and Sewer System Revenue,
        5.125%, 6/01/26 ........................................................................        6,000,000         6,388,680
        Pre-Refunded, 5.25%, 6/01/24 ...........................................................        3,000,000         3,152,340
        Pre-Refunded, 5.25%, 6/01/25 ...........................................................        3,950,000         4,208,804
    Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare
      System, Refunding, Series A,
        5.125%, 1/15/22 ........................................................................        8,000,000         8,173,440
        5.00%, 1/15/31 .........................................................................        5,000,000         5,224,150
    Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 ..........................................        5,000,000         5,387,450
    Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
      Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ..................................        1,450,000         1,499,923
    Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
      12/01/18 .................................................................................        3,000,000         3,112,530
    Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
      Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 .......................................        5,000,000         5,433,500
    Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
      Pre-Refunded, 5.25%, 10/01/29 ............................................................        5,250,000         5,536,387


136 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    Dare County COP,
        AMBAC Insured, 5.125%, 6/01/21 .........................................................     $    650,000     $     702,390
        AMBAC Insured, 5.00%, 6/01/23 ..........................................................        3,000,000         3,192,840
        AMBAC Insured, 5.00%, 6/01/29 ..........................................................        5,295,000         5,663,002
        FGIC Insured, 5.00%, 6/01/23 ...........................................................        2,655,000         2,868,303
    Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ......................        1,670,000         1,785,280
    Durham County GO, Public Improvement, 5.00%, 6/01/22 .......................................        2,000,000         2,133,200
    Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 .........................................        1,250,000         1,296,375
    Gastonia Combined Utilities System Revenue,
        FSA Insured, 5.00%, 5/01/25 ............................................................        1,000,000         1,049,880
        MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ............................................        1,000,000         1,076,180
    Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
        6/01/21 ................................................................................          390,000           419,114
        6/01/22 ................................................................................          350,000           376,128
    Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ........        1,320,000         1,321,122
    Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
        5.45%, 11/01/33 ........................................................................        4,000,000         4,088,280
        Refunding, 6.45%, 11/01/29 .............................................................        3,900,000         4,145,622
    Harnett County COP, FSA Insured, 5.125%, 12/01/23 ..........................................        1,000,000         1,083,950
    Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%,
      3/01/21 ..................................................................................        1,000,000         1,061,100
    High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ...............       11,000,000        11,831,490
    Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ........................        3,000,000         3,130,920
    New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
      12/01/22 .................................................................................        5,000,000         5,335,250
    North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
        Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...........        3,000,000         3,165,960
        Meredith College, AMBAC Insured, 4.875%, 6/01/24 .......................................        1,000,000         1,039,790
    North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
      a Refunding, Series A, 5.00%, 10/01/41 ...................................................       17,000,000        18,122,170
        Refunding, Series A, 5.25%, 7/01/42 ....................................................       10,000,000        10,696,500
        Series A, 5.00%, 10/01/39 ..............................................................        5,815,000         6,239,204
    North Carolina Eastern Municipal Power Agency Power System Revenue,
        Refunding, Series A, 6.50%, 1/01/18 ....................................................        3,000,000         3,608,790
        Refunding, Series A, 5.75%, 1/01/26 ....................................................       10,000,000        10,580,000
        Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 .....................................       11,555,000        12,527,238
        Series B, MBIA Insured, Pre-Refunded, 5.875%, 1/01/21 ..................................        5,000,000         5,108,050
        Series D, 6.75%, 1/01/26 ...............................................................        5,000,000         5,483,550
    North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 .........................................          265,000           266,198
    North Carolina HFAR,
        MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ......................        1,775,000         1,802,370
        MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .................................        2,080,000         2,096,786
        MF, Refunding, Series J, 5.45%, 7/01/17 ................................................        1,840,000         1,890,398
        Refunding, Series F, 6.70%, 1/01/27 ....................................................        1,240,000         1,241,042
        SF, Refunding, Series DD, 6.20%, 9/01/27 ...............................................          845,000           847,256
        SF, Series JJ, 6.45%, 9/01/27 ..........................................................        1,555,000         1,577,190
        SFR, Series RR, 5.85%, 9/01/28 .........................................................        1,740,000         1,771,007


                                       Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    North Carolina Medical Care Commission Health Care Facilities Revenue,
        Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ..............     $  1,000,000     $   1,034,340
        Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ..............        5,500,000         5,661,315
        Refunding, FGIC Insured, 5.00%, 1/01/33 ................................................       12,805,000        13,680,606
        Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ....................          630,000           661,557
        Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ....................        1,220,000         1,279,560
        Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ........................................        4,205,000         4,423,492
    North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
      Series C, AMBAC Insured, 5.00%, 11/15/18 .................................................        2,500,000         2,594,650
    North Carolina Medical Care Commission Hospital Revenue,
        Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ..............................        1,940,000         2,006,329
        Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ....................        1,920,000         2,117,645
        Halifax Regional Medical Center Project, 5.00%, 8/15/24 ................................        1,800,000         1,673,838
        Mission St. Joseph's Health System Project, MBIA Insured, 5.125%, 10/01/28 .............        5,000,000         5,159,300
        Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ...............................        1,580,000         1,677,786
        Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ..................................        2,780,000         2,866,375
        Southeastern Regional Medical Center, 6.25%, 6/01/29 ...................................        4,000,000         4,245,400
        Southeastern Regional Medical Center, 5.375%, 6/01/32 ..................................        3,500,000         3,713,430
        Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ...............        1,090,000         1,115,125
        Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ....................       10,825,000        11,157,544
        Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 ...........        5,000,000         5,084,750
    North Carolina Medical Care Commission Revenue,
        Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ...................................        4,500,000         4,829,940
        Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ...............................        7,110,000         7,607,842
        Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 .............................       25,970,000        27,682,202
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
      MBIA Insured,
        5.25%, 1/01/19 .........................................................................        5,000,000         5,420,700
        5.00%, 1/01/20 .........................................................................        2,000,000         2,065,060
    North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
      5.00%, 6/01/33 ...........................................................................        1,500,000         1,593,780
    Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital
      Project, MBIA Insured, 5.00%,
        4/01/31 ................................................................................        6,120,000         6,623,064
        10/01/34 ...............................................................................        6,000,000         6,478,020
    Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ........................................        1,400,000         1,485,176
    Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
      6.00%, 7/01/24 ...........................................................................        5,745,000         6,149,218
    Pitt County COP,
        MBIA Insured, Pre-Refunded, 5.85%, 4/01/17 .............................................        5,055,000         5,192,547
        School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 .......................        1,670,000         1,767,611
        School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29 .....................        2,500,000         2,673,575
        School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 .......................        1,000,000         1,066,520
    Raleigh Combined Enterprise System Revenue,
        5.00%, 3/01/31 .........................................................................       10,360,000        11,038,476
        Series A, 5.00%, 3/01/36 ...............................................................        6,000,000         6,468,900
    Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 .......................        6,070,000         6,497,267


138 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    Raleigh Durham Airport Authority Airport Revenue, Series A,
        AMBAC Insured, 5.00%, 5/01/30 ..........................................................     $ 14,060,000     $  15,117,171
        FGIC Insured, 5.00%, 11/01/25 ..........................................................        6,480,000         6,812,359
        FGIC Insured, 5.00%, 11/01/31 ..........................................................        8,000,000         8,403,680
    Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 .............................        5,500,000         5,844,300
    Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project, Refunding,
      6.40%, 12/01/06 ..........................................................................        1,750,000         1,750,000
    Union County COP, AMBAC Insured, 5.00%, 6/01/30 ............................................        5,000,000         5,383,350
    University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
      6/01/27 ..................................................................................        1,200,000         1,269,516
    University of North Carolina at Wilmington COP, Student Housing Project, FGIC Insured,
      5.00%,
        6/01/26 ................................................................................        1,655,000         1,790,031
        6/01/27 ................................................................................        1,740,000         1,886,264
        6/01/29 ................................................................................        1,915,000         2,069,675
        6/01/37 ................................................................................       11,350,000        12,229,511
    University of North Carolina Greensboro Revenue,
        Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 ........        2,040,000         2,216,032
        Series A, FSA Insured, 5.00%, 4/01/26 ..................................................        4,940,000         5,226,075
    University of North Carolina System Pool Revenue,
        AMBAC Insured, 5.00%, 4/01/29 ..........................................................        2,500,000         2,668,650
        Series A, AMBAC Insured, 5.00%, 4/01/27 ................................................        2,100,000         2,224,782
      a Series A, MBIA Insured, 5.00%, 10/01/33 ................................................        3,500,000         3,796,590
    University of North Carolina University Revenues,
        5.00%, 12/01/28 ........................................................................        1,000,000         1,065,460
        General, Refunding, Series A, 5.00%, 12/01/34 ..........................................       12,460,000        13,422,286
        Series A, 5.00%, 12/01/25 ..............................................................        4,000,000         4,214,920
    Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
      Refunding, 5.375%, 2/01/17 ...............................................................        8,000,000         8,561,120
    Wilkes County COP,
        MBIA Insured, 5.00%, 6/01/31 ...........................................................        4,295,000         4,627,820
        MBIA Insured, 5.00%, 6/01/36 ...........................................................        6,085,000         6,521,781
        Public Improvements Project, FSA Insured, 5.375%, 12/01/20 .............................        1,000,000         1,079,890
    Wilmington COP,
        AMBAC Insured, 5.00%, 9/01/29 ..........................................................        1,000,000         1,068,680
        Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 .....................................        5,310,000         5,692,957
    Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ..........        8,565,000         9,195,470
    Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/20 ................        2,500,000         2,686,625
                                                                                                                      -------------
                                                                                                                        589,723,900
                                                                                                                      -------------
    U.S. TERRITORIES 15.8%
    PUERTO RICO 15.3%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 ................................................................        7,000,000         7,324,170
    Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................        4,805,000         5,138,419
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................        3,445,000         3,640,745
        Series A, 5.375%, 7/01/28 ..............................................................        4,925,000         5,207,350
        Series A, 5.125%, 7/01/31 ..............................................................        3,265,000         3,394,849


                                       Quarterly Statements of Investments | 139

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, Public Improvement, (continued)
        Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................     $  5,000,000     $   5,381,800
        Series A, Pre-Refunded, 5.375%, 7/01/28 ................................................        2,405,000         2,597,112
        Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................        1,000,000         1,069,390
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Refunding, Series D, FSA Insured, 5.00%, 7/01/32 .......................................        5,000,000         5,278,050
        Refunding, Series H, 5.00%, 7/01/35 ....................................................        4,280,000         4,472,258
        Series A, MBIA Insured, 5.00%, 7/01/38 .................................................        2,000,000         2,051,680
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................        5,000,000         5,476,050
        Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................        3,000,000         3,266,790
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................        9,000,000         9,234,090
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 7/01/31 ............................................................       12,500,000        13,568,500
    Puerto Rico Electric Power Authority Power Revenue,
        Series II, 5.25%, 7/01/31 ..............................................................        6,000,000         6,416,160
        Series NN, MBIA Insured, 5.00%, 7/01/32 ................................................        5,000,000         5,307,100
        Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................        3,000,000         3,227,100
        Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................        1,000,000         1,074,940
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................        1,790,000         1,906,278
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................        5,210,000         5,678,483
        Series I, 5.00%, 7/01/36 ...............................................................        2,405,000         2,527,030
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 .............................................................        5,000,000         5,324,150
                                                                                                                      -------------
                                                                                                                        108,562,494
                                                                                                                      -------------
    VIRGIN ISLANDS 0.5%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
        5.50%, 10/01/18 ........................................................................        2,000,000         2,074,280
        5.625%, 10/01/25 .......................................................................        1,575,000         1,634,661
                                                                                                                      -------------
                                                                                                                          3,708,941
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                        112,271,435
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $665,053,409) ............................................                        701,995,335
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 0.7%
    MUNICIPAL BONDS 0.7%
    NORTH CAROLINA 0.7%
  b Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Series B, Weekly VRDN
      and Put, 3.45%, 1/15/26 ..................................................................        2,230,000         2,230,000
  b North Carolina Medical Care Commission Hospital Revenue,
        Angel Medical Center Inc. Project, Weekly VRDN and Put, 3.48%, 10/01/16 ................          660,000           660,000
        Lexington Memorial Hospital Project, Refunding, Daily VRDN and Put, 3.60%, 4/01/10 .....          400,000           400,000
  b North Carolina State GO, Series G, Weekly VRDN and Put, 3.42%, 5/01/21 .....................          400,000           400,000
  b Wake County GO, Public Improvement, Series C, Weekly VRDN and Put, 3.45%, 4/01/19 ..........        1,425,000         1,425,000
                                                                                                                      -------------
                                                                                                                          5,115,000
                                                                                                                      -------------


140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 0.0% c
    PUERTO RICO 0.0% c
  b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................     $    200,000     $     200,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $5,315,000) .............................................                          5,315,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $670,368,409) 99.4% ................................................                        707,310,335
    OTHER ASSETS, LESS LIABILITIES 0.6% ........................................................                          4,574,227
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                      $ 711,884,562
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 141

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 101.9%
    MUNICIPAL BONDS 101.9%
    OHIO 99.5%
    Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's
      Hospital Center, FSA Insured, 5.00%, 11/15/22 ............................................   $      5,000,000  $    5,288,650
    Akron GO, Improvement, FGIC Insured, 5.00%,
        12/01/20 ...............................................................................          2,150,000       2,311,143
        12/01/21 ...............................................................................          2,255,000       2,421,148
        12/01/22 ...............................................................................          1,185,000       1,268,554
    Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
        12/01/22 ...............................................................................          2,460,000       2,633,455
        12/01/24 ...............................................................................          3,200,000       3,415,520
        12/01/33 ...............................................................................          8,005,000       8,513,958
    Akron Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.555%, 12/01/16 ...................          3,660,000       3,696,600
    Anthony Wayne Local School District GO,
        Refunding, FSA Insured, 5.00%, 12/01/24 ................................................          3,200,000       3,386,048
        School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
         12/01/21 ..............................................................................          1,845,000       2,006,825
        School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
         12/01/25 ..............................................................................          2,335,000       2,544,123
        School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
         12/01/21 ..............................................................................            645,000         697,813
        School Facilities Construction and Improvement, Refunding, FSA Insured, 5.125%,
         12/01/30 ..............................................................................          2,535,000       2,679,242
    Archbold Area Local School District GO, AMBAC Insured, Pre-Refunded, 6.00%,
      12/01/21 .................................................................................          2,000,000       2,040,000
    Athens City School District GO, School Facilities Construction and Improvement, FSA Insured,
      Pre-Refunded, 6.00%, 12/01/24 ............................................................          2,345,000       2,580,977
    Aurora City School District COP, MBIA Insured, Pre-Refunded,
        6.10%, 12/01/19 ........................................................................          1,825,000       1,975,526
        6.15%, 12/01/24 ........................................................................          1,670,000       1,810,096
    Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
      12/01/30 .................................................................................          7,715,000       8,380,419
    Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 .............          4,000,000       4,298,440
    Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
      10/01/26 .................................................................................          2,020,000       2,180,428
    Avon Local School District GO,
        AMBAC Insured, Pre-Refunded, 6.00%, 12/01/20 ...........................................          2,500,000       2,525,000
        School Improvement, MBIA Insured, 5.25%, 12/01/23 ......................................          1,000,000       1,091,470
        School Improvement, MBIA Insured, 5.25%, 12/01/29 ......................................          2,295,000       2,493,173
    Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 ........................          8,125,000       8,218,600
    Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
      12/01/28 .................................................................................          1,190,000       1,479,491
    Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
      9/20/36 ..................................................................................          2,940,000       3,080,091
    Brookville Local School District GO, FSA Insured,
        5.25%, 12/01/22 ........................................................................          1,075,000       1,175,405
        5.00%, 12/01/31 ........................................................................          3,000,000       3,194,490
    Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
      5.50%, 12/01/25 ..........................................................................            750,000         795,923


142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Butler County GO,
        AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...........................................   $      1,000,000  $    1,010,000
        Judgment Bonds, FSA Insured, 4.75%, 12/01/26 ...........................................          4,000,000       4,161,520
  a Butler County Hospital Facilities Revenue, Cincinnati Childrens Hospital, Series K,
      FGIC Insured, 5.00%, 5/15/31 .............................................................         10,000,000      10,755,500
    Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured, zero cpn.,
        12/01/32 ...............................................................................          1,455,000         481,590
        12/01/33 ...............................................................................          2,000,000         634,400
    Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 .......          1,555,000       1,683,225
    Chillicothe City School District GO, School Improvement, FGIC Insured, 5.00%,
      12/01/32 .................................................................................          7,395,000       7,938,237
  a Cincinnati City School District COP, School Improvement Project, FSA Insured, 5.00%,
        12/15/27 ...............................................................................          5,000,000       5,396,800
        12/15/32 ...............................................................................          3,000,000       3,235,500
    Cincinnati City School District GO,
        Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
         12/01/25 ..............................................................................         10,660,000      11,616,095
        Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
         12/01/27 ..............................................................................          2,500,000       2,724,225
        FSA Insured, 5.00%, 12/01/22 ...........................................................          9,510,000      10,110,842
    Cincinnati Technical College Revenue, AMBAC Insured,
        5.25%, 10/01/23 ........................................................................          2,510,000       2,734,645
        5.00%, 10/01/28 ........................................................................          2,715,000       2,890,552
    Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ............          2,035,000       2,222,139
    Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 .......................          4,000,000       4,288,720
    Cleveland State University General Receipt Revenue, FGIC Insured,
        5.25%, 6/01/24 .........................................................................          1,000,000       1,095,780
        5.00%, 6/01/34 .........................................................................          5,000,000       5,340,800
    Cleveland Waterworks Revenue,
        Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 .......................          6,715,000       6,856,082
        Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 ....................................          4,785,000       4,906,874
        Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 ...................................          2,075,000       2,215,478
        Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 ...................................          4,285,000       4,575,094
        Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ...................................          8,150,000       8,701,755
    Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing
      Corp., Fenn Project, AMBAC Insured, 5.00%,
        8/01/25 ................................................................................          2,440,000       2,616,900
        8/01/28 ................................................................................          2,145,000       2,305,403
    Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
      Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ................................          1,000,000       1,075,570
    Columbus City School District GO,
        Linden Elementary Construction, FSA Insured, 5.00%, 12/01/28 ...........................            900,000         944,073
      a School Facilities Construction and Improvement, Refunding, FSA Insured, 4.75%,
        12/01/26 ...............................................................................         20,685,000      21,812,539
    Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
      International, Series B, AMBAC Insured, 5.00%, 1/01/18 ...................................          3,565,000       3,644,820


                                       Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, Pre-Refunded,
      5.30%, 12/01/19 ..........................................................................   $      1,500,000  $    1,577,940
    Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ..............................          1,330,000       1,428,739
    Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
      5.00%,
        12/01/22 ...............................................................................          1,000,000       1,068,390
        12/01/32 ...............................................................................          3,000,000       3,191,910
    Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
        5.40%, 1/15/19 .........................................................................          1,500,000       1,587,255
        5.50%, 1/15/30 .........................................................................          1,760,000       1,838,408
    Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
      1/20/29 ..................................................................................          1,000,000       1,055,580
    Cuyahoga County Utility System Revenue,
        AMBAC Insured, 5.125%, 2/15/28 .........................................................          1,000,000       1,034,390
        Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..........          2,945,000       2,978,897
    Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
      12/01/27 .................................................................................          1,020,000       1,090,655
    Dayton City School District GO, School Facilities Construction and Improvement, Series A,
      FGIC Insured,
        4.75%, 12/01/25 ........................................................................          9,400,000       9,761,242
        5.00%, 12/01/29 ........................................................................          8,275,000       8,811,882
    Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
      12/01/25 .................................................................................          1,000,000       1,057,680
    Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 .............................          1,950,000       2,065,713
    Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 .................          1,250,000       1,358,550
    Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
      12/01/24 .................................................................................          2,220,000       2,396,668
    Fairborn Ohio City School District GO, School Improvement, FSA Insured, 5.00%,
        12/01/23 ...............................................................................          1,205,000       1,297,303
        12/01/24 ...............................................................................          1,265,000       1,360,950
        12/01/25 ...............................................................................          1,330,000       1,429,883
    Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 .........................................          1,600,000       1,712,336
    Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
      FSA Insured, 5.00%, 12/01/28 .............................................................          2,085,000       2,232,264
    Field Local School District GO, School Facilities Construction and Improvement,
      AMBAC Insured, 5.00%, 12/01/27 ...........................................................          1,290,000       1,383,989
    Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 .........................          1,980,000       2,064,110
    Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
      Bonds, Refunding, AMBAC Insured, 5.00%,
        12/01/23 ...............................................................................          6,910,000       7,492,582
        12/01/24 ...............................................................................          7,255,000       7,855,206
    Franklin County Hospital Revenue,
        Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ...............          3,365,000       3,663,442
        Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ...............          4,265,000       4,643,263
        OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ....................          5,250,000       5,530,297
    Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
      5/01/35 ..................................................................................         10,000,000      10,641,400


144 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Franklin GO, MBIA Insured, 5.25%, 12/01/27 .................................................   $      1,500,000  $    1,614,690
    Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
      12/01/27 .................................................................................          2,655,000       2,854,736
    Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured, 5.125%,
      12/01/31 .................................................................................          1,000,000       1,085,530
    Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
      12/01/33 .................................................................................          6,055,000       6,532,073
    Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
      5.00%, 12/01/24 ..........................................................................          1,300,000       1,376,427
    Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
      MBIA Insured, Pre-Refunded, 5.125%, 12/01/21 .............................................          1,750,000       1,877,488
    Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
        12/01/27 ...............................................................................          1,205,000       1,291,977
        12/01/28 ...............................................................................          1,265,000       1,353,765
        12/01/32 ...............................................................................          2,675,000       2,857,328
    Greene County GO, AMBAC Insured, 5.00%,
        12/01/22 ...............................................................................          1,475,000       1,565,757
        12/01/28 ...............................................................................          2,620,000       2,771,148
    Greene County Sewer System Revenue, Governmental Enterprise,
        AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ..........................................          1,890,000       2,054,033
        MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 ............................................          5,000,000       5,262,000
    Greene County Water System Revenue,
        Governmental Enterprise, MBIA Insured, 5.25%, 12/01/21 .................................          5,400,000       5,828,166
        Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 .................................          2,100,000       2,194,122
    Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ...............................          2,690,000       2,849,625
    Hamilton County Convention Facilities Authority Revenue,
        FGIC Insured, 5.00%, 12/01/24 ..........................................................          2,795,000       2,992,998
        FGIC Insured, 5.00%, 12/01/28 ..........................................................          5,400,000       5,764,446
        second lien, FGIC Insured, 5.00%, 12/01/33 .............................................          7,235,000       7,699,198
    Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
      FGIC Insured, 5.25%, 5/15/34 .............................................................          5,000,000       5,405,550
    Hamilton County Sales Tax Revenue,
        Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32 ....................................         19,720,000      20,813,868
        Series B, AMBAC Insured, 5.60%, 12/01/32 ...............................................          1,200,000       1,278,792
    Hamilton County Sewer System Revenue,
        Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .....................          1,000,000       1,078,520
        Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 .......          4,000,000       4,324,600
    Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
        11/01/18 ...............................................................................          1,010,000       1,090,881
        11/01/19 ...............................................................................          1,015,000       1,097,225
        11/01/20 ...............................................................................          1,120,000       1,209,163
        11/01/21 ...............................................................................          1,180,000       1,272,288
    Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.20%,
      10/15/23 .................................................................................          7,275,000       7,566,509
    Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
        5.60%, 12/01/21 ........................................................................          1,000,000       1,077,160
        5.50%, 12/01/27 ........................................................................          1,170,000       1,255,960


                                       Quarterly Statements of Investments | 145

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
        12/01/23 ...............................................................................   $      3,680,000  $    3,927,186
        12/01/26 ...............................................................................          3,675,000       3,921,850
    Hilliard School District GO,
        Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
         12/01/19 ..............................................................................          2,190,000       1,274,733
        Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
         12/01/20 ..............................................................................          4,525,000       2,512,597
        School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ........................          4,000,000       4,365,600
        School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ............................          3,010,000       3,228,737
    Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
        12/01/27 ...............................................................................          3,205,000       3,475,214
        12/01/30 ...............................................................................          2,250,000       2,432,588
    Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ..............................          6,720,000       7,169,098
    Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 .......................          1,390,000       1,514,947
    Ironton City School District GO, MBIA Insured, 5.00%, 12/01/34 .............................          5,130,000       5,566,614
    Jackson Center Local School District Shelby County GO, Facilities Construction and
      Improvement, MBIA Insured, 5.00%, 12/01/28 ...............................................          1,175,000       1,242,222
    Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
      12/01/27 .................................................................................          3,000,000       3,213,750
    Jackson Local School District GO, Stark and Summit Counties Local School District,
        FSA Insured, Pre-Refunded, 5.50%, 12/01/20 .............................................          4,000,000       4,293,880
        FSA Insured, Pre-Refunded, 5.625%, 12/01/25 ............................................          3,500,000       3,773,280
        MBIA Insured, Pre-Refunded, 5.50%, 12/01/21 ............................................          3,060,000       3,121,200
    Jefferson Local School District Madison County School Construction GO, FGIC Insured,
      5.00%, 12/01/25 ..........................................................................          1,200,000       1,289,856
    Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured,
        4.75%, 12/01/22 ........................................................................          1,105,000       1,154,128
        5.00%, 12/01/27 ........................................................................          6,195,000       6,562,611
        Pre-Refunded, 5.00%, 12/01/30 ..........................................................          3,320,000       3,509,738
    Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
        12/01/24 ...............................................................................          2,380,000       2,530,202
        12/01/25 ...............................................................................          2,500,000       2,656,300
    Kettering City School District GO, School Improvement, FSA Insured, 5.00%,
        12/01/28 ...............................................................................          2,970,000       3,178,405
        12/01/31 ...............................................................................          2,595,000       2,773,614
    Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
      12/01/30 .................................................................................          6,170,000       6,598,815
    Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured, 5.00%,
      8/15/23 ..................................................................................          1,500,000       1,540,020
    Lake Ohio Local School District GO, MBIA Insured,
        5.30%, 12/01/21 ........................................................................          1,575,000       1,707,190
        5.375%, 12/01/25 .......................................................................          1,900,000       2,062,298
    Lakewood City School District GO, School Improvement, FSA Insured, 5.125%, 12/01/31 ........         21,900,000      23,757,558
    Lakota Local School District GO, FSA Insured, 5.00%, 12/01/29 ..............................          8,365,000       9,050,428
    Lebanon City School District GO, Refunding, FSA Insured, 5.00%, 12/01/29 ...................          6,250,000       6,556,062


146 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Licking County Joint Vocational School District GO, School Facilities Construction and
      Improvement, MBIA Insured,
        5.00%, 12/01/21 ........................................................................   $      2,200,000  $    2,341,416
        4.75%, 12/01/23 ........................................................................          2,230,000       2,326,737
    Licking Heights Local School District GO, School Facilities Construction and Improvement,
        Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .....................................          2,085,000       2,243,147
        Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 .....................................          2,215,000       2,381,347
        Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 .....................................          2,345,000       2,519,351
        Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .................................          4,000,000       4,312,320
    Little Miami Local School District GO, School Improvement, FSA Insured, 5.00%,
      12/01/34 .................................................................................          4,000,000       4,340,440
    Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
      Pre-Refunded, 5.00%,
        12/01/22 ...............................................................................          1,200,000       1,280,604
        12/01/29 ...............................................................................          1,000,000       1,067,170
    London City School District GO, School Facilities Construction and Improvement,
      FGIC Insured, Pre-Refunded, 5.00%,
        12/01/22 ...............................................................................            700,000         747,019
        12/01/29 ...............................................................................          1,500,000       1,600,755
    Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ..................          1,640,000       1,746,108
    Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
      AMBAC Insured, 5.50%, 9/01/29 ............................................................          6,250,000       6,592,625
    Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
      MBIA Insured, 5.50%, 9/01/27 .............................................................          5,000,000       5,158,300
    Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 ....................................          1,050,000       1,127,207
    Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ..........................          3,500,000       3,674,615
    Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
      12/01/24 .................................................................................          4,000,000       4,206,080
    Lucas County GO, 8.00%,
        12/01/06 ...............................................................................            120,000         120,000
        12/01/08 ...............................................................................            110,000         119,319
        12/01/09 ...............................................................................            120,000         133,825
        12/01/10 ...............................................................................            220,000         253,198
    Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
        MBIA Insured, ETM, 5.75%, 11/15/14 .....................................................          4,460,000       4,592,328
        Refunding, AMBAC Insured, 5.375%, 11/15/29 .............................................            750,000         784,178
        Refunding, MBIA Insured, 5.75%, 11/15/14 ...............................................            300,000         306,438
    Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
      5.125%, 12/01/24 .........................................................................          4,180,000       4,537,056
    Madison Local School District Butler County GO,
        MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ............................................          1,000,000       1,072,630
        School Improvement, FGIC Insured, 5.60%, 12/01/26 ......................................          1,120,000       1,204,896
    Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
      5.50%, 10/15/25 ..........................................................................          4,750,000       5,563,010
    Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ......................          1,905,000       2,043,170


                                       Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Marietta Water Revenue, AMBAC Insured, Pre-Refunded, 5.95%, 12/01/21 .......................   $      3,875,000  $    3,913,750
    Marion County City School District GO, School Facilities Construction and Improvement
      Project, FSA Insured,
        5.55%, 12/01/20 ........................................................................          1,000,000       1,072,430
        5.625%, 12/01/22 .......................................................................          1,100,000       1,182,269
    Marion County GO, AMBAC Insured, 5.05%, 12/01/31 ...........................................          1,500,000       1,587,780
    Martins Ferry City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/32 .............................................................          3,610,000       3,883,818
    Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
      Pre-Refunded, 5.25%,
        12/01/28 ...............................................................................          2,120,000       2,373,891
        12/01/30 ...............................................................................          2,650,000       2,967,364
    Marysville Exempted Village School District GO,
        Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 .....................          1,000,000         562,930
        Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 .....................          1,000,000         537,110
        FSA Insured, Pre-Refunded, 5.30%, 12/01/21 .............................................          2,000,000       2,149,580
        FSA Insured, Pre-Refunded, 5.35%, 12/01/25 .............................................          2,010,000       2,164,026
        FSA Insured, Pre-Refunded, 5.375%, 12/01/29 ............................................          2,465,000       2,656,185
        Refunding, MBIA Insured, 5.00%, 12/01/29 ...............................................          1,000,000       1,057,690
        School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 .......................          2,890,000       3,180,821
    Marysville Wastewater Treatment System Revenue,
        first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 ............................          4,780,000       5,290,026
      a Refunding, XLCA Insured, 4.75%, 12/01/46 ...............................................         10,000,000      10,354,000
    Mason City School District GO, School Improvement,
        FSA Insured, 5.00%, 12/01/31 ...........................................................          5,000,000       5,344,150
        MBIA Insured, Pre-Refunded, 5.00%, 12/01/20 ............................................          5,495,000       5,864,099
    Maumee City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/27 .............................................................          3,610,000       3,855,408
    Medina City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/27 ...................          2,015,000       2,169,349
    Medina GO, 5.00%, 12/01/22 .................................................................          1,100,000       1,179,849
    Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
      12/01/22 .................................................................................          1,675,000       1,793,104
    Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 ..........................         14,975,000      15,945,829
    Milford Exempted Village School District GO, School Improvement, FSA Insured,
        5.00%, 12/01/22 ........................................................................          2,000,000       2,104,420
        5.125%, 12/01/30 .......................................................................          7,325,000       7,741,792
    Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded,
      5.30%, 12/01/29 ..........................................................................          1,300,000       1,423,227
    Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
        5.70%, 12/01/23 ........................................................................          3,190,000       3,475,696
        5.75%, 12/01/27 ........................................................................          3,260,000       3,557,964
    Monroe Local School District GO,
        AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 ...........................................          1,000,000       1,078,730
      a School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29 ..........................          5,115,000       5,214,026
    Morley Library District GO, Lake County District Library, Library Improvement,
      AMBAC Insured, 4.75%, 12/01/21 ...........................................................          1,000,000       1,046,090


148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
      AMBAC Insured,
        5.125%, 10/01/21 .......................................................................   $      3,000,000  $    3,201,660
        5.20%, 10/01/24 ........................................................................          5,000,000       5,361,550
    New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
      5.85%, 1/01/21 ...........................................................................            850,000         859,044
    Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
      12/01/33 .................................................................................          5,535,000       5,971,103
    Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
      5.45%, 12/01/25 ..........................................................................          3,035,000       3,278,802
    Oak Hills Local School District GO, MBIA Insured, Pre-Refunded, 5.45%, 12/01/21 ............          5,000,000       5,143,250
    Ohio Capital Corp. HMR,
        Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ......................................          1,280,000       1,293,030
        Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15 ................          1,310,000       1,310,721
        Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23 .................          2,565,000       2,568,001
    Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests GO,
      FSA Insured,
        4.875%, 12/01/18 .......................................................................          1,255,000       1,341,884
        5.25%, 12/01/23 ........................................................................          1,410,000       1,541,694
    Ohio HFA,
        MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .............          2,035,000       2,094,178
        RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ............................................            655,000         670,019
    Ohio State Air Quality Development Authority Revenue,
        Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .........          3,500,000       3,501,960
        JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................          6,875,000       7,046,325
        Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .....................          9,075,000       9,447,347
        Pollution Control, Dayton Power, Refunding, Series B, FGIC Insured, 4.80%, 1/01/34 .....         26,270,000      27,374,916
    Ohio State Building Authority Revenue,
        Adult Correctional Facilities, Series A, AMBAC Insured, Pre-Refunded, 5.60%,
          4/01/16 ..............................................................................          2,000,000       2,033,060
        State Facilities, Administration Building Fund Project, Refunding, Series A, FSA
          Insured, 5.00%, 4/01/22 ..............................................................          3,100,000       3,271,461
        State Facilities, Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ..............          5,390,000       5,811,606
    Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
      6.50%, 4/15/12 ...........................................................................            795,000         795,875
    Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ...................................          5,000,000       5,178,400
    Ohio State Higher Educational Facility Commission Revenue,
        FGIC Insured, 5.00%, 5/01/23 ...........................................................          8,460,000       8,992,557
        Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded, 5.00%,
          10/01/26 .............................................................................          8,000,000       8,394,160
        Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/23 ...          3,385,000       3,639,823
        Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/24 ...          2,000,000       2,150,560
        University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ............................          8,500,000       9,100,355
        Xavier University Higher Educational Facility, MBIA Insured, Pre-Refunded, 5.375%,
          5/15/22 ..............................................................................          3,500,000       3,597,790


                                       Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Ohio State Higher Educational Facility Revenue,
        Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 ......   $      4,935,000  $    5,245,658
        Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ...............................          2,205,000       2,378,732
        Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ...............................          3,225,000       3,463,972
    Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 .............         16,425,000      17,306,858
    Ohio State University General Receipts Athens Revenue,
        FSA Insured, Pre-Refunded, 5.00%, 12/01/24 .............................................          3,025,000       3,153,562
        MBIA Insured, 5.00%, 12/01/24 ..........................................................          2,155,000       2,309,104
    Ohio State University General Receipts Revenue,
        Series A, 5.125%, 12/01/31 .............................................................          2,500,000       2,681,475
        State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..........................          5,255,000       5,574,294
    Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
      Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 .............          5,000,000       5,127,600
    Ohio State Water Development Authority Revenue,
        Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ............................          2,255,000       2,432,536
        Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ..................             10,000          10,000
        Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/18 ..................            385,000         385,000
        Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..............................          1,405,000       1,461,523
    Olentangy Local School District GO,
        BIG Insured, 7.75%, 12/01/08 ...........................................................            375,000         405,135
        BIG Insured, 7.75%, 12/01/09 ...........................................................            375,000         418,838
        BIG Insured, 7.75%, 12/01/10 ...........................................................            375,000         432,495
        FSA Insured, 5.00%, 12/01/25 ...........................................................             45,000          47,493
        FSA Insured, 5.00%, 12/01/30 ...........................................................          7,000,000       7,613,830
        FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .............................................            660,000         704,629
        FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .............................................          1,130,000       1,212,230
        FSA Insured, Pre-Refunded, 5.00%, 12/01/30 .............................................          3,910,000       4,174,394
        Refunding, FSA Insured, 5.00%, 12/01/30 ................................................             90,000          94,712
        School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
          12/01/27 .............................................................................          4,500,000       4,851,360
        School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
          5.25%, 12/01/32 ......................................................................         11,200,000      12,426,848
    Ottawa and Glandorf Local School District GO, School Facilities Construction and
      Improvement, MBIA Insured, 5.25%, 12/01/23 ...............................................          2,175,000       2,354,612
    Perrysburg Exempted Village School District GO, Series B, FSA Insured, 5.00%,
      12/01/25 .................................................................................          5,000,000       5,204,050
    Pickerington Local School District GO,
        AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ...........................................          7,000,000       7,360,640
        School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
          12/01/28 .............................................................................          3,000,000       3,201,510
    Plain Local School District GO, FGIC Insured,
        6.00%, 12/01/25 ........................................................................            800,000         874,416
        Pre-Refunded, 6.00%, 12/01/25 ..........................................................          3,700,000       4,077,918
    Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
      12/01/28 .................................................................................          2,515,000       2,701,538


150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Princeton City School District GO, MBIA Insured, 5.00%,
        12/01/25 ...............................................................................   $      1,700,000  $    1,813,424
        12/01/26 ...............................................................................          2,725,000       2,905,095
        12/01/30 ...............................................................................          2,260,000       2,407,940
    Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 ...........          1,710,000       1,849,519
    Ridgewood Local School District GO, School Facilities Improvement, FSA Insured,
      Pre-Refunded, 6.00%, 12/01/24 ............................................................          1,730,000       1,904,090
    Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
      12/01/31 .................................................................................          1,000,000       1,061,520
    Riverside Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 ..............................................          1,000,000       1,091,400
    Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
      Pre-Refunded, 5.875%, 10/01/24 ...........................................................          3,100,000       3,325,029
    Salem GO, AMBAC Insured, 6.50%, 12/01/06 ...................................................            400,000         400,000
    Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
        5.00%, 12/01/21 ........................................................................          1,225,000       1,315,258
        5.25%, 12/01/26 ........................................................................            725,000         786,676
    Sidney City School District GO, School Improvement, Refunding,
        FGIC Insured, 5.125%, 12/01/28 .........................................................          1,425,000       1,518,209
        Series B, FGIC Insured, 5.25%, 12/01/23 ................................................          1,780,000       1,915,244
        Series B, FGIC Insured, 5.25%, 12/01/28 ................................................          1,000,000       1,072,670
    South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
      ETM, 7.875%,
        12/01/06 ...............................................................................            600,000         600,000
        12/01/07 ...............................................................................            600,000         625,116
    Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%,
        6/01/25 ................................................................................          1,000,000       1,070,840
        6/01/27 ................................................................................          1,095,000       1,174,037
    St. Henry Local Consolidated School District GO, MBIA Insured, Pre-Refunded, 5.75%,
      12/01/22 .................................................................................          1,515,000       1,653,471
    Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
      5.60%, 12/01/22 ..........................................................................          1,500,000       1,609,080
    Streetsboro City School District GO, School Improvement, MBIA Insured, 5.00%,
      12/01/25 .................................................................................          2,500,000       2,623,575
    Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 .......................          2,355,000       2,521,334
    Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ...............          1,950,000       2,094,398
    Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
      5.25%, 12/01/21 ..........................................................................          4,505,000       4,885,808
    Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded,
      5.25%, 12/01/25 ..........................................................................          1,895,000       2,059,713
    Sycamore Community City School District COP, Blue Ash Elementary School Project,
      AMBAC Insured, 5.125%, 12/01/25 ..........................................................          1,000,000       1,060,630
    Sylvania City School District GO,
        Refunding, FGIC Insured, 5.00%, 12/01/22 ...............................................          1,550,000       1,643,744
        Various Purpose, FGIC Insured, 5.30%, 12/01/20 .........................................          2,225,000       2,409,631


                                       Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Toledo City School District GO, School Facilities Improvement,
        FSA Insured, 5.00%, 12/01/23 ...........................................................   $      1,500,000  $    1,599,135
        Series B, FGIC Insured, 5.00%, 12/01/27 ................................................          1,925,000       2,055,862
    Toledo GO, Limited Tax,
        7.375%, 12/01/06 .......................................................................            625,000         625,000
        AMBAC Insured, Pre-Refunded, 6.00%, 12/01/16 ...........................................          1,000,000       1,020,000
    Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
        11/15/22 ...............................................................................          1,000,000       1,070,100
        11/15/23 ...............................................................................          1,000,000       1,067,590
    Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured,
      5.25%, 12/01/26 ..........................................................................          1,500,000       1,664,895
    Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 ...................................          6,425,000       6,919,018
    Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ...................          2,750,000       2,977,370
    Tri-Valley Local School District GO, FGIC Insured,
        5.25%, 12/01/29 ........................................................................          1,305,000       1,401,296
        Pre-Refunded, 5.25%, 12/01/29 ..........................................................          7,225,000       7,840,136
    Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
      5.375%, 12/01/22 .........................................................................          1,685,000       1,842,935
    Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ...............................          1,475,000       1,599,520
    Twinsburg GO,
        Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ..................................          1,000,000       1,054,530
        Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ..............................          1,000,000       1,054,530
    Union County GO, MBIA Insured, 5.00%, 12/01/33 .............................................          2,895,000       3,060,941
    University of Akron General Receipts Revenue, FGIC Insured,
        4.75%, 1/01/25 .........................................................................          1,080,000       1,128,082
        5.00%, 1/01/28 .........................................................................          1,475,000       1,573,456
        5.00%, 1/01/35 .........................................................................          5,250,000       5,590,410
        Pre-Refunded, 5.70%, 1/01/24 ...........................................................          7,050,000       7,559,080
        Pre-Refunded, 5.75%, 1/01/29 ...........................................................          1,500,000       1,610,490
    University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
      6/01/28 ..................................................................................          7,400,000       7,734,628
    University of Cincinnati General Receipts Revenue,
        AMBAC Insured, 5.00%, 6/01/31 ..........................................................          1,350,000       1,427,882
        Series A, AMBAC Insured, 5.00%, 6/01/23 ................................................          1,845,000       1,978,172
        Series A, AMBAC Insured, 5.00%, 6/01/24 ................................................          1,940,000       2,078,729
        Series A, AMBAC Insured, 5.00%, 6/01/25 ................................................          2,005,000       2,147,034
        Series AD, MBIA Insured, Pre-Refunded, 5.125%, 6/01/20 .................................          1,500,000       1,511,850
    Upper Scioto Valley Local School District GO, School Facilities Construction and
      Improvement, FGIC Insured, 5.25%, 12/01/25 ...............................................          1,160,000       1,240,249
    Van Wert City School District GO, School Improvement, FGIC Insured, 5.00%,
        12/01/27 ...............................................................................          4,805,000       5,090,129
        12/01/30 ...............................................................................          2,500,000       2,642,875
    Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 .............          1,200,000       1,298,172
    Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 ..........          3,000,000       3,210,510
    Warrensville Heights City School District GO, School Improvement, FGIC Insured,
        5.625%, 12/01/20 .......................................................................          3,500,000       3,769,850
        5.75%, 12/01/24 ........................................................................          2,750,000       2,976,765


152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ....................................   $      1,085,000  $    1,150,469
    Wausen Exempted Village School District GO, School Improvement, MBIA Insured,
      Pre-Refunded, 5.50%, 12/01/17 ............................................................          1,800,000       1,834,722
    Wayne Local School District GO, Warren County, AMBAC Insured, Pre-Refunded, 6.10%,
      12/01/24 .................................................................................          1,800,000       1,818,000
    West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ...................................          1,500,000       1,574,145
    West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
      12/01/24 .................................................................................          2,750,000       2,935,212
    Westfall Local School District GO, School Facilities Construction Improvement, FGIC Insured,
      Pre-Refunded, 6.00%, 12/01/22 ............................................................          2,850,000       3,081,106
    Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
      12/01/32 .................................................................................          1,400,000       1,506,190
    Wilmington Water Revenue, first mortgage, System, AMBAC Insured, 5.25%, 6/15/29 ............          3,320,000       3,424,613
    Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ...............            500,000         505,380
    Zanesville City School District GO, School Improvement, MBIA Insured,
        4.75%, 12/01/22 ........................................................................          5,500,000       5,788,145
        4.75%, 12/01/26 ........................................................................          3,250,000       3,407,852
        5.05%, 12/01/29 ........................................................................          3,500,000       3,738,945
                                                                                                                     --------------
                                                                                                                      1,148,389,670
                                                                                                                     --------------
    U.S. TERRITORIES 2.4%
    PUERTO RICO 2.4%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
      5.00%, 7/01/32 ...........................................................................         10,000,000      10,763,600
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 .................         11,000,000      11,008,470
    University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 .................          6,000,000       6,045,000
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                         27,817,070
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,110,518,710) ..........................................                      1,176,206,740
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 0.9%
    MUNICIPAL BONDS 0.9%
    OHIO 0.9%
  b Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
      3.61%, 1/01/16 ...........................................................................          1,300,000       1,300,000
  b Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
      Series C, Daily VRDN and Put, 3.62%, 6/01/23 .............................................          1,700,000       1,700,000
  b Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series A,
      Daily VRDN and Put, 3.51%, 10/01/31 ......................................................          2,000,000       2,000,000
  b Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
      General Corp., Refunding, Series A, Daily VRDN and Put, 3.64%, 5/15/19 ...................          4,700,000       4,700,000
                                                                                                                     --------------
                                                                                                                          9,700,000
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 153

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 0.0% c
    PUERTO RICO 0.0% c
  b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28. .............................  $        200,000  $      200,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,900,000). .............................................                         9,900,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $1,120,418,710) 102.8% ..............................................                     1,186,106,740
    OTHER ASSETS, LESS LIABILITIES (2.8)% .......................................................                       (32,825,750)
                                                                                                                     --------------
    NET ASSETS 100.0% ...........................................................................                    $1,153,280,990
                                                                                                                     ==============


See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

c Rounds to less than 0.1% of net assets.


154 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.4%
    MUNICIPAL BONDS 98.4%
    OREGON 82.6%
    Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 ...........................  $      1,550,000  $    1,652,486
    Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%,
      6/01/22 ...................................................................................         5,000,000       5,342,150
    Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
      Refunding,
        5.20%, 10/01/17 .........................................................................         4,000,000       4,126,960
        5.125%, 10/01/28 ........................................................................         4,500,000       4,616,910
    Clackamas County Hospital Facility Authority Revenue,
        Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 ..............................         2,125,000       2,230,166
        Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 ..............................         1,000,000       1,019,260
        Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 .......................................         2,500,000       2,631,200
        Willamette Falls Hospital Project, 6.00%, 4/01/19 .......................................         1,000,000       1,039,870
        Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ................................           500,000         508,165
        Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ................................         1,500,000       1,523,295
    Clackamas County School District No. 7J Lake Oswego GO,
        MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ..............................................         5,000,000       5,304,750
        Refunding, FSA Insured, 5.25%, 6/01/25 ..................................................         3,075,000       3,622,719
    Clackamas County School District No. 86 GO, Canby, 5.25%, 6/15/20 ...........................         3,000,000       3,166,650
    Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
      6/15/25 ...................................................................................         5,000,000       5,307,150
    Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 .....................         2,315,000       2,336,715
    Coos County School District No. 13 GO, FSA Insured,
        5.00%, 6/15/22 ..........................................................................            55,000          58,178
        Pre-Refunded, 5.00%, 6/15/22 ............................................................         2,465,000       2,645,512
    Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
      12/15/20 ..................................................................................         2,750,000       2,941,042
    Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC Insured,
      5.00%, 6/15/21 ............................................................................         1,000,000       1,078,590
    Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
      Pre-Refunded, 5.125%, 6/15/21 .............................................................         3,500,000       3,733,170
    Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
      11/01/21 ..................................................................................         1,000,000       1,094,300
    Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 ....................................         1,190,000       1,274,704
    High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ....................         1,010,000       1,040,906
    Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 .................................................         5,360,000       5,750,476
    Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
      Radian Insured, 5.375%,
        10/01/26 ................................................................................         2,000,000       2,131,140
        10/01/31 ................................................................................         2,000,000       2,133,860
    Jackson County School District No. 4 GO, FSA Insured,
        5.00%, 6/15/20 ..........................................................................         1,450,000       1,524,820
        Pre-Refunded, 5.00%, 6/15/20 ............................................................           550,000         583,787
    Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
      6/15/20 ...................................................................................         2,155,000       2,283,567
    Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
        6/15/20 .................................................................................         1,680,000       1,783,202
        6/15/21 .................................................................................         1,500,000       1,592,145


                                       Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
        Pre-Refunded, 6.25%, 9/01/31 ............................................................  $      3,290,000  $    3,759,483
        Refunding, 6.25%, 9/01/31 ...............................................................         1,960,000       2,155,157
        Refunding, Assured Guaranty, 5.00%, 9/01/36 .............................................         5,000,000       5,374,650
    Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
      FSA Insured, 4.75%, 6/15/25 ...............................................................         3,510,000       3,660,579
    Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 ...................         5,150,000       5,375,055
  a Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
        6/15/27 .................................................................................         5,580,000       2,183,175
        6/15/28 .................................................................................         2,000,000         745,700
        6/15/29 .................................................................................         1,925,000         683,028
    Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ........         5,700,000       6,064,401
    Linn County Community School District No. 9 GO,
        Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 .....................................         1,155,000       1,289,246
        Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 .....................................         9,495,000      10,626,044
        MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 .............................................         5,000,000       5,306,850
    Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
      6/15/29 ...................................................................................         1,000,000       1,061,430
    Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured, 7.50%,
      10/20/25 ..................................................................................         1,105,000       1,164,659
    Medford Hospital Facilities Authority Revenue, Asante Health System,
        Refunding, Series A, MBIA Insured, 5.00%, 8/15/18 .......................................         2,570,000       2,641,549
        Refunding, Series A, MBIA Insured, 5.00%, 8/15/24 .......................................         1,715,000       1,759,899
        Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/24 ....................................         3,585,000       3,707,535
    Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
      4/01/25 ...................................................................................         2,000,000       2,128,920
    Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 ...............................         1,500,000       1,566,075
    Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured, 5.00%,
      6/01/35 ...................................................................................         3,220,000       3,330,221
    Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%,
      12/01/20 ..................................................................................         3,490,000       3,681,985
    Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
      Pre-Refunded, 5.00%, 6/15/21 ..............................................................         5,000,000       5,307,150
    Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation,
      AMBAC Insured, zero cpn., 6/01/16 .........................................................         2,260,000       1,540,710
    Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
      Project, 5.20%, 12/01/24 ..................................................................         5,000,000       5,002,300
    Oak Lodge Water District GO, AMBAC Insured,
        7.40%, 12/01/08 .........................................................................           215,000         219,122
        7.50%, 12/01/09 .........................................................................           215,000         219,225
    Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ....................         3,745,000       4,026,624
    Oregon Health and Science University Revenue,
        Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 .............        11,480,000       6,273,476
        Series A, MBIA Insured, 5.00%, 7/01/32 ..................................................        24,750,000      26,153,820


156 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Oregon State Department of Administrative Services COP,
      FSA Insured, 4.625%, 5/01/30 ..............................................................  $      7,795,000  $    8,068,916
      Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 ........................................        10,000,000      10,364,400
      Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 ........................................         7,500,000       7,922,100
      Refunding, Series B, FSA Insured, 5.00%, 5/01/21 ..........................................         1,930,000       2,074,345
      Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 .....................................         2,000,000       2,172,880
      Series A, FSA Insured, 5.00%, 5/01/23 .....................................................         2,695,000       2,897,637
      Series B, FGIC Insured, 5.00%, 11/01/30 ...................................................        19,100,000      20,592,665
    Oregon State Department of Transportation Highway User Tax Revenue,
      Refunding, Series A, 5.00%, 11/15/22 ......................................................         1,200,000       1,293,660
      Refunding, Series A, 5.00%, 11/15/23 ......................................................         1,260,000       1,356,554
      Refunding, Series A, 5.00%, 11/15/25 ......................................................         1,295,000       1,390,571
      Refunding, Series A, 5.00%, 11/15/29 ......................................................         3,330,000       3,566,363
      Series A, 5.125%, 11/15/23 ................................................................         5,000,000       5,371,450
      Series A, 5.125%, 11/15/26 ................................................................        14,200,000      15,254,918
      Series A, 5.00%, 11/15/28 .................................................................         5,000,000       5,358,400
      Series A, 5.00%, 11/15/31 .................................................................         5,540,000       6,004,917
  b Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ...............         7,910,000       7,931,278
    Oregon State Facilities Authority Revenue,
      Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 .........         3,660,000       3,909,612
      Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 ........         5,210,000       5,617,891
    Oregon State GO,
      Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 ........................         6,000,000       6,176,400
      Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 .........................         4,440,000       4,545,095
      Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 .........................         1,460,000       1,494,558
      Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 ..........................           910,000         919,155
      Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 ..........................           455,000         459,682
      Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 .........................         1,435,000       1,463,384
      Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 ..........................         1,410,000       1,412,129
      Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 ..........................         2,015,000       2,018,526
      Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 ..........................           335,000         335,345
      State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 ......................         1,705,000       1,838,979
      State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/31 ......................         2,000,000       2,102,300
      State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/35 ......................         6,000,000       6,462,300
      State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ......................         7,745,000       8,282,658
      State Board of Higher Education, Series A, 5.00%, 8/01/31 .................................         2,695,000       2,920,194
      State Board of Higher Education, Series A, 5.00%, 8/01/36 .................................         2,715,000       2,941,865
      State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ...................         8,000,000       8,486,640
      State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ...................         2,000,000       2,116,640
      Veteran's Welfare, Series 75, 5.85%, 10/01/15 .............................................           230,000         231,516
      Veteran's Welfare, Series 75, 5.875%, 10/01/18 ............................................           115,000         116,214
      Veteran's Welfare, Series 75, 6.00%, 4/01/27 ..............................................           320,000         324,403
      Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ...........................................           740,000         742,287
      Veteran's Welfare, Series 77, 5.30%, 10/01/29 .............................................         2,015,000       2,060,076
      Veteran's Welfare, Series A, 5.70%, 10/01/32 ..............................................         2,620,000       2,659,745


                                       Quarterly Statements of Investments | 157

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
        Peacehealth, AMBAC Insured, 5.00%, 11/15/26 .............................................  $      5,500,000  $    5,814,985
        Reed College Project, Series A, 5.75%, 7/01/32 ..........................................        10,735,000      11,440,075
    Oregon State Housing and Community Services Department MFHR,
        Series A, 6.15%, 7/01/21 ................................................................           910,000         920,146
        Series B, 6.00%, 7/01/31 ................................................................         5,000,000       5,175,150
    Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
        Series A, 6.35%, 7/01/14 ................................................................           540,000         557,134
        Series A, 6.40%, 7/01/18 ................................................................           280,000         280,199
        Series A, 6.45%, 7/01/26 ................................................................           700,000         704,480
        Series C, 6.20%, 7/01/15 ................................................................           600,000         606,834
        Series C, 6.40%, 7/01/26 ................................................................           335,000         337,147
        Series D, 6.80%, 7/01/27 ................................................................           515,000         532,654
        Series H, FHA Insured, 5.75%, 7/01/30 ...................................................         1,825,000       1,876,520
    Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
      5.80%, 6/15/20 ............................................................................         1,985,000       2,134,570
    Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ............................           945,000         946,777
    Port of Portland International Airport Revenue, Portland International Airport,
        Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 .......................................         3,000,000       3,131,670
        Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ...................................         2,800,000       3,225,320
        Series 12C, FGIC Insured, 5.00%, 7/01/18 ................................................         1,500,000       1,556,070
        Series A, AMBAC Insured, 5.50%, 7/01/24 .................................................        22,000,000      23,234,860
    Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ........         3,600,000       3,676,140
    Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
        6/01/20 .................................................................................         7,185,000       7,607,622
        6/01/21 .................................................................................         6,290,000       6,659,978
    Portland GO,
        Central City Streetcar Project, Series A, 4.75%, 4/01/21 ................................         3,600,000       3,670,344
        Limited Tax, Series A, 5.00%, 4/01/18 ...................................................         1,000,000       1,021,120
        Limited Tax, Series A, 5.00%, 6/01/24 ...................................................        10,000,000      10,558,400
        Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ....................................         6,315,000       6,718,718
        Limited Tax, Series B, zero cpn., 6/01/21 ...............................................         1,000,000         545,260
    Portland Housing Authority MFR,
        Berry Ridge Project, 6.30%, 5/01/29 .....................................................         1,500,000       1,515,570
        Housing, Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ...............         2,000,000       2,097,500
    Portland MFR,
        Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 .................................         1,000,000       1,004,380
        Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ............         3,175,000       3,316,732
    Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
      5.00%, 6/15/21 ............................................................................         3,000,000       3,208,140
    Portland Sewer System Revenue,
        first lien, Series A, FSA Insured, 5.00%, 10/01/24 ......................................         6,235,000       6,693,210
        second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ...........................         2,500,000       2,659,250
        second lien, Series B, MBIA Insured, 5.00%, 6/15/28 .....................................         5,105,000       5,527,132


158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A,
      FGIC Insured, 5.00%,
        6/15/23 ................................................................................   $      2,030,000  $    2,192,177
        6/15/24 ................................................................................          1,295,000       1,397,486
        6/15/25 ................................................................................          2,385,000       2,571,960
    Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
      AMBAC Insured, 5.50%, 6/15/20 ............................................................          3,000,000       3,197,220
    Portland Water System Revenue, MBIA Insured, 4.50%,
        10/01/27 ...............................................................................          3,725,000       3,850,383
        10/01/28 ...............................................................................          3,895,000       3,988,052
    Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 .........................................          1,260,000       1,338,775
    Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%,
        8/15/27 ................................................................................          7,500,000       7,979,475
        8/15/36 ................................................................................         25,000,000      26,394,250
    Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ......................          9,500,000       9,839,055
    Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 ...................          1,100,000       1,189,045
    Sunrise Water Authority Water Revenue, sub. lien,
        Series B, XLCA Insured, 5.00%, 9/01/25 .................................................          1,160,000       1,243,891
        XLCA Insured, 5.00%, 3/01/25 ...........................................................          1,660,000       1,768,249
    Tillamook and Yamhill Counties School District No. 101, Nestucca Valley, FSA Insured, 5.00%,
      6/15/25 ..................................................................................          1,765,000       1,903,358
    Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light
      Rail, Series 1,Pre-Refunded, 5.65%, 6/01/29 ..............................................         14,080,000      14,928,179
    Washington and Clackamas Counties School District No. 23 J Tigard GO,
        MBIA Insured, Pre-Refunded, 5.00%, 6/15/22 .............................................          7,000,000       7,512,610
        Refunding, MBIA Insured, 5.00%, 6/15/20 ................................................          6,260,000       7,048,760
        Refunding, MBIA Insured, 5.00%, 6/15/22 ................................................          6,905,000       7,843,942
    Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
      10/01/19 .................................................................................          3,905,000       4,130,670
    Washington County GO,
        Obligations, Refunding, 5.00%, 6/01/24 .................................................          3,680,000       4,037,144
        Obligations, Refunding, 4.375%, 6/01/26 ................................................          4,375,000       4,519,200
        Pre-Refunded, 5.00%, 6/01/26 ...........................................................         10,000,000      10,588,200
    Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 .......          4,155,000       4,457,359
    Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
      10/01/10 .................................................................................            470,000         470,428
    Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
      5.60%, 4/01/20 ...........................................................................          1,000,000       1,056,900
                                                                                                                     --------------
                                                                                                                        628,745,416
                                                                                                                     --------------
    U.S. TERRITORIES 15.8%
    PUERTO RICO 14.7%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.625%, 5/15/43 ...............................................................         10,000,000      10,498,200


                                       Quarterly Statements of Investments | 159

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
        5.00%, 7/01/29 .........................................................................   $     10,000,000  $   10,514,000
        5.125%, 7/01/31 ........................................................................          9,885,000      10,278,126
        Pre-Refunded, 5.00%, 7/01/27 ...........................................................         10,000,000      10,763,600
        Pre-Refunded, 5.125%, 7/01/31 ..........................................................          5,115,000       5,469,930
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 ...........................................................................         13,000,000      14,472,120
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................         10,000,000      10,952,100
    Puerto Rico Electric Power Authority Power Revenue,
        Series II, 5.25%, 7/01/31 ..............................................................         12,000,000      12,832,320
        Series II, FSA Insured, 5.125%, 7/01/26 ................................................          9,150,000       9,818,041
        Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................         10,000,000      10,757,000
    Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 .................................................................................            395,000         403,007
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
        5.50%, 8/01/29 .........................................................................          1,285,000       1,364,696
        Pre-Refunded, 5.50%, 8/01/29 ...........................................................          3,715,000       4,057,040
                                                                                                                     --------------
                                                                                                                        112,180,180
                                                                                                                     --------------
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
        10/01/15 ...............................................................................          1,635,000       1,697,196
        10/01/18 ...............................................................................          2,400,000       2,489,136
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
        7/01/18 ................................................................................          2,500,000       2,527,425
        7/01/21 ................................................................................          1,400,000       1,417,640
                                                                                                                     --------------
                                                                                                                          8,131,397
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                        120,311,577
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $706,135,413) ............................................                        749,056,993
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 0.5%
    MUNICIPAL BONDS 0.5%
    OREGON 0.3%
  c Multnomah County Hospital Facilities Authority Revenue, Holladay Park Paza Project,
      Refunding, Daily VRDN and Put, 3.68%, 11/15/33 ...........................................          1,900,000       1,900,000
  c Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Guide Dogs for the Blind, Series A, Weekly VRDN and Put, 3.67%, 7/01/25 ..................            100,000         100,000
  c Yamhill County Revenue, George Fox University Project, Refunding, Series A,
      Weekly VRDN and Put, 3.50%, 10/01/35 .....................................................            200,000         200,000
                                                                                                                     --------------
                                                                                                                          2,200,000
                                                                                                                     --------------


160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN OREGON TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 0.2%
    PUERTO RICO 0.2%
  c Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
      MBIA Insured, Weekly VRDN and Put, 3.29%, 12/01/15 .......................................   $        200,000  $      200,000
  c Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................          1,300,000       1,300,000
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                          1,500,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,700,000) .............................................                          3,700,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $709,835,413) 98.9% ................................................                        752,756,993
    OTHER ASSETS, LESS LIABILITIES 1.1% ........................................................                          7,998,551
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $  760,755,544
                                                                                                                     ==============


See Selected Portfolio Abbreviations on page 173.

a Security purchased on a when-issued or delayed delivery basis.

b Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 161

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.6%
    MUNICIPAL BONDS 98.6%
    PENNSYLVANIA 91.6%
    Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
      Refunding, FGIC Insured, 5.75%, 1/01/18 ..................................................   $      1,000,000   $   1,060,130
    Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
      MBIA Insured, 5.00%, 1/01/19 .............................................................          6,000,000       6,145,140
    Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .......................................          4,000,000       4,159,760
    Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ...........................          1,000,000       1,077,710
    Allegheny County Higher Education Building Authority University Revenue, Duquesne
      University, Series A, XLCA Insured, 5.00%,
        3/01/29 ................................................................................          5,000,000       5,398,800
        3/01/33 ................................................................................          6,630,000       7,137,526
    Allegheny County Hospital Development Authority Revenue,
        Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
          9/01/20 ..............................................................................         10,000,000      10,199,700
        Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 .............          4,500,000       4,668,750
        Health System, Refunding, Series A, MBIA Insured, 6.50%, 11/15/30 ......................         10,000,000      11,191,700
        University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
          4/01/27 ..............................................................................         10,450,000      10,717,624
    Allegheny County IDAR,
        Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ........................          2,000,000       2,045,820
        Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .......................         10,000,000      10,417,400
        Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ........................          7,530,000       7,847,013
        Refunding, Series A, MBIA Insured, 5.00%, 11/01/29 .....................................          5,000,000       5,284,750
        Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 .....................................          9,000,000       9,512,550
    Allegheny County Port Authority Special Revenue, Transportation,
        MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ............................................         15,000,000      15,982,050
        Refunding, FGIC Insured, 5.00%, 3/01/25 ................................................         13,250,000      13,926,147
        Refunding, FGIC Insured, 5.00%, 3/01/29 ................................................         16,500,000      17,335,395
    Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
        Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ..................................            265,000         272,020
        Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ..................................          1,350,000       1,384,749
        Series FF-2, GNMA Secured, 6.00%, 11/01/31 .............................................            130,000         134,880
        Series II-2, GNMA Secured, 5.90%, 11/01/32 .............................................            910,000         953,134
    Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
      5.00%, 12/01/30 ..........................................................................          7,000,000       7,540,610
    Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 .........................          1,550,000       1,663,894
    Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 ..................          4,430,000       4,774,078
    Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 ...............................          2,500,000       2,668,950
    Beary Valley Joint Authority Water Revenue, FSA Insured, Pre-Refunded, 5.00%, 5/01/29 ......          1,000,000       1,061,200
    Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 ...........................................          6,000,000       6,456,840
    Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ..........................................          3,675,000       3,870,951
    Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 ..................          4,000,000       4,365,520
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ...............          3,100,000       3,230,169
    Chichester School District GO, FSA Insured, 5.00%, 3/15/26 .................................          1,830,000       1,949,810


162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
        5.40%, 7/01/07 .........................................................................   $        540,000   $     543,667
        5.55%, 7/01/09 .........................................................................          2,365,000       2,425,213
        5.60%, 7/01/10 .........................................................................            600,000         615,546
        5.75%, 7/01/12 .........................................................................          1,795,000       1,841,437
        5.75%, 7/01/17 .........................................................................            700,000         715,134
        5.625%, 7/01/21 ........................................................................          1,500,000       1,519,890
    Council Rock School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/15/22 .....          5,180,000       5,450,551
    Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
      AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 .............................................          1,200,000       1,286,400
    Dauphin County General Authority Health System Revenue, Pinnacle Health, MBIA Insured,
        5.50%, 5/15/17 .........................................................................          1,015,000       1,032,925
        Pre-Refunded, 5.50%, 5/15/17 ...........................................................            985,000       1,003,360
    Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
        Refunding, Series A, MBIA Insured, 6.50%, 7/01/12 ......................................          4,500,000       4,504,230
        Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ............................................          5,000,000       5,691,900
    Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 .........          1,000,000       1,016,390
    Delaware County Authority College Revenue,
        Cabrini College, Radian Insured, 5.875%, 7/01/29 .......................................          6,385,000       6,704,952
        Eastern College, Series C, 5.625%, 10/01/28 ............................................          2,210,000       2,247,504
        Haverford College, 5.75%, 11/15/29 .....................................................          3,500,000       3,771,250
        Haverford College, 6.00%, 11/15/30 .....................................................          1,750,000       1,906,853
    Delaware County Authority Revenue,
        Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 .................................          1,800,000       1,896,624
        Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ....................         10,800,000      11,172,060
    Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
      6/01/29 ..................................................................................          2,000,000       2,125,200
    Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
      5.00%, 12/01/28 ..........................................................................          3,000,000       3,090,330
    Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
      AMBAC Insured, 5.60%, 7/01/17 ............................................................          5,000,000       5,716,500
    Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
      11/01/35 .................................................................................          6,000,000       6,437,100
    Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
      Refunding, Series B, 6.00%, 9/01/16 ......................................................            600,000         636,540
    Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ...........................................          5,000,000       5,326,200
    Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 .......................          3,000,000       3,238,590
    Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ..............          3,615,000       3,831,972
    Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 ...................          4,455,000       4,519,909
    Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
      7/01/27 ..................................................................................          1,500,000       1,448,370
    Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
      11/01/29 .................................................................................          1,250,000       1,341,850
    Johnstown RDA Sewer Revenue, Series A, FSA Insured, 5.00%, 8/15/34 .........................          1,825,000       1,949,721


                                       Quarterly Statements of Investments | 163

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Lancaster County Hospital Authority Revenue, Health Center,
        Masonic Homes Project, 5.00%, 11/01/31 .................................................   $      3,000,000   $   3,180,240
        Willow Valley Retirement Project, 5.875%, 6/01/21 ......................................          1,000,000       1,061,740
    Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 ..................................          1,500,000       1,603,935
    Lehigh County General Purpose Authority Revenues,
        Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 .......          5,000,000       5,154,500
        Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 .........          4,000,000       4,091,680
        Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ..........          2,750,000       2,954,573
    Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 .......................          1,000,000       1,027,130
    Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 .................................          2,000,000       2,082,640
    Lycoming County Authority College Revenue, Pennsylvania College of Technology,
        AMBAC Insured, 5.25%, 5/01/32 ..........................................................          5,030,000       5,350,310
        Refunding, AMBAC Insured, 5.35%, 7/01/26 ...............................................          2,400,000       2,546,496
    Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ............................................          2,000,000       2,093,060
    Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 ...................          5,000,000       5,351,950
    Montgomery County GO, 5.00%, 9/15/22 .......................................................          3,335,000       3,524,595
    Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
      Project, Pre-Refunded, 6.75%,
        11/15/24 ...............................................................................            400,000         438,612
        11/15/30 ...............................................................................          1,000,000       1,096,530
    Montgomery County IDA Retirement Community Revenue,
        Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 ..................          4,850,000       4,983,860
        Adult Community Total Services, Series B, 5.75%, 11/15/17 ..............................          4,000,000       4,116,520
        Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 .......          5,000,000       5,111,950
    Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
        5.70%, 12/01/13 ........................................................................          1,205,000       1,252,863
        5.75%, 12/01/17 ........................................................................            500,000         520,105
        5.75%, 12/01/27 ........................................................................          1,600,000       1,664,336
    Muhlenberg School District GO, Series AA, FGIC Insured,
        5.00%, 9/01/22 .........................................................................          1,390,000       1,469,327
        Pre-Refunded, 6.00%, 9/01/23 ...........................................................          4,000,000       4,345,880
    New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%,
      3/01/28 ..................................................................................          2,250,000       2,276,955
    Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27 .............          5,000,000       5,405,200
    Northampton Boro Municipal Authority Water Revenue, MBIA Insured, 5.00%, 5/15/34 ...........          2,400,000       2,559,528
    Norwin School District GO,
        FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .............................................          5,000,000       5,362,550
        FSA Insured, 5.00%, 4/01/35 ............................................................          3,000,000       3,241,080
        Series A, MBIA Insured, 5.00%, 4/01/30 .................................................          1,000,000       1,042,500
        Series B, MBIA Insured, 5.00%, 4/01/31 .................................................          6,390,000       6,600,678
    Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22 ...................          2,835,000       2,993,618
    Pennsylvania Economic Development Financing Authority Revenue, Lincoln University,
      Series A, FGIC Insured, 5.00%, 6/01/33 ...................................................          3,325,000       3,549,404
    Pennsylvania HFAR,
        Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25%
          thereafter, 4/01/30 ..................................................................          3,050,000       2,811,155
        SFM, Refunding, Series 63A, zero cpn., 4/01/30 .........................................         10,885,000       3,128,567
        SFM, Refunding, Series 72A, 5.25%, 4/01/21 .............................................          7,000,000       7,137,690


164 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
        Allegheny College, Series B, 6.125%, 11/01/13 ..........................................   $         90,000   $      90,131
        Drexel University, MBIA Insured, 5.75%, 5/01/22 ........................................          3,095,000       3,182,619
        Drexel University, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ..........................            905,000         930,992
        Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ................          2,500,000       2,674,225
    Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
      Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
      11/15/21 .................................................................................         17,000,000      17,366,520
    Pennsylvania State Higher Educational Facilities Authority Revenue,
        Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .....................................          1,500,000       1,569,915
        Drexel University, Series A, 5.00%, 5/01/20 ............................................          1,485,000       1,566,363
        Drexel University, Series A, 5.20%, 5/01/29 ............................................            750,000         800,963
        Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 ................          5,000,000       5,380,450
        State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ................          3,140,000       3,259,132
        Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 ............          2,500,000       2,677,400
        Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 .............................          5,000,000       5,418,000
        Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 .............................         10,000,000      10,811,700
        Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ...............          5,000,000       5,334,700
        University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36 ...          8,315,000       8,897,216
        Widener University, 5.00%, 7/15/31 .....................................................            500,000         522,380
    Pennsylvania State Public School Building Authority Revenue,
        Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ..........................          1,000,000       1,077,730
        Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ...........................          2,500,000       2,677,825
        Lehigh Career and Technical Institution, MBIA Insured, 5.00%, 10/01/31 .................          1,000,000       1,046,530
    Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
        5.00%, 12/01/24 ........................................................................          1,655,000       1,765,422
        Pre-Refunded, 5.00%, 12/01/31 ..........................................................          5,000,000       5,448,450
    Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
        7/15/28 ................................................................................         10,000,000      10,709,600
        7/15/31 ................................................................................         10,000,000      10,709,600
    Pennsylvania State Turnpike Commission Turnpike Revenue,
        Series A, AMBAC Insured, 5.00%, 12/01/34 ...............................................          5,000,000       5,370,850
        Series R, AMBAC Insured, 5.00%, 12/01/26 ...............................................          2,000,000       2,123,760
        Series R, AMBAC Insured, 5.00%, 12/01/30 ...............................................         11,125,000      11,782,265
    Pennsylvania State University Revenue, 5.00%, 9/01/35 ......................................          1,000,000       1,073,080
    Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Series B,
      AMBAC Insured, 5.00%, 12/01/27 ...........................................................          3,000,000       3,260,490
    Philadelphia Authority for IDR,
        Please Touch Museum Project, 5.25%, 9/01/36 ............................................          4,710,000       4,955,721
        Series B, AMBAC Insured, 5.25%, 7/01/31 ................................................          2,000,000       2,127,040
    Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ........            980,000       1,182,350
    Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,Temple University
      Hospital, 5.875%, 11/15/23 ...............................................................          5,000,000       5,101,350
    Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
      12/01/21 .................................................................................          5,000,000       5,361,350
    Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 ....................         12,000,000      12,772,200
    Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
        9/01/22 ................................................................................          3,250,000       3,417,082
        9/01/29 ................................................................................         13,000,000      13,626,730


                                      Quarterly Statements of Investments | 165

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
      4/15/31 ..................................................................................   $     14,565,000   $  15,558,770
    Philadelphia School District GO,
        Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 .................................          1,000,000       1,005,930
        Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ...................................          8,000,000       8,531,040
        Series D, FGIC Insured, 5.125%, 6/01/34 ................................................          5,000,000       5,394,450
    Philadelphia Water and Wastewater Revenue, Series A,
        FGIC Insured, 5.00%, 11/01/31 ..........................................................          7,515,000       7,934,863
        FSA Insured, 5.00%, 7/01/28 ............................................................          5,000,000       5,374,700
        FSA Insured, 5.00%, 7/01/29 ............................................................         11,645,000      12,508,943
        FSA Insured, 5.00%, 7/01/35 ............................................................          4,500,000       4,820,355
    Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 ..............................         12,485,000      13,424,122
    Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
      12/01/24 .................................................................................          2,000,000       2,162,180
    Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 ..............          1,310,000       1,342,462
    Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 ........................................          1,000,000       1,061,350
    Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ............          1,015,000       1,156,024
    Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 ...................          8,870,000       9,538,887
    Reading School District GO, FSA Insured, 5.00%, 1/15/36 ....................................         23,790,000      25,647,047
    Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.875%,
      12/01/31 .................................................................................          2,500,000       2,736,550
    Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 ..............          2,000,000       2,169,940
    Southcentral General Authority Revenue, Wellspan Health Obligated, MBIA Insured,
        ETM, 5.25%, 5/15/31 ....................................................................          1,875,000       1,993,913
        Pre-Refunded, 5.25%, 5/15/31 ...........................................................          8,125,000       8,768,012
    Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%,
      3/01/22 ..................................................................................          3,000,000       3,071,010
    Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%, 9/01/25 .................          6,900,000       7,286,538
    Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 .............................          5,025,000       5,410,618
    State Public School Building Authority College Revenue, Westmoreland County Community
      College, FGIC Insured, 5.25%, 10/15/22 ...................................................          2,170,000       2,338,566
    State Public School Building Authority School Revenue,
        Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 .....................         10,000,000      10,604,800
        Northwestern School District Project, Series E, FGIC Insured, Pre-Refunded, 5.75%,
         1/15/19 ...............................................................................          3,000,000       3,136,710
        Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ......................         37,170,000      39,275,680
    Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
      1/01/28 ..................................................................................          2,000,000       2,090,360
    Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ................................          2,915,000       3,145,139
    University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured,
      5.00%, 6/01/21 ...........................................................................         10,000,000      10,259,300
    Upper St. Clair Township School District GO,
        FSA Insured, 5.00%, 7/15/28 ............................................................          1,000,000       1,054,400
        Pre-Refunded, 5.20%, 7/15/27 ...........................................................          3,500,000       3,535,945
    Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
      AMBAC Insured, 6.15%, 12/01/29 ...........................................................          2,200,000       2,434,322
    Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 .............................          5,000,000       5,333,100


166 | Quarterly Statements of Investments

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
        9/01/19 ................................................................................   $      2,000,000   $   2,087,440
        9/01/20 ................................................................................          3,805,000       3,965,875
    York County GO, MBIA Insured, 5.00%, 6/01/33 ...............................................          6,500,000       7,012,135
                                                                                                                      -------------
                                                                                                                        809,818,302
                                                                                                                      -------------
    U.S. TERRITORIES 7.0%
    PUERTO RICO 6.4%
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
        5.00%, 7/01/29 .........................................................................          4,000,000       4,205,600
        5.00%, 7/01/33 .........................................................................         30,000,000      31,347,600
        Pre-Refunded, 5.00%, 7/01/27 ...........................................................          7,000,000       7,534,520
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
      7/01/37 ..................................................................................          7,010,000       7,436,699
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 ........          5,950,000       6,251,903
                                                                                                                      -------------
                                                                                                                         56,776,322
                                                                                                                      -------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .......          5,000,000       5,318,900
                                                                                                                      -------------
    TOTAL U.S. TERRITORIES .....................................................................                         62,095,222
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $822,737,180) ............................................                        871,913,524
                                                                                                                      -------------
    SHORT TERM INVESTMENTS 0.1%
    MUNICIPAL BONDS 0.1%
    PENNSYLVANIA 0.1%
  a Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.48%,
      12/01/28 .................................................................................            500,000         500,000
  a Pennsylvania State Turnpike Commission Turnpike Revenue, Series Q, Daily VRDN and Put,
      3.55%, 6/01/27 ...........................................................................            200,000         200,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $700,000) ...............................................                            700,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $823,437,180) 98.7% ................................................                        872,613,524
    OTHER ASSETS, LESS LIABILITIES 1.3% ........................................................                         11,708,171
                                                                                                                      -------------
    NET ASSETS 100.0% ..........................................................................                       $884,321,695
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 173.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 167

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.2%
    MUNICIPAL BONDS 98.2%
    VIRGINIA 77.0%
    Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
      7/01/28 ..................................................................................   $      5,000,000  $    5,185,100
    Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded, 5.875%,
      1/01/29                                                                                             2,500,000       2,638,825
    Arlington County GO, Public Improvement, Pre-Refunded, 5.00%, 2/01/22 ......................          2,060,000       2,201,501
    Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
      a 6.30%, 12/01/25 ........................................................................          2,000,000       2,080,700
      Series A, 6.55%, 12/01/25 ................................................................          5,000,000       5,235,950
    Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ........................................          1,245,000       1,348,858
    Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ..........................          1,000,000       1,075,490
    Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
        7/15/19 ................................................................................          3,250,000       3,432,910
        7/15/32 ................................................................................          8,000,000       8,393,120
    Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
        2/15/30 ................................................................................          1,410,000       1,503,666
        2/15/34 ................................................................................          3,155,000       3,356,447
    Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
      9/01/29 ..................................................................................          8,000,000       8,422,160
    Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured, 5.00%,
      4/01/33 ..................................................................................          2,000,000       2,137,540
    Fairfax County IDAR, Health Care, Inova Health System Project, Refunding, Series A, 5.00%,
        8/15/18 ................................................................................          2,100,000       2,152,101
        8/15/25 ................................................................................          5,000,000       5,101,650
    Fairfax County Redevelopment and Housing Authority MFHR,
        Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 ..................................          4,700,000       4,754,990
        Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 ...................          1,000,000       1,038,070
        Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 ..................          1,000,000       1,037,560
    Fairfax County Water Authority Water Revenue,
        Pre-Refunded, 5.00%, 4/01/27 ...........................................................          2,830,000       3,030,109
        Refunding, 5.00%, 4/01/27 ..............................................................         11,420,000      12,068,542
    Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation,
    Refunding,
      AMBAC Insured, 5.25%, 6/15/23 ............................................................         10,000,000      10,265,700
    Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B,
      FSA Insured, 5.00%,
        4/01/29 ................................................................................          7,115,000       7,590,282
        4/01/35 ................................................................................          6,000,000       6,408,660
    Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, Pre-Refunded,
      5.50%, 11/01/30 ..........................................................................          1,715,000       1,853,452
    Greater Richmond Convention Center Authority Hotel Tax Revenue,
        Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 .....................          8,000,000       8,759,120
        Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ......................          8,175,000       8,984,407
        Refunding, MBIA Insured, 5.00%, 6/15/30 ................................................          8,000,000       8,615,040
    Hampton Convention Center Revenue, Refunding, AMBAC Insured,
        5.25%, 1/15/23 .........................................................................          3,000,000       3,233,430
        5.125%, 1/15/28 ........................................................................          2,605,000       2,785,683
        5.00%, 1/15/35 .........................................................................          8,600,000       9,104,820


168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA (CONTINUED)
    Hampton Redevelopment and Housing Authority Senior Living Assn. Revenue, Refunding,
      Series A, GNMA Secured, 6.00%, 1/20/26 ...................................................   $      1,060,000  $    1,096,093
    Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
      5.00%, 7/01/28 ...........................................................................         10,000,000      10,172,000
    Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ..............................................          1,000,000       1,086,810
    Henry County IDA Hospital Revenue, Memorial Hospital of Martinsville and Henry,
      Pre-Refunded, 6.00%, 1/01/27 .............................................................          1,250,000       1,264,612
    Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
      Series A, 6.60%, 5/01/24 .................................................................          2,000,000       2,161,480
    Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ..........          4,155,000       4,392,666
    King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ..........................          3,595,000       3,842,120
    Leesburg Utilities System Revenue, MBIA Insured, Pre-Refunded, 5.125%, 7/01/22 .............          3,000,000       3,086,460
    Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
      6.10%, 6/01/32 ...........................................................................          1,500,000       1,695,195
    Loudoun County Sanitation Authority Water and Sewer Revenue,
        FGIC Insured, Pre-Refunded, 5.125%, 1/01/26 ............................................          3,795,000       3,874,999
        FGIC Insured, Pre-Refunded, 5.125%, 1/01/30 ............................................          5,250,000       5,360,670
        Series 96, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ..................................          6,500,000       6,637,605
        Series 96, FGIC Insured, Pre-Refunded, 5.25%, 1/01/30 ..................................          1,000,000       1,021,170
    Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Pre-Refunded, 5.20%,
      1/01/28 ..................................................................................          8,000,000       8,216,160
    Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding,
      Series A, GNMA Secured, 6.20%, 7/20/27 ...................................................          1,000,000       1,025,080
    Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 ...          1,000,000       1,077,290
    Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
        5.875%, 8/01/21 ........................................................................          1,420,000       1,531,016
        6.10%, 8/01/26 .........................................................................          1,725,000       1,869,624
    Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
      1/15/22 ..................................................................................          1,000,000       1,083,790
    Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ............................................          6,000,000       6,477,900
    Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
      6.25%, 8/01/36 ...........................................................................          2,950,000       3,077,646
    Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
      GNMA Secured, 5.85%, 12/20/30 ............................................................          4,060,000       4,194,711
    Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 .................          1,440,000       1,500,926
    Norfolk GO, Capital Improvements, Series B, FSA Insured, Pre-Refunded, 5.00%, 7/01/22 ......          1,720,000       1,846,833
    Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, Pre-Refunded, 5.25%,
      8/15/26 ..................................................................................          3,000,000       3,094,530
    Norfolk Parking System Revenue, MBIA Insured, Pre-Refunded, 5.55%, 2/01/27 .................          2,000,000       2,045,980
    Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .......................................          5,000,000       5,054,500
    Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
      7/01/33 ..................................................................................          4,350,000       4,692,388
    Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%,
      2/01/34 ..................................................................................          1,000,000       1,058,590
    Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
      Refunding, FHA Insured, 8.70%, 8/01/23 ...................................................             50,000          57,949


                                       Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA (CONTINUED)
    Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ............   $      1,500,000  $    1,562,715
    Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
      7/15/33 ..................................................................................          1,000,000       1,078,600
    Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
      AMBAC Insured, 6.00%, 12/01/33 ...........................................................          2,080,000       2,182,690
    Prince William County Service Authority Water and Sewer System Revenue,
        FGIC Insured, 5.50%, 7/01/29 ...........................................................          5,000,000       5,290,800
        Refunding, 5.00%, 7/01/32 ..............................................................          7,045,000       7,572,952
    Richmond GO, FGIC Insured, 5.00%, 7/15/19 ..................................................          3,690,000       3,930,736
    Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
      1/01/31 ..................................................................................          4,400,000       4,780,776
    Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
      8/01/22 ..................................................................................          2,000,000       2,102,300
    Richmond Public Utility Revenue,
        FSA Insured, 5.00%, 1/15/35 ............................................................          3,500,000       3,760,330
        Refunding, FSA Insured, 5.00%, 1/15/33 .................................................          8,500,000       8,929,165
    Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded,
        5.25%, 6/01/22 .........................................................................          6,500,000       6,683,040
        5.40%, 6/01/27 .........................................................................          6,800,000       6,996,452
    Stafford County and Staunton IDAR, Virgina Municipal League Association Counties Program,
      Series A, MBIA Insured, 5.25%, 8/01/31 ...................................................          5,000,000       5,568,300
    University of Virginia Revenue,
        General, 5.00%, 6/01/37 ................................................................         15,000,000      16,149,000
        Series A, 5.00%, 6/01/33 ...............................................................         14,000,000      14,858,900
    Virginia Beach Water and Sewer Revenue,
        Pre-Refunded, 5.25%, 8/01/21 ...........................................................          1,865,000       1,975,333
        System, Refunding, 5.00%, 10/01/30 .....................................................          3,300,000       3,545,652
    Virginia College Building Authority Educational Facilities Revenue,
        21st Century College Program, 5.00%, 2/01/21 ...........................................          1,000,000       1,048,460
        Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ...............................          1,500,000       1,626,975
        Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 ................          5,000,000       5,352,800
        Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 ................          4,050,000       4,335,768
    Virginia Commonwealth Transportation Board Transportation Revenue,
        Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ..........          8,920,000       9,414,882
        U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24 .....          2,000,000       2,103,940
        U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26 .....         10,000,000      10,486,300
    Virginia State HDA, MFHR,
        Series C, 5.30%, 11/01/16 ..............................................................          1,000,000       1,041,760
        Series H, 5.55%, 5/01/15 ...............................................................          1,000,000       1,036,800
    Virginia State HDA Rental Housing Revenue,
        Series J, 5.80%, 2/01/19 ...............................................................          2,000,000       2,079,740
        Series L, 5.75%, 2/01/15 ...............................................................          1,000,000       1,048,010
    Virginia State Public School Authority GO, School Financing,
        Series A, 5.00%, 8/01/20 ...............................................................          3,000,000       3,193,200
        Series A, 5.00%, 8/01/21 ...............................................................          4,000,000       4,252,280
    Virginia State Public School Authority GO, School Financing, (continued)
        Series C, 5.00%, 8/01/22 ...............................................................          2,000,000       2,124,380
        Series C, 5.00%, 8/01/26 ...............................................................         10,925,000      11,594,812


170 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA (CONTINUED)
    Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
      8/01/27 ..................................................................................   $      3,000,000  $    3,121,800
    Virginia State Resources Authority Infrastructure Revenue,
        senior series A, 5.00%, 11/01/31 .......................................................          5,000,000       5,448,150
        senior series A, 5.00%, 11/01/36 .......................................................          4,915,000       5,342,900
        Virginia Pooled Financing Program, senior series, 5.00%, 11/01/33 ......................          5,000,000       5,323,750
    Virginia State Resources Authority Water and Sewer System Revenue,
        Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 ............             10,000          10,080
        Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ..................................          1,610,000       1,657,833
        Tuckahoe Service District Project, 5.00%, 11/01/35 .....................................          2,000,000       2,122,200
    York County Sewer Revenue, Pre-Refunded, 5.875%,
        6/01/24 ................................................................................            500,000         532,775
        6/01/29 ................................................................................          1,500,000       1,598,325
                                                                                                                     --------------
                                                                                                                        420,258,337
                                                                                                                     --------------
    U.S. TERRITORIES 21.2%
    DISTRICT OF COLUMBIA 6.5%
    Metropolitan Washington D.C. Airports Authority Airport System Revenue,
        Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 .....................................          1,000,000       1,055,470
        Refunding, Series A, FSA Insured, 5.00%, 10/01/32 ......................................         10,000,000      10,704,400
      b Refunding, Series C, FGIC Insured, 5.00%, 10/01/24 .....................................          2,070,000       2,231,419
        Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ..................................          6,655,000       7,234,052
    Metropolitan Washington D.C. Airports Authority General Airport Revenue,
        Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 .....................................          5,000,000       5,172,550
        Series A, Pre-Refunded, 5.375%, 10/01/23 ...............................................          3,000,000       3,071,777
        Series B, 5.75%, 10/01/20 ..............................................................          6,000,000       6,157,560
                                                                                                                     --------------
                                                                                                                         35,627,228
                                                                                                                     --------------
    PUERTO RICO 14.1%
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
        5.00%, 7/01/29 .........................................................................          8,000,000       8,411,200
        5.125%, 7/01/31 ........................................................................          3,315,000       3,446,838
        5.00%, 7/01/33 .........................................................................          2,000,000       2,089,840
        FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .............................................         15,000,000      16,145,400
        Pre-Refunded, 5.125%, 7/01/31 ..........................................................          1,685,000       1,801,922
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 ...........................................................................          4,500,000       5,009,580
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................          5,000,000       5,476,050
        Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................          3,000,000       3,266,790
        Series G, 5.00%, 7/01/33 ...............................................................          5,000,000       5,224,600
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................          4,000,000       4,104,040
    Puerto Rico Electric Power Authority Power Revenue,
        Series HH, FSA Insured, 5.25%, 7/01/29 .................................................          5,910,000       6,296,278
        Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................          5,000,000       5,378,500
        Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................          1,000,000       1,074,940


                                       Quarterly Statements of Investments | 171

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 .................................................................................   $         20,000  $       20,405
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ........          2,580,000       2,725,332
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.375%, 7/01/33 ...................................................          1,315,000       1,400,422
        Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................          3,685,000       4,016,355
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 .............................................................          1,000,000       1,064,830
                                                                                                                     --------------
                                                                                                                         76,953,322
                                                                                                                     --------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
        10/01/15 ...............................................................................          1,500,000       1,557,060
        10/01/18 ...............................................................................          1,500,000       1,555,710
                                                                                                                     --------------
                                                                                                                          3,112,770
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                        115,693,320
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $506,143,189) ............................................                        535,951,657
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 0.8%
    MUNICIPAL BONDS 0.8%
    VIRGINIA 0.5%
  c Roanoke IDA Hospital Revenue, Carilion Health System, Refunding,
        Series C-1, FSA Insured, Daily VRDN and Put, 3.65%, 7/01/27 ............................          2,350,000       2,350,000
        Series C-2, FSA Insured, Daily VRDN and Put, 3.60%, 7/01/27 ............................            400,000         400,000
                                                                                                                     --------------
                                                                                                                          2,750,000
                                                                                                                     --------------
    U.S. TERRITORIES 0.3%
    PUERTO RICO 0.3%
  c Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
      MBIA Insured, Weekly VRDN and Put, 3.29%, 12/01/15 .......................................          1,400,000       1,400,000
  c Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 .............................            400,000         400,000
                                                                                                                     --------------
    TOTAL U.S. TERRITORIES .....................................................................                          1,800,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,550,000) .............................................                          4,550,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $510,693,189) 99.0% ................................................                        540,501,657
    OTHER ASSETS, LESS LIABILITIES 1.0% ........................................................                          5,298,684
                                                                                                                     --------------
    NET ASSETS 100.0% ..........................................................................                     $  545,800,341
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 173.

a Upon review of the Internal Review Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

b Security purchased on a when-issued or delayed delivery basis.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


172 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Security
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BAN      - Bond Anticipation Note
BIG      - Bond Investors Guaranty Insurance Co.
           (acquired by MBIA in 1989 and no longer does
           business under this name)
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CFD      - Community Facilities District
CDR      - Community Development Revenue
CIFG     - CDC IXIS Financial Guaranty
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority Revenue
IDB      - Industrial Development Bond/Board
IDR      - Industrial Development Revenue
IPC      - Industrial Pollution Control
ISD      - Independent School District
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Security
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RAN      - Revenue Anticipation Note
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SF       - Single Family
SFHR     - Single Family Housing Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
XLCA     - XL Capital Assurance


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 173

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five funds (the Funds). All Funds are diversified, except the Franklin Connecticut Tax-Free Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin Florida Insured Tax-Free Income Fund and the Franklin Maryland Tax-Free Income Fund.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                ---------------------------------------------------------
                                                    FRANKLIN            FRANKLIN            FRANKLIN
                                                     ALABAMA             ARIZONA            COLORADO
                                                    TAX-FREE            TAX-FREE            TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ---------------------------------------------------------
Cost of investments .........................   $     267,215,620   $     919,483,262   $     439,529,341
                                                =========================================================

Unrealized appreciation .....................   $      15,022,822   $      61,692,312   $      28,873,712
Unrealized depreciation .....................                  --              (3,187)                 --
                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      15,022,822   $      61,689,125   $      28,873,712
                                                =========================================================

                                                ---------------------------------------------------------
                                                    FRANKLIN            FRANKLIN        FRANKLIN FEDERAL
                                                   CONNECTICUT           DOUBLE         INTERMEDIATE-TERM
                                                    TAX-FREE            TAX-FREE            TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ---------------------------------------------------------
Cost of investments .........................   $     329,778,776   $     426,203,865   $     589,165,542
                                                =========================================================

Unrealized appreciation .....................   $      17,285,063   $      23,699,341   $      20,209,205
Unrealized depreciation .....................             (56,216)           (168,403)                 --
                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      17,228,847   $      23,530,938   $      20,209,205
                                                =========================================================

                                                ----------------------------------------------------------
                                                 FRANKLIN FEDERAL       FRANKLIN            FRANKLIN
                                                   LIMITED-TERM          FLORIDA             FLORIDA
                                                     TAX-FREE       INSURED TAX-FREE        TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ----------------------------------------------------------
Cost of investments .........................   $      21,011,903   $     160,380,751   $   1,578,163,082
                                                ==========================================================

Unrealized appreciation .....................   $          57,911   $      10,623,665   $     122,292,831
Unrealized depreciation .....................             (88,561)                 --              (7,054)
                                                ----------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $         (30,650)  $      10,623,665   $     122,285,777
                                                ==========================================================


174 | Quarterly Statements of Investments

Franklin Tax-Free Trust

1. INCOME TAXES (CONTINUED)

                                                ---------------------------------------------------------
                                                     FRANKLIN            FRANKLIN            FRANKLIN
                                                     GEORGIA            HIGH YIELD           INSURED
                                                     TAX-FREE            TAX-FREE            TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ---------------------------------------------------------
Cost of investments .........................   $     255,559,079   $   5,811,059,999   $   1,897,174,922
                                                =========================================================

Unrealized appreciation .....................   $      16,386,143   $     475,896,321   $     115,662,248
Unrealized depreciation .....................                  --         (36,973,783)                 --
                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      16,386,143   $     438,922,538   $     115,662,248
                                                =========================================================

                                                ---------------------------------------------------------
                                                    FRANKLIN            FRANKLIN            FRANKLIN
                                                    KENTUCKY            LOUISIANA           MARYLAND
                                                    TAX-FREE            TAX-FREE            TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ---------------------------------------------------------
Cost of investments .........................   $     135,128,521   $     221,839,251   $     441,897,328
                                                =========================================================

Unrealized appreciation .....................   $       7,257,263   $      11,842,493   $      23,678,712
Unrealized depreciation .....................                  --                  --                  --
                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $       7,257,263   $      11,842,493   $      23,678,712
                                                =========================================================

                                                ---------------------------------------------------------
                                                    FRANKLIN            FRANKLIN            FRANKLIN
                                                  MASSACHUSETTS         MICHIGAN            MINNESOTA
                                                 INSURED TAX-FREE    INSURED TAX-FREE    INSURED TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ---------------------------------------------------------
Cost of investments .........................   $     487,823,939   $   1,339,410,963   $     569,406,661
                                                =========================================================

Unrealized appreciation .....................   $      32,379,482   $      84,279,790   $      29,843,331
Unrealized depreciation .....................                  --                  --                  --
                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      32,379,482   $      84,279,790   $      29,843,331
                                                =========================================================

                                                ----------------------------------------------------------
                                                    FRANKLIN             FRANKLIN           FRANKLIN
                                                    MISSOURI            NEW JERSEY       NORTH CAROLINA
                                                    TAX-FREE             TAX-FREE           TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ----------------------------------------------------------
Cost of investments .........................   $     638,009,243   $   1,124,085,304   $     670,458,498
                                                ==========================================================

Unrealized appreciation .....................   $      38,627,444   $      72,905,744   $      36,896,466
Unrealized depreciation .....................             (74,087)                 --             (44,629)
                                                ----------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      38,553,357   $      72,905,744   $      36,851,837
                                                ==========================================================


                                       Quarterly Statements of Investments | 175

Franklin Tax-Free Trust

1. INCOME TAXES (CONTINUED)

                                                ---------------------------------------------------------
                                                     FRANKLIN            FRANKLIN           FRANKLIN
                                                   OHIO INSURED           OREGON          PENNSYLVANIA
                                                     TAX-FREE            TAX-FREE           TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                ---------------------------------------------------------
Cost of investments .........................   $   1,120,345,662   $     709,791,777   $     823,345,393
                                                =========================================================

Unrealized appreciation .....................   $      65,761,082   $      42,965,216   $      49,268,131
Unrealized depreciation .....................                  (4)                 --                  --
                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      65,761,078   $      42,965,216   $      49,268,131
                                                =========================================================

                                                -----------------
                                                     FRANKLIN
                                                     VIRGINIA
                                                     TAX-FREE
                                                   INCOME FUND
                                                -----------------
Cost of investments .........................   $     510,654,585
                                                =================

Unrealized appreciation .....................   $      29,847,072
Unrealized depreciation .....................                  --
                                                -----------------
Net unrealized appreciation (depreciation) ..   $      29,847,072
                                                =================

For information on the Funds' policy regarding valuation on investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


176 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  January 25, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 25, 2007











                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 25, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 25, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer